UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Annual Report to Shareholders

August 31, 2019

OVOL	Invesco Russell 1000® Low Volatility Factor ETF

OMOM	Invesco Russell 1000® Momentum Factor ETF

OQAL	Invesco Russell 1000® Quality Factor ETF

OSIZ	Invesco Russell 1000® Size Factor ETF

OVLU	Invesco Russell 1000® Value Factor ETF

OYLD	Invesco Russell 1000® Yield Factor ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

The Market Environment

Domestic Equity

The fiscal year proved to be an increasingly volatile time for US equities. After a relatively quiet summer, market volatility noticeably rose in October 2018, as US equity markets suffered a sharp sell-off through calendar year-end 2018, amid ongoing trade concerns between the US and China, fears of a global economic slowdown and lower oil prices from a supply glut, with oil prices plummeting from near $75 per barrel in early October 2018 to around $45 per barrel in late December 2018.1 In this environment, there was a flight to safety, as investors fled to defensive areas of the markets, such as health care, utilities and US Treasuries.

Given signs of a strong economy, the US Federal Reserve (the Fed) raised interest rates two times during the fiscal year: in September and December 20182. In contrast, the European Central Bank and central banks in several other countries maintained extraordinarily accommodative monetary policies.

Following a sharp selloff during the fourth quarter of 2018, equity markets rebounded in the first quarter of 2019, fueled by optimism about a potential US-China trade deal and the Fed’s indication that there would be no interest rate hikes in 2019, a surprising shift in monetary policy. The Fed’s more accommodative stance provided a supportive environment for equities and fixed income, even as US economic data was mixed and overseas growth appeared to be slowing. Against this backdrop, the S&P 500 Index posted its best first quarter returns since 1998.

Although the S&P 500 Index posted modest gains during the second quarter of 2019, the US stock market experienced increased volatility. After four consecutive months of rising stock markets, the market sold-off in May, along with bond yields and oil prices, as investors weighed the impact of the lingering trade war between the US and China, as well as potential tariffs imposed on Mexico. In addition, economic data showed a slowing domestic and global economy. During the July meeting, the Fed lowered rates by 25 basis points. This was the first time the Fed lowered rates in more than a decade.2

Market volatility increased in August, as the US Treasury yield curve inverted several times, causing jitters for investors who were concerned that a US recession would be imminent. As a result, much of August saw a “risk off” sentiment, with investors crowding into “safe haven” asset classes, such as US Treasuries and gold. However, a more dovish tone from the Fed provided some support to risk assets. With rising volatility in the markets, the S&P 500 Index posted a modest positive return for the fiscal year.

[1]	Source: Bloomberg
[2]	Source: US Federal Reserve

3

OVOL	Management’s Discussion of Fund Performance
Invesco Russell 1000® Low Volatility Factor ETF (OVOL)

As an index fund, the Invesco Russell 1000® Low Volatility Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000 Volatility Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000® Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits lower volatility characteristics relative to the other constituents in the Parent Index. A company’s volatility factor score is based on the standard deviation of weekly total returns to a company’s stock price over the trailing five years ending on the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned 1.46%. On a net asset value (“NAV”) basis, the Fund returned 1.67%. During the same time period, the Index returned 1.82%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred.

During this same time period, the Benchmark Index returned (0.31)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that selects stocks based upon the factor scores and their weights in the

Parent Index as computed by the Index Provider, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer staples and financials sectors and most underweight in the consumer discretionary and energy sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s outperformance relative to the Benchmark Index during the period can be attributed to security selection in the consumer discretionary and the communication services sectors.

For the fiscal period ended August 31, 2019, the information technology sector contributed most significantly to the Fund’s return, followed by the consumer staples and communication services sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the financials and health care sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Apple, Inc., an information technology company (portfolio average weight of 4.76%) and Procter & Gamble Co. (The), a consumer staples company (portfolio average weight of 1.85%). Positions that detracted most significantly from the Fund’s return during the period included Pfizer, Inc., a health care company (portfolio average weight of 1.34%) and Exxon Mobil Corp., an energy company (portfolio average weight of 1.83%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Information Technology	21.23
Financials	15.62
Health Care	14.13
Consumer Staples	10.43
Industrials	9.03
Communication Services	8.92
Consumer Discretionary	5.83
Utilities	5.12
Real Estate	4.62
Sector Types Each Less Than 3%	4.92
Money Market Funds Plus Other Assets Less Liabilities	0.15

4

Invesco Russell 1000® Low Volatility Factor ETF (OVOL) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Microsoft Corp.	5.31
Apple, Inc.	4.82
Berkshire Hathaway, Inc., Class B	2.52
Johnson & Johnson	2.15
JPMorgan Chase & Co.	1.91
Procter & Gamble Co. (The)	1.91
Visa, Inc., Class A	1.78
Alphabet, Inc., Class C	1.72
Exxon Mobil Corp.	1.71
Alphabet, Inc., Class A	1.69
Total	25.52

*	Excluding money market fund holdings.

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000 Volatility Factor Index	8.91%	11.54%	21.86%
Russell 1000® Index	2.49	8.91	16.72
Fund
NAV Return	8.54	11.22	21.23
Market Price Return	8.43	11.17	21.14

5

Invesco Russell 1000® Low Volatility Factor ETF (OVOL) (continued)

Oppenheimer Russell 1000® Low Volatility Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

6

OMOM	Management’s Discussion of Fund Performance
Invesco Russell 1000® Momentum Factor ETF (OMOM)

As an index fund, the Invesco Russell 1000® Momentum Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000 Momentum Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000® Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits greater momentum characteristics relative to the other constituents in the Parent Index. A company’s momentum factor score is based on historical total return over the 11 months ending on the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned 0.99%. On a net asset value (“NAV”) basis, the Fund returned 0.84%. During the same time period, the Index returned 0.97%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred.

During this same time period, the Benchmark Index returned (0.31)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that selects stocks based upon the factor scores and their weights in the Parent Index as computed by the Index Provider, whereas the

Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the information technology sector and most underweight in the financials sector during the fiscal period ended August 31, 2019. The majority of the Fund’s outperformance relative to the Benchmark Index during the period can be attributed to the Fund’s underweight allocation to the energy sector.

For the fiscal period ended August 31, 2019, the consumer staples sector contributed most significantly to the Fund’s return, followed by the real estate and information technology sectors, respectively. The health care sector detracted most significantly from the Fund’s return, followed by the energy and financials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Microsoft Corp., an information technology company (portfolio average weight of 5.87%) and Procter & Gamble Co. (The), a consumer staples company (portfolio average weight of 1.79%). Positions that detracted most significantly from the Fund’s return during the period included Cisco Systems, Inc., an information technology company (portfolio average weight of 1.35%) and Pfizer, Inc., a health care company (portfolio average weight of 1.04%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Information Technology	25.05
Health Care	13.55
Financials	10.58
Consumer Discretionary	9.91
Communication Services	9.49
Consumer Staples	8.69
Industrials	8.34
Real Estate	4.96
Utilities	4.69
Sector Types Each Less Than 3%	4.71
Money Market Funds Plus Other Assets Less Liabilities	0.03

7

Invesco Russell 1000® Momentum Factor ETF (OMOM) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Microsoft Corp.	5.92
Apple, Inc.	3.02
Amazon.com, Inc.	2.88
Procter & Gamble Co. (The)	1.86
Visa, Inc., Class A	1.62
Johnson & Johnson	1.55
Berkshire Hathaway, Inc., Class B	1.44
Mastercard, Inc., Class A	1.39
Verizon Communications, Inc.	1.31
Walt Disney Co. (The)	1.30
Total	22.29

*	Excluding money market fund holdings.

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000 Momentum Factor Index	1.29%	9.61%	18.07%
Russell 1000® Index	2.49	8.91	16.72
Fund
NAV Return	1.02	9.32	17.52
Market Price Return	0.91	9.34	17.56

8

Invesco Russell 1000® Momentum Factor ETF (OMOM) (continued)

Oppenheimer Russell 1000® Momentum Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

9

OQAL	Management’s Discussion of Fund Performance
Invesco Russell 1000® Quality Factor ETF (OQAL)

As an index fund, the Invesco Russell 1000® Quality Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000 Quality Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000® Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits greater quality characteristics relative to the other constituents in the Parent Index. A company’s quality factor score is based on an equally-weighted composite of return on assets, change in asset turnover, accruals, and leverage, calculated based on information reported in the company’s most recent annual financial statement as of the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned 0.14%. On a net asset value (“NAV”) basis, the Fund returned 0.28%. During the same time period, the Index returned 0.42%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred.

During this same time period, the Benchmark Index returned (0.31)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that selects stocks based upon the factor scores and their weights in the Parent Index as computed by the Index Provider, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the information technology and consumer discretionary sectors and most underweight in the financials and utilities sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s outperformance relative to the Benchmark Index during the period can be attributed to an overweight allocation to the information technology sector and an underweight allocation to the financials sector.

For the fiscal period ended August 31, 2019, the information technology sector contributed most significantly to the Fund’s return, followed by the communication services and consumer staples sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the health care and industrials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Apple, Inc., an information technology company (portfolio average weight of 6.37%) and Alphabet Inc. Class C, a communication services company (portfolio average weight of 2.29%). Positions that detracted most significantly from the Fund’s return during the period included Amazon.com, Inc., a consumer discretionary company (portfolio average weight of 4.34%) and Exxon Mobil Corp., an energy company (portfolio average weight of 2.12%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Information Technology	31.06
Consumer Discretionary	14.84
Health Care	13.63
Communication Services	11.06
Industrials	9.65
Consumer Staples	6.82
Energy	5.44
Financials	3.02
Sector Types Each Less Than 3%	4.35
Money Market Funds Plus Other Assets Less Liabilities	0.13

10

Invesco Russell 1000® Quality Factor ETF (OQAL) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Apple, Inc.	6.52
Microsoft Corp.	5.14
Amazon.com, Inc.	4.12
Facebook, Inc., Class A	3.20
Visa, Inc., Class A	3.04
Mastercard, Inc., Class A	2.51
Alphabet, Inc., Class C	2.35
Alphabet, Inc., Class A	2.31
Johnson & Johnson	2.21
Exxon Mobil Corp.	2.00
Total	33.40

*	Excluding money market fund holdings.

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000 Quality Factor Index	2.62%	10.07%	18.98%
Russell 1000® Index	2.49	8.91	16.72
Fund
NAV Return	2.33	9.77	18.40
Market Price Return	2.11	9.69	18.23

11

Invesco Russell 1000® Quality Factor ETF (OQAL) (continued)

Oppenheimer Russell 1000® Quality Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

12

OSIZ	Management’s Discussion of Fund Performance
Invesco Russell 1000® Size Factor ETF (OSIZ)

As an index fund, the Invesco Russell 1000® Size Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000 Size Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000® Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits characteristics of smaller-capitalization companies relative to the other constituents in the Parent Index. A company’s size factor score is based on total market capitalization as of the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (3.37)%. On a net asset value (“NAV”) basis, the Fund returned (3.48)%. During the same time period, the Index returned (3.33)%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred.

During this same time period, the Benchmark Index returned (0.31)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that selects stocks based upon the factor scores and their weights in the Parent Index as computed by the Index Provider, whereas the

Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the real estate sector and most underweight in the communication services sector during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund’s overweight allocation to the consumer discretionary sector.

For the fiscal period ended August 31, 2019, the real estate sector was the only contributing sector to the Fund’s return. The energy sector detracted most significantly from the Fund’s return, followed by the consumer discretionary and financials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Roku, Inc., a consumer discretionary company (portfolio average weight of 0.23%) and Royal Gold, Inc. a materials company (portfolio average weight of 0.21%). Positions that detracted most significantly from the Fund’s return during the period included PG&E Corp., a utilities company (portfolio average weight of 0.20%) and DXC Technology Co., an information technology company (portfolio average weight of 0.22%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Information Technology	17.24
Financials	14.54
Industrials	14.18
Consumer Discretionary	12.77
Real Estate	10.39
Health Care	10.34
Materials	6.40
Communication Services	4.96
Utilities	3.38
Energy	3.05
Consumer Staples	2.75
Money Market Funds Plus Other Assets Less Liabilities	0.00

13

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Western Digital Corp.	0.33
Roku, Inc.	0.31
DexCom, Inc.	0.30
Keysight Technologies, Inc.	0.29
Teleflex, Inc.	0.29
TransUnion	0.29
MarketAxess Holdings, Inc.	0.28
Equifax, Inc.	0.28
Martin Marietta Materials, Inc.	0.28
Take-Two Interactive Software, Inc.	0.27
Total	2.92

*	Excluding money market fund holdings.

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000 Size Factor Index	(2.45)%	6.54%	12.16%
Russell 1000® Index	2.49	8.91	16.72
Fund
NAV Return	(2.69)	6.27	11.64
Market Price Return	(2.65)	6.29	11.68

14

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

Oppenheimer Russell 1000® Size Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

15

OVLU	Management’s Discussion of Fund Performance
Invesco Russell 1000® Value Factor ETF (OVLU)

As an index fund, the Invesco Russell 1000® Value Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000 Value Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000® Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits greater value characteristics relative to the other constituents in the Parent Index. A company’s value factor score is based on an equally-weighted composite of cash flow yield, earnings yield, and sales to price ratio, calculated based on the company’s total market capitalization and information reported in the company’s most recent annual financial statement as of the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (1.93)%. On a net asset value (“NAV”) basis, the Fund returned (1.97)%. During the same time period, the Index returned (1.85)%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred.

During this same time period, the Benchmark Index returned (0.31)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that selects stocks based upon the factor scores and their weights in the Parent Index as computed by the Index Provider, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the financials sector and most underweight in the information technology sector during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund’s overweight allocation to the energy sector.

For the fiscal period ended August 31, 2019, the information technology sector contributed most significantly to the Fund’s return, followed by the communication services and consumer staples sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the financials and materials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Apple, Inc., an information technology company (portfolio average weight of 6.33%) and AT&T, Inc., a communications services company (portfolio average weight of 2.65%). Positions that detracted most significantly from the Fund’s return during the period included Exxon Mobil Corp., an energy company (portfolio average weight of 2.78%) and Citigroup, Inc., a financials company (portfolio average weight of 1.87%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Financials	20.91
Information Technology	15.43
Industrials	10.44
Energy	9.86
Health Care	9.47
Consumer Discretionary	8.86
Communication Services	8.57
Consumer Staples	6.25
Utilities	4.40
Materials	3.87
Real Estate	1.74
Money Market Funds Plus Other Assets Less Liabilities	0.20

16

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Apple, Inc.	6.56
AT&T, Inc.	2.79
Exxon Mobil Corp.	2.67
Bank of America Corp.	2.35
Verizon Communications, Inc.	2.15
Chevron Corp.	2.03
Intel Corp.	2.02
Wells Fargo & Co.	1.99
Citigroup, Inc.	1.80
UnitedHealth Group, Inc.	1.61
Total	25.97

*	Excluding money market fund holdings.

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000 Value Factor Index	(1.26)%	5.24%	9.68%
Russell 1000® Index	2.49	8.91	16.72
Fund
NAV Return	(1.53)	4.97	9.18
Market Price Return	(1.42)	4.99	9.22

17

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

Oppenheimer Russell 1000® Value Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

18

OYLD	Management’s Discussion of Fund Performance
Invesco Russell 1000® Yield Factor ETF (OYLD)

As an index fund, the Invesco Russell 1000® Yield Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000 Yield Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000® Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits greater yield characteristics relative to the other constituents in the Parent Index. A company’s yield factor score is based on the 12-month trailing dividend yield as of the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (1.27)%. On a net asset value (“NAV”) basis, the Fund returned (1.30)%. During the same time period, the Index returned (1.17)%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred.

During this same time period, the Benchmark Index returned (0.31)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that selects stocks based upon the factor scores and their weights in the Parent Index as computed by the Index Provider, whereas the

Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the energy and consumer staples sectors and most underweight in the information technology and consumer discretionary sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund’s underweight allocation to the information technology sector and an overweight allocation to the energy sector.

For the fiscal period ended August 31, 2019, the real estate sector contributed most significantly to the Fund’s return, followed by the utilities and consumer staples sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the financials and health care sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Procter & Gamble Co. (The), a consumer staples company (portfolio average weight of 2.44%) and AT&T, Inc., a communication services company (portfolio average weight of 2.99%). Positions that detracted most significantly from the Fund’s return during the period included Pfizer, Inc., a health care company (portfolio average weight of 2.07%) and Cisco Systems, Inc., an information technology company (portfolio average weight of 2.42%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Financials	15.69
Health Care	12.92
Information Technology	12.31
Consumer Staples	11.39
Energy	9.31
Industrials	8.74
Real Estate	7.63
Utilities	7.52
Consumer Discretionary	6.56
Communication Services	6.16
Materials	1.56
Money Market Funds Plus Other Assets Less Liabilities	0.21

19

Invesco Russell 1000® Yield Factor ETF (OYLD) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Exxon Mobil Corp.	3.22
AT&T, Inc.	3.13
JPMorgan Chase & Co.	3.04
Johnson & Johnson	2.89
Verizon Communications, Inc.	2.63
Procter & Gamble Co. (The)	2.55
Chevron Corp.	2.35
Intel Corp.	2.32
Cisco Systems, Inc.	2.14
Home Depot, Inc. (The)	1.98
Total	26.25

*	Excluding money market fund holdings.

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000 Yield Factor Index	3.68%	6.47%	12.02%
Russell 1000® Index	2.49	8.91	16.72
Fund
NAV Return	3.37	6.19	11.49
Market Price Return	3.44	6.20	11.51

20

Invesco Russell 1000® Yield Factor ETF (OYLD) (continued)

Oppenheimer Russell 1000® Yield Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

21

Invesco Russell 1000® Low Volatility Factor ETF (OVOL)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-8.92%
Alphabet, Inc., Class A(b)	83	$ 98,814
Alphabet, Inc., Class C(b)	85	100,988
AT&T, Inc.	2,560	90,266
Comcast Corp., Class A	1,420	62,849
Omnicom Group, Inc.	73	5,552
Verizon Communications, Inc.	1,427	82,994
Walt Disney Co. (The)	591	81,121
		522,584
Consumer Discretionary-5.83%
AutoZone, Inc.(b)	8	8,813
Bright Horizons Family Solutions, Inc.(b)	20	3,301
Dollar General Corp.	70	10,926
Genuine Parts Co.	47	4,244
Hilton Worldwide Holdings, Inc.	75	6,928
Home Depot, Inc. (The)	374	85,238
Lowe’s Cos., Inc.	229	25,694
Marriott International, Inc., Class A	78	9,833
McDonald’s Corp.	282	61,467
NIKE, Inc., Class B	372	31,434
O’Reilly Automotive, Inc.(b)	21	8,059
Ross Stores, Inc.	99	10,495
Service Corp. International	58	2,685
Starbucks Corp.	403	38,914
TJX Cos., Inc. (The)	407	22,373
Yum! Brands, Inc.	96	11,211
		341,615
Consumer Staples-10.43%
Altria Group, Inc.	628	27,469
Archer-Daniels-Midland Co.	162	6,164
Brown-Forman Corp., Class B	56	3,303
Church & Dwight Co., Inc.	87	6,941
Clorox Co. (The)	46	7,275
Coca-Cola Co. (The)	1,444	79,478
Colgate-Palmolive Co.	308	22,838
Constellation Brands, Inc., Class A	50	10,217
Costco Wholesale Corp.	146	43,035
Estee Lauder Cos., Inc. (The), Class A	68	13,463
General Mills, Inc.	202	10,868
Hershey Co. (The)	51	8,082
Hormel Foods Corp.	91	3,877
JM Smucker Co. (The)	36	3,786
Kellogg Co.	85	5,338
Kimberly-Clark Corp.	123	17,357
Lamb Weston Holdings, Inc.	47	3,308
McCormick & Co., Inc.	42	6,841
Mondelez International, Inc., Class A	497	27,444
PepsiCo, Inc.	531	72,604
Philip Morris International, Inc.	483	34,819
Procter & Gamble Co. (The)	930	111,814
Sysco Corp.	167	12,413
Tyson Foods, Inc., Class A	75	6,978
Walgreens Boots Alliance, Inc.	203	10,392
Walmart, Inc.	483	55,188
		611,292
	Shares	Value
Energy-2.98%
Chevron Corp.	560	$ 65,923
Exxon Mobil Corp.	1,467	100,460
Occidental Petroleum Corp.	189	8,218
		174,601
Financials-15.62%
Aflac, Inc.	270	13,549
AGNC Investment Corp.	202	3,004
Alleghany Corp.(b)	5	3,747
Allstate Corp. (The)	120	12,287
American Express Co.	217	26,120
American Financial Group, Inc.	27	2,726
American International Group, Inc.	277	14,415
Annaly Capital Management, Inc.	545	4,524
Aon PLC	85	16,562
Arch Capital Group Ltd.(b)	138	5,451
Arthur J. Gallagher & Co.	68	6,168
Bank of America Corp.	2,090	57,496
Bank of New York Mellon Corp. (The)	264	11,104
BB&T Corp.	247	11,770
Berkshire Hathaway, Inc., Class B(b)	727	147,879
BlackRock, Inc.	36	15,212
Brown & Brown, Inc.	88	3,246
Capital One Financial Corp.	130	11,261
Cboe Global Markets, Inc.	35	4,171
Chubb Ltd.	168	26,255
Cincinnati Financial Corp.	53	5,962
Citigroup, Inc.	589	37,902
CME Group, Inc.	122	26,509
Discover Financial Services	100	7,997
Erie Indemnity Co., Class A	9	1,974
Everest Re Group, Ltd.	14	3,302
FactSet Research Systems, Inc.	12	3,265
Fidelity National Financial, Inc.	84	3,691
Globe Life, Inc.	39	3,481
Goldman Sachs Group, Inc. (The)	89	18,148
Hartford Financial Services Group, Inc. (The)	128	7,460
Intercontinental Exchange, Inc.	189	17,668
JPMorgan Chase & Co.	1,021	112,167
Loews Corp.	95	4,567
M&T Bank Corp.	42	6,141
Markel Corp.(b)	5	5,715
Marsh & McLennan Cos., Inc.	187	18,679
MetLife, Inc.	204	9,037
Moody’s Corp.	51	10,995
MSCI, Inc.	25	5,866
Nasdaq, Inc.	40	3,994
Northern Trust Corp.	58	5,100
PNC Financial Services Group, Inc. (The)	144	18,566
Progressive Corp. (The)	204	15,463
Prudential Financial, Inc.	111	8,890
Reinsurance Group of America, Inc.	21	3,233
RenaissanceRe Holdings Ltd. (Bermuda)	15	2,708
S&P Global, Inc.	79	20,555
Starwood Property Trust, Inc.	102	2,390
SunTrust Banks, Inc.	116	7,135
T. Rowe Price Group, Inc.	70	7,743
Travelers Cos., Inc. (The)	94	13,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000® Low Volatility Factor ETF (OVOL)—(continued)
August 31, 2019
	Shares	Value
Financials-(continued)
U.S. Bancorp	506	$ 26,661
W.R. Berkley Corp.	53	3,776
Wells Fargo & Co.	1,260	58,678
Willis Towers Watson PLC	45	8,909
		915,088
Health Care-14.13%
Abbott Laboratories	563	48,035
Agilent Technologies, Inc.	90	6,400
Amgen, Inc.	171	35,674
Anthem, Inc.	71	18,568
Baxter International, Inc.	161	14,160
Becton, Dickinson and Co.	90	22,853
Boston Scientific Corp.(b)	419	17,904
Bristol-Myers Squibb Co.	398	19,132
Cerner Corp.	95	6,546
Cigna Corp.	94	14,473
Cooper Cos., Inc. (The)	15	4,646
CVS Health Corp.	362	22,053
Danaher Corp.	224	31,828
Eli Lilly and Co.	284	32,083
Gilead Sciences, Inc.	294	18,681
Henry Schein, Inc.(b)	48	2,958
IQVIA Holdings, Inc.(b)	50	7,757
Johnson & Johnson	980	125,793
Laboratory Corp. of America Holdings(b)	30	5,027
Medtronic PLC	484	52,219
Merck & Co., Inc.	845	73,067
Mettler-Toledo International, Inc.(b)	8	5,254
Pfizer, Inc.	1,981	70,425
Quest Diagnostics, Inc.	43	4,402
STERIS PLC	27	4,169
Stryker Corp.	118	26,038
Thermo Fisher Scientific, Inc.	127	36,457
UnitedHealth Group, Inc.	289	67,626
Varian Medical Systems, Inc.(b)	29	3,072
Waters Corp.(b)	20	4,238
Zimmer Biomet Holdings, Inc.	60	8,352
Zoetis, Inc.	146	18,457
		828,347
Industrials-9.03%
3M Co.	184	29,756
AMETEK, Inc.	73	6,273
Boeing Co. (The)	141	51,337
C.H. Robinson Worldwide, Inc.	42	3,549
Cintas Corp.	28	7,386
Cummins, Inc.	42	6,269
Deere & Co.	85	13,167
Eaton Corp. PLC	120	9,686
Emerson Electric Co.	181	10,786
Expeditors International of Washington, Inc.	56	3,982
FedEx Corp.	65	10,310
Fortive Corp.	97	6,877
General Dynamics Corp.	85	16,258
Honeywell International, Inc.	264	43,460
IDEX Corp.	25	4,118
IHS Markit Ltd.(b)	131	8,595
Illinois Tool Works, Inc.	107	16,035
Ingersoll-Rand PLC	72	8,718
Johnson Controls International PLC	261	11,142
	Shares	Value
Industrials-(continued)
L3Harris Technologies, Inc.	64	$ 13,530
Lockheed Martin Corp.	86	33,033
Norfolk Southern Corp.	67	11,661
Northrop Grumman Corp.	49	18,026
PACCAR, Inc.	96	6,294
Raytheon Co.	92	17,049
Republic Services, Inc.	81	7,229
Rockwell Automation, Inc.	33	5,042
Roper Technologies, Inc.	35	12,837
Stanley Black & Decker, Inc.	46	6,112
Toro Co. (The)	35	2,520
Union Pacific Corp.	203	32,878
United Parcel Service, Inc., Class B	226	26,817
United Technologies Corp.	278	36,207
Verisk Analytics, Inc.	55	8,885
Waste Management, Inc.	159	18,977
Xylem, Inc.	55	4,214
		529,015
Information Technology-21.23%
Accenture PLC, Class A	217	43,003
Adobe, Inc.(b)	120	34,141
Amdocs Ltd.	49	3,172
Amphenol Corp., Class A	100	8,754
Analog Devices, Inc.	97	10,654
ANSYS, Inc.(b)	25	5,164
Apple, Inc.	1,353	282,425
Automatic Data Processing, Inc.	147	24,966
Broadridge Financial Solutions, Inc.	38	4,919
Cisco Systems, Inc.	1,309	61,274
Fidelity National Information Services, Inc.	190	25,882
Fiserv, Inc.(b)	138	14,758
Genpact Ltd.	57	2,335
Intel Corp.	1,098	52,056
International Business Machines Corp.	288	39,033
Intuit, Inc.	68	19,608
Jack Henry & Associates, Inc.	28	4,059
Mastercard, Inc., Class A	290	81,597
Microsoft Corp.	2,257	311,150
Motorola Solutions, Inc.	49	8,865
Oracle Corp.	728	37,900
Paychex, Inc.	113	9,232
Synopsys, Inc.(b)	48	6,807
Texas Instruments, Inc.	262	32,422
Total System Services, Inc.	48	6,443
VeriSign, Inc.(b)	31	6,319
Visa, Inc., Class A	577	104,333
Western Union Co. (The)	139	3,075
		1,244,346
Materials-1.94%
Air Products and Chemicals, Inc.	73	16,492
AptarGroup, Inc.	23	2,811
Avery Dennison Corp.	27	3,120
Ball Corp.	104	8,363
Ecolab, Inc.	92	18,981
International Flavors & Fragrances, Inc.(c)	35	3,841
Linde PLC (United Kingdom)	185	34,948
PPG Industries, Inc.	77	8,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000® Low Volatility Factor ETF (OVOL)—(continued)
August 31, 2019
	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	28	$ 14,749
Sonoco Products Co.	35	2,002
		113,838
Real Estate-4.62%
Alexandria Real Estate Equities, Inc.	37	5,544
American Tower Corp.	153	35,219
Apartment Investment & Management Co., Class A	49	2,499
AvalonBay Communities, Inc.	50	10,628
Boston Properties, Inc.	52	6,678
Camden Property Trust	32	3,464
Crown Castle International Corp.	146	21,195
Digital Realty Trust, Inc.	63	7,789
Duke Realty Corp.	121	4,026
Equinix, Inc.	25	13,907
Equity LifeStyle Properties, Inc.	31	4,176
Equity Residential	129	10,934
Essex Property Trust, Inc.	23	7,389
Extra Space Storage, Inc.	38	4,633
Federal Realty Investment Trust	26	3,359
Gaming and Leisure Properties, Inc.	72	2,817
Invitation Homes, Inc.	139	3,998
Liberty Property Trust	50	2,606
Mid-America Apartment Communities, Inc.	38	4,814
National Retail Properties, Inc.	53	2,976
Prologis, Inc.	208	17,393
Public Storage	51	13,502
Realty Income Corp.	104	7,676
Regency Centers Corp.	56	3,612
SBA Communications Corp.	33	8,660
Simon Property Group, Inc.	104	15,490
Sun Communities, Inc.	30	4,434
UDR, Inc.	97	4,673
Ventas, Inc.	107	7,853
VICI Properties, Inc.	143	3,169
Vornado Realty Trust	57	3,447
Welltower, Inc.	126	11,284
Weyerhaeuser Co.	207	5,446
WP Carey, Inc.	61	5,478
		270,768
Utilities-5.12%
Alliant Energy Corp.	85	4,458
Ameren Corp.	87	6,712
American Electric Power Co., Inc.	177	16,134
American Water Works Co., Inc.	66	8,403
Aqua America Inc.	75	3,322
Atmos Energy Corp.	42	4,630
CenterPoint Energy, Inc.	167	4,624
CMS Energy Corp.	101	6,368
Consolidated Edison, Inc.	119	10,579
	Shares	Value
Utilities-(continued)
Dominion Energy, Inc.	284	$ 22,047
DTE Energy Co.	66	8,558
Duke Energy Corp.	265	24,576
Edison International	94	6,793
Entergy Corp.	67	7,560
Evergy, Inc.	85	5,525
Eversource Energy	113	9,055
Exelon Corp.	327	15,454
FirstEnergy Corp.	175	8,050
NextEra Energy, Inc.	172	37,682
NiSource, Inc.	122	3,605
OGE Energy Corp.	67	2,872
Pinnacle West Capital Corp.	39	3,717
PPL Corp.	246	7,269
Public Service Enterprise Group, Inc.	176	10,643
Sempra Energy	94	13,313
Southern Co. (The)	385	22,430
UGI Corp.	59	2,872
WEC Energy Group, Inc.	112	10,726
Xcel Energy, Inc.	186	11,945
		299,922
Total Common Stocks & Other Equity Interests (Cost $4,940,106)		5,851,416
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(d) (Cost $4,357)	4,357	4,357
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $4,944,463)		5,855,773
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(d)(e)	2,592	2,592
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(d)(e)	848	849
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,441)		3,441
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $4,947,904)		5,859,214
OTHER ASSETS LESS LIABILITIES-0.02%		1,297
NET ASSETS-100.00%		$5,860,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000® Low Volatility Factor ETF (OVOL)—(continued)
August 31, 2019
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 1000® Momentum Factor ETF (OMOM)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-9.49%
Alphabet, Inc., Class A(b)	53	$ 63,098
Alphabet, Inc., Class C(b)	53	62,969
Altice USA, Inc., Class A(b)	114	3,292
AT&T, Inc.	1,351	47,636
Cable One, Inc.	2	2,595
CBS Corp., Class B	33	1,388
Charter Communications, Inc., Class A(b)	52	21,299
Comcast Corp., Class A	1,493	66,080
Discovery, Inc., Class C(b)	67	1,744
DISH Network Corp., Class A(b)	41	1,376
Facebook, Inc., Class A(b)	334	62,014
Fox Corp., Class A	66	2,189
GCI Liberty, Inc.(b)	33	2,054
IAC/InterActiveCorp.(b)	27	6,875
Interpublic Group of Cos., Inc. (The)	62	1,233
Liberty Broadband Corp., Class C(b)	35	3,690
Liberty Media Corp.-Liberty Formula One, Class C(b)	45	1,878
Live Nation Entertainment, Inc.(b)	44	3,059
Madison Square Garden Co. (The), Class A(b)	4	1,009
Match Group, Inc.(c)	21	1,781
Netflix, Inc.(b)	49	14,394
New York Times Co. (The), Class A	55	1,606
Nexstar Media Group, Inc., Class A	16	1,582
Omnicom Group, Inc.	48	3,651
Take-Two Interactive Software, Inc.(b)	11	1,452
T-Mobile US, Inc.(b)	96	7,493
Tribune Media Co., Class A	26	1,211
Twitter, Inc.(b)	56	2,388
Verizon Communications, Inc.	1,295	75,317
Viacom, Inc., Class B	58	1,449
Walt Disney Co. (The)	545	74,807
Zynga, Inc., Class A(b)	301	1,719
		544,328
Consumer Discretionary-9.91%
Advance Auto Parts, Inc.	18	2,483
Amazon.com, Inc.(b)	93	165,195
AutoZone, Inc.(b)	9	9,915
Best Buy Co., Inc.	31	1,973
Booking Holdings, Inc.(b)	4	7,866
Bright Horizons Family Solutions, Inc.(b)	18	2,971
Burlington Stores, Inc.(b)	14	2,835
CarMax, Inc.(b)	34	2,831
Carnival Corp.	34	1,499
Chipotle Mexican Grill, Inc.(b)	10	8,384
D.R. Horton, Inc.	69	3,413
Darden Restaurants, Inc.	40	4,839
Dollar General Corp.	79	12,331
Dollar Tree, Inc.(b)	60	6,092
Domino’s Pizza, Inc.	7	1,588
Dunkin’ Brands Group, Inc.	20	1,649
eBay, Inc.	117	4,714
Etsy, Inc.(b)	43	2,270
Expedia Group, Inc.	16	2,082
Five Below, Inc.(b)	17	2,089
Ford Motor Co.	492	4,512
	Shares	Value
Consumer Discretionary-(continued)
Garmin Ltd.	47	$ 3,834
General Motors Co.	121	4,488
Genuine Parts Co.	28	2,528
H&R Block, Inc.	56	1,356
Hasbro, Inc.	26	2,872
Hilton Worldwide Holdings, Inc.	69	6,373
Home Depot, Inc. (The)	173	39,428
Las Vegas Sands Corp.	21	1,165
Lennar Corp., Class A	49	2,499
Lowe’s Cos., Inc.	193	21,655
Lululemon Athletica, Inc.(b)	40	7,387
Marriott International, Inc., Class A	39	4,916
McDonald’s Corp.	227	49,479
MGM Resorts International	44	1,235
NIKE, Inc., Class B	300	25,350
Norwegian Cruise Line Holdings Ltd.(b)	41	2,081
NVR, Inc.(b)	1	3,599
Ollie’s Bargain Outlet Holdings, Inc.(b)	17	943
O’Reilly Automotive, Inc.(b)	24	9,210
Planet Fitness, Inc., Class A(b)	32	2,259
Pool Corp.	11	2,160
PulteGroup, Inc.	56	1,893
Roku, Inc.(b)	31	4,692
Ross Stores, Inc.	93	9,859
Royal Caribbean Cruises Ltd.	40	4,171
Service Corp. International	51	2,361
ServiceMaster Global Holdings, Inc.(b)	47	2,681
Starbucks Corp.	432	41,714
Target Corp.	70	7,493
TJX Cos., Inc. (The)	301	16,546
Tractor Supply Co.	41	4,177
Ulta Beauty, Inc.(b)	20	4,755
VF Corp.	70	5,736
Wayfair, Inc., Class A(b)(c)	21	2,368
Yum China Holdings, Inc. (China)	67	3,044
Yum! Brands, Inc.	93	10,861
		568,699
Consumer Staples-8.69%
Altria Group, Inc.	259	11,329
Archer-Daniels-Midland Co.	66	2,511
Brown-Forman Corp., Class B	28	1,652
Campbell Soup Co.	38	1,710
Casey’s General Stores, Inc.	12	2,014
Church & Dwight Co., Inc.	89	7,100
Clorox Co. (The)	34	5,377
Coca-Cola Co. (The)	984	54,159
Colgate-Palmolive Co.	213	15,794
Constellation Brands, Inc., Class A	17	3,474
Costco Wholesale Corp.	127	37,435
Estee Lauder Cos., Inc. (The), Class A	46	9,108
General Mills, Inc.	171	9,200
Hershey Co. (The)	51	8,082
Hormel Foods Corp.	66	2,812
JM Smucker Co. (The)	33	3,470
Kellogg Co.	24	1,507
Kimberly-Clark Corp.	108	15,240
Kroger Co. (The)	114	2,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
August 31, 2019
	Shares	Value
Consumer Staples-(continued)
Lamb Weston Holdings, Inc.	29	$ 2,041
McCormick & Co., Inc.	44	7,166
Mondelez International, Inc., Class A	465	25,677
Monster Beverage Corp.(b)	95	5,574
PepsiCo, Inc.	427	58,384
Philip Morris International, Inc.	377	27,178
Post Holdings, Inc.(b)	21	2,094
Procter & Gamble Co. (The)	887	106,644
Sysco Corp.	122	9,068
Tyson Foods, Inc., Class A	77	7,164
US Foods Holding Corp.(b)	39	1,578
Walgreens Boots Alliance, Inc.	56	2,867
Walmart, Inc.	423	48,332
		498,441
Energy-2.50%
Cabot Oil & Gas Corp.	102	1,746
Cheniere Energy, Inc.(b)	46	2,747
Chevron Corp.	336	39,554
Concho Resources, Inc.	22	1,609
ConocoPhillips	170	8,871
Diamondback Energy, Inc.	24	2,354
EOG Resources, Inc.	44	3,264
Exxon Mobil Corp.	682	46,703
Hess Corp.	63	3,966
Kinder Morgan, Inc.	605	12,263
Marathon Petroleum Corp.	28	1,378
ONEOK, Inc.	85	6,059
Phillips 66	25	2,466
Pioneer Natural Resources Co.	14	1,728
Targa Resources Corp.	36	1,300
Valero Energy Corp.	21	1,581
Williams Cos., Inc. (The)	260	6,136
		143,725
Financials-10.58%
Aflac, Inc.	194	9,735
AGNC Investment Corp.	99	1,472
Alleghany Corp.(b)	4	2,997
Allstate Corp. (The)	64	6,553
Ally Financial, Inc.	100	3,135
American Express Co.	202	24,315
American International Group, Inc.	132	6,869
Ameriprise Financial, Inc.	23	2,967
Annaly Capital Management, Inc.	250	2,075
Aon PLC	78	15,198
Arch Capital Group Ltd.(b)	118	4,661
Arthur J. Gallagher & Co.	59	5,352
AXA Equitable Holdings, Inc.	56	1,163
Bank of America Corp.	1,387	38,156
Bank of New York Mellon Corp. (The)	67	2,818
BB&T Corp.	105	5,003
Berkshire Hathaway, Inc., Class B(b)	406	82,584
BlackRock, Inc.	11	4,648
Brown & Brown, Inc.	59	2,177
Capital One Financial Corp.	65	5,630
Cboe Global Markets, Inc.	21	2,502
Charles Schwab Corp. (The)	71	2,717
Chubb Ltd.	113	17,660
Cincinnati Financial Corp.	55	6,187
Citigroup, Inc.	403	25,933
	Shares	Value
Financials-(continued)
Citizens Financial Group, Inc.	43	$ 1,451
CME Group, Inc.	83	18,035
Credit Acceptance Corp.(b)	4	1,811
Discover Financial Services	65	5,198
Erie Indemnity Co., Class A	9	1,974
Everest Re Group, Ltd.	10	2,359
FactSet Research Systems, Inc.	12	3,265
Fidelity National Financial, Inc.	54	2,373
Fifth Third Bancorp	90	2,381
First American Financial Corp.	24	1,403
First Republic Bank	29	2,602
Franklin Resources, Inc.	49	1,288
Globe Life, Inc.	21	1,874
Goldman Sachs Group, Inc. (The)	31	6,321
Hartford Financial Services Group, Inc. (The)	65	3,788
Huntington Bancshares, Inc.	112	1,484
Intercontinental Exchange, Inc.	129	12,059
JPMorgan Chase & Co.	663	72,837
Kemper Corp.	16	1,120
KeyCorp	86	1,428
Lincoln National Corp.	31	1,639
Loews Corp.	51	2,452
LPL Financial Holdings, Inc.	23	1,724
M&T Bank Corp.	19	2,778
Markel Corp.(b)	2	2,286
MarketAxess Holdings, Inc.	13	5,169
Marsh & McLennan Cos., Inc.	140	13,985
MetLife, Inc.	166	7,354
MGIC Investment Corp.	107	1,354
Moody’s Corp.	34	7,330
Morgan Stanley	124	5,145
MSCI, Inc.	27	6,335
Nasdaq, Inc.	17	1,697
New Residential Investment Corp.	78	1,097
Northern Trust Corp.	22	1,934
Old Republic International Corp.	63	1,472
PNC Financial Services Group, Inc. (The)	59	7,607
Popular, Inc.	27	1,419
Primerica, Inc.	12	1,430
Principal Financial Group, Inc.	47	2,501
Progressive Corp. (The)	188	14,250
Prudential Financial, Inc.	77	6,167
Reinsurance Group of America, Inc.	13	2,002
RenaissanceRe Holdings Ltd. (Bermuda)	15	2,708
S&P Global, Inc.	46	11,969
Starwood Property Trust, Inc.	66	1,546
SunTrust Banks, Inc.	55	3,383
Synchrony Financial	125	4,006
T. Rowe Price Group, Inc.	21	2,323
TD Ameritrade Holding Corp.	31	1,377
Travelers Cos., Inc. (The)	69	10,140
U.S. Bancorp	274	14,437
Voya Financial, Inc.	27	1,332
W.R. Berkley Corp.	44	3,135
Wells Fargo & Co.	376	17,510
Willis Towers Watson PLC	34	6,731
		607,282
Health Care-13.55%
Abbott Laboratories	516	44,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
August 31, 2019
	Shares	Value
Health Care-(continued)
AbbVie, Inc.	121	$ 7,955
Agilent Technologies, Inc.	64	4,551
Alexion Pharmaceuticals, Inc.(b)	47	4,736
Align Technology, Inc.(b)	9	1,648
Allergan PLC	25	3,993
Amgen, Inc.	84	17,524
Anthem, Inc.	58	15,168
Baxter International, Inc.	87	7,652
Becton, Dickinson and Co.	44	11,172
Biogen, Inc.(b)	10	2,197
BioMarin Pharmaceutical, Inc.(b)	21	1,576
Bio-Techne Corp.	11	2,107
Boston Scientific Corp.(b)	345	14,742
Bristol-Myers Squibb Co.	170	8,172
Bruker Corp.	33	1,425
Cardinal Health, Inc.	27	1,164
Catalent, Inc.(b)	33	1,740
Celgene Corp.(b)	206	19,941
Centene Corp.(b)	47	2,191
Cerner Corp.	76	5,237
Charles River Laboratories International, Inc.(b)	11	1,443
Cigna Corp.	39	6,005
Cooper Cos., Inc. (The)	15	4,646
CVS Health Corp.	76	4,630
Danaher Corp.	204	28,986
DENTSPLY SIRONA, Inc.	65	3,390
DexCom, Inc.(b)	25	4,290
Edwards Lifesciences Corp.(b)	52	11,536
Elanco Animal Health, Inc.(b)	69	1,795
Eli Lilly and Co.	295	33,326
Exact Sciences Corp.(b)	45	5,365
Gilead Sciences, Inc.	194	12,327
HCA Healthcare, Inc.	72	8,654
Henry Schein, Inc.(b)	41	2,526
Hill-Rom Holdings, Inc.	14	1,508
Hologic, Inc.(b)	63	3,110
Horizon Pharma PLC(b)	66	1,824
Humana, Inc.	10	2,832
IDEXX Laboratories, Inc.(b)	19	5,505
Illumina, Inc.(b)	31	8,722
Incyte Corp.(b)	35	2,864
Insulet Corp.(b)	12	1,850
Intuitive Surgical, Inc.(b)	20	10,227
Ionis Pharmaceuticals, Inc.(b)	46	2,908
IQVIA Holdings, Inc.(b)	58	8,999
Johnson & Johnson	693	88,953
Laboratory Corp. of America Holdings(b)	9	1,508
Masimo Corp.(b)	16	2,452
McKesson Corp.	16	2,212
Medidata Solutions, Inc.(b)	14	1,282
Medtronic PLC	255	27,512
Merck & Co., Inc.	838	72,462
Mettler-Toledo International, Inc.(b)	8	5,254
Molina Healthcare, Inc.(b)	21	2,736
PerkinElmer, Inc.	26	2,150
Pfizer, Inc.	1,535	54,569
QIAGEN N.V.(b)	37	1,284
Quest Diagnostics, Inc.	15	1,536
Regeneron Pharmaceuticals, Inc.(b)	12	3,481
ResMed, Inc.	31	4,318
	Shares	Value
Health Care-(continued)
Sage Therapeutics, Inc.(b)	9	$ 1,545
Sarepta Therapeutics, Inc.(b)	20	1,803
Seattle Genetics, Inc.(b)	20	1,453
STERIS PLC	26	4,014
Stryker Corp.	80	17,653
Teleflex, Inc.	9	3,275
Thermo Fisher Scientific, Inc.	116	33,299
UnitedHealth Group, Inc.	136	31,824
Universal Health Services, Inc., Class B	17	2,458
Varian Medical Systems, Inc.(b)	19	2,013
Veeva Systems, Inc., Class A(b)	48	7,698
Vertex Pharmaceuticals, Inc.(b)	57	10,261
Waters Corp.(b)	13	2,755
WellCare Health Plans, Inc.(b)	13	3,520
West Pharmaceutical Services, Inc.	19	2,764
Zimmer Biomet Holdings, Inc.	39	5,429
Zoetis, Inc.	124	15,676
		777,333
Industrials-8.34%
3M Co.	47	7,601
Acuity Brands, Inc.	9	1,129
Alaska Air Group, Inc.	21	1,254
Allegion PLC	28	2,696
AMETEK, Inc.	59	5,070
Arconic, Inc.	124	3,204
Armstrong World Industries, Inc.	17	1,623
Boeing Co. (The)	94	34,224
C.H. Robinson Worldwide, Inc.	17	1,436
Carlisle Cos., Inc.	18	2,609
Caterpillar, Inc.	46	5,474
Cintas Corp.	24	6,331
Copart, Inc.(b)	48	3,619
CoStar Group, Inc.(b)	11	6,764
CSX Corp.	214	14,342
Cummins, Inc.	39	5,822
Deere & Co.	40	6,196
Delta Air Lines, Inc.	106	6,133
Donaldson Co., Inc.	25	1,209
Dover Corp.	44	4,125
Eaton Corp. PLC	79	6,377
Emerson Electric Co.	77	4,588
Equifax, Inc.	19	2,781
Expeditors International of Washington, Inc.	27	1,920
Fastenal Co.	175	5,359
Flowserve Corp.	39	1,665
Fortive Corp.	49	3,474
General Dynamics Corp.	25	4,782
General Electric Co.	549	4,529
Graco, Inc.	33	1,504
HEICO Corp.(c)	14	2,025
HEICO Corp., Class A	27	2,980
Honeywell International, Inc.	206	33,912
Hubbell, Inc.	12	1,574
Huntington Ingalls Industries, Inc.	6	1,254
IAA, Inc.(b)	25	1,221
IDEX Corp.	16	2,635
IHS Markit Ltd.(b)	98	6,430
Illinois Tool Works, Inc.	63	9,441
Ingersoll-Rand PLC	80	9,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
August 31, 2019
	Shares	Value
Industrials-(continued)
ITT, Inc.	21	$ 1,195
Jacobs Engineering Group, Inc.	37	3,288
Johnson Controls International PLC	229	9,776
Kansas City Southern	24	3,019
KAR Auction Services, Inc.	25	664
L3Harris Technologies, Inc.	68	14,376
Lennox International, Inc.	12	3,045
Lockheed Martin Corp.	59	22,662
Masco Corp.	49	1,996
Middleby Corp. (The)(b)	18	1,974
Nordson Corp.	11	1,496
Norfolk Southern Corp.	89	15,490
Northrop Grumman Corp.	24	8,829
PACCAR, Inc.	86	5,638
Parker-Hannifin Corp.	20	3,315
Raytheon Co.	31	5,745
Republic Services, Inc.	64	5,712
Rockwell Automation, Inc.	15	2,292
Roper Technologies, Inc.	32	11,736
Snap-on, Inc.	10	1,487
Southwest Airlines Co.	86	4,500
Spirit AeroSystems Holdings, Inc., Class A	14	1,128
Stanley Black & Decker, Inc.	23	3,056
Teledyne Technologies, Inc.(b)	10	3,086
Toro Co. (The)	28	2,016
TransDigm Group, Inc.(b)	17	9,151
TransUnion	22	1,840
Uber Technologies, Inc.(b)(c)	34	1,107
Union Pacific Corp.	203	32,878
United Airlines Holdings, Inc.(b)	56	4,721
United Parcel Service, Inc., Class B	72	8,544
United Technologies Corp.	176	22,922
Verisk Analytics, Inc.	51	8,239
WABCO Holdings, Inc.(b)	11	1,469
Waste Management, Inc.	138	16,470
Woodward, Inc.	19	2,049
Xylem, Inc.	37	2,835
		478,745
Information Technology-25.05%
Accenture PLC, Class A	150	29,725
Adobe, Inc.(b)	115	32,719
Advanced Micro Devices, Inc.(b)	375	11,794
Akamai Technologies, Inc.(b)	22	1,961
Alteryx, Inc., Class A(b)	17	2,422
Amphenol Corp., Class A	51	4,465
Analog Devices, Inc.	64	7,029
ANSYS, Inc.(b)	17	3,512
Apple, Inc.	831	173,463
Applied Materials, Inc.	97	4,658
Arista Networks, Inc.(b)	6	1,360
Aspen Technology, Inc.(b)	19	2,531
Atlassian Corp. PLC, Class A(b)	39	5,246
Autodesk, Inc.(b)	68	9,712
Automatic Data Processing, Inc.	118	20,041
Black Knight, Inc.(b)	31	1,930
Booz Allen Hamilton Holding Corp.	47	3,549
Broadcom, Inc.	91	25,720
Broadridge Financial Solutions, Inc.	25	3,236
CACI International, Inc., Class A(b)	7	1,556
	Shares	Value
Information Technology-(continued)
Cadence Design Systems Inc.(b)	102	$ 6,985
CDW Corp.	43	4,966
Ciena Corp.(b)	54	2,210
Cisco Systems, Inc.	1,454	68,062
Citrix Systems, Inc.	14	1,302
Cognizant Technology Solutions Corp., Class A	26	1,596
Corning, Inc.	152	4,233
Coupa Software, Inc.(b)	23	3,195
Cree, Inc.(b)	33	1,417
Dell Technologies, Inc., Class C(b)	54	2,783
EPAM Systems, Inc.(b)	18	3,444
Euronet Worldwide, Inc.(b)	19	2,910
Fair Isaac Corp.(b)	10	3,527
Fidelity National Information Services, Inc.	178	24,247
First Solar, Inc.(b)	21	1,303
Fiserv, Inc.(b)	147	15,720
FleetCor Technologies, Inc.(b)	28	8,355
Fortinet, Inc.(b)	45	3,563
Gartner, Inc.(b)	21	2,807
Genpact Ltd.	45	1,843
Global Payments, Inc.	49	8,133
GoDaddy, Inc., Class A(b)	32	2,027
Guidewire Software, Inc.(b)	21	2,020
Hewlett Packard Enterprise Co.	182	2,515
HP, Inc.	117	2,140
HubSpot, Inc.(b)	14	2,796
Intel Corp.	365	17,305
International Business Machines Corp.	134	18,161
Intuit, Inc.	69	19,897
Jack Henry & Associates, Inc.	15	2,174
Juniper Networks, Inc.	46	1,065
Keysight Technologies, Inc.(b)	63	6,102
KLA Corp.	26	3,845
Lam Research Corp.	35	7,368
Leidos Holdings, Inc.	43	3,756
Manhattan Associates, Inc.(b)	21	1,735
Marvell Technology Group Ltd.	129	3,092
Mastercard, Inc., Class A	284	79,909
Maxim Integrated Products, Inc.	29	1,582
Microchip Technology, Inc.	18	1,554
Microsoft Corp.	2,463	339,549
MongoDB, Inc.(b)(c)	9	1,371
Motorola Solutions, Inc.	53	9,588
NetApp, Inc.	29	1,394
Nuance Communications, Inc.(b)	88	1,479
NVIDIA Corp.	9	1,508
Okta, Inc.(b)	38	4,807
Oracle Corp.	647	33,683
Palo Alto Networks, Inc.(b)	18	3,665
Paychex, Inc.	101	8,252
Paycom Software, Inc.(b)	18	4,502
PayPal Holdings, Inc.(b)	389	42,420
QUALCOMM, Inc.	427	33,208
RingCentral, Inc., Class A(b)	26	3,669
salesforce.com, inc.(b)	199	31,058
ServiceNow, Inc.(b)	66	17,281
Smartsheet Inc., Class A(b)	29	1,409
Splunk, Inc.(b)	41	4,585
Square, Inc., Class A(b)	59	3,649
SS&C Technologies Holdings, Inc.	52	2,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
August 31, 2019
	Shares	Value
Information Technology-(continued)
Symantec Corp.	82	$ 1,906
Synopsys, Inc.(b)	50	7,090
Teradyne, Inc.	46	2,437
Texas Instruments, Inc.	131	16,211
Total System Services, Inc.	48	6,443
Trade Desk, Inc. (The), Class A(b)	14	3,441
Trimble, Inc.(b)	62	2,326
Twilio, Inc., Class A(b)(c)	43	5,610
Universal Display Corp.	16	3,288
VeriSign, Inc.(b)	36	7,339
Versum Materials, Inc.	35	1,820
ViaSat, Inc.(b)	19	1,507
Visa, Inc., Class A	514	92,941
VMware, Inc., Class A	29	4,102
Western Union Co. (The)	64	1,416
WEX, Inc.(b)	9	1,841
Workday, Inc., Class A(b)	60	10,637
Xerox Holdings Corp.	55	1,594
Xilinx, Inc.	93	9,678
Zebra Technologies Corp., Class A(b)	14	2,870
Zendesk, Inc.(b)	39	3,128
Zscaler, Inc.(b)	23	1,581
		1,436,980
Materials-2.21%
Air Products and Chemicals, Inc.	72	16,266
AptarGroup, Inc.	18	2,200
Avery Dennison Corp.	13	1,502
Ball Corp.	124	9,971
Berry Global Group, Inc.(b)	26	1,018
Celanese Corp.	13	1,474
CF Industries Holdings, Inc.	35	1,687
Corteva, Inc.	141	4,134
Crown Holdings, Inc.(b)	43	2,831
Dow, Inc.	141	6,011
DuPont de Nemours, Inc.	25	1,698
Ecolab, Inc.	77	15,886
FMC Corp.	21	1,813
International Flavors & Fragrances, Inc.(c)	25	2,744
International Paper Co.	33	1,290
Linde PLC (United Kingdom)	153	28,903
Martin Marietta Materials, Inc.	9	2,284
Newmont Goldcorp Corp.	67	2,673
PPG Industries, Inc.	51	5,650
RPM International, Inc.	32	2,165
Sherwin-Williams Co. (The)	19	10,008
Sonoco Products Co.	29	1,659
Vulcan Materials Co.	22	3,108
		126,975
Real Estate-4.96%
Alexandria Real Estate Equities, Inc.	30	4,495
American Campus Communities, Inc.	34	1,580
American Homes 4 Rent, Class A	66	1,688
American Tower Corp.	160	36,830
Americold Realty Trust	70	2,549
Apartment Investment & Management Co., Class A	46	2,346
AvalonBay Communities, Inc.	42	8,928
Boston Properties, Inc.	40	5,137
Brixmor Property Group, Inc.	72	1,327
	Shares	Value
Real Estate-(continued)
Camden Property Trust	25	$ 2,706
CBRE Group, Inc., Class A(b)	51	2,666
Crown Castle International Corp.	134	19,453
CubeSmart	43	1,543
CyrusOne, Inc.	28	2,057
Digital Realty Trust, Inc.	52	6,429
Douglas Emmett, Inc.	36	1,519
Duke Realty Corp.	85	2,828
EPR Properties	24	1,878
Equinix, Inc.	26	14,463
Equity LifeStyle Properties, Inc.	28	3,772
Equity Residential	111	9,408
Essex Property Trust, Inc.	20	6,425
Extra Space Storage, Inc.	30	3,658
Federal Realty Investment Trust	18	2,326
Gaming and Leisure Properties, Inc.	57	2,230
HCP, Inc.	166	5,762
Healthcare Trust of America, Inc., Class A	54	1,531
Host Hotels & Resorts, Inc.	100	1,604
Invitation Homes, Inc.	110	3,164
Iron Mountain, Inc.	51	1,624
Kilroy Realty Corp.	19	1,479
Kimco Realty Corp.	109	2,003
Lamar Advertising Co., Class A	24	1,840
Liberty Property Trust	36	1,876
Medical Properties Trust, Inc.	134	2,491
Mid-America Apartment Communities, Inc.	34	4,307
National Retail Properties, Inc.	53	2,976
Omega Healthcare Investors, Inc.	69	2,807
Outfront Media, Inc.	48	1,319
Park Hotels & Resorts, Inc.	44	1,036
Prologis, Inc.	185	15,470
Public Storage	36	9,531
Realty Income Corp.	107	7,898
Regency Centers Corp.	44	2,839
SBA Communications Corp.	38	9,972
Simon Property Group, Inc.	72	10,724
STORE Capital Corp. REIT	69	2,606
Sun Communities, Inc.	28	4,138
UDR, Inc.	86	4,144
Ventas, Inc.	111	8,146
VEREIT, Inc.	307	2,993
VICI Properties, Inc.	109	2,416
Vornado Realty Trust	26	1,572
Welltower, Inc.	146	13,076
WP Carey, Inc.	53	4,759
		284,344
Utilities-4.69%
AES Corp. (The)	213	3,265
Alliant Energy Corp.	72	3,777
Ameren Corp.	82	6,326
American Electric Power Co., Inc.	169	15,404
American Water Works Co., Inc.	64	8,149
Aqua America Inc.	61	2,702
Atmos Energy Corp.	33	3,638
CenterPoint Energy, Inc.	141	3,904
CMS Energy Corp.	93	5,864
Consolidated Edison, Inc.	96	8,535
Dominion Energy, Inc.	219	17,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
August 31, 2019
	Shares	Value
Utilities-(continued)
DTE Energy Co.	62	$ 8,039
Duke Energy Corp.	215	19,939
Edison International	60	4,336
Entergy Corp.	62	6,996
Evergy, Inc.	61	3,965
Eversource Energy	110	8,814
Exelon Corp.	282	13,327
FirstEnergy Corp.	167	7,682
Hawaiian Electric Industries, Inc.	35	1,554
IDACORP, Inc.	14	1,537
NextEra Energy, Inc.	152	33,300
NiSource, Inc.	106	3,132
NRG Energy, Inc.	56	2,038
OGE Energy Corp.	63	2,701
Pinnacle West Capital Corp.	36	3,431
PPL Corp.	184	5,437
Public Service Enterprise Group, Inc.	138	8,345
Sempra Energy	78	11,047
Southern Co. (The)	327	19,051
UGI Corp.	40	1,947
Vistra Energy Corp.	83	2,071
WEC Energy Group, Inc.	109	10,439
Xcel Energy, Inc.	177	11,367
		269,060
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $4,788,002)		5,735,912
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(d)(e)	11,511	$ 11,511
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(d)(e)	3,770	3,772
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,283)		15,283
TOTAL INVESTMENTS IN SECURITIES-100.24% (Cost $4,803,285)		5,751,195
OTHER ASSETS LESS LIABILITIES-(0.24)%		(13,883)
NET ASSETS-100.00%		$5,737,312

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Russell 1000® Quality Factor ETF (OQAL)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-11.06%
Activision Blizzard, Inc.	240	$ 12,144
Alphabet, Inc., Class A(b)	112	133,339
Alphabet, Inc., Class C(b)	114	135,443
Cable One, Inc.	1	1,298
Electronic Arts, Inc.(b)	116	10,867
Facebook, Inc., Class A(b)	997	185,113
Fox Corp., Class A	116	3,848
Fox Corp., Class B	54	1,771
IAC/InterActiveCorp.(b)	18	4,583
Madison Square Garden Co. (The), Class A(b)	7	1,766
Match Group, Inc.(c)	22	1,866
New York Times Co. (The), Class A	44	1,285
Sirius XM Holdings, Inc.(c)	405	2,499
Take-Two Interactive Software, Inc.(b)	46	6,071
TripAdvisor, Inc.(b)	40	1,520
Verizon Communications, Inc.	912	53,042
Walt Disney Co. (The)	576	79,062
World Wrestling Entertainment, Inc., Class A(c)	17	1,214
Zynga, Inc., Class A(b)	336	1,918
		638,649
Consumer Discretionary-14.84%
Advance Auto Parts, Inc.	22	3,035
Amazon.com, Inc.(b)	134	238,023
Aptiv PLC	70	5,822
AutoZone, Inc.(b)	7	7,712
Best Buy Co., Inc.	96	6,110
Booking Holdings, Inc.(b)	18	35,395
BorgWarner, Inc.	67	2,186
Burlington Stores, Inc.(b)	22	4,455
Carnival Corp.	117	5,157
Carter’s, Inc.	16	1,464
Chipotle Mexican Grill, Inc.(b)	10	8,384
Columbia Sportswear Co.	12	1,126
Darden Restaurants, Inc.	51	6,170
Dollar General Corp.	97	15,141
Dollar Tree, Inc.(b)	69	7,006
Domino’s Pizza, Inc.	16	3,629
Dunkin’ Brands Group, Inc.	19	1,566
eBay, Inc.	269	10,838
Etsy, Inc.(b)	42	2,217
Expedia Group, Inc.	34	4,423
Five Below, Inc.(b)	20	2,457
Foot Locker, Inc.	47	1,701
Frontdoor, Inc.(b)	34	1,746
Gap, Inc. (The)	85	1,342
Garmin Ltd.	60	4,894
Gentex Corp.	109	2,899
Genuine Parts Co.	45	4,063
Grand Canyon Education, Inc.(b)	16	2,010
GrubHub, Inc.(b)(c)	22	1,306
H&R Block, Inc.	67	1,623
Home Depot, Inc. (The)	454	103,471
Kohl’s Corp.	57	2,694
L Brands, Inc.	55	908
Las Vegas Sands Corp.	108	5,991
Lear Corp.	25	2,807
	Shares	Value
Consumer Discretionary-(continued)
Leggett & Platt, Inc.	40	$ 1,488
Lowe’s Cos., Inc.	251	28,162
Lululemon Athletica, Inc.(b)	51	9,418
Macy’s, Inc.	69	1,018
Marriott International, Inc., Class A	63	7,942
McDonald’s Corp.	204	44,466
Mohawk Industries, Inc.(b)	14	1,664
NIKE, Inc., Class B	542	45,799
NVR, Inc.(b)	1	3,599
Ollie’s Bargain Outlet Holdings, Inc.(b)	20	1,109
O’Reilly Automotive, Inc.(b)	27	10,362
Planet Fitness, Inc., Class A(b)	28	1,977
Pool Corp.	9	1,767
PulteGroup, Inc.	86	2,907
PVH Corp.	18	1,364
Qurate Retail, Inc., Class A(b)	110	1,178
Ralph Lauren Corp.	19	1,678
Roku, Inc.(b)	27	4,087
Ross Stores, Inc.	153	16,220
Skechers U.S.A., Inc., Class A(b)	50	1,583
Starbucks Corp.	520	50,211
Tapestry, Inc.	79	1,631
Target Corp.	138	14,772
Tesla, Inc.(b)(c)	37	8,348
Thor Industries, Inc.	22	1,010
Tiffany & Co.	40	3,395
TJX Cos., Inc. (The)	525	28,859
Toll Brothers, Inc.	32	1,158
Tractor Supply Co.	49	4,992
Ulta Beauty, Inc.(b)	24	5,706
Under Armour, Inc., Class A(b)	67	1,247
Under Armour, Inc., Class C(b)	69	1,168
Vail Resorts, Inc.	11	2,599
VF Corp.	111	9,096
Whirlpool Corp.	16	2,225
Williams-Sonoma, Inc.	32	2,106
Yum China Holdings, Inc. (China)	154	6,996
Yum! Brands, Inc.	121	14,130
		857,208
Consumer Staples-6.82%
Altria Group, Inc.	471	20,602
Brown-Forman Corp., Class B	48	2,831
Church & Dwight Co., Inc.	68	5,425
Clorox Co. (The)	30	4,745
Colgate-Palmolive Co.	302	22,393
Costco Wholesale Corp.	144	42,445
Estee Lauder Cos., Inc. (The), Class A	86	17,027
Herbalife Nutrition Ltd.(b)	38	1,308
Hormel Foods Corp.	100	4,261
Ingredion, Inc.	19	1,468
Kimberly-Clark Corp.	113	15,945
Monster Beverage Corp.(b)	168	9,857
PepsiCo, Inc.	435	59,478
Philip Morris International, Inc.	517	37,271
Procter & Gamble Co. (The)	761	91,495
Sysco Corp.	121	8,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Russell 1000® Quality Factor ETF (OQAL)—(continued)
August 31, 2019
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	254	$ 13,002
Walmart, Inc.	307	35,078
		393,625
Energy-5.44%
Apache Corp.	84	1,812
Cabot Oil & Gas Corp.	170	2,910
Chevron Corp.	731	86,053
Cimarex Energy Co.	39	1,668
ConocoPhillips	439	22,907
Devon Energy Corp.	155	3,408
EOG Resources, Inc.	235	17,435
EQT Corp.	85	864
Exxon Mobil Corp.	1,687	115,526
Halliburton Co.	193	3,636
Helmerich & Payne, Inc.	39	1,466
HollyFrontier Corp.	63	2,795
Marathon Oil Corp.	258	3,055
Occidental Petroleum Corp.	282	12,261
Parsley Energy, Inc., Class A(b)	69	1,236
Phillips 66	173	17,063
Pioneer Natural Resources Co.	68	8,393
Valero Energy Corp.	156	11,744
		314,232
Financials-3.02%
Brown & Brown, Inc.	71	2,619
Cboe Global Markets, Inc.	48	5,720
Credit Acceptance Corp.(b)	6	2,716
Eaton Vance Corp.	63	2,717
Erie Indemnity Co., Class A	14	3,070
Evercore, Inc., Class A	23	1,834
FactSet Research Systems, Inc.	15	4,081
Fidelity National Financial, Inc.	100	4,394
Franklin Resources, Inc.	147	3,863
Janus Henderson Group PLC (United Kingdom)	64	1,223
Lazard Ltd., Class A	58	1,992
LendingTree, Inc.(b)(c)	4	1,240
LPL Financial Holdings, Inc.	36	2,698
MarketAxess Holdings, Inc.	21	8,350
Marsh & McLennan Cos., Inc.	222	22,176
MGIC Investment Corp.	193	2,441
Moody’s Corp.	93	20,049
Morningstar, Inc.	8	1,293
MSCI, Inc.	47	11,028
Progressive Corp. (The)	200	15,160
S&P Global, Inc.	141	36,687
SEI Investments Co.	74	4,256
T. Rowe Price Group, Inc.	132	14,602
		174,209
Health Care-13.63%
Abbott Laboratories	377	32,166
AbbVie, Inc.	543	35,697
ABIOMED, Inc.(b)	18	3,475
Agilent Technologies, Inc.	106	7,538
Align Technology, Inc.(b)	34	6,226
AmerisourceBergen Corp.	34	2,797
Amgen, Inc.	223	46,522
Baxter International, Inc.	170	14,951
Biogen, Inc.(b)	82	18,019
	Shares	Value
Health Care-(continued)
Bio-Techne Corp.	10	$ 1,916
Bristol-Myers Squibb Co.	638	30,669
Bruker Corp.	31	1,338
Cerner Corp.	119	8,200
Chemed Corp.	7	3,006
Danaher Corp.	151	21,456
Edwards Lifesciences Corp.(b)	86	19,078
Elanco Animal Health, Inc.(b)	108	2,810
Eli Lilly and Co.	278	31,406
Encompass Health Corp.	21	1,277
Exelixis, Inc.(b)	116	2,303
Gilead Sciences, Inc.	355	22,557
Humana, Inc.	50	14,160
ICU Medical, Inc.(b)	7	1,132
IDEXX Laboratories, Inc.(b)	35	10,141
Illumina, Inc.(b)	38	10,691
Incyte Corp.(b)	69	5,646
Intuitive Surgical, Inc.(b)	41	20,965
Ionis Pharmaceuticals, Inc.(b)	34	2,149
Jazz Pharmaceuticals PLC(b)	15	1,922
Johnson & Johnson	993	127,461
Laboratory Corp. of America Holdings(b)	22	3,686
Masimo Corp.(b)	19	2,912
McKesson Corp.	59	8,158
Medidata Solutions, Inc.(b)	19	1,740
Merck & Co., Inc.	863	74,624
Mettler-Toledo International, Inc.(b)	9	5,911
Nektar Therapeutics(b)(c)	61	1,072
Penumbra, Inc.(b)	13	1,892
Pfizer, Inc.	1,543	54,854
PRA Health Sciences, Inc.(b)	17	1,680
Regeneron Pharmaceuticals, Inc.(b)	32	9,282
ResMed, Inc.	57	7,940
STERIS PLC	24	3,706
United Therapeutics Corp.(b)	15	1,238
UnitedHealth Group, Inc.	270	63,180
Universal Health Services, Inc., Class B	17	2,458
Varian Medical Systems, Inc.(b)	36	3,813
Veeva Systems, Inc., Class A(b)	45	7,217
Vertex Pharmaceuticals, Inc.(b)	78	14,041
Waters Corp.(b)	29	6,145
West Pharmaceutical Services, Inc.	29	4,218
		787,441
Industrials-9.65%
3M Co.	197	31,859
A.O. Smith Corp.	58	2,698
Acuity Brands, Inc.	15	1,881
AGCO Corp.	20	1,382
Alaska Air Group, Inc.	33	1,971
Allegion PLC	22	2,118
Allison Transmission Holdings, Inc.	35	1,555
AMETEK, Inc.	51	4,382
Armstrong World Industries, Inc.	15	1,432
Boeing Co. (The)	190	69,177
BWX Technologies, Inc.	23	1,362
C.H. Robinson Worldwide, Inc.	54	4,562
Carlisle Cos., Inc.	16	2,319
Caterpillar, Inc.	128	15,232
Cintas Corp.	24	6,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Russell 1000® Quality Factor ETF (OQAL)—(continued)
August 31, 2019
	Shares	Value
Industrials-(continued)
Copart, Inc.(b)	79	$ 5,956
CoStar Group, Inc.(b)	13	7,993
CSX Corp.	210	14,074
Cummins, Inc.	64	9,553
Curtiss-Wright Corp.	11	1,349
Delta Air Lines, Inc.	181	10,473
Donaldson Co., Inc.	44	2,128
Dover Corp.	43	4,031
Eaton Corp. PLC	116	9,364
Emerson Electric Co.	193	11,501
Expeditors International of Washington, Inc.	74	5,261
Fastenal Co.	239	7,318
Fortune Brands Home & Security, Inc.	32	1,634
Graco, Inc.	70	3,190
HD Supply Holdings, Inc.(b)	49	1,907
HEICO Corp.(c)	12	1,736
HEICO Corp., Class A	24	2,649
Hexcel Corp.	27	2,272
Honeywell International, Inc.	237	39,015
Huntington Ingalls Industries, Inc.	16	3,344
IDEX Corp.	25	4,118
Illinois Tool Works, Inc.	115	17,234
Ingersoll-Rand PLC	54	6,539
ITT, Inc.	35	1,992
J.B. Hunt Transport Services, Inc.	34	3,673
JetBlue Airways Corp.(b)	96	1,663
Kansas City Southern	22	2,768
Knight-Swift Transportation Holdings, Inc.	53	1,809
Landstar System, Inc.	17	1,896
Lennox International, Inc.	14	3,553
Lincoln Electric Holdings, Inc.	23	1,899
Lockheed Martin Corp.	59	22,663
ManpowerGroup, Inc.	21	1,717
Masco Corp.	89	3,625
Nordson Corp.	14	1,903
Norfolk Southern Corp.	66	11,487
nVent Electric PLC	54	1,094
Old Dominion Freight Line, Inc.	27	4,422
Oshkosh Corp.	23	1,616
PACCAR, Inc.	95	6,228
Parker-Hannifin Corp.	37	6,134
Pentair PLC	70	2,514
Quanta Services, Inc.	38	1,288
Raytheon Co.	94	17,420
Robert Half International, Inc.	50	2,674
Rockwell Automation, Inc.	49	7,487
Rollins, Inc.	59	1,936
Snap-on, Inc.	19	2,825
Southwest Airlines Co.	195	10,202
Spirit AeroSystems Holdings, Inc., Class A	34	2,740
Stanley Black & Decker, Inc.	34	4,517
Teledyne Technologies, Inc.(b)	12	3,703
Textron, Inc.	59	2,655
Toro Co. (The)	43	3,096
Union Pacific Corp.	215	34,821
United Airlines Holdings, Inc.(b)	56	4,721
United Parcel Service, Inc., Class B	207	24,563
Verisk Analytics, Inc.	42	6,785
W.W. Grainger, Inc.	15	4,105
WABCO Holdings, Inc.(b)	19	2,537
	Shares	Value
Industrials-(continued)
Waste Management, Inc.	101	$ 12,054
Watsco, Inc.	13	2,126
XPO Logistics, Inc.(b)(c)	25	1,772
		557,583
Information Technology-31.06%
Accenture PLC, Class A	271	53,704
Adobe, Inc.(b)	179	50,927
Akamai Technologies, Inc.(b)	49	4,367
Amdocs Ltd.	48	3,108
Amphenol Corp., Class A	85	7,441
ANSYS, Inc.(b)	29	5,990
Apple, Inc.	1,804	376,567
Applied Materials, Inc.	400	19,208
Arista Networks, Inc.(b)	19	4,306
Aspen Technology, Inc.(b)	29	3,863
Automatic Data Processing, Inc.	168	28,533
Booz Allen Hamilton Holding Corp.	32	2,416
Broadridge Financial Solutions, Inc.	40	5,178
Cadence Design Systems Inc.(b)	100	6,848
Cisco Systems, Inc.	1,542	72,181
Citrix Systems, Inc.	37	3,440
Cognex Corp.	69	3,111
Cognizant Technology Solutions Corp., Class A	211	12,953
Cypress Semiconductor Corp.	99	2,278
Dolby Laboratories, Inc., Class A	25	1,539
EPAM Systems, Inc.(b)	20	3,827
Euronet Worldwide, Inc.(b)	17	2,603
F5 Networks, Inc.(b)	22	2,832
Fair Isaac Corp.(b)	9	3,175
Fiserv, Inc.(b)	92	9,839
FLIR Systems, Inc.	52	2,562
Fortinet, Inc.(b)	51	4,038
Genpact Ltd.	37	1,516
HP, Inc.	528	9,657
Intel Corp.	1,784	84,579
Intuit, Inc.	99	28,548
IPG Photonics Corp.(b)	13	1,609
Jack Henry & Associates, Inc.	29	4,204
Keysight Technologies, Inc.(b)	47	4,552
KLA Corp.	58	8,578
Lam Research Corp.	65	13,683
LogMeIn, Inc.	17	1,136
Manhattan Associates, Inc.(b)	27	2,231
Mastercard, Inc., Class A	516	145,187
Maxim Integrated Products, Inc.	77	4,200
Micron Technology, Inc.(b)	442	20,009
Microsoft Corp.	2,152	296,675
MKS Instruments, Inc.	21	1,644
Monolithic Power Systems, Inc.	16	2,409
National Instruments Corp.	49	2,058
NetApp, Inc.	100	4,806
NVIDIA Corp.	207	34,675
Palo Alto Networks, Inc.(b)	23	4,683
Paychex, Inc.	129	10,539
Paycom Software, Inc.(b)	17	4,252
PayPal Holdings, Inc.(b)	488	53,216
Qorvo, Inc.(b)	40	2,857
QUALCOMM, Inc.	309	24,031
salesforce.com, inc.(b)	189	29,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Russell 1000® Quality Factor ETF (OQAL)—(continued)
August 31, 2019
	Shares	Value
Information Technology-(continued)
ServiceNow, Inc.(b)	53	$ 13,878
Skyworks Solutions, Inc.	66	4,968
Synopsys, Inc.(b)	48	6,807
Teradyne, Inc.	74	3,920
Texas Instruments, Inc.	406	50,243
Trade Desk, Inc. (The), Class A(b)	14	3,441
Tyler Technologies, Inc.(b)	12	3,078
Universal Display Corp.	15	3,082
VeriSign, Inc.(b)	41	8,358
Versum Materials, Inc.	30	1,560
Visa, Inc., Class A	970	175,395
VMware, Inc., Class A	33	4,668
Western Union Co. (The)	212	4,689
Xilinx, Inc.	87	9,053
Zebra Technologies Corp., Class A(b)	15	3,075
		1,794,080
Materials-2.09%
Air Products and Chemicals, Inc.	71	16,040
Albemarle Corp.(c)	25	1,543
Avery Dennison Corp.	23	2,658
Ball Corp.	71	5,709
Celanese Corp.	43	4,875
CF Industries Holdings, Inc.	54	2,602
Corteva, Inc.	164	4,808
Dow, Inc.	164	6,991
Eagle Materials, Inc.	14	1,179
Eastman Chemical Co.	30	1,961
Ecolab, Inc.	61	12,585
Huntsman Corp.	91	1,813
International Paper Co.	89	3,480
LyondellBasell Industries N.V., Class A	90	6,964
Newmont Goldcorp Corp.	187	7,459
Nucor Corp.	111	5,437
Packaging Corp. of America	27	2,716
PPG Industries, Inc.	64	7,091
Reliance Steel & Aluminum Co.	20	1,945
Royal Gold, Inc.	24	3,201
Sealed Air Corp.	35	1,394
Sherwin-Williams Co. (The)	21	11,062
Sonoco Products Co.	27	1,544
Steel Dynamics, Inc.	80	2,160
Valvoline, Inc.	60	1,356
Westrock Co.	56	1,914
		120,487
Real Estate-2.08%
Apartment Investment & Management Co., Class A	78	3,978
AvalonBay Communities, Inc.	41	8,715
CBRE Group, Inc., Class A(b)	154	8,050
Cousins Properties Inc.	42	1,457
Duke Realty Corp.	101	3,360
	Shares	Value
Real Estate-(continued)
Equity Commonwealth	47	$ 1,582
Equity LifeStyle Properties, Inc.	27	3,638
Extra Space Storage, Inc.	38	4,633
HCP, Inc.	205	7,116
Host Hotels & Resorts, Inc.	350	5,614
Jones Lang LaSalle, Inc.	15	2,011
Lamar Advertising Co., Class A	33	2,530
Life Storage, Inc.	14	1,483
Medical Properties Trust, Inc.	209	3,885
Park Hotels & Resorts, Inc.	57	1,342
Prologis, Inc.	183	15,303
Public Storage	84	22,238
Simon Property Group, Inc.	130	19,362
VICI Properties, Inc.	115	2,548
Weingarten Realty Investors	53	1,404
		120,249
Utilities-0.18%
CenterPoint Energy, Inc.	114	3,157
IDACORP, Inc.	11	1,208
NRG Energy, Inc.	105	3,822
UGI Corp.	45	2,190
		10,377
Total Common Stocks & Other Equity Interests (Cost $5,193,829)		5,768,140
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(d) (Cost $4,500)	4,500	4,500
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $5,198,329)		5,772,640
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(d)(e)	14,581	14,581
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(d)(e)	5,448	5,450
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,031)		20,031
TOTAL INVESTMENTS IN SECURITIES-100.30% (Cost $5,218,360)		5,792,671
OTHER ASSETS LESS LIABILITIES-(0.30)%		(17,060)
NET ASSETS-100.00%		$5,775,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Russell 1000® Quality Factor ETF (OQAL)—(continued)
August 31, 2019
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Russell 1000® Size Factor ETF (OSIZ)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-4.96%
Altice USA, Inc., Class A(b)	337	$ 9,733
AMC Networks, Inc., Class A(b)	81	3,928
Cable One, Inc.	6	7,786
CenturyLink, Inc.(c)	1,145	13,030
Cinemark Holdings, Inc.	175	6,678
Discovery, Inc., Class A(b)(c)	141	3,892
Discovery, Inc., Class C(b)	317	8,252
DISH Network Corp., Class A(b)	287	9,632
Fox Corp., Class A	346	11,477
Fox Corp., Class B	193	6,330
GCI Liberty, Inc.(b)	146	9,087
Interpublic Group of Cos., Inc. (The)	488	9,701
John Wiley & Sons, Inc., Class A	84	3,738
Liberty Broadband Corp., Class A(b)	18	1,885
Liberty Broadband Corp., Class C(b)	78	8,224
Liberty Media Corp.-Liberty Formula One, Class C(b)	251	10,477
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	88	3,563
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	163	6,652
Liberty Media Corp-Liberty Formula One, Class A(b)	31	1,227
Lions Gate Entertainment Corp., Class A	99	894
Lions Gate Entertainment Corp., Class B	196	1,635
Live Nation Entertainment, Inc.(b)	122	8,480
Madison Square Garden Co. (The), Class A(b)	28	7,065
Match Group, Inc.(c)	87	7,378
New York Times Co. (The), Class A	250	7,300
News Corp., Class A	538	7,397
News Corp., Class B	170	2,407
Nexstar Media Group, Inc., Class A	72	7,120
Sinclair Broadcast Group, Inc., Class A	104	4,635
Sirius XM Holdings, Inc.(c)	727	4,486
Sprint Corp.(b)	247	1,677
Take-Two Interactive Software, Inc.(b)	112	14,781
Telephone & Data Systems, Inc.	179	4,511
Tribune Media Co., Class A	147	6,847
TripAdvisor, Inc.(b)	162	6,154
United States Cellular Corp.(b)	28	1,008
Viacom, Inc., Class B	353	8,818
World Wrestling Entertainment, Inc., Class A(c)	76	5,429
Zayo Group Holdings, Inc.(b)	296	9,963
Zillow Group, Inc., Class A(b)	104	3,554
Zillow Group, Inc., Class C(b)(c)	181	6,232
Zynga, Inc., Class A(b)	1,256	7,172
		270,235
Consumer Discretionary-12.77%
Advance Auto Parts, Inc.	73	10,070
Aramark	303	12,381
AutoNation, Inc.(b)	93	4,414
BorgWarner, Inc.	277	9,038
Bright Horizons Family Solutions, Inc.(b)	75	12,379
Brunswick Corp.	149	6,943
Burlington Stores, Inc.(b)	72	14,579
Caesars Entertainment Corp.(b)	841	9,680
Capri Holdings Ltd.(b)	226	5,962
CarMax, Inc.(b)	156	12,992
	Shares	Value
Consumer Discretionary-(continued)
Carter’s, Inc.	76	$ 6,952
Carvana Co.(b)(c)	73	5,925
Choice Hotels International, Inc.	54	4,913
Columbia Sportswear Co.	43	4,033
Darden Restaurants, Inc.	107	12,945
Dicks Sporting Goods, Inc.	127	4,323
Domino’s Pizza, Inc.	43	9,754
Dunkin’ Brands Group, Inc.	122	10,058
Etsy, Inc.(b)	159	8,394
Extended Stay America, Inc.	332	4,665
Five Below, Inc.(b)	74	9,092
Floor & Decor Holdings, Inc., Class A(b)(c)	116	5,710
Foot Locker, Inc.	183	6,623
Frontdoor, Inc.(b)	149	7,650
Gap, Inc. (The)	296	4,674
Garmin Ltd.	128	10,441
Gentex Corp.	399	10,613
Genuine Parts Co.	123	11,106
Goodyear Tire & Rubber Co. (The)	414	4,749
Graham Holdings Co., Class B	8	5,632
Grand Canyon Education, Inc.(b)	71	8,918
GrubHub, Inc.(b)(c)	135	8,011
H&R Block, Inc.	313	7,581
Hanesbrands, Inc.	552	7,540
Harley-Davidson, Inc.	245	7,815
Hasbro, Inc.	116	12,814
Hilton Grand Vacations, Inc.(b)	169	5,707
Hyatt Hotels Corp., Class A	69	4,978
International Game Technology PLC	180	2,156
Kohl’s Corp.	212	10,019
L Brands, Inc.	331	5,465
Lear Corp.	85	9,542
Leggett & Platt, Inc.	211	7,847
LKQ Corp.(b)	407	10,692
Macy’s, Inc.	444	6,553
Mattel, Inc.(b)(c)	601	5,890
MGM Resorts International	485	13,609
Mohawk Industries, Inc.(b)	68	8,084
Newell Brands, Inc.	570	9,462
Nordstrom, Inc.(c)	172	4,983
Norwegian Cruise Line Holdings Ltd.(b)	221	11,216
NVR, Inc.(b)	3	10,797
Ollie’s Bargain Outlet Holdings, Inc.(b)	76	4,214
Penske Automotive Group, Inc.	60	2,567
Planet Fitness, Inc., Class A(b)	121	8,544
Polaris Industries, Inc.	91	7,464
Pool Corp.	53	10,408
PulteGroup, Inc.	323	10,917
PVH Corp.	107	8,111
Qurate Retail, Inc., Class A(b)	620	6,640
Ralph Lauren Corp.	79	6,979
Roku, Inc.(b)	111	16,801
Service Corp. International	228	10,556
ServiceMaster Global Holdings, Inc.(b)	183	10,438
Six Flags Entertainment Corp.	136	8,047
Skechers U.S.A., Inc., Class A(b)	225	7,123
Tapestry, Inc.	366	7,558
Tempur Sealy International, Inc.(b)	80	6,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
August 31, 2019
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.	96	$ 4,407
Tiffany & Co.	131	11,118
Toll Brothers, Inc.	211	7,636
Tractor Supply Co.	119	12,124
Under Armour, Inc., Class A(b)	310	5,769
Under Armour, Inc., Class C(b)	313	5,296
Urban Outfitters, Inc.(b)	136	3,184
Vail Resorts, Inc.	50	11,814
Wayfair, Inc., Class A(b)(c)	73	8,230
Wendy’s Co. (The)	307	6,754
Whirlpool Corp.	84	11,684
Williams-Sonoma, Inc.	129	8,488
Wyndham Destinations, Inc.	158	7,006
Wyndham Hotels & Resorts, Inc.	149	7,656
Wynn Resorts, Ltd.	102	11,235
Yum China Holdings, Inc. (China)	304	13,811
		695,118
Consumer Staples-2.75%
Beyond Meat, Inc.(b)(c)	14	2,347
Brown-Forman Corp., Class A	27	1,554
Bunge Ltd.	184	9,827
Campbell Soup Co.	178	8,010
Casey’s General Stores, Inc.	59	9,903
Conagra Brands, Inc.	459	13,017
Coty, Inc., Class A	341	3,257
Energizer Holdings, Inc.(c)	115	4,427
Flowers Foods, Inc.	312	7,114
Hain Celestial Group, Inc. (The)(b)	172	3,277
Herbalife Nutrition Ltd.(b)	151	5,199
Ingredion, Inc.	105	8,113
JM Smucker Co. (The)	100	10,516
Keurig Dr Pepper, Inc.	56	1,528
Lamb Weston Holdings, Inc.	180	12,670
Molson Coors Brewing Co., Class B	187	9,604
Nu Skin Enterprises, Inc., Class A	101	4,103
Pilgrim’s Pride Corp.(b)	76	2,368
Post Holdings, Inc.(b)	85	8,474
Spectrum Brands Holdings, Inc.	65	3,632
Sprouts Farmers Market, Inc.(b)	219	3,931
TreeHouse Foods, Inc.(b)	100	5,065
US Foods Holding Corp.(b)	289	11,690
		149,626
Energy-3.05%
Antero Midstream Corp.(c)	327	2,325
Antero Resources Corp.(b)(c)	501	1,588
Apache Corp.	429	9,254
Apergy Corp.(b)	144	3,741
Baker Hughes, a GE Co., Class A	553	11,995
Cabot Oil & Gas Corp.	453	7,755
Centennial Resource Development, Inc., Class A(b)	346	1,668
Chesapeake Energy Corp.(b)(c)	2,321	3,342
Cimarex Energy Co.	149	6,374
Continental Resources, Inc.(b)(c)	81	2,365
Devon Energy Corp.	454	9,984
EQT Corp.	409	4,160
Equitrans Midstream Corp.	319	4,303
Helmerich & Payne, Inc.	164	6,165
HollyFrontier Corp.	225	9,981
Kosmos Energy Ltd. (Ghana)	671	4,241
	Shares	Value
Energy-(continued)
Marathon Oil Corp.	892	$ 10,561
Murphy Oil Corp.	272	4,959
National Oilwell Varco, Inc.	494	10,092
Noble Energy, Inc.	535	12,080
Parsley Energy, Inc., Class A(b)	423	7,576
Patterson-UTI Energy, Inc.	385	3,330
PBF Energy, Inc., Class A	212	5,024
Range Resources Corp.(c)	395	1,406
Targa Resources Corp.	276	9,969
Transocean Ltd.(b)	988	4,495
WPX Energy, Inc.(b)	680	7,317
		166,050
Financials-14.54%
Affiliated Managers Group, Inc.	84	6,437
AGNC Investment Corp.	654	9,725
Alleghany Corp.(b)	17	12,738
Ally Financial, Inc.	415	13,010
American Financial Group, Inc.	90	9,087
American National Insurance Co.	13	1,483
Annaly Capital Management, Inc.	1,400	11,620
Arch Capital Group Ltd.(b)	341	13,469
Associated Banc-Corp.	286	5,503
Assurant, Inc.	91	11,193
Assured Guaranty Ltd.	165	7,021
Athene Holding Ltd., Class A(b)	219	8,510
AXA Equitable Holdings, Inc.	330	6,854
Axis Capital Holdings Ltd.	130	7,981
Bank of Hawaii Corp.	72	5,953
Bank OZK	208	5,366
BankUnited, Inc.	172	5,463
BGC Partners, Inc., Class A	561	2,861
BOK Financial Corp.	50	3,807
Brighthouse Financial, Inc.(b)	194	6,840
Brown & Brown, Inc.	291	10,735
Cboe Global Markets, Inc.	111	13,227
Chimera Investment Corp.	326	6,217
CIT Group, Inc.	156	6,644
CNA Financial Corp.	28	1,320
Comerica, Inc.	167	10,296
Commerce Bancshares, Inc.	143	8,161
Credit Acceptance Corp.(b)	13	5,884
Cullen/Frost Bankers, Inc.	86	7,139
E*TRADE Financial Corp.	260	10,852
East West Bancorp, Inc.	210	8,637
Eaton Vance Corp.	183	7,891
Erie Indemnity Co., Class A	28	6,141
Evercore, Inc., Class A	72	5,743
Everest Re Group, Ltd.	46	10,850
F.N.B. Corp.	561	6,031
FactSet Research Systems, Inc.	41	11,156
Fidelity National Financial, Inc.	292	12,830
First American Financial Corp.	163	9,527
First Citizens BancShares, Inc., Class A	13	5,780
First Hawaiian, Inc.	237	6,091
First Horizon National Corp.	517	8,184
Franklin Resources, Inc.	220	5,782
Globe Life, Inc.	127	11,336
Hanover Insurance Group, Inc. (The)	64	8,522
Huntington Bancshares, Inc.	981	12,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
August 31, 2019
	Shares	Value
Financials-(continued)
Interactive Brokers Group, Inc., Class A	124	$ 5,853
Invesco Ltd.(d)	512	8,038
Janus Henderson Group PLC (United Kingdom)	276	5,274
Jefferies Financial Group, Inc.	400	7,456
Kemper Corp.	94	6,578
Lazard Ltd., Class A	187	6,422
Legg Mason, Inc.	151	5,555
LendingTree, Inc.(b)(c)	13	4,031
Lincoln National Corp.	203	10,735
LPL Financial Holdings, Inc.	118	8,844
Markel Corp.(b)	12	13,717
MarketAxess Holdings, Inc.	39	15,507
Mercury General Corp.	48	2,568
MFA Financial, Inc.	797	5,714
MGIC Investment Corp.	564	7,135
Morningstar, Inc.	29	4,686
Nasdaq, Inc.	97	9,684
Navient Corp.	375	4,777
New Residential Investment Corp.	596	8,386
New York Community Bancorp, Inc.	731	8,436
Old Republic International Corp.	396	9,251
OneMain Holdings, Inc.	109	3,908
PacWest Bancorp	194	6,612
People’s United Financial, Inc.	578	8,306
Pinnacle Financial Partners, Inc.	125	6,584
Popular, Inc.	149	7,833
Primerica, Inc.	67	7,984
Principal Financial Group, Inc.	243	12,932
Prosperity Bancshares, Inc.(c)	108	7,011
Raymond James Financial, Inc.	131	10,285
Regions Financial Corp.	908	13,275
Reinsurance Group of America, Inc.	74	11,394
RenaissanceRe Holdings Ltd. (Bermuda)	58	10,472
Santander Consumer USA Holdings, Inc.	137	3,577
SEI Investments Co.	170	9,777
Signature Bank	78	9,099
SLM Corp.	721	6,085
Starwood Property Trust, Inc.	395	9,255
Sterling Bancorp	347	6,617
SVB Financial Group(b)	57	11,093
Synovus Financial Corp.	236	8,387
TCF Financial Corp.	145	5,591
Texas Capital Bancshares, Inc.(b)	91	4,903
TFS Financial Corp.	78	1,366
Two Harbors Investment Corp.	477	6,025
Umpqua Holdings Corp.	383	6,017
Unum Group	297	7,547
Virtu Financial, Inc., Class A(c)	87	1,636
Voya Financial, Inc.	193	9,519
W.R. Berkley Corp.	152	10,830
Webster Financial Corp.	153	6,848
Western Alliance Bancorp	160	6,947
White Mountains Insurance Group Ltd.	6	6,364
Wintrust Financial Corp.	96	6,032
Zions Bancorp. N.A.	239	9,820
		791,473
Health Care-10.34%
ABIOMED, Inc.(b)	45	8,688
Acadia Healthcare Co., Inc.(b)	157	4,154
	Shares	Value
Health Care-(continued)
Agios Pharmaceuticals, Inc.(b)(c)	94	$ 3,567
Alkermes PLC(b)	273	5,728
Alnylam Pharmaceuticals, Inc.(b)	144	11,619
BioMarin Pharmaceutical, Inc.(b)	153	11,484
Bio-Rad Laboratories, Inc., Class A(b)	29	9,794
Bio-Techne Corp.	50	9,579
Bluebird Bio, Inc.(b)	78	8,058
Bruker Corp.	147	6,346
Cantel Medical Corp.	67	6,159
Cardinal Health, Inc.	291	12,551
Catalent, Inc.(b)	208	10,970
Charles River Laboratories International, Inc.(b)	72	9,446
Chemed Corp.	25	10,736
Cooper Cos., Inc. (The)	42	13,010
Covetrus, Inc.(b)(c)	177	2,352
DaVita, Inc.(b)	172	9,696
DENTSPLY SIRONA, Inc.	218	11,369
DexCom, Inc.(b)	96	16,475
Elanco Animal Health, Inc.(b)	378	9,836
Encompass Health Corp.	146	8,875
Exact Sciences Corp.(b)	119	14,187
Exelixis, Inc.(b)	441	8,754
Guardant Health, Inc.(b)	48	4,201
Henry Schein, Inc.(b)	172	10,599
Hill-Rom Holdings, Inc.	97	10,445
Hologic, Inc.(b)	272	13,429
Horizon Pharma PLC(b)	301	8,317
ICU Medical, Inc.(b)	32	5,176
Insulet Corp.(b)	85	13,104
Integra LifeSciences Holdings Corp.(b)	119	7,142
Ionis Pharmaceuticals, Inc.(b)	152	9,608
Jazz Pharmaceuticals PLC(b)	77	9,868
Masimo Corp.(b)	65	9,961
Medidata Solutions, Inc.(b)	92	8,425
MEDNAX, Inc.(b)	159	3,352
Molina Healthcare, Inc.(b)	77	10,032
Mylan N.V.(b)	645	12,558
Nektar Therapeutics(b)(c)	256	4,498
Neurocrine Biosciences, Inc.(b)	120	11,930
Penumbra, Inc.(b)	50	7,278
PerkinElmer, Inc.	128	10,586
Perrigo Co. PLC	189	8,841
PRA Health Sciences, Inc.(b)	88	8,698
Premier, Inc., Class A(b)	97	3,420
QIAGEN N.V.(b)	277	9,609
Quest Diagnostics, Inc.	127	13,001
Sage Therapeutics, Inc.(b)	63	10,815
Sarepta Therapeutics, Inc.(b)	89	8,023
Seattle Genetics, Inc.(b)	122	8,862
STERIS PLC	89	13,742
Teleflex, Inc.	43	15,649
United Therapeutics Corp.(b)	74	6,109
Universal Health Services, Inc., Class B	92	13,301
Varian Medical Systems, Inc.(b)	95	10,063
Waters Corp.(b)	62	13,137
WellCare Health Plans, Inc.(b)	45	12,183
West Pharmaceutical Services, Inc.	93	13,528
		562,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
August 31, 2019
	Shares	Value
Industrials-14.18%
A.O. Smith Corp.	208	$ 9,676
Acuity Brands, Inc.	63	7,901
ADT, Inc.(c)	185	881
AECOM(b)	245	8,693
AGCO Corp.	99	6,843
Air Lease Corp.	175	7,269
Alaska Air Group, Inc.	164	9,794
Allegion PLC	114	10,975
Allison Transmission Holdings, Inc.	178	7,909
AMERCO	12	4,219
American Airlines Group, Inc.	401	10,550
Arconic, Inc.	455	11,757
Armstrong World Industries, Inc.	82	7,829
BWX Technologies, Inc.	158	9,354
C.H. Robinson Worldwide, Inc.	144	12,167
Carlisle Cos., Inc.	76	11,017
Clean Harbors, Inc.(b)	89	6,546
Colfax Corp.(b)(c)	167	4,542
Copa Holdings S.A., Class A (Panama)	57	5,881
Crane Co.	81	6,175
Curtiss-Wright Corp.	68	8,339
Donaldson Co., Inc.	187	9,043
Dover Corp.	136	12,749
Equifax, Inc.	103	15,077
Expeditors International of Washington, Inc.	174	12,371
Flowserve Corp.	195	8,323
Fluor Corp.	237	4,188
Fortune Brands Home & Security, Inc.	195	9,957
Gardner Denver Holdings, Inc.(b)	181	5,191
Genesee & Wyoming, Inc., Class A(b)	86	9,536
Graco, Inc.	214	9,752
GrafTech International Ltd.(c)	111	1,353
HD Supply Holdings, Inc.(b)	233	9,066
HEICO Corp.(c)	34	4,919
HEICO Corp., Class A	66	7,284
Hexcel Corp.	123	10,350
Hubbell, Inc.	80	10,492
Huntington Ingalls Industries, Inc.	51	10,659
IAA, Inc.(b)	176	8,598
IDEX Corp.	78	12,847
ITT, Inc.	140	7,969
J.B. Hunt Transport Services, Inc.	103	11,128
Jacobs Engineering Group, Inc.	148	13,151
JetBlue Airways Corp.(b)	467	8,088
Kansas City Southern	104	13,083
KAR Auction Services, Inc.	176	4,675
Kirby Corp.(b)	96	7,065
Knight-Swift Transportation Holdings, Inc.	200	6,828
Landstar System, Inc.	68	7,583
Lennox International, Inc.	40	10,151
Lincoln Electric Holdings, Inc.	99	8,173
Lyft, Inc., Class A(b)(c)	26	1,273
Macquarie Infrastructure Corp.	128	4,841
ManpowerGroup, Inc.	93	7,602
Masco Corp.	331	13,482
Middleby Corp. (The)(b)	75	8,224
MSC Industrial Direct Co., Inc.	78	5,274
Nielsen Holdings PLC	454	9,425
Nordson Corp.	78	10,605
nVent Electric PLC	263	5,328
	Shares	Value
Industrials-(continued)
Old Dominion Freight Line, Inc.	71	$ 11,627
Oshkosh Corp.	111	7,800
Owens Corning	166	9,522
Pentair PLC	252	9,052
Quanta Services, Inc.	223	7,560
Regal Beloit Corp.	76	5,388
Resideo Technologies, Inc.(b)	229	3,156
Robert Half International, Inc.	166	8,876
Rollins, Inc.	138	4,528
Ryder System, Inc.	95	4,576
Schneider National, Inc., Class B	108	2,100
Sensata Technologies Holding PLC(b)	220	10,028
Snap-on, Inc.	68	10,110
Spirit AeroSystems Holdings, Inc., Class A	129	10,397
Stericycle, Inc.(b)	148	6,644
Teledyne Technologies, Inc.(b)	45	13,887
Textron, Inc.	254	11,430
Timken Co. (The)	118	4,741
Toro Co. (The)	146	10,513
TransUnion	186	15,559
Trinity Industries, Inc.	197	3,442
United Rentals, Inc.(b)	97	10,918
Univar Solutions Inc.(b)	276	5,341
Valmont Industries, Inc.	40	5,420
W.W. Grainger, Inc.	39	10,672
WABCO Holdings, Inc.(b)	72	9,613
Wabtec Corp.	161	11,143
Watsco, Inc.	51	8,341
WESCO International, Inc.(b)	85	3,832
Woodward, Inc.	77	8,304
XPO Logistics, Inc.(b)(c)	149	10,558
Xylem, Inc.	166	12,717
		771,815
Information Technology-17.24%
2U, Inc.(b)(c)	105	1,877
Akamai Technologies, Inc.(b)	158	14,083
Alliance Data Systems Corp.	63	7,746
Alteryx, Inc., Class A(b)	78	11,111
Amdocs Ltd.	177	11,459
Anaplan, Inc.(b)	125	6,791
Arrow Electronics, Inc.(b)	130	8,996
Aspen Technology, Inc.(b)	90	11,988
Atlassian Corp. PLC, Class A(b)	92	12,375
Avalara, Inc.(b)	68	5,735
Avnet, Inc.	173	7,247
Black Knight, Inc.(b)	179	11,143
Booz Allen Hamilton Holding Corp.	166	12,535
Broadridge Financial Solutions, Inc.	101	13,073
CACI International, Inc., Class A(b)	40	8,892
CDK Global, Inc.	180	7,769
CDW Corp.	127	14,668
Ceridian HCM Holding, Inc.(b)	86	4,968
Ciena Corp.(b)	241	9,864
Citrix Systems, Inc.	124	11,530
Cognex Corp.	226	10,188
Coherent, Inc.	44	6,378
CommScope Holding Co., Inc.(b)	340	3,652
CoreLogic, Inc.(b)	143	6,921
Coupa Software, Inc.(b)	86	11,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
August 31, 2019
	Shares	Value
Information Technology-(continued)
Cree, Inc.(b)	157	$ 6,740
Cypress Semiconductor Corp.	518	11,919
Dell Technologies, Inc., Class C(b)	168	8,657
DocuSign Inc(b)	175	8,171
Dolby Laboratories, Inc., Class A	106	6,525
Dropbox, Inc., Class A(b)	330	5,907
DXC Technology Co.	259	8,604
EchoStar Corp., Class A(b)	90	3,802
Elastic N.V.(b)	55	4,834
Entegris, Inc.	217	9,294
EPAM Systems, Inc.(b)	61	11,671
Euronet Worldwide, Inc.(b)	64	9,801
F5 Networks, Inc.(b)	79	10,170
Fair Isaac Corp.(b)	36	12,698
FireEye, Inc.(b)	359	4,821
First Solar, Inc.(b)	120	7,448
FLIR Systems, Inc.	191	9,411
Fortinet, Inc.(b)	142	11,244
Gartner, Inc.(b)	79	10,560
Genpact Ltd.	232	9,503
GoDaddy, Inc., Class A(b)	167	10,578
Guidewire Software, Inc.(b)	104	10,003
HubSpot, Inc.(b)	54	10,783
IPG Photonics Corp.(b)	50	6,186
Jabil, Inc.	255	7,347
Jack Henry & Associates, Inc.	86	12,467
Juniper Networks, Inc.	425	9,843
Keysight Technologies, Inc.(b)	165	15,982
Leidos Holdings, Inc.	147	12,842
Littelfuse, Inc.	40	6,243
LogMeIn, Inc.	85	5,681
Manhattan Associates, Inc.(b)	107	8,841
Marvell Technology Group Ltd.	567	13,591
Maxim Integrated Products, Inc.	237	12,926
MKS Instruments, Inc.	92	7,203
MongoDB, Inc.(b)(c)	37	5,635
Monolithic Power Systems, Inc.	66	9,937
National Instruments Corp.	208	8,736
NCR Corp.(b)	206	6,491
NetApp, Inc.	211	10,141
New Relic, Inc.(b)	70	4,014
Nuance Communications, Inc.(b)	457	7,682
Nutanix, Inc., Class A(b)	233	5,646
Okta, Inc.(b)	105	13,282
ON Semiconductor Corp.(b)	548	9,754
Paycom Software, Inc.(b)	48	12,006
Paylocity Holding Corp.(b)	50	5,461
Pegasystems, Inc.	57	3,999
Pluralsight, Inc., Class A(b)(c)	112	1,803
Proofpoint, Inc.(b)	81	9,202
PTC, Inc.(b)	120	7,856
Pure Storage, Inc., Class A(b)	385	6,268
Qorvo, Inc.(b)	163	11,643
RealPage, Inc.(b)	121	7,704
RingCentral, Inc., Class A(b)	89	12,561
Sabre Corp.	416	9,834
Skyworks Solutions, Inc.	180	13,549
Smartsheet Inc., Class A(b)	146	7,096
SolarWinds Corp.(b)	69	1,174
SS&C Technologies Holdings, Inc.	195	9,089
	Shares	Value
Information Technology-(continued)
Switch, Inc., Class A(c)	117	$ 1,919
Symantec Corp.	606	14,089
SYNNEX Corp.	69	5,783
Teradata Corp.(b)	196	6,051
Teradyne, Inc.	235	12,448
Trade Desk, Inc. (The), Class A(b)	50	12,288
Trimble, Inc.(b)	283	10,618
Tyler Technologies, Inc.(b)	48	12,314
Ubiquiti, Inc.(c)	19	2,100
Universal Display Corp.	59	12,123
Versum Materials, Inc.	165	8,580
ViaSat, Inc.(b)	86	6,822
Western Digital Corp.	315	18,040
Western Union Co. (The)	550	12,166
WEX, Inc.(b)	55	11,250
Xerox Holdings Corp.	258	7,479
Zebra Technologies Corp., Class A(b)	65	13,327
Zendesk, Inc.(b)	128	10,266
Zscaler, Inc.(b)	76	5,224
		938,683
Materials-6.40%
Albemarle Corp.(c)	150	9,260
Alcoa Corp.(b)	314	5,630
AptarGroup, Inc.	86	10,511
Ashland Global Holdings, Inc.	100	7,324
Avery Dennison Corp.	103	11,904
Axalta Coating Systems Ltd.(b)	314	9,068
Berry Global Group, Inc.(b)	191	7,476
Cabot Corp.	108	4,320
Celanese Corp.	126	14,285
CF Industries Holdings, Inc.	271	13,059
Chemours Co. (The)	285	4,038
Crown Holdings, Inc.(b)	173	11,390
Domtar Corp.	115	3,789
Eagle Materials, Inc.	77	6,483
Eastman Chemical Co.	168	10,982
Element Solutions, Inc.(b)	420	3,919
FMC Corp.	154	13,295
Freeport-McMoRan, Inc.	1,299	11,938
Graphic Packaging Holding Co.	500	6,905
Huntsman Corp.	374	7,450
International Flavors & Fragrances, Inc.(c)	92	10,097
Martin Marietta Materials, Inc.	59	14,972
Mosaic Co. (The)	444	8,165
NewMarket Corp.	12	5,697
Nucor Corp.	260	12,735
Olin Corp.	291	4,941
Owens-Illinois, Inc.	287	2,919
Packaging Corp. of America	117	11,768
Reliance Steel & Aluminum Co.	100	9,723
Royal Gold, Inc.	98	13,071
RPM International, Inc.	180	12,181
Scotts Miracle-Gro Co. (The)	64	6,804
Sealed Air Corp.	225	8,960
Silgan Holdings, Inc.	138	4,107
Sonoco Products Co.	144	8,237
Southern Copper Corp. (Peru)	39	1,232
Steel Dynamics, Inc.	321	8,667
United States Steel Corp.(c)	326	3,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
August 31, 2019
	Shares	Value
Materials-(continued)
Valvoline, Inc.	332	$ 7,503
W.R. Grace & Co.	92	6,229
Westlake Chemical Corp.	47	2,754
Westrock Co.	319	10,903
		348,300
Real Estate-10.39%
American Campus Communities, Inc.	196	9,110
American Homes 4 Rent, Class A	346	8,851
Americold Realty Trust	282	10,270
Apartment Investment & Management Co., Class A	197	10,047
Apple Hospitality REIT, Inc.	366	5,830
Brandywine Realty Trust	319	4,578
Brixmor Property Group, Inc.	463	8,533
Brookfield Property REIT, Inc., Class A(c)	182	3,425
Camden Property Trust	107	11,583
Colony Capital, Inc.	883	3,974
Columbia Property Trust, Inc.	215	4,599
CoreSite Realty Corp.	62	7,203
Corporate Office Properties Trust	200	5,778
Cousins Properties Inc.	146	5,066
CubeSmart	270	9,690
CyrusOne, Inc.	157	11,533
Douglas Emmett, Inc.	228	9,622
Duke Realty Corp.	390	12,975
Empire State Realty Trust, Inc., Class A	268	3,768
EPR Properties	111	8,686
Equity Commonwealth	203	6,833
Equity LifeStyle Properties, Inc.	93	12,529
Extra Space Storage, Inc.	114	13,899
Federal Realty Investment Trust	87	11,241
Gaming and Leisure Properties, Inc.	252	9,858
HCP, Inc.	401	13,919
Healthcare Trust of America, Inc., Class A	301	8,536
Highwoods Properties, Inc.	166	7,173
Hospitality Properties Trust	272	6,566
Host Hotels & Resorts, Inc.	683	10,955
Howard Hughes Corp. (The)(b)	67	8,460
Hudson Pacific Properties, Inc.	236	8,024
Invitation Homes, Inc.	351	10,095
Iron Mountain, Inc.	353	11,243
JBG SMITH Properties	188	7,193
Jones Lang LaSalle, Inc.	70	9,384
Kilroy Realty Corp.	132	10,278
Kimco Realty Corp.	542	9,962
Lamar Advertising Co., Class A	122	9,351
Liberty Property Trust	206	10,737
Life Storage, Inc.	76	8,053
Macerich Co. (The)(c)	220	6,277
Medical Properties Trust, Inc.	537	9,983
Mid-America Apartment Communities, Inc.	108	13,681
National Retail Properties, Inc.	199	11,174
Omega Healthcare Investors, Inc.	287	11,675
Outfront Media, Inc.	246	6,760
Paramount Group, Inc.	354	4,666
Park Hotels & Resorts, Inc.	304	7,159
Rayonier, Inc.	223	5,976
Regency Centers Corp.	178	11,483
Retail Properties of America, Class A	393	4,465
	Shares	Value
Real Estate-(continued)
SITE Centers Corp.	261	$ 3,618
SL Green Realty Corp.	116	9,306
Spirit Realty Capital, Inc.	149	7,143
STORE Capital Corp. REIT	270	10,195
Sun Communities, Inc.	90	13,302
Taubman Centers, Inc.	107	4,178
UDR, Inc.	268	12,912
VEREIT, Inc.	1,223	11,924
VICI Properties, Inc.	501	11,102
Vornado Realty Trust	166	10,038
Weingarten Realty Investors	209	5,536
WP Carey, Inc.	151	13,560
		565,523
Utilities-3.38%
AES Corp. (The)	737	11,298
Alliant Energy Corp.	251	13,165
Aqua America Inc.	268	11,870
Atmos Energy Corp.	116	12,787
Avangrid, Inc.	46	2,325
CenterPoint Energy, Inc.	445	12,322
Evergy, Inc.	217	14,105
Hawaiian Electric Industries, Inc.	176	7,814
IDACORP, Inc.	79	8,675
MDU Resources Group, Inc.	312	8,390
National Fuel Gas Co.	132	6,170
NiSource, Inc.	417	12,322
NRG Energy, Inc.	324	11,793
OGE Energy Corp.	256	10,975
PG&E Corp.(b)	646	6,751
Pinnacle West Capital Corp.	124	11,818
UGI Corp.	209	10,172
Vistra Energy Corp.	439	10,953
		183,705
Total Common Stocks & Other Equity Interests (Cost $5,436,697)		5,443,451
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(e) (Cost $1,306)	1,306	1,306
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $5,438,003)		5,444,757
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.16%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(e)(f)	129,115	129,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
August 31, 2019
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(e)(f)	43,021	$ 43,038
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $172,153)		172,153
TOTAL INVESTMENTS IN SECURITIES-103.18% (Cost $5,610,156)		5,616,910
OTHER ASSETS LESS LIABILITIES-(3.18)%		(173,285)
NET ASSETS-100.00%		$5,443,625
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the period July 1, 2019 through August 31, 2019.

	Value June 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2019	Dividend Income
Invesco Ltd.	$10,475	$-	$-	$(2,437)	$-	$8,038	$159

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Russell 1000® Value Factor ETF (OVLU)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-8.57%
Altice USA, Inc., Class A(b)	131	$ 3,783
AMC Networks, Inc., Class A(b)	35	1,697
AT&T, Inc.	5,207	183,599
CBS Corp., Class B	192	8,076
CenturyLink, Inc.(c)	770	8,763
Charter Communications, Inc., Class A(b)	64	26,214
Cinemark Holdings, Inc.	56	2,137
Comcast Corp., Class A	2,326	102,949
Discovery, Inc., Class A(b)(c)	92	2,539
Discovery, Inc., Class C(b)	217	5,649
DISH Network Corp., Class A(b)	150	5,034
Fox Corp., Class A	141	4,677
Fox Corp., Class B	66	2,165
IAC/InterActiveCorp.(b)	17	4,329
Interpublic Group of Cos., Inc. (The)	225	4,473
John Wiley & Sons, Inc., Class A	29	1,290
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	44	1,782
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	87	3,550
Live Nation Entertainment, Inc.(b)	39	2,711
Nexstar Media Group, Inc., Class A	29	2,868
Omnicom Group, Inc.	129	9,812
Sinclair Broadcast Group, Inc., Class A	34	1,515
Sirius XM Holdings, Inc.(c)	441	2,721
Spotify Technology S.A.(b)	14	1,889
Sprint Corp.(b)	365	2,478
Take-Two Interactive Software, Inc.(b)	27	3,563
Telephone & Data Systems, Inc.	81	2,041
T-Mobile US, Inc.(b)	120	9,366
Tribune Media Co., Class A	50	2,329
Verizon Communications, Inc.	2,431	141,387
Viacom, Inc., Class B	276	6,894
Zayo Group Holdings, Inc.(b)	76	2,558
		564,838
Consumer Discretionary-8.86%
Advance Auto Parts, Inc.	29	4,001
Aptiv PLC	141	11,727
Aramark	170	6,946
AutoNation, Inc.(b)	45	2,136
AutoZone, Inc.(b)	9	9,915
Best Buy Co., Inc.	189	12,030
BorgWarner, Inc.	164	5,351
Bright Horizons Family Solutions, Inc.(b)	10	1,650
Brunswick Corp.	57	2,656
Burlington Stores, Inc.(b)	24	4,860
Caesars Entertainment Corp.(b)	364	4,190
Capri Holdings Ltd.(b)	105	2,770
CarMax, Inc.(b)	84	6,995
Carnival Corp.	244	10,755
Carter’s, Inc.	25	2,287
Chipotle Mexican Grill, Inc.(b)	4	3,354
D.R. Horton, Inc.	186	9,201
Darden Restaurants, Inc.	41	4,960
Dicks Sporting Goods, Inc.	57	1,940
Dollar General Corp.	109	17,014
Domino’s Pizza, Inc.	9	2,042
Dunkin’ Brands Group, Inc.	19	1,566
	Shares	Value
Consumer Discretionary-(continued)
eBay, Inc.	331	$ 13,336
Expedia Group, Inc.	49	6,375
Extended Stay America, Inc.	80	1,124
Foot Locker, Inc.	91	3,293
Ford Motor Co.	3,306	30,316
Gap, Inc. (The)	182	2,874
Garmin Ltd.	41	3,344
General Motors Co.	1,062	39,390
Gentex Corp.	120	3,192
Genuine Parts Co.	81	7,313
Goodyear Tire & Rubber Co. (The)	196	2,248
Graham Holdings Co., Class B	2	1,408
H&R Block, Inc.	141	3,415
Hanesbrands, Inc.	261	3,565
Harley-Davidson, Inc.	126	4,019
Hasbro, Inc.	27	2,983
Kohl’s Corp.	137	6,475
L Brands, Inc.	190	3,137
Las Vegas Sands Corp.	144	7,988
Lear Corp.	52	5,838
Leggett & Platt, Inc.	71	2,640
Lennar Corp., Class A	204	10,404
LKQ Corp.(b)	199	5,228
Lowe’s Cos., Inc.	356	39,943
Lululemon Athletica, Inc.(b)	19	3,509
Macy’s, Inc.	261	3,852
MGM Resorts International	262	7,352
Mohawk Industries, Inc.(b)	40	4,756
Newell Brands, Inc.	95	1,577
Nordstrom, Inc.(c)	91	2,636
Norwegian Cruise Line Holdings Ltd.(b)	136	6,902
NVR, Inc.(b)	1	3,599
Polaris Industries, Inc.	36	2,953
Pool Corp.	9	1,767
PulteGroup, Inc.	201	6,794
PVH Corp.	57	4,321
Qurate Retail, Inc., Class A(b)	332	3,556
Ralph Lauren Corp.	26	2,297
Royal Caribbean Cruises Ltd.	89	9,281
Service Corp. International	65	3,009
Six Flags Entertainment Corp.	34	2,012
Skechers U.S.A., Inc., Class A(b)	82	2,596
Starbucks Corp.	517	49,921
Tapestry, Inc.	161	3,325
Target Corp.	386	41,317
Thor Industries, Inc.	45	2,066
Tiffany & Co.	37	3,140
TJX Cos., Inc. (The)	474	26,056
Toll Brothers, Inc.	106	3,836
Tractor Supply Co.	45	4,585
Ulta Beauty, Inc.(b)	14	3,328
Urban Outfitters, Inc.(b)	60	1,405
Vail Resorts, Inc.	10	2,363
VF Corp.	89	7,294
Wendy’s Co. (The)	87	1,914
Whirlpool Corp.	45	6,259
Williams-Sonoma, Inc.	52	3,422
Wyndham Destinations, Inc.	55	2,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
August 31, 2019
	Shares	Value
Consumer Discretionary-(continued)
Wynn Resorts, Ltd.	30	$ 3,304
Yum China Holdings, Inc. (China)	142	6,451
		583,388
Consumer Staples-6.25%
Altria Group, Inc.	793	34,686
Archer-Daniels-Midland Co.	295	11,225
Brown-Forman Corp., Class B	32	1,888
Bunge Ltd.	51	2,724
Campbell Soup Co.	70	3,150
Casey’s General Stores, Inc.	29	4,868
Church & Dwight Co., Inc.	51	4,069
Clorox Co. (The)	34	5,377
Conagra Brands, Inc.	182	5,161
Constellation Brands, Inc., Class A	71	14,509
Costco Wholesale Corp.	209	61,605
Flowers Foods, Inc.	72	1,642
General Mills, Inc.	259	13,934
Herbalife Nutrition Ltd.(b)	54	1,859
Hershey Co. (The)	41	6,498
Hormel Foods Corp.	87	3,707
Ingredion, Inc.	47	3,632
JM Smucker Co. (The)	40	4,206
Kellogg Co.	127	7,975
Kraft Heinz Co. (The)	52	1,327
Kroger Co. (The)	671	15,889
Lamb Weston Holdings, Inc.	41	2,886
McCormick & Co., Inc.	25	4,072
Molson Coors Brewing Co., Class B	129	6,625
Nu Skin Enterprises, Inc., Class A	27	1,097
Post Holdings, Inc.(b)	26	2,592
Spectrum Brands Holdings, Inc.	29	1,620
Sprouts Farmers Market, Inc.(b)	91	1,633
Sysco Corp.	275	20,441
TreeHouse Foods, Inc.(b)	37	1,874
Tyson Foods, Inc., Class A	202	18,794
US Foods Holding Corp.(b)	166	6,715
Walgreens Boots Alliance, Inc.	656	33,581
Walmart, Inc.	876	100,092
		411,953
Energy-9.86%
Apache Corp.	285	6,148
Baker Hughes, a GE Co., Class A	191	4,143
Cabot Oil & Gas Corp.	151	2,585
Cheniere Energy, Inc.(b)	92	5,493
Chesapeake Energy Corp.(b)(c)	1,100	1,584
Chevron Corp.	1,138	133,965
Cimarex Energy Co.	80	3,422
Concho Resources, Inc.	117	8,559
ConocoPhillips	796	41,535
Continental Resources, Inc.(b)(c)	61	1,781
Devon Energy Corp.	347	7,631
Diamondback Energy, Inc.	55	5,394
EOG Resources, Inc.	326	24,186
EQT Corp.	130	1,322
Equitrans Midstream Corp.	89	1,201
Exxon Mobil Corp.	2,564	175,583
Halliburton Co.	655	12,340
Helmerich & Payne, Inc.	29	1,090
Hess Corp.	61	3,840
	Shares	Value
Energy-(continued)
HollyFrontier Corp.	134	$ 5,944
Kinder Morgan, Inc.	682	13,824
Marathon Oil Corp.	651	7,708
Marathon Petroleum Corp.	550	27,066
Murphy Oil Corp.	122	2,224
National Oilwell Varco, Inc.	126	2,574
Noble Energy, Inc.	207	4,674
Occidental Petroleum Corp.	608	26,436
ONEOK, Inc.	150	10,692
Parsley Energy, Inc., Class A(b)	164	2,937
PBF Energy, Inc., Class A	100	2,370
Phillips 66	384	37,874
Pioneer Natural Resources Co.	72	8,886
Schlumberger Ltd.	666	21,598
Targa Resources Corp.	102	3,684
Valero Energy Corp.	352	26,499
WPX Energy, Inc.(b)	225	2,421
		649,213
Financials-20.91%
Affiliated Managers Group, Inc.	36	2,759
Aflac, Inc.	450	22,581
AGNC Investment Corp.	155	2,305
Alleghany Corp.(b)	4	2,997
Allstate Corp. (The)	239	24,471
Ally Financial, Inc.	329	10,314
American Express Co.	304	36,593
American Financial Group, Inc.	56	5,654
Ameriprise Financial, Inc.	92	11,866
Annaly Capital Management, Inc.	545	4,524
Arch Capital Group Ltd.(b)	161	6,360
Arthur J. Gallagher & Co.	52	4,717
Associated Banc-Corp.	101	1,943
Assurant, Inc.	36	4,428
Assured Guaranty Ltd.	59	2,510
Athene Holding Ltd., Class A(b)	129	5,013
AXA Equitable Holdings, Inc.	210	4,362
Bank of America Corp.	5,622	154,661
Bank of Hawaii Corp.	17	1,406
Bank of New York Mellon Corp. (The)	530	22,292
Bank OZK	84	2,167
BankUnited, Inc.	74	2,350
BB&T Corp.	402	19,155
Brighthouse Financial, Inc.(b)	97	3,420
Brown & Brown, Inc.	61	2,250
Capital One Financial Corp.	395	34,215
Cboe Global Markets, Inc.	25	2,979
Charles Schwab Corp. (The)	719	27,516
Chimera Investment Corp.	99	1,888
Chubb Ltd.	189	29,537
Cincinnati Financial Corp.	37	4,162
CIT Group, Inc.	71	3,024
Citigroup, Inc.	1,841	118,468
Citizens Financial Group, Inc.	282	9,515
Comerica, Inc.	99	6,103
Commerce Bancshares, Inc.	37	2,112
Credit Acceptance Corp.(b)	4	1,811
Cullen/Frost Bankers, Inc.	25	2,075
Discover Financial Services	240	19,193
E*TRADE Financial Corp.	142	5,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
August 31, 2019
	Shares	Value
Financials-(continued)
East West Bancorp, Inc.	90	$ 3,702
Eaton Vance Corp.	42	1,811
Evercore, Inc., Class A	32	2,552
Everest Re Group, Ltd.	12	2,831
F.N.B. Corp.	212	2,279
FactSet Research Systems, Inc.	7	1,905
Fidelity National Financial, Inc.	125	5,493
Fifth Third Bancorp	461	12,193
First American Financial Corp.	72	4,208
First Citizens BancShares, Inc., Class A	5	2,223
First Hawaiian, Inc.	61	1,568
First Horizon National Corp.	172	2,723
First Republic Bank	49	4,396
Franklin Resources, Inc.	172	4,520
Globe Life, Inc.	59	5,266
Goldman Sachs Group, Inc. (The)	276	56,279
Hanover Insurance Group, Inc. (The)	25	3,329
Hartford Financial Services Group, Inc. (The)	259	15,095
Huntington Bancshares, Inc.	612	8,109
Interactive Brokers Group, Inc., Class A	55	2,596
Invesco Ltd.(d)	239	3,752
Janus Henderson Group PLC (United Kingdom)	115	2,198
Jefferies Financial Group, Inc.	166	3,094
Kemper Corp.	26	1,820
KeyCorp	667	11,072
Lazard Ltd., Class A	86	2,953
Legg Mason, Inc.	42	1,545
Lincoln National Corp.	162	8,567
Loews Corp.	191	9,181
LPL Financial Holdings, Inc.	41	3,073
M&T Bank Corp.	65	9,504
Markel Corp.(b)	3	3,429
MarketAxess Holdings, Inc.	5	1,988
MetLife, Inc.	680	30,124
MGIC Investment Corp.	224	2,834
Morgan Stanley	813	33,731
MSCI, Inc.	14	3,285
Nasdaq, Inc.	36	3,594
Navient Corp.	177	2,255
New Residential Investment Corp.	101	1,421
New York Community Bancorp, Inc.	234	2,700
Northern Trust Corp.	92	8,090
Old Republic International Corp.	157	3,668
OneMain Holdings, Inc.	54	1,936
PacWest Bancorp	71	2,420
People’s United Financial, Inc.	172	2,472
Pinnacle Financial Partners, Inc.	37	1,949
PNC Financial Services Group, Inc. (The)	251	32,361
Popular, Inc.	69	3,627
Primerica, Inc.	19	2,264
Principal Financial Group, Inc.	229	12,187
Progressive Corp. (The)	323	24,483
Prosperity Bancshares, Inc.(c)	24	1,558
Prudential Financial, Inc.	346	27,711
Raymond James Financial, Inc.	81	6,359
Regions Financial Corp.	696	10,176
Reinsurance Group of America, Inc.	46	7,083
RenaissanceRe Holdings Ltd. (Bermuda)	19	3,430
Santander Consumer USA Holdings, Inc.	87	2,272
SEI Investments Co.	46	2,645
	Shares	Value
Financials-(continued)
Signature Bank	25	$ 2,916
Starwood Property Trust, Inc.	106	2,484
State Street Corp.	306	15,701
Sterling Bancorp	111	2,117
SunTrust Banks, Inc.	232	14,270
SVB Financial Group(b)	24	4,671
Synchrony Financial	571	18,301
Synovus Financial Corp.	71	2,523
T. Rowe Price Group, Inc.	85	9,403
TCF Financial Corp.	53	2,044
TD Ameritrade Holding Corp.	81	3,597
Travelers Cos., Inc. (The)	146	21,456
U.S. Bancorp	786	41,414
Umpqua Holdings Corp.	127	1,995
Unum Group	172	4,371
Voya Financial, Inc.	117	5,770
W.R. Berkley Corp.	56	3,990
Webster Financial Corp.	46	2,059
Wells Fargo & Co.	2,813	131,001
Western Alliance Bancorp	54	2,345
Willis Towers Watson PLC	34	6,731
Wintrust Financial Corp.	27	1,696
Zions Bancorp. N.A.	114	4,684
		1,377,051
Health Care-9.47%
AbbVie, Inc.	610	40,101
ABIOMED, Inc.(b)	6	1,158
Agilent Technologies, Inc.	79	5,618
AmerisourceBergen Corp.	119	9,790
Amgen, Inc.	291	60,708
Anthem, Inc.	134	35,044
Biogen, Inc.(b)	120	26,370
Bio-Rad Laboratories, Inc., Class A(b)	5	1,689
Cardinal Health, Inc.	222	9,575
Catalent, Inc.(b)	34	1,793
Centene Corp.(b)	291	13,566
Cerner Corp.	76	5,237
Charles River Laboratories International, Inc.(b)	15	1,968
Chemed Corp.	4	1,718
Cigna Corp.	163	25,097
Cooper Cos., Inc. (The)	9	2,788
CVS Health Corp.	939	57,204
DaVita, Inc.(b)	94	5,299
Elanco Animal Health, Inc.(b)	61	1,587
Encompass Health Corp.	51	3,100
Exelixis, Inc.(b)	141	2,799
Gilead Sciences, Inc.	558	35,455
HCA Healthcare, Inc.	196	23,559
Henry Schein, Inc.(b)	85	5,238
Hill-Rom Holdings, Inc.	19	2,046
Hologic, Inc.(b)	29	1,432
Humana, Inc.	85	24,073
IDEXX Laboratories, Inc.(b)	11	3,187
Incyte Corp.(b)	21	1,718
Ionis Pharmaceuticals, Inc.(b)	27	1,707
Jazz Pharmaceuticals PLC(b)	22	2,819
Laboratory Corp. of America Holdings(b)	45	7,540
McKesson Corp.	150	20,741
MEDNAX, Inc.(b)	67	1,412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
August 31, 2019
	Shares	Value
Health Care-(continued)
Mettler-Toledo International, Inc.(b)	5	$ 3,284
Molina Healthcare, Inc.(b)	39	5,081
Mylan N.V.(b)	400	7,788
Nektar Therapeutics(b)(c)	104	1,827
PerkinElmer, Inc.	21	1,737
Perrigo Co. PLC	54	2,526
PRA Health Sciences, Inc.(b)	16	1,581
QIAGEN N.V.(b)	39	1,353
Quest Diagnostics, Inc.	60	6,142
Regeneron Pharmaceuticals, Inc.(b)	29	8,412
ResMed, Inc.	25	3,483
STERIS PLC	19	2,934
Teleflex, Inc.	7	2,548
United Therapeutics Corp.(b)	34	2,807
UnitedHealth Group, Inc.	454	106,236
Universal Health Services, Inc., Class B	51	7,374
Varian Medical Systems, Inc.(b)	19	2,013
Veeva Systems, Inc., Class A(b)	14	2,245
Waters Corp.(b)	16	3,390
WellCare Health Plans, Inc.(b)	22	5,956
West Pharmaceutical Services, Inc.	14	2,036
		623,889
Industrials-10.44%
A.O. Smith Corp.	65	3,024
Acuity Brands, Inc.	19	2,383
AECOM(b)	121	4,293
AGCO Corp.	45	3,110
Air Lease Corp.	85	3,531
Alaska Air Group, Inc.	82	4,897
Allegion PLC	25	2,407
Allison Transmission Holdings, Inc.	74	3,288
AMERCO	5	1,758
American Airlines Group, Inc.	336	8,840
AMETEK, Inc.	57	4,898
Arconic, Inc.	219	5,659
C.H. Robinson Worldwide, Inc.	84	7,097
Carlisle Cos., Inc.	24	3,479
Caterpillar, Inc.	328	39,032
Cintas Corp.	19	5,012
Clean Harbors, Inc.(b)	22	1,618
Copa Holdings S.A., Class A (Panama)	17	1,754
Copart, Inc.(b)	32	2,412
CoStar Group, Inc.(b)	4	2,459
Crane Co.	26	1,982
Cummins, Inc.	99	14,778
Curtiss-Wright Corp.	16	1,962
Deere & Co.	143	22,152
Delta Air Lines, Inc.	479	27,715
Donaldson Co., Inc.	32	1,548
Dover Corp.	49	4,593
Eaton Corp. PLC	205	16,548
Emerson Electric Co.	235	14,004
Equifax, Inc.	24	3,513
Expeditors International of Washington, Inc.	64	4,550
Fastenal Co.	139	4,256
FedEx Corp.	177	28,074
Flowserve Corp.	31	1,323
Fluor Corp.	102	1,802
Fortive Corp.	134	9,501
	Shares	Value
Industrials-(continued)
Fortune Brands Home & Security, Inc.	70	$ 3,574
General Dynamics Corp.	124	23,718
Genesee & Wyoming, Inc., Class A(b)	21	2,328
Graco, Inc.	40	1,823
HD Supply Holdings, Inc.(b)	82	3,191
Hexcel Corp.	26	2,188
Hubbell, Inc.	25	3,279
Huntington Ingalls Industries, Inc.	27	5,643
IAA, Inc.(b)	54	2,638
IDEX Corp.	16	2,635
Ingersoll-Rand PLC	75	9,082
ITT, Inc.	36	2,049
J.B. Hunt Transport Services, Inc.	49	5,294
Jacobs Engineering Group, Inc.	67	5,954
JetBlue Airways Corp.(b)	226	3,914
Johnson Controls International PLC	456	19,467
Kansas City Southern	34	4,277
KAR Auction Services, Inc.	54	1,434
Kirby Corp.(b)	19	1,398
Knight-Swift Transportation Holdings, Inc.	94	3,209
L3Harris Technologies, Inc.	62	13,107
Landstar System, Inc.	21	2,342
Lennox International, Inc.	9	2,284
Lincoln Electric Holdings, Inc.	25	2,064
Macquarie Infrastructure Corp.	36	1,362
ManpowerGroup, Inc.	49	4,005
Masco Corp.	161	6,558
Middleby Corp. (The)(b)	16	1,755
MSC Industrial Direct Co., Inc.	22	1,488
Nordson Corp.	19	2,583
Northrop Grumman Corp.	67	24,647
nVent Electric PLC	66	1,337
Old Dominion Freight Line, Inc.	25	4,094
Oshkosh Corp.	50	3,514
Owens Corning	82	4,704
PACCAR, Inc.	235	15,407
Parker-Hannifin Corp.	65	10,775
Pentair PLC	70	2,514
Quanta Services, Inc.	104	3,526
Raytheon Co.	114	21,126
Regal Beloit Corp.	27	1,914
Republic Services, Inc.	69	6,158
Resideo Technologies, Inc.(b)	95	1,309
Robert Half International, Inc.	64	3,422
Rockwell Automation, Inc.	44	6,723
Ryder System, Inc.	44	2,119
Sensata Technologies Holding PLC(b)	76	3,464
Snap-on, Inc.	26	3,866
Southwest Airlines Co.	357	18,678
Spirit AeroSystems Holdings, Inc., Class A	56	4,514
Stanley Black & Decker, Inc.	60	7,972
Teledyne Technologies, Inc.(b)	10	3,086
Textron, Inc.	171	7,695
Timken Co. (The)	44	1,768
Toro Co. (The)	31	2,232
TransUnion	35	2,928
Trinity Industries, Inc.	69	1,205
United Airlines Holdings, Inc.(b)	207	17,452
United Parcel Service, Inc., Class B	439	52,092
United Rentals, Inc.(b)	65	7,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
August 31, 2019
	Shares	Value
Industrials-(continued)
Univar Solutions Inc.(b)	121	$ 2,341
W.W. Grainger, Inc.	20	5,473
WABCO Holdings, Inc.(b)	21	2,804
Wabtec Corp.	31	2,146
Watsco, Inc.	10	1,636
WESCO International, Inc.(b)	37	1,668
Woodward, Inc.	12	1,294
XPO Logistics, Inc.(b)(c)	76	5,385
Xylem, Inc.	49	3,754
		687,953
Information Technology-15.43%
Akamai Technologies, Inc.(b)	41	3,654
Alliance Data Systems Corp.	37	4,549
Amdocs Ltd.	46	2,978
ANSYS, Inc.(b)	14	2,892
Apple, Inc.	2,069	431,883
Applied Materials, Inc.	579	27,804
Arista Networks, Inc.(b)	9	2,040
Arrow Electronics, Inc.(b)	69	4,775
Avnet, Inc.	59	2,471
Black Knight, Inc.(b)	26	1,618
Booz Allen Hamilton Holding Corp.	51	3,851
Broadridge Financial Solutions, Inc.	26	3,365
CACI International, Inc., Class A(b)	10	2,223
Cadence Design Systems Inc.(b)	44	3,013
CDK Global, Inc.	47	2,029
CDW Corp.	70	8,085
Ciena Corp.(b)	40	1,637
Citrix Systems, Inc.	40	3,719
Cognizant Technology Solutions Corp., Class A	220	13,506
Coherent, Inc.	14	2,029
CommScope Holding Co., Inc.(b)	131	1,407
CoreLogic, Inc.(b)	34	1,646
Corning, Inc.	359	9,998
Cypress Semiconductor Corp.	129	2,968
Dell Technologies, Inc., Class C(b)	80	4,122
DXC Technology Co.	207	6,877
Entegris, Inc.	44	1,885
EPAM Systems, Inc.(b)	9	1,722
Euronet Worldwide, Inc.(b)	11	1,685
F5 Networks, Inc.(b)	24	3,090
FLIR Systems, Inc.	36	1,774
Fortinet, Inc.(b)	30	2,375
Gartner, Inc.(b)	14	1,871
Genpact Ltd.	47	1,925
GoDaddy, Inc., Class A(b)	26	1,647
Hewlett Packard Enterprise Co.	1,095	15,133
HP, Inc.	1,254	22,936
Intel Corp.	2,808	133,127
International Business Machines Corp.	575	77,930
IPG Photonics Corp.(b)	11	1,361
Jabil, Inc.	125	3,601
Jack Henry & Associates, Inc.	14	2,029
Juniper Networks, Inc.	165	3,821
Keysight Technologies, Inc.(b)	25	2,421
KLA Corp.	60	8,874
Lam Research Corp.	87	18,314
Leidos Holdings, Inc.	65	5,678
Littelfuse, Inc.	9	1,405
	Shares	Value
Information Technology-(continued)
Marvell Technology Group Ltd.	77	$ 1,846
Maxim Integrated Products, Inc.	74	4,036
Microchip Technology, Inc.	61	5,266
Micron Technology, Inc.(b)	945	42,780
MKS Instruments, Inc.	31	2,427
NCR Corp.(b)	67	2,111
NetApp, Inc.	116	5,575
ON Semiconductor Corp.(b)	276	4,913
Palo Alto Networks, Inc.(b)	12	2,443
Qorvo, Inc.(b)	39	2,786
Sabre Corp.	146	3,451
Skyworks Solutions, Inc.	94	7,075
Splunk, Inc.(b)	12	1,342
Square, Inc., Class A(b)	32	1,979
SS&C Technologies Holdings, Inc.	37	1,725
Symantec Corp.	176	4,092
SYNNEX Corp.	30	2,514
Synopsys, Inc.(b)	26	3,687
Teradyne, Inc.	55	2,913
Total System Services, Inc.	35	4,698
Trimble, Inc.(b)	59	2,214
VeriSign, Inc.(b)	16	3,262
Versum Materials, Inc.	27	1,404
VMware, Inc., Class A	16	2,263
Western Digital Corp.	247	14,146
Western Union Co. (The)	259	5,729
WEX, Inc.(b)	9	1,841
Xerox Holdings Corp.	136	3,943
Zebra Technologies Corp., Class A(b)	20	4,101
		1,016,305
Materials-3.87%
Albemarle Corp.(c)	55	3,395
Alcoa Corp.(b)	147	2,636
AptarGroup, Inc.	15	1,833
Ashland Global Holdings, Inc.	21	1,538
Avery Dennison Corp.	35	4,045
Axalta Coating Systems Ltd.(b)	91	2,628
Ball Corp.	105	8,443
Berry Global Group, Inc.(b)	92	3,601
Cabot Corp.	34	1,360
Celanese Corp.	79	8,956
CF Industries Holdings, Inc.	110	5,301
Chemours Co. (The)	137	1,941
Crown Holdings, Inc.(b)	80	5,267
Domtar Corp.	51	1,681
Dow, Inc.	625	26,644
DuPont de Nemours, Inc.	554	37,633
Eastman Chemical Co.	107	6,995
FMC Corp.	41	3,540
Freeport-McMoRan, Inc.	1,220	11,212
Huntsman Corp.	189	3,765
International Flavors & Fragrances, Inc.(c)	20	2,195
International Paper Co.	322	12,590
LyondellBasell Industries N.V., Class A	248	19,190
Martin Marietta Materials, Inc.	16	4,060
Mosaic Co. (The)	241	4,432
Nucor Corp.	254	12,441
Olin Corp.	139	2,360
Owens-Illinois, Inc.	131	1,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
August 31, 2019
	Shares	Value
Materials-(continued)
Packaging Corp. of America	61	$ 6,135
PPG Industries, Inc.	90	9,971
Reliance Steel & Aluminum Co.	52	5,056
RPM International, Inc.	51	3,451
Sealed Air Corp.	66	2,628
Silgan Holdings, Inc.	56	1,667
Sonoco Products Co.	50	2,860
Steel Dynamics, Inc.	179	4,833
United States Steel Corp.(c)	145	1,605
Valvoline, Inc.	99	2,238
Vulcan Materials Co.	30	4,238
Westlake Chemical Corp.	29	1,699
Westrock Co.	212	7,246
		254,641
Real Estate-1.74%
Alexandria Real Estate Equities, Inc.	17	2,547
Apartment Investment & Management Co., Class A	56	2,856
Apple Hospitality REIT, Inc.	94	1,497
Boston Properties, Inc.	32	4,109
Brixmor Property Group, Inc.	131	2,414
Brookfield Property REIT, Inc., Class A(c)	80	1,506
Camden Property Trust	15	1,624
CBRE Group, Inc., Class A(b)	210	10,977
Cousins Properties Inc.	61	2,117
Duke Realty Corp.	72	2,395
EPR Properties	21	1,643
Equity LifeStyle Properties, Inc.	14	1,886
Essex Property Trust, Inc.	11	3,534
Extra Space Storage, Inc.	24	2,926
Federal Realty Investment Trust	14	1,809
Gaming and Leisure Properties, Inc.	54	2,113
HCP, Inc.	155	5,380
Hospitality Properties Trust	81	1,955
Host Hotels & Resorts, Inc.	354	5,678
Invitation Homes, Inc.	55	1,582
Iron Mountain, Inc.	115	3,663
Jones Lang LaSalle, Inc.	37	4,960
Kilroy Realty Corp.	21	1,635
Kimco Realty Corp.	104	1,912
Lamar Advertising Co., Class A	22	1,686
Liberty Property Trust	29	1,511
Medical Properties Trust, Inc.	216	4,015
Mid-America Apartment Communities, Inc.	20	2,534
National Retail Properties, Inc.	32	1,797
Omega Healthcare Investors, Inc.	51	2,075
Park Hotels & Resorts, Inc.	97	2,284
Realty Income Corp.	49	3,617
Regency Centers Corp.	31	2,000
SL Green Realty Corp.	20	1,604
Sun Communities, Inc.	11	1,626
UDR, Inc.	44	2,120
VICI Properties, Inc.	111	2,460
Vornado Realty Trust	40	2,419
Weingarten Realty Investors	51	1,351
Weyerhaeuser Co.	242	6,367
WP Carey, Inc.	29	2,604
		114,788
	Shares	Value
Utilities-4.40%
AES Corp. (The)	521	$ 7,987
Alliant Energy Corp.	64	3,357
Ameren Corp.	100	7,715
American Electric Power Co., Inc.	212	19,324
American Water Works Co., Inc.	42	5,347
Aqua America Inc.	37	1,639
Atmos Energy Corp.	37	4,079
CenterPoint Energy, Inc.	247	6,839
CMS Energy Corp.	109	6,872
Consolidated Edison, Inc.	129	11,468
DTE Energy Co.	87	11,280
Duke Energy Corp.	294	27,266
Edison International	117	8,456
Entergy Corp.	92	10,381
Evergy, Inc.	85	5,525
Eversource Energy	104	8,334
Exelon Corp.	592	27,978
FirstEnergy Corp.	155	7,130
Hawaiian Electric Industries, Inc.	49	2,176
IDACORP, Inc.	17	1,867
MDU Resources Group, Inc.	105	2,823
National Fuel Gas Co.	40	1,870
NiSource, Inc.	70	2,068
NRG Energy, Inc.	171	6,224
OGE Energy Corp.	79	3,387
PG&E Corp.(b)	359	3,752
Pinnacle West Capital Corp.	46	4,384
PPL Corp.	394	11,643
Public Service Enterprise Group, Inc.	187	11,308
Southern Co. (The)	435	25,343
UGI Corp.	99	4,818
Vistra Energy Corp.	161	4,017
WEC Energy Group, Inc.	109	10,439
Xcel Energy, Inc.	197	12,651
		289,747
Total Common Stocks & Other Equity Interests (Cost $6,652,595)		6,573,766
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(e) (Cost $2,716)	2,716	2,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $6,655,311)		6,576,482
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.53%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(e)(f)	26,000	26,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
August 31, 2019
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(e)(f)	8,663	$ 8,667
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,667)		34,667
TOTAL INVESTMENTS IN SECURITIES-100.37% (Cost $6,689,978)		6,611,149
OTHER ASSETS LESS LIABILITIES-(0.37)%		(24,066)
NET ASSETS-100.00%		$ 6,587,083
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the period July 1, 2019 through August 31, 2019.

	Value June 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2019	Dividend Income
Invesco Ltd.	$3,908	$966	$-	$(1,122)	$-	$3,752	$74

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Russell 1000® Yield Factor ETF (OYLD)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-6.16%
AT&T, Inc.	5,875	$ 207,153
CenturyLink, Inc.(b)	936	10,652
Interpublic Group of Cos., Inc. (The)	282	5,606
Omnicom Group, Inc.	140	10,648
Verizon Communications, Inc.	2,990	173,898
		407,957
Consumer Discretionary-6.56%
Carnival Corp.	286	12,607
Extended Stay America, Inc.	149	2,093
Ford Motor Co.	3,109	28,510
Gap, Inc. (The)	172	2,716
Garmin Ltd.	82	6,689
General Motors Co.	904	33,529
Genuine Parts Co.	83	7,494
H&R Block, Inc.	144	3,488
Hanesbrands, Inc.	250	3,415
Harley-Davidson, Inc.	115	3,668
Hasbro, Inc.	64	7,070
Home Depot, Inc. (The)	575	131,048
Kohl’s Corp.	128	6,049
L Brands, Inc.	200	3,302
Las Vegas Sands Corp.	275	15,254
Leggett & Platt, Inc.	93	3,459
Macy’s, Inc.	264	3,897
McDonald’s Corp.	377	82,175
Newell Brands, Inc.	306	5,080
Nordstrom, Inc.(b)	84	2,433
Six Flags Entertainment Corp.	67	3,964
Tapestry, Inc.	214	4,419
Target Corp.	321	34,360
VF Corp.	154	12,620
Whirlpool Corp.	43	5,981
Wyndham Destinations, Inc.	68	3,015
Wynn Resorts, Ltd.	58	6,389
		434,724
Consumer Staples-11.39%
Altria Group, Inc.	1,489	65,129
Archer-Daniels-Midland Co.	364	13,850
Bunge Ltd.	92	4,914
Campbell Soup Co.	114	5,130
Clorox Co. (The)	68	10,755
Coca-Cola Co. (The)	2,379	130,940
Colgate-Palmolive Co.	427	31,662
Conagra Brands, Inc.	297	8,423
General Mills, Inc.	413	22,220
JM Smucker Co. (The)	62	6,520
Kellogg Co.	174	10,927
Kimberly-Clark Corp.	209	29,492
Kraft Heinz Co. (The)	521	13,296
Molson Coors Brewing Co., Class B	103	5,290
PepsiCo, Inc.	818	111,845
Philip Morris International, Inc.	1,225	88,310
Procter & Gamble Co. (The)	1,404	168,803
Walgreens Boots Alliance, Inc.	525	26,875
		754,381
	Shares	Value
Energy-9.31%
Apache Corp.	255	$ 5,500
Baker Hughes, a GE Co., Class A	328	7,114
Chevron Corp.	1,324	155,861
Exxon Mobil Corp.	3,111	213,041
Halliburton Co.	555	10,456
Helmerich & Payne, Inc.	83	3,120
HollyFrontier Corp.	102	4,525
Kinder Morgan, Inc.	1,386	28,094
Marathon Petroleum Corp.	462	22,735
Occidental Petroleum Corp.	594	25,827
ONEOK, Inc.	313	22,311
Phillips 66	313	30,871
Schlumberger Ltd.	1,080	35,025
Targa Resources Corp.	192	6,935
Valero Energy Corp.	306	23,036
Williams Cos., Inc. (The)	926	21,854
		616,305
Financials-15.69%
AGNC Investment Corp.	458	6,810
American Financial Group, Inc.	54	5,452
American International Group, Inc.	455	23,678
Ameriprise Financial, Inc.	72	9,286
Annaly Capital Management, Inc.	1,243	10,317
Bank of America Corp.	3,954	108,774
Bank of New York Mellon Corp. (The)	449	18,885
BB&T Corp.	489	23,301
BlackRock, Inc.	70	29,579
Chimera Investment Corp.	158	3,013
Citigroup, Inc.	1,281	82,432
Citizens Financial Group, Inc.	289	9,751
CME Group, Inc.	179	38,895
Comerica, Inc.	95	5,857
F.N.B. Corp.	232	2,494
Fidelity National Financial, Inc.	161	7,074
Fifth Third Bancorp	437	11,559
Franklin Resources, Inc.	170	4,468
Huntington Bancshares, Inc.	734	9,725
Invesco Ltd.(c)	312	4,898
Janus Henderson Group PLC (United Kingdom)	132	2,522
JPMorgan Chase & Co.	1,835	201,593
KeyCorp	690	11,454
Lazard Ltd., Class A	87	2,988
MetLife, Inc.	529	23,435
MFA Financial, Inc.	380	2,725
Morgan Stanley	691	28,670
New Residential Investment Corp.	354	4,981
New York Community Bancorp, Inc.	365	4,212
Old Republic International Corp.	185	4,322
PacWest Bancorp	94	3,203
People’s United Financial, Inc.	288	4,139
PNC Financial Services Group, Inc. (The)	258	33,264
Principal Financial Group, Inc.	194	10,325
Progressive Corp. (The)	305	23,119
Prudential Financial, Inc.	281	22,505
Regions Financial Corp.	675	9,868
Starwood Property Trust, Inc.	226	5,295
State Street Corp.	235	12,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Russell 1000® Yield Factor ETF (OYLD)—(continued)
August 31, 2019
	Shares	Value
Financials-(continued)
SunTrust Banks, Inc.	272	$ 16,731
T. Rowe Price Group, Inc.	132	14,602
Two Harbors Investment Corp.	232	2,930
U.S. Bancorp	823	43,364
Umpqua Holdings Corp.	167	2,624
Unum Group	131	3,329
Wells Fargo & Co.	2,763	128,673
		1,039,179
Health Care-12.92%
AbbVie, Inc.	1,121	73,694
Allergan PLC	165	26,354
Amgen, Inc.	382	79,693
Bristol-Myers Squibb Co.	1,074	51,627
Cardinal Health, Inc.	217	9,359
CVS Health Corp.	923	56,229
Gilead Sciences, Inc.	859	54,581
Johnson & Johnson	1,493	191,641
Medtronic PLC	619	66,784
Merck & Co., Inc.	1,393	120,453
Pfizer, Inc.	3,532	125,563
		855,978
Industrials-8.74%
3M Co.	361	58,381
Boeing Co. (The)	238	86,653
Caterpillar, Inc.	321	38,199
Cummins, Inc.	91	13,584
Delta Air Lines, Inc.	332	19,209
Eaton Corp. PLC	279	22,521
Emerson Electric Co.	381	22,704
Fastenal Co.	309	9,462
General Dynamics Corp.	127	24,291
General Electric Co.	4,860	40,095
Illinois Tool Works, Inc.	180	26,975
Johnson Controls International PLC	497	21,217
Lockheed Martin Corp.	129	49,550
Macquarie Infrastructure Corp.	62	2,345
Nielsen Holdings PLC	295	6,124
PACCAR, Inc.	252	16,521
Rockwell Automation, Inc.	62	9,473
United Parcel Service, Inc., Class B	482	57,194
United Technologies Corp.	391	50,924
Watsco, Inc.	22	3,598
		579,020
Information Technology-12.31%
Broadcom, Inc.	303	85,640
Cisco Systems, Inc.	3,030	141,834
Corning, Inc.	527	14,677
Hewlett Packard Enterprise Co.	1,103	15,244
HP, Inc.	1,222	22,350
Intel Corp.	3,242	153,703
International Business Machines Corp.	855	115,878
Juniper Networks, Inc.	258	5,975
KLA Corp.	121	17,896
Lam Research Corp.	101	21,262
Maxim Integrated Products, Inc.	223	12,162
NetApp, Inc.	175	8,411
Paychex, Inc.	173	14,134
QUALCOMM, Inc.	1,044	81,192
	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	663	$ 82,046
Western Digital Corp.	288	16,494
Western Union Co. (The)	297	6,570
		815,468
Materials-1.56%
CF Industries Holdings, Inc.	131	6,313
Chemours Co. (The)	117	1,658
DuPont de Nemours, Inc.	562	38,177
Eastman Chemical Co.	92	6,014
International Paper Co.	292	11,417
LyondellBasell Industries N.V., Class A	225	17,411
Nucor Corp.	190	9,306
Packaging Corp. of America	61	6,135
Westrock Co.	195	6,665
		103,096
Real Estate-7.63%
Alexandria Real Estate Equities, Inc.	60	8,990
American Campus Communities, Inc.	94	4,369
Apple Hospitality REIT, Inc.	172	2,740
AvalonBay Communities, Inc.	81	17,217
Boston Properties, Inc.	88	11,301
Brixmor Property Group, Inc.	237	4,368
Camden Property Trust	56	6,062
Colony Capital, Inc.	396	1,782
Crown Castle International Corp.	263	38,180
CubeSmart	125	4,486
Digital Realty Trust, Inc.	135	16,690
Duke Realty Corp.	202	6,721
EPR Properties	58	4,539
Equity Residential	210	17,800
Essex Property Trust, Inc.	35	11,244
Extra Space Storage, Inc.	76	9,266
Federal Realty Investment Trust	45	5,815
Gaming and Leisure Properties, Inc.	162	6,337
HCP, Inc.	351	12,183
Healthcare Trust of America, Inc., Class A	145	4,112
Highwoods Properties, Inc.	72	3,111
Hospitality Properties Trust	135	3,259
Host Hotels & Resorts, Inc.	540	8,662
Iron Mountain, Inc.	234	7,453
Kimco Realty Corp.	322	5,918
Lamar Advertising Co., Class A	63	4,829
Liberty Property Trust	94	4,899
Life Storage, Inc.	33	3,497
Macerich Co. (The)(b)	117	3,338
Medical Properties Trust, Inc.	303	5,633
Mid-America Apartment Communities, Inc.	71	8,994
National Retail Properties, Inc.	108	6,064
Omega Healthcare Investors, Inc.	174	7,078
Outfront Media, Inc.	110	3,023
Park Hotels & Resorts, Inc.	164	3,862
Prologis, Inc.	345	28,849
Public Storage	94	24,886
Realty Income Corp.	213	15,722
Regency Centers Corp.	106	6,838
Retail Properties of America, Class A	164	1,863
Simon Property Group, Inc.	230	34,256
SL Green Realty Corp.	57	4,573
Spirit Realty Capital, Inc.	69	3,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Russell 1000® Yield Factor ETF (OYLD)—(continued)
August 31, 2019
	Shares	Value
Real Estate-(continued)
STORE Capital Corp. REIT	140	$ 5,286
Taubman Centers, Inc.	46	1,796
UDR, Inc.	163	7,853
Ventas, Inc.	267	19,595
VEREIT, Inc.	771	7,517
VICI Properties, Inc.	310	6,870
Vornado Realty Trust	117	7,075
Weingarten Realty Investors	94	2,490
Welltower, Inc.	288	25,793
Weyerhaeuser Co.	583	15,339
WP Carey, Inc.	126	11,315
		505,046
Utilities-7.52%
AES Corp. (The)	419	6,423
Alliant Energy Corp.	137	7,186
Ameren Corp.	129	9,952
American Electric Power Co., Inc.	293	26,707
CenterPoint Energy, Inc.	345	9,553
CMS Energy Corp.	152	9,583
Consolidated Edison, Inc.	208	18,491
Dominion Energy, Inc.	584	45,336
DTE Energy Co.	106	13,744
Duke Energy Corp.	519	48,132
Edison International	223	16,116
Entergy Corp.	127	14,331
Evergy, Inc.	148	9,620
Eversource Energy	179	14,343
Exelon Corp.	565	26,702
FirstEnergy Corp.	347	15,962
NextEra Energy, Inc.	234	51,265
NiSource, Inc.	212	6,265
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	128	$ 5,487
Pinnacle West Capital Corp.	67	6,386
PPL Corp.	558	16,489
Public Service Enterprise Group, Inc.	306	18,504
Sempra Energy	155	21,953
Southern Co. (The)	754	43,928
WEC Energy Group, Inc.	179	17,143
Xcel Energy, Inc.	284	18,238
		497,839
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $6,547,807)		6,608,993
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(d)(e)	11,377	11,377
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(d)(e)	3,791	3,792
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,169)		15,169
TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $6,562,976)		6,624,162
OTHER ASSETS LESS LIABILITIES-(0.02)%		(1,122)
NET ASSETS-100.00%		$6,623,040

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2019.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the period July 1, 2019 through August 31, 2019.

	Value June 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2019	Dividend Income
Invesco Ltd.	$6,383	$-	$-	$(1,485)	$-	$4,898	$97

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Statements of Assets and Liabilities
August 31, 2019
	Invesco Russell 1000® Low Volatility Factor ETF (OVOL)	Invesco Russell 1000® Momentum Factor ETF (OMOM)	Invesco Russell 1000® Quality Factor ETF (OQAL)	Invesco Russell 1000® Size Factor ETF (OSIZ)	Invesco Russell 1000® Value Factor ETF (OVLU)	Invesco Russell 1000® Yield Factor ETF (OYLD)
Assets:
Unaffiliated investments in securities, at value(a)	$ 5,851,416	$5,735,912	$5,768,140	$5,435,413	$6,570,014	$ 6,604,095
Affiliated investments in securities, at value	7,798	15,283	24,531	181,497	41,135	20,067
Receivable for:
Dividends	12,631	9,487	10,803	6,525	18,562	22,185
Securities lending	-	4	5	133	6	2
Total assets	5,871,845	5,760,686	5,803,479	5,623,568	6,629,717	6,646,349
Liabilities:
Due to custodian	45	262	-	-	-	154
Payable for:
Collateral upon return of securities loaned	3,441	15,283	20,031	172,153	34,667	15,169
Accrued unitary management fees	933	915	922	878	1,057	1,059
Accrued expenses	6,915	6,914	6,915	6,912	6,910	6,927
Total liabilities	11,334	23,374	27,868	179,943	42,634	23,309
Net Assets	$5,860,511	$5,737,312	$5,775,611	$5,443,625	$ 6,587,083	$6,623,040
Net assets consist of:
Shares of beneficial interest	$5,015,162	$5,239,670	$5,347,459	$5,502,735	$6,776,817	$6,618,253
Distributable earnings	845,349	497,642	428,152	(59,110)	(189,734)	4,787
Net Assets	$5,860,511	$5,737,312	$5,775,611	$5,443,625	$ 6,587,083	$6,623,040
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	200,000	200,000	200,000	250,000	250,000
Net asset value	$ 29.30	$ 28.69	$ 28.88	$ 27.22	$ 26.35	$ 26.49
Market price	$ 29.28	$ 28.70	$ 28.84	$ 27.23	$ 26.36	$ 26.50
Unaffiliated investments in securities, at cost	$4,940,106	$ 4,788,002	$5,193,829	$ 5,421,850	$ 6,646,800	$ 6,538,956
Affiliated investments in securities, at cost	$ 7,798	$ 15,283	$ 24,531	$ 188,306	$ 43,178	$ 24,020
(a)Includes securities on loan with an aggregate value of:	$ 3,402	$ 14,859	$ 19,743	$ 167,863	$ 33,552	$ 14,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

(This Page Intentionally Left Blank)

55

Statements of Operations
For the period July 1, 2019 through August 31, 2019 and the year ended June 30, 2019
	Invesco Russell 1000® Low Volatility Factor ETF (OVOL)		Invesco Russell 1000® Momentum Factor ETF (OMOM)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Two Months Ended August 31, 2019	Year Ended June 30, 2019
Investment income:
Unaffiliated dividend income	$22,670	$124,078	$18,471	$ 91,180
Affiliated dividend income	9	19	4	6
Securities lending income	1	204	5	1,172
Foreign witholding tax	-	-	-	(7)
Total investment income	22,680	124,301	18,480	92,351
Expenses:
Unitary management fees	1,883	10,254	1,853	10,297
Proxy fees	6,915	-	6,914	-
Total expenses	8,798	10,254	8,767	10,297
Less: Waivers	(1)	(2)	-	(1)
Net expenses	8,797	10,252	8,767	10,296
Net investment income	13,883	114,049	9,713	82,055
Realized and unrealized gain (loss) from:
Unaffiliated investment securities	1,010	(30,619)	3,416	(350,011)
Affiliated investment securities	-	-	1	-
In-kind redemptions	-	-	-	196,577
Net realized gain (loss)	1,010	(30,619)	3,417	(153,434)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	80,917	675,708	33,873	511,130
Affiliated investment securities	-	-	-	-
Change in unrealized appreciation (depreciation)	80,917	675,708	33,873	511,130
Net realized and unrealized gain (loss)	81,927	645,089	37,290	357,696
Net increase (decrease) in net assets resulting from operations	$ 95,810	$759,138	$ 47,003	$ 439,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Russell 1000® Quality Factor ETF (OQAL)		Invesco Russell 1000® Size Factor ETF (OSIZ)		Invesco Russell 1000® Value Factor ETF (OVLU)		Invesco Russell 1000® Yield Factor ETF (OYLD)
Two Months Ended August 31, 2019	Year Ended June 30, 2019	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Two Months Ended August 31, 2019	Year Ended June 30, 2019

$18,161	$ 95,788	$ 13,557	$ 84,236	$ 31,739	$ 131,338	$ 39,820	$189,794
13	13	171	552	85	288	103	328
9	289	367	1,028	10	242	3	268
-	(13)	-	(29)	-	(7)	-	-
18,183	96,077	14,095	85,787	31,834	131,861	39,926	190,390

1,873	10,446	1,799	10,211	2,045	9,966	2,157	10,488
6,915	-	6,912	-	6,910	-	6,927	-
8,788	10,446	8,711	10,211	8,955	9,966	9,084	10,488
(1)	(1)	(1)	(1)	(1)	(1)	(1)	(3)
8,787	10,445	8,710	10,210	8,954	9,965	9,083	10,485
9,396	85,632	5,385	75,577	22,880	121,896	30,843	179,905

4,182	(118,169)	14,019	(53,891)	3,579	(108,564)	299	(80,204)
1	-	3	(960)	-	(1,381)	-	(549)
-	177,354	-	330,024	-	281,413	-	201,926
4,183	59,185	14,022	275,173	3,579	171,468	299	121,173

1,575	333,964	(211,914)	17,273	(186,062)	36,401	(117,223)	249,241
-	-	(2,437)	(1,589)	(1,122)	(8)	(1,485)	(783)
1,575	333,964	(214,351)	15,684	(187,184)	36,393	(118,708)	248,458
5,758	393,149	(200,329)	290,857	(183,605)	207,861	(118,409)	369,631
$15,154	$ 478,781	$(194,944)	$366,434	$(160,725)	$ 329,757	$ (87,566)	$549,536

57

Statements of Changes in Net Assets
For the period July 1, 2019 through August 31, 2019 , the year ended June 30, 2019 and the period November 8, 2017 through June 30, 2018
	Invesco Russell 1000® Low Volatility Factor ETF (OVOL)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Period Ended June 30, 2018(a)
Operations:
Net investment income	$ 13,883	$ 114,049	$ 70,946
Net realized gain (loss)	1,010	(30,619)	(35,265)
Change in net unrealized appreciation	80,917	675,708	154,685
Net increase in net assets resulting from operations	95,810	759,138	190,366
Distributions to Shareholders from:
Distributable earnings	-	(113,823)	(66,067)
Shareholder Transactions:
Proceeds from shares sold	-	-	6,286,539
Value of shares repurchased	-	-	(1,291,452)
Net increase (decrease) in net assets resulting from share transactions	-	-	4,995,087
Net increase in net assets	95,810	645,315	5,119,386
Net assets:
Beginning of period	5,764,701	5,119,386	-
End of period	$5,860,511	$5,764,701	$ 5,119,386
Changes in Shares Outstanding:
Shares sold	-	-	250,000
Shares repurchased	-	-	(50,000)
Shares outstanding, beginning of period	200,000	200,000	-
Shares outstanding, end of period	200,000	200,000	200,000

(a)	For the period November 8, 2017 (commencement of investment operations) to June 30, 2018.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Russell 1000® Momentum Factor ETF (OMOM)			Invesco Russell 1000® Quality Factor ETF (OQAL)
Two Months Ended August 31, 2019	Year Ended June 30, 2019	Period Ended June 30, 2018(a)	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Period Ended June 30, 2018(a)

$ 9,713	$ 82,055	$ 49,809	$ 9,396	$ 85,632	$ 52,590
3,417	(153,434)	(50,892)	4,183	59,185	137,210
33,873	511,130	402,907	1,575	333,964	238,772
47,003	439,751	401,824	15,154	478,781	428,572

-	(81,006)	(46,812)	-	(83,646)	(49,684)

-	1,410,536	7,633,804	-	1,427,141	6,364,054
-	(1,422,645)	(2,645,143)	-	(1,440,191)	(1,364,570)
-	(12,109)	4,988,661	-	(13,050)	4,999,484
47,003	346,636	5,343,673	15,154	382,085	5,378,372

5,690,309	5,343,673	-	5,760,457	5,378,372	-
$5,737,312	$ 5,690,309	$ 5,343,673	$5,775,611	$ 5,760,457	$ 5,378,372

-	50,000	300,000	-	50,000	250,000
-	(50,000)	(100,000)	-	(50,000)	(50,000)
200,000	200,000	-	200,000	200,000	-
200,000	200,000	200,000	200,000	200,000	200,000

59

Statements of Changes in Net Assets—(continued)
For the period July 1, 2019 through August 31, 2019 , the year ended June 30, 2019 and the period November 8, 2017 through June 30, 2018
	Invesco Russell 1000® Size Factor ETF (OSIZ)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Period Ended June 30, 2018(a)
Operations:
Net investment income	$ 5,385	$ 75,577	$ 49,846
Net realized gain	14,022	275,173	180,317
Change in net unrealized appreciation (depreciation)	(214,351)	15,684	205,421
Net increase (decrease) in net assets resulting from operations	(194,944)	366,434	435,584
Distributions to Shareholders from:
Distributable earnings	-	(87,570)	(43,194)
Shareholder Transactions:
Proceeds from shares sold	-	1,378,861	6,367,861
Value of shares repurchased	-	(1,409,759)	(1,369,648)
Net increase (decrease) in net assets resulting from share transactions	-	(30,898)	4,998,213
Net increase (decrease) in net assets	(194,944)	247,966	5,390,603
Net assets:
Beginning of period	5,638,569	5,390,603	-
End of period	$5,443,625	$ 5,638,569	$ 5,390,603
Changes in Shares Outstanding:
Shares sold	-	50,000	250,000
Shares repurchased	-	(50,000)	(50,000)
Shares outstanding, beginning of period	200,000	200,000	-
Shares outstanding, end of period	200,000	200,000	200,000

(a)	For the period November 8, 2017 (commencement of investment operations) to June 30, 2018.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Russell 1000® Value Factor ETF (OVLU)			Invesco Russell 1000® Yield Factor ETF (OYLD)
Two Months Ended August 31, 2019	Year Ended June 30, 2019	Period Ended June 30, 2018(a)	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Period Ended June 30, 2018(a)

$ 22,880	$ 121,896	$ 67,244	$ 30,843	$ 179,905	$ 100,829
3,579	171,468	109,446	299	121,173	104,583
(187,184)	36,393	71,962	(118,708)	248,458	(68,564)
(160,725)	329,757	248,652	(87,566)	549,536	136,848

-	(120,297)	(63,100)	-	(178,262)	(92,937)

1,371,550	1,327,251	6,314,889	-	2,643,962	6,260,772
-	(1,344,192)	(1,316,702)	-	(1,342,188)	(1,267,125)
1,371,550	(16,941)	4,998,187	-	1,301,774	4,993,647
1,210,825	192,519	5,183,739	(87,566)	1,673,048	5,037,558

5,376,258	5,183,739	-	6,710,606	5,037,558	-
$ 6,587,083	$ 5,376,258	$ 5,183,739	$6,623,040	$ 6,710,606	$ 5,037,558

50,000	50,000	250,000	-	100,000	250,000
-	(50,000)	(50,000)	-	(50,000)	(50,000)
200,000	200,000	-	250,000	200,000	-
250,000	200,000	200,000	250,000	250,000	200,000

61

Financial Highlights
Invesco Russell 1000® Low Volatility Factor ETF (OVOL)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$28.82	$25.60	$ 25.00
Net investment income(b)	0.07	0.57	0.35
Net realized and unrealized gain on investments	0.41	3.22	0.58
Total from investment operations	0.48	3.79	0.93
Distributions to shareholders from:
Net investment income	-	(0.57)	(0.33)
Net asset value at end of period	$29.30	$28.82	$25.60
Market price at end of period	$29.28 (c)	$28.86 (c)
Net Asset Value Total Return(d)	1.67%	14.98%	3.69%
Market Price Total Return(d)	1.46%	15.05%	3.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,861	$5,765	$5,119
Ratio to average net assets of:
Expenses, after Waivers	0.31% (e)	0.19%	0.19% (f)
Expenses, prior to Waivers	0.31% (e)	0.19%	0.19% (f)
Net investment income	1.98% (e)	2.11%	2.16% (f)
Portfolio turnover rate(g)	0% (h)	8%	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.12%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights—(continued)
Invesco Russell 1000® Momentum Factor ETF (OMOM)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$28.45	$26.72	$ 25.00
Net investment income(b)	0.05	0.41	0.25
Net realized and unrealized gain on investments	0.19	1.73	1.70
Total from investment operations	0.24	2.14	1.95
Distributions to shareholders from:
Net investment income	-	(0.41)	(0.23)
Net asset value at end of period	$28.69	$28.45	$26.72
Market price at end of period	$28.70 (c)	$28.42 (c)
Net Asset Value Total Return(d)	0.84%	8.09%	7.81%
Market Price Total Return(d)	0.99%	7.85%	7.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,737	$5,690	$5,344
Ratio to average net assets of:
Expenses, after Waivers	0.31% (e)	0.19%	0.19% (f)
Expenses, prior to Waivers	0.31% (e)	0.19%	0.19% (f)
Net investment income	1.58% (e)	1.51%	1.48% (f)
Portfolio turnover rate(g)	0% (h)	33%	22%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.12%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Financial Highlights—(continued)
Invesco Russell 1000® Quality Factor ETF (OQAL)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$ 28.80	$26.89	$ 25.00
Net investment income(b)	0.05	0.43	0.26
Net realized and unrealized gain on investments	0.03	1.90	1.88
Total from investment operations	0.08	2.33	2.14
Distributions to shareholders from:
Net investment income	-	(0.42)	(0.25)
Net asset value at end of period	$28.88	$ 28.80	$26.89
Market price at end of period	$28.84 (c)	$ 28.80(c)
Net Asset Value Total Return(d)	0.28%	8.76%	8.57%
Market Price Total Return(d)	0.14%	8.62%	8.68%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,776	$5,760	$5,378
Ratio to average net assets of:
Expenses, after Waivers	0.31% (e)	0.19%	0.19% (f)
Expenses, prior to Waivers	0.31% (e)	0.19%	0.19% (f)
Net investment income	1.53% (e)	1.56%	1.56% (f)
Portfolio turnover rate(g)	0% (h)	22%	22%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.12%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Financial Highlights—(continued)
Invesco Russell 1000® Size Factor ETF (OSIZ)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$28.19	$ 26.95	$ 25.00
Net investment income(b)	0.03	0.38	0.25
Net realized and unrealized gain (loss) on investments	(1.00)	1.29	1.92
Total from investment operations	(0.97)	1.67	2.17
Distributions to shareholders from:
Net investment income	-	(0.38)	(0.22)
Net realized gains	-	(0.05)	-
Total distributions	-	(0.43)	(0.22)
Net asset value at end of period	$27.22	$28.19	$ 26.95
Market price at end of period	$27.23 (c)	$28.18 (c)
Net Asset Value Total Return(d)	(3.44)%	6.42%	8.68%
Market Price Total Return(d)	(3.37)%	6.31%	8.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,444	$5,639	$5,391
Ratio to average net assets of:
Expenses, after Waivers	0.31% (e)	0.19%	0.19% (f)
Expenses, prior to Waivers	0.31% (e)	0.19%	0.19% (f)
Net investment income	1.17% (e)	1.41%	1.48% (f)
Portfolio turnover rate(g)	1%	21%	18%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.12%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights—(continued)
Invesco Russell 1000® Value Factor ETF (OVLU)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$26.88	$25.92	$ 25.00
Net investment income(b)	0.10	0.61	0.34
Net realized and unrealized gain (loss) on investments	(0.63)	0.95	0.90
Total from investment operations	(0.53)	1.56	1.24
Distributions to shareholders from:
Net investment income	-	(0.60)	(0.32)
Net asset value at end of period	$26.35	$26.88	$25.92
Market price at end of period	$26.36 (c)	$26.88 (c)
Net Asset Value Total Return(d)	(1.97)%	6.15%	4.92%
Market Price Total Return(d)	(1.93)%	6.27%	4.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,587	$5,376	$5,184
Ratio to average net assets of:
Expenses, after Waivers	0.30% (e)	0.19%	0.19% (f)
Expenses, prior to Waivers	0.30% (e)	0.19%	0.19% (f)
Net investment income	2.66% (e)	2.32%	2.00% (f)
Portfolio turnover rate(g)	0% (h)	28%	25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.11%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights—(continued)
Invesco Russell 1000® Yield Factor ETF (OYLD)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$26.84	$25.19	$ 25.00
Net investment income(b)	0.12	0.84	0.50
Net realized and unrealized gain (loss) on investments	(0.47)	1.65	0.15
Total from investment operations	(0.35)	2.49	0.65
Distributions to shareholders from:
Net investment income	-	(0.84)	(0.46)
Net asset value at end of period	$26.49	$26.84	$25.19
Market price at end of period	$26.50 (c)	$26.84 (c)
Net Asset Value Total Return(d)	(1.30)%	10.10%	2.59%
Market Price Total Return(d)	(1.27)%	9.79%	2.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,623	$6,711	$5,038
Ratio to average net assets of:
Expenses, after Waivers	0.29% (e)	0.19%	0.19% (f)
Expenses, prior to Waivers	0.29% (e)	0.19%	0.19% (f)
Net investment income	3.22% (e)	3.26%	3.10% (f)
Portfolio turnover rate(g)	0%	17%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.10%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2019
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Predecessor Fund (as defined below)	Short Name
Invesco Russell 1000® Low Volatility Factor ETF (OVOL)	Oppenheimer Russell 1000® Low Volatility Factor ETF	"Russell 1000® Low Volatility Factor ETF"
Invesco Russell 1000® Momentum Factor ETF (OMOM)	Oppenheimer Russell 1000® Momentum Factor ETF	"Russell 1000® Momentum Factor ETF"
Invesco Russell 1000® Quality Factor ETF (OQAL)	Oppenheimer Russell 1000® Quality Factor ETF	"Russell 1000® Quality Factor ETF"
Invesco Russell 1000® Size Factor ETF (OSIZ)	Oppenheimer Russell 1000® Size Factor ETF	"Russell 1000® Size Factor ETF"
Invesco Russell 1000® Value Factor ETF (OVLU)	Oppenheimer Russell 1000® Value Factor ETF	"Russell 1000® Value Factor ETF"
Invesco Russell 1000® Yield Factor ETF (OYLD)	Oppenheimer Russell 1000® Yield Factor ETF	"Russell 1000® Yield Factor ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.
Each Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of a corresponding fund of the Oppenheimer ETF Trust (a “Predecessor Fund”) after the close of business on May 24, 2019 (each, a “Reorganization”). Each Fund adopted the performance and financial information of its corresponding Predecessor Fund. Information presented prior to the close of business on May 24, 2019 is that of the Predecessor Fund.
Effective August 31, 2019, each Fund’s fiscal year-end changed from June 30 to August 31.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Russell 1000® Low Volatility Factor ETF	Russell 1000 Volatility Factor Index
Russell 1000® Momentum Factor ETF	Russell 1000 Momentum Factor Index
Russell 1000® Quality Factor ETF	Russell 1000 Quality Factor Index
Russell 1000® Size Factor ETF	Russell 1000 Size Factor Index
Russell 1000® Value Factor ETF	Russell 1000 Value Factor Index
Russell 1000® Yield Factor ETF	Russell 1000 Yield Factor Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed

68

options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Other Risks
Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a

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significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for Funds that invest in non-U.S. securities, which may have lower trading volumes.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.
Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of the Shares than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.
Small- and-Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
C.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
D.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex- dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.
F.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses (as set forth in the Investment Advisory Agreement).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates

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and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.
J.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.
K.	Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
L.	Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended June 30, 2018, distributions from distributable earnings consisted of distributions from net investment income.

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NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.19% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.
Prior to the Reorganization, the Predecessor Funds were managed by OFI Advisors, LLC (OFI) and each Predecessor Fund paid OFI an investment advisory fee calculated at the same annualized rate as disclosed above for each respective Fund.
Effective as of the Reorganization, the Adviser has agreed to waive a portion of each Fund’s unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses) from exceeding the Fund’s unitary management fee through at least May 24, 2021.
Further, effective as of the Reorganization, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investment in money market funds managed by that affiliate (excluding investment of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the period July 1, 2019 to August 31, 2019 and year ended June 30, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Fund	Period July 1, 2019 to August 31, 2019	Year Ended June 30, 2019
Russell 1000® Low Volatility Factor ETF	$1	$2
Russell 1000® Momentum Factor ETF	0	1
Russell 1000® Quality Factor ETF	1	1
Russell 1000® Size Factor ETF	1	1
Russell 1000® Value Factor ETF	1	1
Russell 1000® Yield Factor ETF	1	3
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for each Predecessor Fund adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act. Prior to the Reorganization, the Predecessor Funds paid no distribution fees to OppenheimerFunds Distributor, Inc.
The Adviser has entered into licensing agreements on behalf of each Fund with the index provider of each Fund’s respective Underlying Index (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. Prior to the Reorganization, each Underlying Index name trademark had been licensed to OFI for use by the corresponding Predecessor Fund. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby The Bank of New York Mellon ("BNYM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund. Prior to the Reorganization, BNYM served as administrator, custodian, fund accountant and transfer agent for each Predecessor Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.

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Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Period July 1, 2019 to August 31, 2019, the Year Ended June 30, 2019 and the Period Ended June 30, 2018:
	August 31, 2019		June 30, 2019		June 30, 2018
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Russell 1000® Low Volatility Factor ETF	$-	$-	$113,823	$ -	$66,067	$-
Russell 1000® Momentum Factor ETF	-	-	81,006	-	46,812	-
Russell 1000® Quality Factor ETF	-	-	83,646	-	49,684	-
Russell 1000® Size Factor ETF	-	-	84,064	3,506	43,194	-
Russell 1000® Value Factor ETF	-	-	120,297	-	63,100	-
Russell 1000® Yield Factor ETF	-	-	178,262	-	92,937	-
Tax Components of Net Assets at Fiscal Period-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Russell 1000® Low Volatility Factor ETF	$18,988	$870,739	$ (44,378)	$5,015,162	$5,860,511
Russell 1000® Momentum Factor ETF	13,779	919,706	(435,843)	5,239,670	5,737,312
Russell 1000® Quality Factor ETF	14,345	559,329	(145,522)	5,347,459	5,775,611
Russell 1000® Size Factor ETF	11,985	(20,671)	(50,424)	5,502,735	5,443,625
Russell 1000® Value Factor ETF	28,667	(88,149)	(130,252)	6,776,817	6,587,083
Russell 1000® Yield Factor ETF	40,429	43,774	(79,416)	6,618,253	6,623,040
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The following table presents available capital loss carryforwards and expiration dates for each Fund as of August 31, 2019:
	No expiration
	Short-Term	Long-Term	Total*
Russell 1000® Low Volatility Factor ETF	$ 5,671	$ 38,707	$ 44,378
Russell 1000® Momentum Factor ETF	210,776	225,067	435,843
Russell 1000® Quality Factor ETF	20,817	124,705	145,522
Russell 1000® Size Factor ETF	-	50,424	50,424
Russell 1000® Value Factor ETF	14,750	115,502	130,252
Russell 1000® Yield Factor ETF	1,792	77,624	79,416

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6—Investment Transactions
For the period July 1, 2019 to August 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Russell 1000® Low Volatility Factor ETF	$ 5,622	$ 902
Russell 1000® Momentum Factor ETF	21,800	15,972
Russell 1000® Quality Factor ETF	21,891	12,920
Russell 1000® Size Factor ETF	39,320	30,218
Russell 1000® Value Factor ETF	38,864	26,311
Russell 1000® Yield Factor ETF	10,984	-
For the period July 1, 2019 to August 31, 2019, in-kind transactions associated with creations and redemptions were as follows:
	Cost of Securities Received	Value of Securities Delivered
Russell 1000® Low Volatility Factor ETF	$ -	$-
Russell 1000® Momentum Factor ETF	-	-
Russell 1000® Quality Factor ETF	-	-
Russell 1000® Size Factor ETF	-	-
Russell 1000® Value Factor ETF	1,364,845	-
Russell 1000® Yield Factor ETF	-	-
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
At August 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Russell 1000® Low Volatility Factor ETF	$1,048,470	$(177,731)	$870,739	$4,988,475
Russell 1000® Momentum Factor ETF	1,019,007	(99,301)	919,706	4,831,489
Russell 1000® Quality Factor ETF	809,280	(249,951)	559,329	5,233,342
Russell 1000® Size Factor ETF	603,556	(624,227)	(20,671)	5,637,581
Russell 1000® Value Factor ETF	379,895	(468,044)	(88,149)	6,699,298
Russell 1000® Yield Factor ETF	512,505	(468,731)	43,774	6,580,388
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

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To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Momentum Factor ETF, Invesco Russell 1000® Quality Factor ETF, Invesco Russell 1000® Size Factor ETF, Invesco Russell 1000® Value Factor ETF and Invesco Russell 1000® Yield Factor ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 1, 2019 through August 31, 2019 and for the year ended June 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations, changes in each of their net assets and each of the financial highlights for the period July 1, 2019 through August 31, 2019 and for the year ended June 30, 2019 in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Predecessor Fund
Invesco Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF
Invesco Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Momentum Factor ETF
Invesco Russell 1000® Quality Factor ETF	Oppenheimer Russell 1000® Quality Factor ETF
Invesco Russell 1000® Size Factor ETF	Oppenheimer Russell 1000® Size Factor ETF
Invesco Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Value Factor ETF
Invesco Russell 1000® Yield Factor ETF	Oppenheimer Russell 1000® Yield Factor ETF
The financial statements and financial highlights of the Predecessor Funds as of and for the period ended June 30, 2018 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated August 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

77

Calculating your ongoing Fund expenses
Example
As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Russell 1000® Low Volatility Factor ETF (OVOL)
Actual	$1,000.00	$ 1,086.30	0.31%	$1.63
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.31	1.58
Invesco Russell 1000® Momentum Factor ETF (OMOM)
Actual	1,000.00	1,078.10	0.31	1.62
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.31	1.58
Invesco Russell 1000® Quality Factor ETF (OQAL)
Actual	1,000.00	1,053.20	0.31	1.60
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.31	1.58
Invesco Russell 1000® Size Factor ETF (OSIZ)
Actual	1,000.00	1,009.90	0.31	1.57
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.31	1.58
Invesco Russell 1000® Value Factor ETF (OVLU)
Actual	1,000.00	1,013.10	0.31	1.57
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.31	1.58

78

Calculating your ongoing Fund expenses—(continued)
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Russell 1000® Yield Factor ETF (OYLD)
Actual	$1,000.00	$1,030.70	0.30%	$1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended August 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

79

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust II was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	1,512,443,677.35	33,012,849.80
	Todd J. Barre	1,524,592,795.07	20,863,732.08
	Kevin M. Carome	1,522,436,691.04	23,019,836.11
	Edmund P. Giambastiani, Jr.	1,519,831,527.21	25,624,999.94
	Victoria J. Herget	1,524,877,948.56	20,578,578.59
	Marc M. Kole	1,504,247,741.10	41,208,786.05
	Yung Bong Lim	1,524,207,613.63	21,248,913.52
	Joanne Pace	1,517,347,361.29	28,109,165.86
	Gary R. Wicker	1,515,919,139.19	29,537,387.96
	Donald H. Wilson	1,501,758,651.59	43,697,875.56

80

Trustees and Officers

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

As of August 31, 2019

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice Chairman of the Board; Chairman of the Nominating and Governance Committee and Trustee	Vice Chairman since 2018; Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	246	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017-Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	246	None

Edmund P. Giambastiani, Jr.—1948 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	President of Giambastiani Group LLC (national security and energy consulting) (2007-Present); Director, The Boeing Company (2009-Present); Trustee, MITRE Corporation (federally-funded research development) (2008-Present); Director of THL Credit, Inc. (alternative credit investment manager) (2016-Present); Trustee, U.S. Naval Academy Foundation Athletic & Scholarship Program (2010-Present); Advisory Board Member, Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development) (2010-Present); Defense Advisory Board Member Lawrence Livermore National Laboratory (2013-Present); formerly, Chairman (2015-2016), Lead Director (2011-2015) and Director	246	Formerly, Trustee, certain funds of the Oppenheimer Funds complex (2013-2019); Director of Mercury Defense Systems Inc. (information technology) (2011-2013); Independent Director, QinetiQ Group Plc (defense technology and

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

81

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
			(2008-2011), Monster Worldwide, Inc. (career services); Advisory Board Member, Maxwell School of Citizenship and Public Affairs of Syracuse University (2012-2016); United States Navy, career nuclear submarine officer (1970-2007); Seventh Vice Chairman of the Joint Chiefs of Staff (2005-2007); first NATO Supreme Allied Commander Transformation (2003-2005); Commander, U.S. Joint Forces Command (2002-2005).		security) (2008-2011); Chairman, Alenia North America, Inc. (military and defense products) (2008-2009); Director, SRA International, Inc. (information technology and services) (2008- 2011).

Victoria J. Herget—1951 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Formerly, Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms).	246	Trustee (2000-Present) and Chair (2010-2017), Newberry Library; Trustee, Mather LifeWays (2001-Present); Trustee, Chikaming Open Lands (2014-Present); formerly, Trustee, certain funds in the Oppenheimer Funds complex (2012-2019); Board Chair (2008-2015) and Director (2004-2018) of United Educators Insurance Company; Independent Director of the First American Funds (2003- 2011); Trustee (1992-2007),

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

82

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
					Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (2006-2009); and Trustee, Chicago City Day School (1994-2005).

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (not-for-profit) (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Regional Chief Financial Officer, United Healthcare (2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	246	Treasurer (2018-Present), Finance Committee Member (2015-Present) and Audit Committee Member (2015), Thornapple Evangelical Covenant Church; formerly, Board and Finance Committee Member (2009-2017) and Treasurer (2010-2015, 2017), NorthPointe Christian Schools.

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

83

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, RDG Funds LLC (real estate) (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	246	Advisory Board Member, Performance Trust Capital Partners, LLC (2008-Present); Board Director of Beacon Power Services, Corp. (2019-Present).

Joanne Pace—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Formerly, Senior Advisor, SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and CCO, FrontPoint Partners, LLC (alternative investments) (2005-2006); held the following positions at Credit Suisse (investment banking), Managing Director (2003-2005), Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley, Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999).	246	Board Director, Horizon Blue Cross Blue Shield of New Jersey (2012-Present); Advisory Board Director, The Alberleen Group LLC (2012-Present); Governing Council Member (2016-Present) and Chair of Education Committee (2017-Present), Independent Directors Council (IDC); Board Member, 100 Women in Finance (2015-Present); Advisory Council Member of Morgan Stanley Children’s Hospital (2012- Present); formerly, Trustee, certain funds in the Oppenheimer Funds complex

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

84

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
					(2012-2019); Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director, Managed Funds Association (2008-2010); Board Director, (2007-2010) and Investment Committee Chair (2008-2010) Morgan Stanley Foundation.

Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer of RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider); Senior Audit Manager (1994-1997), PricewaterhouseCoopers LLP.	246	Board Member and Treasurer, Our Daily Bread Ministries Canada (2015-Present); Board and Finance Committee Member, West Michigan Youth For Christ (2010-Present).

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

85

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, President and Chief Executive Officer, Stone Pillar Investments, Ltd. (advisory services to the financial sector) (2016- 2018); Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	246	Director, Penfield Children’s Center (2004-Present); Board Chairman, Gracebridge Alliance, Inc. (2015-Present).

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

86

Trustees and Officers (continued)

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008-Present), Invesco North American Holdings, Inc.; Executive Vice President (2008-Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC; Director and Secretary (2012-Present), Invesco Services (Bahamas) Private Limited; and Executive Vice President (2014-Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director, Invesco Finance PLC (2011-2019); Director, INVESCO Asset Management (Bermuda) Ltd. (2014-2019); Director and Executive Vice President, Invesco Finance, Inc. (2011-2018); Director (2006-2018) and Executive Vice President (2008-2018), Invesco Group Services, Inc., Invesco Holding Company (US), Inc.; Director, Invesco Holding Company Limited (2007-2019); Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	246	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

87

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2015	Chief Executive Officer, Manager and Principal Executive Officer, Invesco Specialized Products, LLC (2018-Present); President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Kelli Gallegos—1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Assistant Treasurer, Invesco Specialized Products, LLC (2018-Present); Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management, Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2012	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, OppenheimerFunds, Inc. (2019-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2012-Present), Invesco Actively Managed Exchange-Traded

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

88

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, Invesco Specialized Products, LLC (2018-Present); Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Head of Global Exchange Traded Funds Services, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Services, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Manager, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, and Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2011-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC (2013-2019); Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

89

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer, Invesco Specialized Products, LLC (2018-Present); Chief Compliance Officer, Invesco Capital Management LLC (2017-Present); Chief Compliance Officer, Invesco Exchange- Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer, ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/ Chief Financial Officer, Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

90

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (or any successor Form). The Trust’s Forms N-PORT (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	O-FAC-AR-1	invesco.com/ETFs

Invesco Annual Report to Shareholders

August 31, 2019

ESGF	Invesco Global ESG Revenue ETF

RGLB	Invesco Global Revenue ETF

RWL	Invesco S&P 500 Revenue ETF

RWW	Invesco S&P Financials Revenue ETF

RWK	Invesco S&P MidCap 400 Revenue ETF

RWJ	Invesco S&P SmallCap 600 Revenue ETF

RDIV	Invesco S&P Ultra Dividend Revenue ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

The Market Environment

Domestic Equity

The fiscal year proved to be an increasingly volatile time for US equities. After a relatively quiet summer, market volatility noticeably rose in October 2018, as US equity markets suffered a sharp sell-off through calendar year-end 2018, amid ongoing trade concerns between the US and China, fears of a global economic slowdown and lower oil prices from a supply glut, with oil prices plummeting from near $75 per barrel in early October 2018 to around $45 per barrel in late December 2018.1 In this environment, there was a flight to safety, as investors fled to defensive areas of the markets, such as health care, utilities and US Treasuries.

Given signs of a strong economy, the US Federal Reserve (the Fed) raised interest rates two times during the fiscal year: in September and December 20182. In contrast, the European Central Bank and central banks in several other countries maintained extraordinarily accommodative monetary policies.

Following a sharp selloff during the fourth quarter of 2018, equity markets rebounded in the first quarter of 2019, fueled by optimism about a potential US-China trade deal and the Fed’s indication that there would be no interest rate hikes in 2019, a surprising shift in monetary policy. The Fed’s more accommodative stance provided a supportive environment for equities and fixed income, even as US economic data was mixed and overseas growth appeared to be slowing. Against this backdrop, the S&P 500 Index posted its best first quarter returns since 1998.

Although the S&P 500 Index posted modest gains during the second quarter of 2019, the US stock market experienced increased volatility. After four consecutive months of rising stock markets, the market sold-off in May, along with bond yields and oil prices, as investors weighed the impact of the lingering trade war between the US and China, as well as potential tariffs imposed on Mexico. In addition, economic data showed a slowing domestic and global economy. During the July meeting, the Fed lowered rates by 25 basis points. This was the first time the Fed lowered rates in more than a decade.2

Market volatility increased in August, as the US Treasury yield curve inverted several times, causing jitters for investors who were concerned that a US recession would be imminent. As a result, much of August saw a “risk off” sentiment, with investors crowding into “safe haven” asset classes, such as US Treasuries and gold. However, a more dovish tone from the Fed provided some support to risk assets. With rising volatility in the markets, the S&P 500 Index posted a modest positive return for the fiscal year.

[1]	Source: Bloomberg
[2]	Source: US Federal Reserve

3

ESGF	Management’s Discussion of Fund Performance
Invesco Global ESG Revenue ETF (ESGF)

As an index fund, the Invesco Global ESG Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Revenue Weighted Global ESG Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.

Strictly in accordance with its guidelines and mandated procedures, MSCI, Inc. (“MSCI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology to select companies from within the MSCI All Country World Index (the “Parent Index” or ‘‘Benchmark Index”), an index designed to measure the equity market performance of developed and emerging markets, that have strong environmental, social and governance (“ESG”) practices, as identified by MSCI ESG Research, Inc., and then re-weight those companies according to the revenue earned, subject to a maximum 5% per company weighting. The Index is constructed by using a scoring system established by MSCI ESG Research, Inc. to measure the strength of each pillar of environmental, social, and governance practices for each company within the Parent Index. Based on that scoring, the top half of companies with ESG score are selected for inclusion in the Index, and those that are selected are then re-weighted according to revenue earned. Thus, the Index contains a subset of the securities in the Parent Index, in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (4.42)%. On a net asset value (“NAV”) basis, the Fund returned (4.20)%. During the same time period, the Index returned (4.13)%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees, operating expenses and rebalance costs that the Fund incurred during the period.

During this same time period, the Benchmark Index returned (2.09)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,636 securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of the overall global stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the energy and industrials sectors and most underweight in the information technology and health care sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund being overweight in the industrials sector.

For the fiscal period ended August 31, 2019, the consumer staples sector contributed most significantly to the Fund’s return, followed by the utilities and real estate sectors, respectively. The financials sector detracted most significantly from the Fund’s return, followed by the energy and industrials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included CVS Health Corp., a health care company (portfolio average weight of 0.98%) and Target Corp., a consumer discretionary company (portfolio average weight of 0.45%). Positions that detracted most significantly from the Fund’s return during the period included Daimler AG, a consumer discretionary company (portfolio average weight of 0.83%) and Royal Dutch Shell PLC, Class A., an energy company (portfolio average weight of 0.92%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Financials	17.10
Industrials	15.21
Consumer Discretionary	12.78
Information Technology	10.17
Consumer Staples	10.13
Energy	9.14
Health Care	7.09
Materials	6.37
Communication Services	5.80
Utilities	4.72
Real Estate	1.31
Money Market Funds Plus Other Assets Less Liabilities	0.18

4

Invesco Global ESG Revenue ETF (ESGF) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Toyota Motor Corp.	1.46
BP PLC	1.26
Apple, Inc.	1.18
CVS Health Corp.	0.96
Royal Dutch Shell PLC, Class A	0.86
Daimler AG	0.86
TOTAL S.A.	0.83
Samsung Electronics Co., Ltd.	0.78
EXOR N.V.	0.76
AmerisourceBergen Corp.	0.74
Total	9.69

*	Excluding money market fund holdings.

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Invesco Revenue Weighted Global ESG Index (Net)	(5.30)%	6.80%	20.56%
MSCI All Country World Index (Net)	(0.28)	10.05	31.30
Fund
NAV Return	(5.38)	6.53	19.72
Market Price Return	(5.49)	6.61	19.96

5

Invesco Global ESG Revenue ETF (ESGF) (continued)

Oppenheimer Global EGS Revenue ETF (the “Predecessor Fund”) Predecessor Fund Inception: October 27, 2016

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.45% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Net returns reflect reinvested dividends net of withholding taxes.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

6

RGLB	Management’s Discussion of Fund Performance
Invesco Global Revenue ETF (RGLB)

As an index fund, the Invesco Global Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Revenue Weighted Global Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.

Strictly in accordance with its guidelines and mandated procedures, MSCI, Inc. (“MSCI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the MSCI All Country World Index (the “Parent Index” or ‘‘Benchmark Index’’), an index designed to measure the equity market performance of developed and emerging markets, according to the revenue earned, subject to a maximum 5% per company weighting. Thus, the Index contains the same securities as the Parent Index, but in different proportions. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (4.82)%. On a net asset value (“NAV”) basis, the Fund returned (4.75)%. During the same time period, the Index returned (4.80)%. During the fiscal period, the Fund utilized a sampling methodology to achieve exposure to the securities included in the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the impact of the sampling methodology.

During this same time period, the Benchmark Index returned (2.09)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 2,850 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of the overall global stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the energy and industrials sectors and most underweight in the information technology and health care sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund’s overweight position to and security selection in the industrials and energy sectors.

For the fiscal period ended August 31, 2019, the consumer staples sector contributed most significantly to the Fund’s return. The financials sector detracted most significantly from the Fund’s return, followed by the energy and industrials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included CVS Health Corp., a health care company (portfolio average weight of 0.72%) and Target Corp., a consumer discretionary company (portfolio average weight of 0.39%). Positions that detracted most significantly from the Fund’s return during the period included Royal Dutch Shell PLC Class A, an energy company (portfolio average weight of 1.02%) and Glencore PLC, a materials company (portfolio average weight of 0.53%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Financials	16.31
Industrials	14.31
Consumer Discretionary	14.03
Energy	10.88
Consumer Staples	10.11
Information Technology	8.26
Health Care	7.03
Materials	6.71
Communication Services	6.11
Utilities	4.18
Real Estate	1.94
Money Market Funds Plus Other Assets Less Liabilities	0.13

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Walmart, Inc.	1.40
Royal Dutch Shell PLC, Class A	0.98
Toyota Motor Corp.	0.90
Exxon Mobil Corp.	0.78
BP PLC	0.78
Apple, Inc.	0.70
Volkswagen AG, Preference Shares	0.67
Amazon.com, Inc.	0.66
UnitedHealth Group, Inc.	0.60
TOTAL S.A.	0.59
Total	8.06

*	Excluding money market fund holdings.

7

Invesco Global Revenue ETF (RGLB) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Invesco Revenue Weighted Global Index (Net)	(5.29)%	2.33%	5.05%
MSCI All Country World Index (Net)	(0.28)	6.55	14.53
Fund
NAV Return	(5.86)	1.97	4.25
Market Price Return	(5.79)	1.96	4.24

Oppenheimer Global Revenue ETF (the ‘‘Predecessor Fund’’) Predecessor Fund Inception: July 11, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.43% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Net returns reflect reinvested dividends net of withholding taxes.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

8

RWL	Management’s Discussion of Fund Performance
Invesco S&P 500 Revenue ETF (RWL)

As an index fund, the Invesco S&P 500® Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the S&P 500® Index (“the “Parent Index” or “Benchmark Index”) according to the revenue earned by the companies in the Parent Index, subject to a maximum 5% per company weighting. The Index thus contains the same securities as the Parent Index, but in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (1.47)%. On a net asset value (“NAV”) basis, the Fund returned (1.54)%. During the same time period, the Index returned (1.47)%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned (0.17)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 500 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of U.S. large-cap stocks.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer staples and energy sectors and most underweight in the information technology and communication services sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund being underweight to and security selection in the information technology sector and being overweight to the energy sector.

For the fiscal period ended August 31, 2019, the consumer staples sector contributed most significantly to the Fund’s return, followed by the communication services and utilities sectors,

respectively. The energy sector detracted most significantly from the Fund’s return, followed by the financials and industrials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included CVS Health Corp., a health care company (portfolio average weight of 1.81%) and Walmart Inc., a consumer staples company (portfolio average weight of 4.27%). Positions that detracted most significantly from the Fund’s return during the period included General Electric Co., an industrials company (portfolio average weight of 0.91%) and Exxon Mobil Corp., an energy company (portfolio average weight of 2.19%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Health Care	16.56
Financials	13.30
Consumer Staples	12.94
Consumer Discretionary	12.69
Industrials	11.45
Information Technology	10.48
Energy	8.40
Communication Services	7.38
Materials	3.00
Sector Types Each Less Than 3%	3.62
Money Market Funds Plus Other Assets Less Liabilities	0.18

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Walmart, Inc.	4.44
Apple, Inc.	2.30
Exxon Mobil Corp.	2.09
Berkshire Hathaway, Inc., Class B	2.04
CVS Health Corp.	1.95
Amazon.com, Inc.	1.89
McKesson Corp.	1.83
UnitedHealth Group, Inc.	1.82
AT&T, Inc.	1.59
Costco Wholesale Corp.	1.40
Total	21.35

*	Excluding money market fund holdings.

9

Invesco S&P 500 Revenue ETF (RWL) (continued)

Growth of a $10,000 Investment

Fund Performance History as of August 31, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index	1 Year							Average Annualized	Cumulative
S&P 500® Revenue-Weighted Index	(0.61)%	10.26%	34.05%	8.26%	48.70%	13.27%	247.66%	8.97%	169.31%
S&P 500® Index	2.92	12.70	43.15	10.11	61.89	13.45	253.08	9.26	177.68
Fund
NAV Return	(0.96)	9.82	32.43	7.87	46.03	12.75	231.96	8.46	154.99
Market Price Return	(0.95)	9.78	32.32	7.87	46.03	12.74	231.86	8.46	155.03

Oppenheimer S&P 500 Revenue ETF (the “Predecessor Fund”) Predecessor Fund Inception: February 19, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

10

RWW	Management’s Discussion of Fund Performance
Invesco S&P Financials Revenue ETF (RWW)

As an index fund, the Invesco S&P Financial Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Financials Sector Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the S&P 500® Financials Index (the “Parent Index” or ‘‘Benchmark Index’’) according to the revenue earned by the companies in the Parent Index. The Index thus contains the same securities as the Parent Index, but in different proportions. The Parent Index includes securities of companies in the S&P 500® Index that are classified in the financials sector. Such companies include those involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (4.14)%. On a net asset value (“NAV”) basis, the Fund returned (4.33)%. During the same time period, the Index returned (4.24)%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned (2.51)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 68 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the financials sector of the U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the life & health insurance sub-industry and most underweight in the financial exchanges & data sub-industry during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund being underweight to and security selection in the financial exchanges & data sub-industry.

For the fiscal period ended August 31, 2019, the financial exchanges & data sub-industry contributed most significantly from the Fund’s return, followed by the multi-line insurance and insurance brokers sub-industries, respectively. The life & health insurance sub-industry detracted most significantly from the Fund’s return, followed by the diversified banks and multi-sector holdings sub-industries, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Chubb Ltd., a property & casualty insurance company (portfolio average weight of 1.98%) and Assurant, Inc., a multi-line insurance company (portfolio average weight of 0.57%). Positions that detracted most significantly from the Fund’s return during the period included Prudential Financial, Inc., a life & health insurance company (portfolio average weight of 3.50%) and Berkshire Hathaway, Inc., Class B, a diversified financial services company (portfolio average weight of 14.98%).

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Banks	34.97
Insurance	28.21
Diversified Financial Services	15.75
Capital Markets	14.49
Consumer Finance	6.39
Money Market Funds Plus Other Assets Less Liabilities	0.19

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Berkshire Hathaway, Inc., Class B	15.31
JPMorgan Chase & Co.	8.43
Bank of America Corp.	6.76
Wells Fargo & Co.	6.46
Citigroup, Inc.	5.89
MetLife, Inc.	3.85
Goldman Sachs Group, Inc. (The)	3.42
Prudential Financial, Inc.	3.13
Morgan Stanley	3.04
American International Group, Inc.	2.92
Total	59.21

*	Excluding money market fund holdings.

11

Invesco S&P Financials Revenue ETF (RWW) (continued)

Growth of a $10,000 Investment

Fund Performance History as of August 31, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index	1 Year							Average Annualized	Cumulative
S&P 500® Financials Sector Revenue-Weighted Index	(3.14)%	11.61%	39.04%	8.26%	48.69%	10.50%	171.52%	11.63%	228.23%
S&P 500® Financials Index	(2.90)	12.68	43.08	9.43	56.89	10.49	171.20	10.62	197.71
Fund
NAV Return	(3.51)	11.17	37.39	7.79	45.49	9.98	158.82	11.07	210.84
Market Price Return	(3.39)	11.23	37.60	7.81	45.65	9.99	159.16	11.08	211.13

Oppenheimer S&P Financials Revenue ETF (‘‘the Predecessor Funds’’) Predecessor Fund Inception: November 10, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.45% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

12

RWK	Management’s Discussion of Fund Performance
Invesco S&P MidCap 400 Revenue ETF (RWK)

As an index fund, the Invesco S&P MidCap 400 Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the S&P MidCap 400® Index (the “Parent Index” or “Benchmark Index”), an index comprised of common stocks of 400 mid-cap companies that generally represents the mid-cap universe of the U.S. equity market, according to the revenue earned by the companies in the Parent Index, subject to a maximum 5% per company weighting. The Index thus contains the same securities as the Parent Index, but in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (7.37)%. On a net asset value (“NAV”) basis, the Fund returned (7.49)%. During the same time period, the Index returned (7.45)%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned (3.06)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 400 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of U.S. mid-cap stocks.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer discretionary and energy sectors and most underweight in the real estate and financials sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund being overweight to and security selection in the industrials sector and being overweight to the energy sector.

For the fiscal period ended August 31, 2019, no sectors contributed positively to the Fund’s return. The industrials sector detracted most significantly from the Fund’s return, followed by the energy and consumer discretionary sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included XPO Logistics, Inc., an industrials company (portfolio average weight of 1.32%) and World Fuel Services Corp., an energy company (portfolio average weight of 2.93%). Positions that detracted most significantly from the Fund’s return during this period included Fluor Corp., an industrials company (portfolio average weight of 1.10%) and PBF Energy, Inc., Class A, an energy company (portfolio average weight of 1.94%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Industrials	19.20
Consumer Discretionary	18.82
Information Technology	15.94
Financials	11.06
Materials	8.43
Energy	7.89
Health Care	6.82
Consumer Staples	3.51
Real Estate	3.28
Sector Types Each Less Than 3%	4.94
Money Market Funds Plus Other Assets Less Liabilities	0.11

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
World Fuel Services Corp.	3.16
Tech Data Corp.	2.49
Arrow Electronics, Inc.	2.18
PBF Energy, Inc., Class A	1.87
Jabil, Inc.	1.83
AutoNation, Inc.	1.72
AECOM	1.54
XPO Logistics, Inc.	1.52
ManpowerGroup, Inc.	1.37
Avnet, Inc.	1.36
Total	19.04

*	Excluding money market fund holdings.

13

Invesco S&P MidCap 400 Revenue ETF (RWK) (continued)

Growth of a $10,000 Investment

Fund Performance History as of August 31, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index	1 Year							Average Annualized	Cumulative
S&P MidCap 400® Revenue-Weighted Index	(10.96)%	5.44%	17.23%	4.79%	26.38%	12.03%	211.38%	9.12%	173.51%
S&P MidCap 400® Index	(6.43)	8.06	26.17	7.22	41.74	12.85	234.97	9.31	179.03
Fund
NAV Return	(11.23)	5.05	15.93	4.35	23.73	11.39	193.98	8.47	155.24
Market Price Return	(11.26)	5.02	15.83	4.34	23.66	11.39	193.99	8.47	155.14

Oppenheimer S&P MidCap 400 ETF (the “Predecessor Fund”) Predecessor Fund Inception: February 20, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

14

RWJ	Management’s Discussion of Fund Performance
Invesco S&P SmallCap 600 Revenue ETF (RWJ)

As an index fund, the Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the S&P SmallCap 600® Index (the “Parent Index” or “Benchmark Index”), an index comprised of common stocks of 600 small-cap companies that generally represents the small-cap universe of the U.S. equity market, according to the revenue earned by the companies in the Parent Index, subject to a maximum 5% per company weighting. The Index thus contains the same securities as the Parent Index, but in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (7.18)%. On a net asset value (“NAV”) basis, the Fund returned (7.25)%. During the same time period, the Index returned (7.25)%. During the fiscal period, the Fund fully replicated the components of the Index.

During this same time period, the Benchmark Index returned (3.42)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 600 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of U.S. small-cap stocks.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer discretionary and consumer staples sectors and most underweight in the financials and real estate sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund being overweight to and security selection in the consumer discretionary sector and security selection in the communication services sector.

For the fiscal period ended August 31, 2019, the health care sector contributed most significantly to the Fund’s return, followed by the utilities sector. The consumer discretionary sector detracted most significantly from the Fund’s return, followed by the energy and industrials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Owens & Minor, Inc., a health care company (portfolio average weight of 1.54%) and RR Donnelley & Sons Co., an industrials company (portfolio average weight of 0.75%). Positions that detracted most significantly from the Fund’s return during the period included Frontier Communications Corp., a communication services company (portfolio average weight of 0.84%) and Office Depot, Inc., a consumer discretionary company (portfolio average weight of 1.22%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Consumer Discretionary	26.87
Industrials	19.82
Information Technology	12.36
Health Care	10.50
Consumer Staples	7.65
Financials	6.83
Materials	6.01
Energy	4.70
Sector Types Each Less Than 3%	5.26
Money Market Funds Plus Other Assets Less Liabilities	0.00

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Owens & Minor, Inc.	2.22
Core-Mark Holding Co., Inc.	1.72
United Natural Foods, Inc.	1.70
Lithia Motors, Inc., Class A	1.67
Community Health Systems, Inc.	1.64
Sonic Automotive, Inc., Class A	1.41
Group 1 Automotive, Inc.	1.38
Anixter International, Inc.	1.11
Sanmina Corp.	1.02
Asbury Automotive Group, Inc.	1.01
Total	14.88

*	Excluding money market fund holdings.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ) (continued)

Growth of a $10,000 Investment

Fund Performance History as of August 31, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index	1 Year							Average Annualized	Cumulative
S&P SmallCap 600® Revenue-Weighted Index	(24.32)%	1.28%	3.90%	2.48%	13.01%	10.94%	182.39%	9.21%	176.25%
S&P SmallCap 600® Index	(15.06)	8.37	27.27	7.97	46.74	13.22	246.07	9.63	188.62
Fund
NAV Return	(24.43)	1.04	3.14	2.07	10.81	10.35	167.71	8.53	156.90
Market Price Return	(24.40)	1.02	3.09	2.08	10.83	10.34	167.61	8.53	156.83

Oppenheimer S&P SmallCap 600 Revenue ETF (the ‘‘Predecessor Fund’’) Predecessor Fund Inception: February 19, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

16

RDIV	Management’s Discussion of Fund Performance
Invesco S&P Ultra Dividend Revenue ETF (RDIV)

As an index fund, the Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 900® Dividend Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects components from the S&P 900® Index (the “Parent Index” or ‘‘Benchmark Index’’), which combines the S&P 500® Index and S&P MidCap® 400 Index to form an investable benchmark for the large- and mid-cap universe of the U.S. equity market. From the Parent Index, the Index Provider (1) excludes the top 5% of securities by dividend yield, (2) excludes the top 5% of securities within each sector by dividend payout ratio, (3) selects the top sixty securities by dividend yield and (4) re-weights those securities according to the revenue earned by the companies, subject to a maximum 5% per company weighting. The Index thus contains a subset of the securities in the Parent Index, in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (5.31)%. On a net asset value (“NAV”) basis, the Fund returned (5.31)%. During the same time period, the Index returned (5.23)%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned (0.36)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 900 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of the U.S. large and mid-cap stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the energy and materials sectors and most underweight in the information technology and industrials sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund being overweight to and security selection in the energy sector and security selection in the consumer discretionary sector.

For the fiscal period ended August 31, 2019, the utilities sector contributed most significantly to the Fund’s return, followed by the information technology sector. The energy sector detracted most significantly from the Fund’s return, followed by the consumer discretionary and materials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Western Digital Corp., an information technology company (portfolio average weight of 2.85%) and Duke Energy Corp., a utilities company (portfolio average weight of 3.93%). Positions that detracted most significantly from the Fund’s return during the period included Schlumberger Ltd., an energy company (portfolio average weight of 4.41%) and Gap, Inc., a consumer discretionary company (portfolio average weight of 1.20%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Energy	17.43
Consumer Discretionary	15.72
Materials	13.40
Utilities	12.38
Health Care	11.06
Information Technology	8.70
Communication Services	7.33
Real Estate	5.60
Consumer Staples	4.06
Financials	4.03
Money Market Funds Plus Other Assets Less Liabilities	0.29

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Verizon Communications, Inc.	5.52
AbbVie, Inc.	5.17
Cardinal Health, Inc.	5.12
Exxon Mobil Corp.	4.82
General Motors Co.	4.82
International Business Machines Corp.	4.79
LyondellBasell Industries N.V., Class A	4.76
Schlumberger Ltd.	4.27
Duke Energy Corp.	4.27
Southern Co. (The)	3.87
Total	47.41

*	Excluding money market fund holdings.

17

Invesco S&P Ultra Dividend Revenue ETF (RDIV) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index	1 Year					Average Annualized	Cumulative
S&P 900® Dividend Revenue-Weighted Index	(5.40)%	7.35%	23.72%	9.02%	54.03%	11.03%	85.74%
S&P 900® Index	2.27	12.38	41.94	9.91	60.42	11.87	94.22
Fund
NAV Return	(5.67)	6.88	22.08	8.42	49.80	10.33	78.85
Market Price Return	(5.66)	6.88	22.11	8.43	49.88	10.34	78.95

Oppenheimer S&P Ultra Dividend Revenue ETF (‘‘the Predecessor Fund’’) Predecessor Fund Inception: September 30, 2013

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

18

Invesco Global ESG Revenue ETF (ESGF)
August 31, 2019
Schedule of Investments
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Argentina-0.01%
Banco BBVA Argentina S.A., ADR	59	$ 249
MercadoLibre, Inc.(a)	3	1,784
Transportadora de Gas del Sur S.A., Class B, ADR	24	180
		2,213
Australia-2.18%
AMP Ltd.	4,586	5,237
APA Group	247	1,832
Aristocrat Leisure Ltd.	140	2,806
ASX Ltd.	15	872
Aurizon Holdings Ltd.	625	2,489
AusNet Services	1,056	1,281
Australia & New Zealand Banking Group Ltd.	1,422	25,619
Bendigo & Adelaide Bank Ltd.	297	2,237
BHP Group Ltd.	877	21,443
BHP Group PLC	721	15,568
BlueScope Steel Ltd.	1,037	8,727
Boral Ltd.	1,312	3,757
Brambles Ltd.	651	4,956
Caltex Australia Ltd.	834	13,463
Challenger Ltd.	265	1,198
Coca-Cola Amatil Ltd.	476	3,486
Cochlear Ltd.	8	1,175
Coles Group Ltd.	3,042	28,366
Commonwealth Bank of Australia	568	30,252
Computershare Ltd.	184	1,907
Crown Resorts Ltd.	261	2,112
CSL Ltd.	50	8,114
Dexus	71	617
Flight Centre Travel Group Ltd.(b)	81	2,538
Fortescue Metals Group Ltd.(b)	1,161	6,258
Goodman Group	149	1,458
GPT Group (The)	137	590
Harvey Norman Holdings Ltd.	733	2,163
Insurance Australia Group Ltd.	2,170	11,784
Lendlease Group	1,187	13,644
Macquarie Group Ltd.	147	12,265
Mirvac Group	939	2,018
National Australia Bank Ltd.	1,306	24,075
Newcrest Mining Ltd.	132	3,291
Oil Search Ltd.	287	1,284
Orica Ltd.	281	4,076
Origin Energy Ltd.	2,057	10,574
QBE Insurance Group Ltd.	1,517	12,807
Ramsay Health Care Ltd.	145	6,413
Rio Tinto Ltd.	144	8,497
Rio Tinto plc	558	28,198
Santos Ltd.	717	3,483
Scentre Group	741	2,017
SEEK Ltd.	77	1,055
Sonic Healthcare Ltd.	232	4,603
South32 Ltd.	3,803	6,764
Stockland	702	2,138
Suncorp Group Ltd.	884	8,225
Sydney Airport	217	1,233
Tabcorp Holdings Ltd.	1,196	3,795
	Shares	Value
Australia-(continued)
Telstra Corp. Ltd.	6,691	$ 16,770
Transurban Group	290	2,921
Treasury Wine Estates Ltd.	188	2,374
Wesfarmers Ltd.	735	19,363
Westpac Banking Corp.	1,394	26,504
Woodside Petroleum Ltd.	203	4,394
Woolworths Group Ltd.	1,596	40,614
WorleyParsons Ltd.	386	3,196
		488,896
Austria-0.28%
ANDRITZ AG	208	7,339
Erste Group Bank AG(a)	344	11,088
OMV AG	530	27,088
Verbund AG	31	1,849
voestalpine AG(b)	689	15,896
		63,260
Belgium-0.54%
Anheuser-Busch InBev S.A./N.V.	471	44,711
Colruyt S.A.(b)	217	11,129
Groupe Bruxelles Lambert S.A.	71	6,643
KBC Group N.V.	236	13,681
Proximus SADP	224	6,633
Solvay S.A., Class A	133	13,434
Telenet Group Holding N.V.	57	2,846
UCB S.A.	72	5,387
Umicore S.A.(b)	532	16,972
		121,436
Brazil-1.10%
Ambev S.A.	2,892	13,102
Atacadao S.A.	2,587	13,961
B3 SA - Brasil Bolsa Balcao	162	1,756
Banco Bradesco S.A.	2,752	20,180
Banco Bradesco S.A., Preference Shares	2,473	19,720
Banco do Brasil S.A.	4,170	46,663
Banco Santander Brasil S.A.	2,090	21,546
Cia Brasileira de Distribuicao, Preference Shares	410	8,688
Cia Energetica de Minas Gerais, Preference Shares	1,240	4,429
Cielo S.A.	1,733	3,250
Cosan S.A.	260	3,145
Energisa S.A.	258	2,965
ENGIE Brasil Energia S.A.	224	2,438
Itau Unibanco Holding S.A., Preference Shares	2,636	21,651
Itausa - Investimentos Itau S.A., Preference Shares	364	1,083
Klabin S.A.	546	1,990
Localiza Rent a Car S.A.	256	2,914
Lojas Renner S.A.	225	2,752
M Dias Branco S.A.	166	1,454
Natura Cosmeticos S.A.	272	4,343
Petrobras Distribuidora S.A.	3,850	26,833
Telefonica Brasil S.A., Preference Shares	584	7,585
Ultrapar Participacoes S.A.	2,863	11,377
WEG S.A.	610	3,322
		247,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
Canada-3.55%
Agnico Eagle Mines Ltd.	36	$ 2,255
AltaGas Ltd.(b)	280	3,810
Atco Ltd., Class I	98	3,509
Bank of Montreal	392	26,922
Bank of Nova Scotia (The)	627	33,407
Brookfield Asset Management, Inc., Class A	1,228	63,452
CAE, Inc.	99	2,596
Cameco Corp.	158	1,389
Canadian Imperial Bank of Commerce	279	21,654
Canadian National Railway Co.	116	10,703
Canadian Pacific Railway Ltd.	25	6,031
Canadian Tire Corp. Ltd., Class A	98	9,918
Canadian Utilities Ltd., Class A	90	2,604
CCL Industries, Inc., Class B	85	3,859
Cenovus Energy, Inc.	1,963	17,166
CGI, Inc., Class A(a)	103	8,094
CI Financial Corp.	109	1,565
Cronos Group, Inc.(a)	2	22
Emera, Inc.	115	4,992
Empire Co. Ltd., Class A	444	12,273
Enbridge, Inc.	1,065	35,690
Encana Corp.	1,710	7,593
First Capital Realty, Inc.	31	517
Fortis, Inc.	160	6,619
Franco-Nevada Corp.	9	881
George Weston Ltd.	465	37,853
Gildan Activewear, Inc.	76	2,792
Great-West Lifeco, Inc.	1,263	26,975
Husky Energy, Inc.	2,520	16,859
Hydro One Ltd., REGS(c)	288	5,349
iA Financial Corp., Inc.	146	6,084
IGM Financial, Inc.	87	2,354
Intact Financial Corp.	80	7,834
Kinross Gold Corp.(a)	629	3,134
Loblaw Cos., Ltd.	666	36,523
Magna International, Inc.	878	44,045
Manulife Financial Corp.	1,099	18,270
Metro, Inc.	300	12,754
National Bank of Canada	178	8,375
Nutrien Ltd.	387	19,528
Onex Corp.	310	18,248
Open Text Corp.	71	2,783
Pembina Pipeline Corp.	156	5,722
Power Financial Corp.	1,263	26,984
PrairieSky Royalty Ltd.(b)	15	190
Quebecor, Inc., Class B	97	2,189
Rogers Communications, Inc., Class B	178	8,829
Royal Bank of Canada	648	48,561
Shopify, Inc., Class A(a)	3	1,158
SNC-Lavalin Group, Inc.	599	7,397
Sun Life Financial, Inc.	360	14,784
Suncor Energy, Inc.	1,060	31,063
TC Energy Corp.	222	11,397
Teck Resources Ltd., Class B	564	9,622
TELUS Corp.	297	10,780
Thomson Reuters Corp.	85	5,852
Toronto-Dominion Bank (The)	797	43,305
Vermilion Energy, Inc.(b)	55	784
West Fraser Timber Co. Ltd.	122	4,306
	Shares	Value
Canada-(continued)
Wheaton Precious Metals Corp.	42	$ 1,238
WSP Global, Inc.	112	6,075
		797,517
Chile-0.34%
Aguas Andinas S.A., Class A	1,353	747
Antofagasta PLC	451	4,757
Banco de Credito e Inversiones S.A.	60	3,794
Banco Santander Chile	60,254	4,317
Cia Cervecerias Unidas S.A.	205	2,333
Colbun S.A.	8,306	1,483
Embotelladora Andina S.A., Class B, Preference Shares	370	1,147
Empresas CMPC S.A.	2,481	5,741
Empresas COPEC S.A.	2,516	22,732
Enel Americas S.A.	102,885	16,901
Latam Airlines Group S.A.	1,098	9,248
Lundin Mining Corp.	357	1,706
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	30	742
		75,648
China-1.45%
360 Security Technology, Inc., Class A	100	310
AAC Technologies Holdings, Inc.	492	2,129
Aisino Corp., Class A	100	299
Bank of Shanghai Co., Ltd., Class A	1,540	1,944
Baozun, Inc., ADR(a)(b)	15	686
BOC Hong Kong Holdings Ltd.	3,977	13,425
BYD Co. Ltd.	200	1,384
BYD Co. Ltd., H Shares	1,026	5,316
BYD Electronic International Co. Ltd.	3,851	4,635
China CITIC Bank Corp. Ltd., H Shares	26,816	14,032
China Everbright Bank Co. Ltd., Class A	7,000	3,684
China Everbright Bank Co. Ltd., H Shares	18,092	7,550
China Everbright International Ltd.	3,976	3,121
China International Capital Corp. Ltd., REGS, H Shares(c)	587	1,016
China International Marine Containers Group Co., Ltd., Class A	360	500
China Longyuan Power Group Corp. Ltd., H Shares	2,670	1,469
China Merchants Bank Co. Ltd., Class A	1,300	6,237
China Merchants Bank Co. Ltd., H Shares	2,155	9,819
China Minsheng Banking Corp. Ltd., Class A	6,700	5,448
China Minsheng Banking Corp. Ltd., H Shares	12,895	8,492
China Molybdenum Co., Ltd., Class A	600	301
China Molybdenum Co., Ltd., H Shares	2,179	592
China Tower Corp. Ltd., REGS, H Shares(c)	11,458	2,618
Country Garden Services Holdings Co. Ltd.	409	1,185
Fosun International Ltd.	13,207	16,991
Geely Automobile Holdings Ltd.	11,612	17,962
Genscript Biotech Corp.(a)	100	224
Greentown Service Group Co. Ltd., REGS(c)	1,331	1,218
HengTen Networks Group Ltd.(a)	3,058	49
Huadong Medicine Co., Ltd., Class A	120	480
Huaneng Renewables Corp. Ltd., H Shares	3,346	927
Huaxia Bank Co., Ltd., Class A	3,000	3,040
Industrial Bank Co., Ltd., Class A	2,900	6,969
Kingdee International Software Group Co. Ltd.	397	360
Legend Holdings Corp., REGS, H Shares(c)	13,420	28,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
China-(continued)
Legend Holdings Corp., Rts.(a)(d)	838	$ 0
Lenovo Group Ltd.	68,357	45,017
Meituan Dianping, REGS, Class B(a)(c)	1,141	10,827
MMG Ltd.(a)	14,730	3,046
NIO, Inc., ADR(a)(b)	246	704
Offshore Oil Engineering Co., Ltd., Class A	200	149
Pinduoduo, Inc., ADR(a)	54	1,770
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	900	2,373
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	4,377	8,268
Shanghai Pudong Development Bank Co., Ltd., Class A	4,500	7,104
Shenzhou International Group Holdings Ltd.	252	3,425
Shui On Land Ltd.	16,918	3,519
Sinotrans Ltd., H Shares	12,968	4,187
SOHO China Ltd.	794	233
Suning.com Co. Ltd.	3,800	5,712
TCL Corp., Class A	5,300	2,388
Tencent Holdings Ltd.	1,137	47,132
Tong Ren Tang Technologies Co. Ltd., H Shares	297	323
Towngas China Co. Ltd.(a)	2,135	1,477
Unisplendour Corp. Ltd., Class A	200	927
Wuxi Biologics Cayman, Inc., REGS(a)(c)	40	422
Xinjiang Goldwind Science & Technology Co., Ltd.	200	362
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	787	927
Xinyi Solar Holdings Ltd.	1,892	1,195
Zhejiang China Commodities City Group Co., Ltd., Class A	100	53
Zhengzhou Yutong Bus Co., Ltd.	200	407
		325,236
Colombia-0.09%
Bancolombia S.A.	325	3,756
Bancolombia S.A., Preference Shares	271	3,382
Cementos Argos S.A.	1,210	2,713
Grupo Argos S.A.	682	3,584
Interconexion Electrica S.A. ESP	483	2,564
Millicom International Cellular S.A., SDR	82	4,181
		20,180
Czech Republic-0.04%
CEZ AS	361	7,963
Komercni banka as	55	1,955
		9,918
Denmark-0.54%
AP Moller - Maersk A/S, Class A	17	16,961
AP Moller - Maersk A/S, Class B	16	17,057
Carlsberg A/S, Class B	49	7,248
Chr Hansen Holding A/S	12	1,010
Coloplast A/S, Class B	23	2,745
DSV A/S	137	13,606
Genmab A/S(a)	3	614
H Lundbeck A/S	71	2,590
ISS A/S	446	11,340
Novo Nordisk A/S, Class B	270	14,049
Novozymes A/S, Class B	39	1,666
Orsted A/S, REGS(c)	112	10,716
Pandora A/S(b)	118	5,037
	Shares	Value
Denmark-(continued)
Tryg A/S	92	$ 2,756
Vestas Wind Systems A/S	155	11,412
William Demant Holding A/S(a)	66	2,003
		120,810
Egypt-0.01%
Commercial International Bank Egypt S.A.E.	619	2,999
Finland-0.47%
Elisa Oyj	51	2,570
Fortum Oyj	284	6,258
Kone Oyj, Class B	162	9,384
Metso Oyj	105	3,941
Neste Oyj	494	15,581
Nokia Oyj	4,953	24,542
Nokian Renkaat Oyj	65	1,782
Nordea Bank Abp	2,160	13,502
Orion Oyj, Class B(b)	26	967
Stora Enso Oyj, Class R	817	9,150
UPM-Kymmene Oyj	468	12,637
Wartsila Oyj Abp	492	6,044
		106,358
France-8.40%
Accor S.A.	96	4,151
Aeroports de Paris	30	5,190
Air Liquide S.A.	173	24,129
Airbus S.E.	539	74,398
Alstom S.A.	218	9,332
Amundi S.A., REGS(c)	81	5,187
Arkema S.A.	114	10,013
Atos SE	141	10,695
AXA S.A.	4,550	104,573
BNP Paribas S.A.	1,536	69,411
Bouygues S.A.	1,124	42,766
Bureau Veritas S.A.	231	5,535
Capgemini SE	125	15,025
Carrefour S.A.	5,173	88,300
Casino Guichard Perrachon S.A.(b)	1,076	45,383
Cie de Saint-Gobain	1,326	47,926
Cie Generale des Etablissements Michelin SCA	237	24,951
CNP Assurances	1,960	35,658
Covivio	12	1,279
Credit Agricole S.A.	8,125	92,966
Danone S.A.	329	29,514
Dassault Systemes SE	26	3,669
Edenred	34	1,659
Eiffage S.A.	193	20,030
Electricite de France S.A.	6,655	81,093
Engie S.A.	4,589	69,866
EssilorLuxottica S.A.	129	19,072
Eurazeo SE	74	4,902
Eutelsat Communications S.A.(b)	89	1,550
Gecina S.A.	5	794
Getlink SE	81	1,142
ICADE	25	2,215
Imerys S.A.	131	5,352
Ingenico Group S.A.	31	3,079
Ipsen S.A.	23	2,421
JCDecaux S.A.	120	3,214
Kering S.A.	32	15,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
France-(continued)
Klepierre S.A.	43	$ 1,314
Legrand S.A.	102	7,214
L’Oreal S.A.	115	31,484
LVMH Moet Hennessy Louis Vuitton SE	135	53,878
Natixis S.A.	4,429	17,178
Orange S.A.	3,111	47,279
Pernod Ricard S.A.	60	11,477
Peugeot S.A.	3,942	88,255
Publicis Groupe S.A.	242	11,625
Remy Cointreau S.A.(b)	10	1,513
Renault S.A.	1,214	69,734
Safran S.A.	157	22,848
Sanofi	474	40,778
Sartorius Stedim Biotech	10	1,551
Schneider Electric SE	376	31,536
SEB S.A.	52	8,103
Societe BIC S.A.	28	1,791
Societe Generale S.A.	2,352	59,716
Sodexo S.A.	215	24,411
Suez	1,309	20,362
Teleperformance	24	5,249
Thales S.A.	162	18,759
TOTAL S.A.	3,747	187,297
Ubisoft Entertainment S.A.(a)	29	2,343
Unibail-Rodamco-Westfield	23	3,017
Valeo S.A.	793	21,693
Veolia Environnement S.A.	1,212	29,030
Vinci S.A.	506	55,445
Vivendi S.A.	569	15,935
Wendel S.A.	72	10,109
Worldline S.A., REGS(a)(c)	25	1,729
		1,884,613
Germany-6.19%
adidas AG	86	25,543
Allianz SE	369	81,475
Axel Springer SE(a)	50	3,441
BASF SE	1,099	72,834
Bayerische Motoren Werke AG	1,502	100,584
Bayerische Motoren Werke AG, Preference Shares	170	9,155
Beiersdorf AG	73	9,205
Brenntag AG	318	15,349
Commerzbank AG	2,658	15,101
Continental AG	424	51,250
Covestro AG, REGS(c)	376	17,056
Daimler AG	4,102	192,912
Deutsche Bank AG	6,582	47,637
Deutsche Boerse AG	28	4,124
Deutsche Post AG	2,193	72,210
Deutsche Telekom AG	5,256	87,841
Deutsche Wohnen SE	35	1,243
E.ON SE	3,595	33,473
Evonik Industries AG	684	17,460
Fraport AG Frankfurt Airport Services Worldwide	50	4,184
Fresenius Medical Care	284	19,141
GEA Group AG	199	5,376
HeidelbergCement AG	303	21,035
Henkel AG & Co. KGaA	152	14,069
Henkel AG & Co. KGaA, Preference Shares	99	9,932
	Shares	Value
Germany-(continued)
HOCHTIEF AG	256	$ 27,896
HUGO BOSS AG	52	2,902
Infineon Technologies AG	586	10,163
Innogy SE, REGS(c)	789	39,352
KION Group AG	201	9,737
Knorr-Bremse AG	79	7,394
LANXESS AG	129	7,771
Merck KGaA	50	5,355
METRO AG(b)	2,304	35,725
MTU Aero Engines AG	20	5,469
Muenchener Rueckversicherungs-Gesellschaft AG	226	54,231
Puma SE	75	5,703
RWE AG	490	13,981
SAP SE	253	30,258
Sartorius AG, Preference Shares	5	1,002
Siemens AG	1,038	103,965
Symrise AG	38	3,554
Telefonica Deutschland Holding AG	3,428	8,743
thyssenkrupp AG(b)	4,092	50,088
TUI AG	2,396	23,840
Vonovia SE	68	3,392
Zalando SE, REGS(a)(c)	143	7,087
		1,389,238
Greece-0.03%
Hellenic Telecommunications Organization S.A.	316	4,225
OPAP S.A.	193	2,038
		6,263
Hong Kong-0.54%
AIA Group Ltd.	3,000	29,195
Alibaba Pictures Group Ltd.(a)	2,045	337
ASM Pacific Technology Ltd.	246	2,821
China First Capital Group Ltd.(a)	841	322
CLP Holdings Ltd.	1,086	11,192
Hang Lung Properties Ltd.	553	1,251
Hang Seng Bank Ltd.	261	5,450
HKT Trust & HKT Ltd.	3,054	4,778
Hong Kong & China Gas Co., Ltd. (The)	2,344	4,529
Hong Kong Exchanges & Clearing Ltd.	60	1,838
Hutchison China MediTech Ltd., ADR(a)	102	2,222
Hysan Development Co. Ltd.	92	373
Kerry Properties Ltd.	690	2,329
Kingboard Laminates Holdings Ltd.	2,829	2,235
Link REIT	187	2,100
Melco Resorts & Entertainment Ltd., ADR	253	5,262
MTR Corp. Ltd.	1,181	6,843
PCCW Ltd.	8,797	4,772
Power Assets Holdings Ltd.	29	193
Shangri-La Asia Ltd.	1,936	2,024
Sino Land Co. Ltd.	877	1,254
Sun Hung Kai Properties Ltd.	522	7,402
Swire Pacific Ltd., Class A	553	5,417
Swire Properties Ltd.	482	1,584
Techtronic Industries Co. Ltd.	1,119	7,740
Wharf Real Estate Investment Co. Ltd.	297	1,609
Wheelock & Co. Ltd.	925	5,377
		120,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
Hungary-0.10%
MOL Hungarian Oil & Gas PLC	1,780	$ 17,456
OTP Bank Nyrt	101	4,035
		21,491
India-1.06%
Asian Paints Ltd.	143	3,237
Axis Bank Ltd.	1,087	10,106
Bajaj Finance Ltd.	53	2,473
Bharti Airtel Ltd.	2,490	12,093
Bharti Infratel Ltd.	267	937
Dabur India Ltd.	244	1,534
Eicher Motors Ltd.	5	1,138
Glenmark Pharmaceuticals Ltd.	168	904
HCL Technologies Ltd.	563	8,676
Hero MotoCorp Ltd.	144	5,187
Hindustan Unilever Ltd.	238	6,272
Housing Development Finance Corp. Ltd.	464	14,077
Indiabulls Housing Finance Ltd.	237	1,511
Indian Oil Corp. Ltd.	42,592	73,037
Infosys Ltd.	1,191	13,592
ITC Ltd.	1,995	6,863
Mahindra & Mahindra Ltd.	2,350	17,403
Marico Ltd.	207	1,134
Nestle India Ltd.	12	2,164
Piramal Enterprises Ltd.	63	1,791
Power Grid Corp. of India Ltd.	1,895	5,321
REC Ltd.	1,944	3,927
Tata Consultancy Services Ltd.	699	22,119
Tech Mahindra Ltd.	530	5,148
Titan Co. Ltd.	170	2,631
UPL Ltd.	425	3,352
Wipro Ltd.	2,407	8,575
Yes Bank Ltd.	4,598	3,860
		239,062
Indonesia-0.27%
PT Astra International Tbk	37,273	17,539
PT Bank Central Asia Tbk	2,580	5,547
PT Bank Mandiri Persero Tbk	17,190	8,786
PT Bank Negara Indonesia (Persero) Tbk	9,007	4,889
PT Kalbe Farma Tbk	17,180	2,047
PT Pabrik Kertas Tjiwi Kimia Tbk	1,482	1,039
PT Telekomunikasi Indonesia Persero Tbk	31,356	9,837
PT Unilever Indonesia Tbk	1,056	3,637
PT United Tractors Tbk	4,295	6,336
		59,657
Ireland-0.27%
AIB Group PLC	1,327	3,364
CRH PLC	913	30,445
Flutter Entertainment PLC	30	2,472
James Hardie Industries PLC, CDI	154	2,340
Kerry Group PLC, Class A	65	7,752
Kingspan Group PLC	101	4,620
Smurfit Kappa Group PLC	347	10,723
		61,716
Israel-0.08%
Azrieli Group Ltd.	14	1,044
Bank Hapoalim BM(a)	646	4,739
Bank Leumi Le-Israel BM	681	4,645
	Shares	Value
Israel-(continued)
Elbit Systems Ltd.	28	$ 4,324
Mizrahi Tefahot Bank Ltd.	120	2,763
Wix.com Ltd.(a)	5	701
		18,216
Italy-1.30%
Assicurazioni Generali S.p.A.	3,956	71,752
Davide Campari-Milano S.p.A.	198	1,859
Enel S.p.A.	12,408	90,103
Intesa Sanpaolo S.p.A.	12,691	27,857
Leonardo S.p.A.	1,281	15,701
Moncler S.p.A.	43	1,614
Pirelli & C S.p.A., REGS(c)	1,131	5,885
Prysmian S.p.A.	625	13,700
Recordati S.p.A.	40	1,756
Snam S.p.A.	615	3,115
Telecom Italia S.p.A.(a)	30,680	16,366
Telecom Italia S.p.A., RSP Shares	12,886	6,575
Terna - Rete Elettrica Nazionale S.p.A.	424	2,666
UniCredit S.p.A.	2,892	32,039
		290,988
Japan-17.85%
Advantest Corp.	105	4,318
Aeon Co. Ltd.(b)	4,503	79,925
AEON Financial Service Co. Ltd.(b)	251	3,679
Aeon Mall Co. Ltd.	195	3,070
Ajinomoto Co., Inc.	602	10,986
Alfresa Holdings Corp.	1,145	25,943
Amada Holdings Co. Ltd.	317	3,306
ANA Holdings, Inc.(b)	585	20,017
Asahi Kasei Corp.	2,217	20,076
Astellas Pharma, Inc.	937	12,994
Benesse Holdings, Inc.	188	4,814
Bridgestone Corp.	940	35,893
Canon, Inc.	1,700	44,220
Casio Computer Co. Ltd.	257	3,591
Central Japan Railway Co.	90	17,819
Chugai Pharmaceutical Co. Ltd.	86	6,158
CyberAgent, Inc.	97	4,377
Dai Nippon Printing Co., Ltd.	625	13,537
Daicel Corp.	635	4,912
Daifuku Co. Ltd.	80	3,783
Dai-ichi Life Holdings, Inc.	4,000	54,567
Daiichi Sankyo Co. Ltd.	90	5,951
Daikin Industries, Ltd.	185	22,928
Daiwa House Industry Co., Ltd.	1,307	41,028
Daiwa Securities Group, Inc.	1,713	7,388
Denso Corp.	1,184	49,727
Disco Corp.	9	1,636
East Japan Railway Co.	303	28,874
Eisai Co. Ltd.	106	5,423
Electric Power Development Co. Ltd.	390	9,046
Fast Retailing Co. Ltd.(b)	37	21,696
Fuji Electric Co. Ltd.	268	7,650
FUJIFILM Holdings Corp.	604	25,885
Fujitsu Ltd.	457	35,317
Hankyu Hanshin Holdings, Inc.	215	8,153
Hino Motors Ltd.	2,319	18,264
Hirose Electric Co. Ltd.	11	1,251
Hisamitsu Pharmaceutical Co., Inc.	38	1,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
Japan-(continued)
Hitachi Chemical Co. Ltd.	238	$ 7,444
Hitachi Construction Machinery Co. Ltd.	422	9,025
Hitachi High-Technologies Corp.	150	8,112
Hitachi Metals Ltd.	866	9,333
Hitachi, Ltd.	2,558	87,456
Honda Motor Co., Ltd.	6,439	153,081
Hoshizaki Corp.	39	2,807
Hulic Co., Ltd.	326	3,114
Idemitsu Kosan Co. Ltd.	2,454	66,006
IHI Corp.	758	14,775
INPEX Corp.	1,062	9,195
ITOCHU Corp.	5,687	113,504
J Front Retailing Co. Ltd.(b)	410	4,643
JFE Holdings, Inc.	3,285	38,484
JSR Corp.	334	5,469
JXTG Holdings, Inc.	25,912	107,193
Kajima Corp.	1,644	20,026
Kamigumi Co. Ltd.	123	2,884
Kaneka Corp.	176	5,281
Kansai Paint Co. Ltd.	251	5,228
Kao Corp.	179	12,941
Kawasaki Heavy Industries Ltd.	767	15,052
KDDI Corp.	2,006	53,578
Keihan Holdings Co. Ltd.	72	3,019
Keio Corp.	64	4,004
Keisei Electric Railway Co., Ltd.	69	2,717
Keyence Corp.	9	5,333
Kikkoman Corp.	91	4,098
Kintetsu Group Holdings Co. Ltd.	239	11,911
Kirin Holdings Co. Ltd.	925	18,287
Komatsu Ltd.	1,217	25,878
Konami Holdings Corp.	58	2,631
Konica Minolta, Inc.	1,434	10,213
Kubota Corp.	1,180	16,953
Kuraray Co. Ltd.	504	5,755
Kurita Water Industries Ltd.	110	2,863
Kyocera Corp.	261	15,528
Kyowa Hakko Kirin Co. Ltd.	188	3,445
Kyushu Electric Power Co., Inc.	1,920	18,975
Kyushu Railway Co.	132	3,961
Lawson, Inc.	143	7,100
LIXIL Group Corp.	1,118	18,338
Marui Group Co. Ltd.	116	2,311
Mitsubishi Chemical Holdings Corp.	5,643	38,767
Mitsubishi Corp.	6,071	147,850
Mitsubishi Electric Corp.	3,449	41,705
Mitsubishi Estate Co., Ltd.	643	12,321
Mitsubishi Heavy Industries Ltd.	994	37,383
Mitsubishi Materials Corp.	652	15,817
Mitsubishi Tanabe Pharma Corp.	352	3,893
Mitsubishi UFJ Financial Group, Inc.	12,853	61,804
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,515	8,193
Mitsui Chemicals, Inc.	654	13,992
Mitsui Fudosan Co., Ltd.	770	18,469
Mizuho Financial Group, Inc.	24,460	35,649
MS&AD Insurance Group Holdings, Inc.	1,409	44,827
Murata Manufacturing Co., Ltd.	348	14,619
Nabtesco Corp.	110	3,166
Nagoya Railroad Co. Ltd.	209	6,232
NEC Corp.	583	24,991
	Shares	Value
Japan-(continued)
NGK Insulators Ltd.	313	$ 4,205
NGK Spark Plug Co., Ltd.	226	3,905
Nikon Corp.	529	6,554
Nintendo Co., Ltd.	39	14,803
Nippon Express Co. Ltd.	394	20,378
Nippon Paint Holdings Co. Ltd.	157	7,440
Nippon Steel Corp.	4,243	59,401
Nippon Telegraph & Telephone Corp.	2,360	113,303
Nippon Yusen KK	1,090	16,287
Nissin Foods Holdings Co. Ltd.	72	4,999
Nitori Holdings Co. Ltd.	50	7,219
Nitto Denko Corp.	187	8,714
Nomura Holdings, Inc.	5,147	20,759
Nomura Real Estate Holdings, Inc.	370	7,850
Nomura Research Institute Ltd.	306	6,091
NSK Ltd.	1,327	10,651
NTT Data Corp.	1,584	20,459
NTT DOCOMO, Inc.	1,858	46,947
Obayashi Corp.	2,176	20,070
Odakyu Electric Railway Co. Ltd.	204	4,632
Omron Corp.	172	8,523
Ono Pharmaceutical Co. Ltd.	165	3,051
Oracle Corp. Japan	26	2,241
Oriental Land Co. Ltd.	45	6,558
ORIX Corp.	1,596	23,592
Osaka Gas Co. Ltd.	699	12,525
Otsuka Corp.	184	6,839
Otsuka Holdings Co. Ltd.	351	14,447
Panasonic Corp.	10,183	78,676
Park24 Co. Ltd.	144	2,956
Rakuten, Inc.	1,185	11,175
Recruit Holdings Co., Ltd.	599	18,166
Resona Holdings, Inc.	1,936	7,606
Rohm Co. Ltd.	62	4,428
Santen Pharmaceutical Co. Ltd.	146	2,560
Secom Co. Ltd.	123	10,503
Sega Sammy Holdings, Inc.	265	3,635
Seibu Holdings, Inc.	342	5,809
Seiko Epson Corp.	887	11,808
Sekisui Chemical Co., Ltd.	751	10,832
Sekisui House Ltd.	1,169	20,765
Seven & i Holdings Co., Ltd.	1,767	62,543
SG Holdings Co. Ltd.	397	10,633
Sharp Corp.	2,041	21,074
Shimadzu Corp.	145	3,609
Shimizu Corp.	1,913	15,968
Shin-Etsu Chemical Co. Ltd.	171	17,262
Shionogi & Co. Ltd.	59	3,166
Showa Denko KK	338	8,731
Softbank Corp.	2,432	34,150
SoftBank Group Corp.	1,940	88,168
Sohgo Security Services Co. Ltd.	88	4,444
Sompo Holdings, Inc.	695	27,788
Sony Corp.	1,508	85,839
Stanley Electric Co. Ltd.	182	4,528
Sumitomo Chemical Co., Ltd.	4,914	21,527
Sumitomo Dainippon Pharma Co. Ltd.	193	3,375
Sumitomo Metal Mining Co., Ltd.	266	7,497
Sumitomo Mitsui Financial Group, Inc.	1,573	51,631
Sumitomo Mitsui Trust Holdings, Inc.	380	12,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
Japan-(continued)
Sumitomo Rubber Industries Ltd.	743	$ 8,393
Suntory Beverage & Food Ltd.	281	12,125
Suzuken Co. Ltd.	379	20,388
Sysmex Corp.	40	2,556
T&D Holdings, Inc.	1,767	17,221
Taiheiyo Cement Corp.	395	9,981
Taisei Corp.	474	16,791
Takeda Pharmaceutical Co. Ltd.	525	17,756
TDK Corp.	171	13,629
Teijin Ltd.	521	9,375
Terumo Corp.	205	5,962
THK Co. Ltd.	156	3,627
Tobu Railway Co. Ltd.	194	5,958
Toho Gas Co. Ltd.	106	4,119
Tokio Marine Holdings, Inc.	867	44,696
Tokyo Electron Ltd.	84	15,040
Tokyo Gas Co., Ltd.	709	17,938
Tokyu Corp.	625	11,182
Tokyu Fudosan Holdings Corp.	1,449	8,996
Toppan Printing Co. Ltd.	1,021	16,285
Toray Industries, Inc.	2,996	21,384
TOTO Ltd.	165	5,977
Toyo Suisan Kaisha Ltd.	102	4,156
Toyoda Gosei Co. Ltd.	418	7,785
Toyota Motor Corp.	5,013	328,706
Unicharm Corp.	221	6,798
USS Co. Ltd.	50	946
West Japan Railway Co.	183	15,430
Yahoo Japan Corp.	4,417	11,069
Yakult Honsha Co. Ltd.	66	3,805
Yamada Denki Co. Ltd.	3,873	18,244
Yamaha Corp.	88	3,801
Yamaha Motor Co., Ltd.	1,002	16,407
Yaskawa Electric Corp.	133	4,473
Yokogawa Electric Corp.	203	3,691
		4,007,785
Luxembourg-0.04%
RTL Group S.A.(b)	159	7,421
SES S.A.	94	1,517
		8,938
Macau-0.05%
MGM China Holdings Ltd.	1,477	2,213
Sands China Ltd.	1,767	8,028
		10,241
Malaysia-0.32%
AirAsia Group Bhd.	5,912	2,516
AMMB Holdings Bhd	1,934	1,931
Axiata Group Bhd	4,893	5,876
British American Tobacco Malaysia Bhd.	89	417
CIMB Group Holdings Bhd	5,427	6,530
DiGi.Com Bhd	1,472	1,757
Fraser & Neave Holdings Bhd	128	1,074
HAP Seng Consolidated Bhd	673	1,588
Hartalega Holdings Bhd	556	678
Hong Leong Bank Bhd	479	1,891
IHH Healthcare Bhd	2,201	3,030
Malayan Banking Bhd	4,079	8,429
Maxis Bhd	1,840	2,437
	Shares	Value
Malaysia-(continued)
MISC Bhd	1,410	$ 2,434
Nestle Malaysia Bhd	39	1,368
Petronas Dagangan Bhd.	1,286	6,997
Public Bank Bhd.	958	4,629
RHB Bank Bhd	2,043	2,769
Sime Darby Bhd	16,748	9,120
Sime Darby Plantation Bhd	2,747	3,253
Sime Darby Property Bhd	2,602	544
Telekom Malaysia Bhd	2,907	2,592
		71,860
Mexico-0.34%
Alsea S.A.B. de C.V.	997	2,123
Arca Continental S.A.B. de C.V.	1,535	8,033
Cemex S.A.B. de C.V.	50,309	18,728
Coca-Cola FEMSA, S.A.B. de C.V.	394	2,328
Fomento Economico Mexicano, S.A.B. de C.V.	1,670	15,232
Grupo Bimbo, S.A.B. de C.V., Series A	8,768	15,323
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,232	11,992
Infraestructura Energetica Nova S.A.B. de C.V.	333	1,399
Kimberly-Clark de Mexico, S.A.B. de C.V., Class A	634	1,295
		76,453
Netherlands-2.19%
ABN AMRO Group N.V., REGS, CVA(c)	977	17,414
Aegon N.V.	6,784	25,872
Akzo Nobel N.V.	111	9,959
ASML Holding N.V.	59	13,141
EXOR N.V.	2,522	170,807
Heineken Holding N.V.	256	25,359
Heineken N.V.	241	25,680
ING Groep N.V.	3,839	36,768
Koninklijke Ahold Delhaize N.V.	3,322	77,868
Koninklijke DSM N.V.	87	10,836
Koninklijke KPN N.V.	2,203	6,987
Koninklijke Philips N.V.	452	21,347
Koninklijke Vopak N.V.	35	1,671
NN Group N.V.	454	15,229
Randstad N.V.	571	26,693
Wolters Kluwer N.V.	74	5,339
		490,970
New Zealand-0.05%
Auckland International Airport Ltd.	90	546
Fisher & Paykel Healthcare Corp. Ltd.	68	714
Fletcher Building Ltd.	1,943	5,441
Meridian Energy Ltd.	746	2,343
Ryman Healthcare Ltd.	33	271
Spark New Zealand Ltd.	1,024	2,855
		12,170
Norway-0.59%
Aker BP ASA	119	3,160
DNB ASA	559	9,018
Equinor ASA(b)	4,344	74,322
Gjensidige Forsikring ASA	157	3,034
Mowi ASA	170	4,070
Norsk Hydro ASA	6,025	19,081
Orkla ASA	584	5,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
Norway-(continued)
Schibsted ASA, Class B	38	$ 1,102
Telenor ASA	632	12,985
		132,128
Pakistan-0.00%
MCB Bank Ltd.	643	695
Philippines-0.05%
Bank of the Philippine Islands	1,316	2,223
BDO Unibank, Inc.	1,449	4,148
Globe Telecom, Inc.	81	3,159
SM Prime Holdings, Inc.	2,876	1,950
		11,480
Poland-0.21%
Bank Millennium S.A.(a)	450	755
Bank Polska Kasa Opieki S.A.	91	2,230
CCC S.A.	30	931
KGHM Polska Miedz S.A.(a)	278	5,482
LPP S.A.	1	1,871
mBank S.A.(a)	16	1,299
Orange Polska S.A.(a)	1,803	2,894
Polski Koncern Naftowy ORLEN S.A.	1,268	28,936
Santander Bank Polska S.A.	29	2,227
		46,625
Portugal-0.25%
EDP - Energias de Portugal S.A.	4,543	17,200
Galp Energia SGPS S.A.	1,260	18,122
Jeronimo Martins SGPS S.A.	1,222	20,199
		55,521
Qatar-0.08%
Commercial Bank PQSC (The)	1,740	2,275
Ooredoo QPSC	4,647	8,932
Qatar Fuel Co. Q.P.S.C	1,072	6,358
		17,565
Romania-0.00%
NEPI Rockcastle PLC	68	602
Russia-0.19%
Inter RAO UES PJSC	352,727	22,717
Novatek PJSC, REGS, GDR(c)	73	14,155
Polymetal International PLC	161	2,331
Polyus PJSC	29	3,337
		42,540
Saudi Arabia-0.20%
Banque Saudi Fransi	248	2,314
Saudi Basic Industries Corp.	1,569	41,791
		44,105
Singapore-0.74%
Ascendas REIT	319	708
BOC Aviation Ltd., REGS(c)	200	1,738
CapitaLand Commercial Trust	207	318
CapitaLand Ltd.	1,850	4,628
CapitaLand Mall Trust	353	674
City Developments Ltd.	414	2,859
ComfortDelGro Corp. Ltd.	1,570	2,773
DBS Group Holdings Ltd.	827	14,624
Jardine Cycle & Carriage Ltd.	809	17,962
Keppel Corp. Ltd.	975	4,105
	Shares	Value
Singapore-(continued)
Oversea-Chinese Banking Corp. Ltd.	2,743	$ 21,059
SATS Ltd.	362	1,253
Sembcorp Industries Ltd.	4,813	7,182
Singapore Airlines Ltd.	1,838	11,699
Singapore Exchange Ltd.	123	727
Singapore Press Holdings Ltd.	412	591
Singapore Technologies Engineering Ltd.	1,757	4,990
Singapore Telecommunications Ltd.	5,396	12,331
United Overseas Bank Ltd.	603	10,850
UOL Group Ltd.	354	1,876
Wilmar International Ltd.	16,041	44,057
		167,004
South Africa-0.75%
Absa Group Ltd.	933	9,444
Anglo American PLC	1,357	29,321
Aspen Pharmacare Holdings Ltd.	632	3,276
Bid Corp. Ltd.	448	9,589
Bidvest Group Ltd. (The)	475	5,590
Clicks Group Ltd.	156	2,045
Exxaro Resources Ltd.	167	1,498
FirstRand Ltd.	2,603	10,284
Foschini Group Ltd. (The)	249	2,468
Growthpoint Properties Ltd.	474	718
Investec Ltd.	294	1,551
Investec PLC	806	4,146
Kumba Iron Ore Ltd.	113	2,925
Liberty Holdings Ltd.	430	3,105
Life Healthcare Group Holdings Ltd.	984	1,478
Mr Price Group Ltd.	107	1,210
MTN Group Ltd.	1,448	9,783
MultiChoice Group Ltd.(a)	393	3,445
Naspers Ltd., Class N	15	3,412
Nedbank Group Ltd.	503	7,487
Netcare Ltd.	1,108	1,189
Old Mutual Ltd.	4,248	5,089
Pick n Pay Stores Ltd.	1,615	6,148
PSG Group Ltd.	101	1,334
Redefine Properties Ltd.	950	491
Remgro Ltd.	240	2,714
Sanlam Ltd.	365	1,749
SPAR Group Ltd. (The)	586	6,709
Standard Bank Group Ltd.	1,427	16,659
Telkom S.A.SOC Ltd.	507	2,658
Vodacom Group Ltd.	779	5,915
Woolworths Holdings Ltd.	1,668	6,062
		169,492
South Korea-3.17%
Amorepacific Corp.	36	3,864
Amorepacific Corp., Preference Shares	8	477
AMOREPACIFIC Group	121	5,894
BNK Financial Group, Inc.	629	3,479
CJ CheilJedang Corp.	79	14,903
GS Engineering & Construction Corp.	414	11,074
GS Holdings Corp.	368	14,583
Hana Financial Group, Inc.	471	12,638
Hankook Tire & Technology Company Ltd. (The)	244	5,872
Hyundai Marine & Fire Insurance Co. Ltd.	651	12,845
Kangwon Land, Inc.	52	1,213
KB Financial Group, Inc.	854	27,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
South Korea-(continued)
KT&G Corp.	52	$ 4,379
LG Chem Ltd.	82	22,374
LG Chem Ltd., Preference Shares	16	2,378
LG Corp.	139	8,171
LG Display Co. Ltd.(a)	1,939	22,332
LG Electronics, Inc.	939	47,522
LG Household & Health Care Ltd.	6	5,840
LG Household & Health Care Ltd., Preference Shares	1	599
LG Innotek Co. Ltd.	78	6,343
Lotte Chemical Corp.	72	13,375
NAVER Corp.	48	5,806
NCSoft Corp.	4	1,773
Samsung Card Co. Ltd.	107	2,928
Samsung Electro-Mechanics Co. Ltd.	91	6,694
Samsung Electronics Co., Ltd.	4,812	174,801
Samsung Electronics Co., Ltd., Preference Shares	808	24,582
Samsung Fire & Marine Insurance Co., Ltd.	96	18,150
Samsung SDI Co. Ltd.	40	8,239
Shinhan Financial Group Co., Ltd.	597	20,085
SK Holdings Co. Ltd.	664	109,639
SK Innovation Co. Ltd.	377	51,356
SK Telecom Co., Ltd.	78	15,423
S-Oil Corp.	292	23,312
		710,934
Spain-2.09%
ACS Actividades de Construccion y Servicios S.A.	1,141	43,187
Aena SME, S.A., REGS(c)	26	4,696
Amadeus IT Group S.A.	75	5,597
Banco Bilbao Vizcaya Argentaria, S.A.	9,546	45,298
Banco de Sabadell S.A.	9,343	8,013
Banco Santander, S.A.	22,193	84,074
Bankia S.A.	2,559	4,653
Bankinter S.A.	431	2,515
CaixaBank, S.A.	5,989	13,593
Enagas S.A.	53	1,159
Endesa, S.A.	850	21,876
Ferrovial, S.A.	170	4,843
Grifols S.A.	101	3,203
Iberdrola S.A.	3,999	41,185
Industria de Diseno Textil, S.A.	1,026	31,772
Mapfre S.A.(b)	8,270	21,566
Naturgy Energy Group S.A.	1,036	27,153
Red Electrica Corp. S.A.	105	2,096
Repsol S.A.	3,142	45,743
Telefonica S.A.	8,202	56,913
		469,135
Sweden-1.05%
Alfa Laval AB	254	4,680
Assa Abloy AB, Class B	399	8,337
Atlas Copco AB, Class A	246	7,352
Atlas Copco AB, Class B	125	3,333
Boliden AB	233	5,156
Electrolux AB, Series B	614	13,743
Epiroc AB, Class A	289	2,997
Epiroc AB, Class B	142	1,408
Essity AB, Class B	395	12,329
	Shares	Value
Sweden-(continued)
Hennes & Mauritz AB, Class B	1,171	$ 22,446
Hexagon AB, Class B	81	3,601
Husqvarna AB, Class B	408	3,166
ICA Gruppen AB	239	11,730
Industrivarden AB, Class C	8	168
Investor AB, Class B	79	3,707
Kinnevik AB, Class B	8	218
L E Lundbergforetagen AB, Class B	41	1,537
Lundin Petroleum AB	80	2,433
Sandvik AB	770	11,051
Skandinaviska Enskilda Banken AB, Class A	817	7,028
Skanska AB, Class B	986	18,490
SKF AB, Class B	522	8,429
Svenska Handelsbanken AB, Class A	776	6,835
Swedbank AB, Class A	482	6,198
Swedish Match AB	31	1,217
Tele2 AB, Class B(b)	190	2,682
Telefonaktiebolaget LM Ericsson, Class B	2,581	20,123
Telia Co. AB	2,215	9,703
Volvo AB, Class B	2,594	35,841
		235,938
Switzerland-2.55%
ABB Ltd.	1,432	27,136
Adecco Group AG	537	28,254
Alcon, Inc.(a)	120	7,313
Barry Callebaut AG	4	8,182
Cie Financiere Richemont S.A.	216	16,766
Clariant AG(a)	357	6,574
Coca-Cola HBC AG(a)	222	7,381
Credit Suisse Group AG(a)	3,066	35,836
Dufry AG(a)	122	9,894
Geberit AG	7	3,184
Givaudan S.A.	2	5,409
Julius Baer Group Ltd.(a)	97	3,836
Kuehne + Nagel International AG	150	21,838
LafargeHolcim Ltd.(a)	599	28,314
Lonza Group AG(a)	16	5,656
Nestle S.A.	864	96,927
Novartis AG	626	56,314
Roche Holding AG	170	46,493
SGS S.A.	3	7,368
Sika AG	40	5,745
Sonova Holding AG	13	3,018
STMicroelectronics N.V.	514	9,127
Straumann Holding AG	2	1,568
Swiss Prime Site AG(a)	15	1,493
Swiss Re AG	370	35,585
Swisscom AG	25	12,484
Temenos AG(a)	5	838
UBS Group AG(a)	3,634	38,380
Vifor Pharma AG	12	1,903
Zurich Insurance Group AG	110	39,155
		571,971
Taiwan-1.27%
Acer, Inc.	13,956	7,642
ASE Technology Holding Co. Ltd.	5,781	13,141
AU Optronics Corp.	42,744	11,132
Catcher Technology Co. Ltd.	467	3,278
Cathay Financial Holding Co. Ltd.	5,461	6,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
Taiwan-(continued)
Chailease Holding Co. Ltd.	470	$ 1,863
Chicony Electronics Co. Ltd.	1,372	3,853
China Steel Corp.	17,884	13,181
Chunghwa Telecom Co., Ltd.	2,047	7,104
CTBC Financial Holding Co. Ltd.	23,556	15,262
Delta Electronics, Inc.	1,727	8,055
E.Sun Financial Holding Co. Ltd.	3,070	2,468
Eva Airways Corp.	13,494	6,079
Far Eastern New Century Corp.	8,559	7,766
Far EasTone Telecommunications Co. Ltd.	1,204	2,806
First Financial Holding Co. Ltd.	4,224	2,891
Fubon Financial Holding Co. Ltd.	13,449	18,690
Hiwin Technologies Corp.	130	1,053
Hotai Motor Co. Ltd.	409	5,762
Innolux Corp.	45,558	10,182
Inventec Corp.	25,304	17,320
Lite-On Technology Corp.	4,107	6,538
MediaTek, Inc.	872	10,202
Mega Financial Holding Co. Ltd.	3,354	3,070
Micro-Star International Co. Ltd.	1,615	4,309
President Chain Store Corp.	861	8,004
Standard Foods Corp.	531	1,052
Taishin Financial Holding Co. Ltd.	4,349	1,855
Taiwan Business Bank	3,063	1,199
Taiwan Mobile Co. Ltd.	1,374	4,899
Taiwan Semiconductor Manufacturing Co., Ltd.	4,383	36,141
Tatung Co. Ltd.(a)	2,376	1,275
United Microelectronics Corp.	12,767	5,467
Win Semiconductors Corp.	100	829
Wistron Corp.	37,939	30,076
Yuanta Financial Holding Co. Ltd.	7,923	4,553
		285,978
Thailand-0.85%
Advanced Info Service PCL, NVDR	739	5,608
Airports of Thailand PCL, NVDR	929	2,188
Bangkok Dusit Medical Services PCL, NVDR	3,245	2,505
Banpu PCL, NVDR	8,040	3,340
BTS Group Holdings PCL, NVDR	3,536	1,561
Central Pattana PCL, NVDR	485	1,067
Energy Absolute PCL, NVDR	232	359
Home Product Center PCL, NVDR	4,094	2,410
Intouch Holdings PCL, NVDR	100	209
Kasikornbank PCL, NVDR	3,510	18,369
Minor International PCL, NVDR	2,101	2,611
Minor International PCL, Wts., expiring 9/30/2021(a)	91	12
Muangthai Capital PCL, NVDR	225	405
PTT Exploration & Production PCL, NVDR	1,378	5,612
PTT Global Chemical PCL, NVDR	9,752	16,986
PTT PCL, NVDR	55,324	80,075
Siam Cement PCL (The), NVDR	1,172	15,947
Siam Commercial Bank PCL (The), NVDR	1,938	7,829
Thai Oil PCL, NVDR	6,245	13,839
TMB Bank PCL, NVDR	32,955	1,682
Total Access Communication PCL, NVDR	1,300	2,615
True Corp. PCL, NVDR	26,673	5,496
		190,725
Turkey-0.19%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	839	3,684
	Shares	Value
Turkey-(continued)
Arcelik AS(a)	1,780	$ 5,221
Aselsan Elektronik Sanayi Ve Ticaret AS	536	1,678
KOC Holding A.S.	8,569	25,724
TAV Havalimanlari Holding AS	295	1,195
Turkcell Iletisim Hizmetleri AS	1,994	4,425
		41,927
United Arab Emirates-0.09%
Abu Dhabi Commercial Bank PJSC	2,362	5,588
Dubai Islamic Bank PJSC	2,397	3,341
First Abu Dhabi Bank PJSC	2,033	8,446
NMC Health PLC	90	2,743
		20,118
United Kingdom-7.90%
3i Group PLC	105	1,402
Ashtead Group PLC	207	5,725
Associated British Foods PLC	696	19,249
AstraZeneca PLC	230	20,498
Auto Trader Group PLC, REGS(c)	61	395
Aviva PLC	7,242	31,230
BAE Systems PLC	3,077	20,445
Barclays PLC	20,941	34,837
Barratt Developments PLC	862	6,639
Berkeley Group Holdings PLC	76	3,625
BP PLC	46,592	283,824
British American Tobacco PLC	808	28,340
British Land Co. PLC (The)	147	913
BT Group PLC	14,322	28,891
Bunzl PLC	474	11,620
Burberry Group PLC	132	3,479
Centrica PLC	46,373	39,363
CNH Industrial N.V.	3,182	32,764
Coca-Cola European Partners PLC	242	13,634
Compass Group PLC	1,201	30,467
Croda International PLC	29	1,661
DCC PLC	254	21,604
Diageo PLC	364	15,531
Direct Line Insurance Group PLC	1,054	3,634
easyJet PLC	648	7,603
Experian PLC	165	5,060
GlaxoSmithKline PLC	1,895	39,501
GVC Holdings PLC	611	4,680
Imperial Brands PLC	768	19,871
Informa PLC	380	4,026
InterContinental Hotels Group PLC	69	4,307
Intertek Group PLC	58	3,834
ITV PLC	2,987	4,218
J Sainsbury PLC	16,443	39,269
John Wood Group PLC	1,775	8,147
Johnson Matthey PLC	392	13,892
Kingfisher PLC	6,046	14,318
Land Securities Group PLC	91	859
Legal & General Group PLC	5,033	13,460
Liberty Global PLC, Class A(a)	128	3,420
Liberty Global PLC, Class C(a)	292	7,627
Linde PLC	158	29,848
Lloyds Banking Group PLC	53,772	32,632
London Stock Exchange Group PLC	32	2,710
Marks & Spencer Group PLC(b)	6,650	15,570
Meggitt PLC	342	2,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
United Kingdom-(continued)
Merlin Entertainments PLC, REGS(c)	375	$ 2,063
Micro Focus International PLC	160	2,161
Mondi PLC	440	8,558
National Grid PLC	1,770	18,506
Next PLC	78	5,639
Ocado Group PLC(a)	143	2,256
Pearson PLC(b)	542	5,488
Persimmon PLC	189	4,379
Prudential PLC	2,383	39,701
Reckitt Benckiser Group PLC	214	16,677
RELX PLC	388	9,292
Rentokil Initial PLC	558	3,059
Rolls-Royce Holdings PLC(a)	2,132	20,024
Royal Bank of Scotland Group PLC (The)	9,075	20,496
Royal Dutch Shell PLC, Class A	6,962	192,932
Royal Dutch Shell PLC, Class B	5,933	163,658
RSA Insurance Group PLC	1,218	7,764
Sage Group PLC (The)	266	2,270
Schroders PLC	74	2,460
SEGRO PLC	68	650
Severn Trent PLC	96	2,421
Smith & Nephew plc	197	4,714
Smiths Group PLC	228	4,636
Spirax-Sarco Engineering PLC	14	1,368
SSE PLC	668	9,364
Standard Chartered PLC	2,967	22,475
Standard Life Aberdeen PLC	747	2,268
Taylor Wimpey PLC	2,872	5,105
TechnipFMC PLC	531	13,190
Tesco PLC	30,372	81,079
Unilever N.V.	632	39,282
Unilever PLC	396	25,059
United Utilities Group PLC	245	2,429
Vodafone Group PLC	25,175	47,596
Weir Group PLC (The)	173	3,085
Whitbread PLC	37	1,970
WM Morrison Supermarkets PLC(b)	10,169	22,614
WPP PLC	1,687	19,933
		1,773,821
United States-27.92%
3M Co.	204	32,991
AbbVie, Inc.	511	33,593
ABIOMED, Inc.(a)	3	579
Accenture PLC, Class A	221	43,796
Acuity Brands, Inc.	29	3,637
Adobe, Inc.(a)	35	9,958
Advanced Micro Devices, Inc.(a)	196	6,164
AES Corp. (The)	684	10,486
Agilent Technologies, Inc.	75	5,333
Akamai Technologies, Inc.(a)	35	3,120
Align Technology, Inc.(a)	12	2,197
Allegion PLC	28	2,696
Alliant Energy Corp.	78	4,091
Allstate Corp. (The)	360	36,860
Ally Financial, Inc.	356	11,161
Alphabet, Inc., Class A(a)	52	61,908
Alphabet, Inc., Class C(a)	61	72,474
Amcor PLC	1,242	12,196
AMERCO	10	3,516
	Shares	Value
United States-(continued)
Ameren Corp.	88	$ 6,789
American Electric Power Co., Inc.	178	16,225
American Express Co.	359	43,213
American Tower Corp.	33	7,596
American Water Works Co., Inc.	32	4,074
Ameriprise Financial, Inc.	102	13,156
AmerisourceBergen Corp.	2,015	165,774
Amgen, Inc.	118	24,617
Amphenol Corp., Class A	92	8,054
Analog Devices, Inc.	57	6,260
ANSYS, Inc.(a)	7	1,446
Apple, Inc.	1,272	265,517
Applied Materials, Inc.	331	15,895
Aptiv PLC	181	15,054
Archer-Daniels-Midland Co.	1,712	65,142
Arista Networks, Inc.(a)	9	2,040
Autodesk, Inc.(a)	15	2,142
Automatic Data Processing, Inc.	84	14,267
Avery Dennison Corp.	63	7,281
AXA Equitable Holdings, Inc.	595	12,358
Axalta Coating Systems Ltd.(a)	167	4,823
Baker Hughes, a GE Co., Class A	1,101	23,881
Ball Corp.	148	11,901
Bank of New York Mellon Corp. (The)	472	19,852
BB&T Corp.	289	13,771
Becton, Dickinson and Co.	68	17,267
Best Buy Co., Inc.	669	42,582
Biogen, Inc.(a)	60	13,185
BlackRock, Inc.	34	14,367
Booking Holdings, Inc.(a)	8	15,731
BorgWarner, Inc.	331	10,801
Boston Properties, Inc.	22	2,825
Bristol-Myers Squibb Co.	498	23,939
Broadridge Financial Solutions, Inc.	37	4,789
Brown-Forman Corp., Class B	43	2,537
Bunge Ltd.	829	44,277
C.H. Robinson Worldwide, Inc.	195	16,476
Cadence Design Systems Inc.(a)	33	2,260
Campbell Soup Co.	220	9,900
Cardinal Health, Inc.	3,352	144,572
Caterpillar, Inc.	478	56,882
CBRE Group, Inc., Class A(a)	434	22,685
Celgene Corp.(a)	163	15,778
Cheniere Energy, Inc.(a)	129	7,703
Church & Dwight Co., Inc.	58	4,627
Cigna Corp.	313	48,193
Cisco Systems, Inc.	1,083	50,695
Citizens Financial Group, Inc.	233	7,861
Citrix Systems, Inc.	32	2,975
Clorox Co. (The)	39	6,168
CMS Energy Corp.	113	7,125
Coca-Cola Co. (The)	594	32,694
Cognex Corp.	19	857
Cognizant Technology Solutions Corp., Class A	268	16,453
Colgate-Palmolive Co.	214	15,868
Comerica, Inc.	63	3,884
Conagra Brands, Inc.	349	9,898
ConocoPhillips	730	38,091
Consolidated Edison, Inc.	142	12,624
Cooper Cos., Inc. (The)	9	2,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
United States-(continued)
Copart, Inc.(a)	29	$ 2,186
Corning, Inc.	425	11,836
CSX Corp.	191	12,801
Cummins, Inc.	164	24,480
CVS Health Corp.	3,543	215,840
DaVita, Inc.(a)	192	10,823
Deere & Co.	273	42,290
Dell Technologies, Inc., Class C(a)	564	29,063
Delta Air Lines, Inc.	818	47,329
DENTSPLY SIRONA, Inc.	75	3,911
Devon Energy Corp.	395	8,686
Digital Realty Trust, Inc.	28	3,462
Dominion Energy, Inc.	178	13,818
Dow, Inc.	1,163	49,579
Dropbox, Inc., Class A(a)	46	823
DTE Energy Co.	108	14,003
Duke Energy Corp.	272	25,225
Duke Realty Corp.	39	1,298
DuPont de Nemours, Inc.	341	23,164
DXC Technology Co.	649	21,560
Eaton Corp. PLC	281	22,682
Ecolab, Inc.	72	14,854
Edison International	177	12,792
Edwards Lifesciences Corp.(a)	18	3,993
Elanco Animal Health, Inc.(a)	113	2,940
Eli Lilly and Co.	217	24,515
Entergy Corp.	99	11,171
Equinix, Inc.	9	5,007
Equity Residential	38	3,221
Estee Lauder Cos., Inc. (The), Class A	49	9,702
Eversource Energy	108	8,654
Exelon Corp.	793	37,477
Expeditors International of Washington, Inc.	113	8,034
F5 Networks, Inc.(a)	16	2,060
FactSet Research Systems, Inc.	5	1,360
Fastenal Co.	165	5,052
Ferguson PLC	280	20,610
Flex Ltd.(a)	2,657	25,587
FLIR Systems, Inc.	37	1,823
Flowserve Corp.	78	3,329
Fluor Corp.	1,092	19,296
Fortinet, Inc.(a)	23	1,821
Fortive Corp.	93	6,594
Fortune Brands Home & Security, Inc.	104	5,310
Franklin Resources, Inc.	213	5,598
Gap, Inc. (The)	1,071	16,911
Garmin Ltd.	44	3,589
General Electric Co.	14,863	122,620
General Mills, Inc.	306	16,463
Gilead Sciences, Inc.	349	22,175
Goldman Sachs Group, Inc. (The)	264	53,832
Halliburton Co.	1,302	24,530
Hanesbrands, Inc.	519	7,090
Harley-Davidson, Inc.	167	5,327
Hasbro, Inc.	40	4,419
HCA Healthcare, Inc.	379	45,556
HCP, Inc.	91	3,159
HD Supply Holdings, Inc.(a)	170	6,615
Henry Schein, Inc.(a)	200	12,324
Hershey Co. (The)	35	5,547
	Shares	Value
United States-(continued)
Hess Corp.	100	$ 6,295
Hewlett Packard Enterprise Co.	2,364	32,670
Home Depot, Inc. (The)	552	125,806
Honeywell International, Inc.	237	39,015
Hormel Foods Corp.	229	9,758
Host Hotels & Resorts, Inc.	354	5,678
HP, Inc.	3,103	56,754
Humana, Inc.	200	56,642
Huntington Ingalls Industries, Inc.	40	8,360
IDEX Corp.	17	2,800
IDEXX Laboratories, Inc.(a)	9	2,608
IHS Markit Ltd.(a)	66	4,330
Illinois Tool Works, Inc.	100	14,986
Ingersoll-Rand PLC	131	15,863
Ingredion, Inc.	72	5,563
Intel Corp.	1,538	72,917
Intercontinental Exchange, Inc.	55	5,141
International Business Machines Corp.	591	80,098
International Flavors & Fragrances, Inc.(b)	37	4,061
Intuit, Inc.	25	7,209
Invesco Ltd.(e)	345	5,417
IQVIA Holdings, Inc.(a)	69	10,705
Iron Mountain, Inc.	136	4,332
Jack Henry & Associates, Inc.	12	1,740
Jacobs Engineering Group, Inc.	162	14,395
Jazz Pharmaceuticals PLC(a)	14	1,794
JM Smucker Co. (The)	64	6,730
Johnson & Johnson	611	78,428
Johnson Controls International PLC	577	24,632
Jones Lang LaSalle, Inc.	144	19,303
Juniper Networks, Inc.	193	4,470
Kansas City Southern	24	3,019
Kellogg Co.	214	13,439
KeyCorp	478	7,935
Keysight Technologies, Inc.(a)	50	4,843
Kimberly-Clark Corp.	131	18,485
Kimco Realty Corp.	67	1,231
Kraft Heinz Co. (The)	1,039	26,515
Kroger Co. (The)	5,386	127,541
L3Harris Technologies, Inc.	74	15,644
Laboratory Corp. of America Holdings(a)	71	11,897
Lam Research Corp.	51	10,736
Lamb Weston Holdings, Inc.	57	4,012
Leidos Holdings, Inc.	124	10,833
Lennox International, Inc.	15	3,807
Liberty Property Trust	17	886
Lincoln National Corp.	101	5,341
LKQ Corp.(a)	496	13,030
Lockheed Martin Corp.	150	57,617
Lowe’s Cos., Inc.	765	85,833
M&T Bank Corp.	43	6,287
Macerich Co. (The)(b)	24	685
Macy’s, Inc.	1,569	23,158
ManpowerGroup, Inc.	252	20,598
Marathon Oil Corp.	473	5,600
Marsh & McLennan Cos., Inc.	154	15,383
Marvell Technology Group Ltd.	120	2,876
Masco Corp.	228	9,286
Mastercard, Inc., Class A	55	15,475
Maxim Integrated Products, Inc.	48	2,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
United States-(continued)
McCormick & Co., Inc.	29	$ 4,723
Merck & Co., Inc.	507	43,840
Mettler-Toledo International, Inc.(a)	4	2,627
Microsoft Corp.	905	124,763
Mid-America Apartment Communities, Inc.	14	1,774
Middleby Corp. (The)(a)	21	2,303
Mohawk Industries, Inc.(a)	90	10,700
Molson Coors Brewing Co., Class B	204	10,477
Mondelez International, Inc., Class A	472	26,064
Moody’s Corp.	21	4,527
Morgan Stanley	1,327	55,057
Mosaic Co. (The)	488	8,974
Motorola Solutions, Inc.	43	7,779
National Oilwell Varco, Inc.	470	9,602
Newell Brands, Inc.	509	8,449
Newmont Goldcorp Corp.	285	11,369
NextEra Energy, Inc.	76	16,650
NIKE, Inc., Class B	388	32,786
NiSource, Inc.	178	5,260
Noble Energy, Inc.	188	4,245
Nordstrom, Inc.(b)	664	19,236
Norfolk Southern Corp.	68	11,835
Northern Trust Corp.	73	6,419
Northrop Grumman Corp.	85	31,269
Nucor Corp.	519	25,421
NVIDIA Corp.	71	11,893
Okta, Inc.(a)	3	380
Omnicom Group, Inc.	200	15,212
ON Semiconductor Corp.(a)	345	6,141
ONEOK, Inc.	178	12,688
Oracle Corp.	735	38,264
Owens Corning	130	7,457
PACCAR, Inc.	378	24,782
Parker-Hannifin Corp.	90	14,919
Paycom Software, Inc.(a)	3	750
PayPal Holdings, Inc.(a)	150	16,358
People’s United Financial, Inc.	139	1,997
PepsiCo, Inc.	496	67,818
PerkinElmer, Inc.	33	2,729
Perrigo Co. PLC	97	4,538
Phillips 66	1,109	109,381
Pinnacle West Capital Corp.	40	3,812
PNC Financial Services Group, Inc. (The)	164	21,145
PPG Industries, Inc.	139	15,400
PPL Corp.	277	8,185
Principal Financial Group, Inc.	135	7,185
Procter & Gamble Co. (The)	566	68,050
Progressive Corp. (The)	415	31,457
Prologis, Inc.	53	4,432
Prudential Financial, Inc.	450	36,041
PTC, Inc.(a)	15	982
Public Service Enterprise Group, Inc.	169	10,219
PVH Corp.	140	10,612
QIAGEN N.V.(a)	40	1,392
Quest Diagnostics, Inc.	75	7,678
Raytheon Co.	153	28,354
Regency Centers Corp.	18	1,161
Regions Financial Corp.	476	6,959
ResMed, Inc.	22	3,065
Robert Half International, Inc.	108	5,775
	Shares	Value
United States-(continued)
Rockwell Automation, Inc.	43	$ 6,570
Roper Technologies, Inc.	15	5,501
S&P Global, Inc.	25	6,505
Sabre Corp.	162	3,830
salesforce.com, inc.(a)	97	15,139
SBA Communications Corp.	7	1,837
Schlumberger Ltd.	1,029	33,370
Sempra Energy	83	11,755
ServiceNow, Inc.(a)	10	2,618
Sherwin-Williams Co. (The)	34	17,910
Simon Property Group, Inc.	34	5,064
Skyworks Solutions, Inc.	54	4,065
Snap-on, Inc.	26	3,866
Southern Co. (The)	386	22,488
Spirit AeroSystems Holdings, Inc., Class A	104	8,382
Starbucks Corp.	263	25,395
State Street Corp.	263	13,495
Steel Dynamics, Inc.	450	12,150
STERIS PLC	21	3,242
SVB Financial Group(a)	16	3,114
Symantec Corp.	205	4,766
Sysco Corp.	816	60,653
T. Rowe Price Group, Inc.	53	5,863
Take-Two Interactive Software, Inc.(a)	21	2,771
Target Corp.	925	99,012
TE Connectivity Ltd.	153	13,957
Tesla, Inc.(a)(b)	104	23,463
Texas Instruments, Inc.	129	15,964
Tiffany & Co.	54	4,583
Titan Cement International S.A.(a)	85	1,741
Tractor Supply Co.	81	8,252
TransUnion	29	2,426
Travelers Cos., Inc. (The)	187	27,482
Trimble, Inc.(a)	79	2,964
Twilio, Inc., Class A(a)(b)	5	652
UDR, Inc.	27	1,301
UGI Corp.	148	7,203
Under Armour, Inc., Class A(a)	104	1,935
Under Armour, Inc., Class C(a)	142	2,403
Union Pacific Corp.	139	22,512
United Parcel Service, Inc., Class B	503	59,686
United Rentals, Inc.(a)	84	9,455
United Technologies Corp.	563	73,325
Vail Resorts, Inc.	10	2,363
Varian Medical Systems, Inc.(a)	24	2,542
Ventas, Inc.	51	3,743
Vertex Pharmaceuticals, Inc.(a)	19	3,420
VF Corp.	177	14,505
Visa, Inc., Class A	106	19,167
VMware, Inc., Class A	17	2,404
Voya Financial, Inc.	178	8,779
W.W. Grainger, Inc.	42	11,493
WABCO Holdings, Inc.(a)	30	4,005
Walt Disney Co. (The)	529	72,611
Waters Corp.(a)	12	2,543
Wayfair, Inc., Class A(a)(b)	47	5,299
WEC Energy Group, Inc.	85	8,140
Western Union Co. (The)	262	5,795
Weyerhaeuser Co.	290	7,630
Willis Towers Watson PLC	44	8,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Global ESG Revenue ETF (ESGF)—(continued)
August 31, 2019
	Shares	Value
United States-(continued)
Workday, Inc., Class A(a)	10	$ 1,773
Xcel Energy, Inc.	188	12,073
Xerox Holdings Corp.	342	9,915
Xilinx, Inc.	29	3,018
Xylem, Inc.	71	5,439
Zebra Technologies Corp., Class A(a)	23	4,716
Zions Bancorp. N.A.	69	2,835
Zoetis, Inc.	47	5,942
		6,267,053
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $23,093,311)		22,407,085
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.07%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(f)(g)	333,510	333,510
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(f)(g)	131,947	$ 132,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $465,510)		465,510
TOTAL INVESTMENTS IN SECURITIES-101.89% (Cost $23,558,821)		22,872,595
OTHER ASSETS LESS LIABILITIES-(1.89)%		(424,283)
NET ASSETS-100.00%		$22,448,312

Investment Abbreviations:
ADR-American Depositary Receipt
CDI-CREST Depository Interest
CVA-Dutch Certificates
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REGS-Regulation S
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights
SDR-Swedish Depository Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at August 31, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $177,800, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the two months ended August 31, 2019.

	Value June 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2019	Dividend Income
Invesco Ltd.	$5,463	$1,195	$-	$(1,241)	$-	$5,417	$83

(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Global Revenue ETF (RGLB)
August 31, 2019
Schedule of Investments
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Argentina-0.03%
Banco BBVA Argentina S.A., ADR	112	$ 473
YPF S.A., ADR	319	2,730
		3,203
Australia-1.26%
AGL Energy Ltd.	460	5,876
ASX Ltd.	76	4,419
Australia & New Zealand Banking Group Ltd.	746	13,440
BlueScope Steel Ltd.	481	4,048
Caltex Australia Ltd.	356	5,747
Challenger Ltd.	166	750
CIMIC Group Ltd.	257	5,368
Coca-Cola Amatil Ltd.	388	2,842
Coles Group Ltd.	1,198	11,171
Computershare Ltd.	298	3,088
Flight Centre Travel Group Ltd.(a)	102	3,196
Insurance Australia Group Ltd.	792	4,301
Lendlease Group	439	5,046
Magellan Financial Group Ltd.	35	1,197
Medibank Pvt Ltd.	666	1,633
Mirvac Group	696	1,496
Orica Ltd.	406	5,889
Origin Energy Ltd.	831	4,272
QBE Insurance Group Ltd.	371	3,132
South32 Ltd.	2,274	4,045
Suncorp Group Ltd.	227	2,112
Tabcorp Holdings Ltd.	2,635	8,362
Telstra Corp. Ltd.	3,020	7,569
Transurban Group	872	8,783
Washington H Soul Pattinson & Co. Ltd.	192	2,702
Wesfarmers Ltd.	486	12,803
Woolworths Group Ltd.	722	18,373
WorleyParsons Ltd.	648	5,366
		157,026
Austria-0.18%
ANDRITZ AG	112	3,952
Erste Group Bank AG(b)	183	5,898
OMV AG	209	10,682
Verbund AG	41	2,445
		22,977
Belgium-0.34%
Anheuser-Busch InBev S.A./N.V.	277	26,295
Umicore S.A.(a)	484	15,441
		41,736
Bermuda-0.02%
RenaissanceRe Holdings Ltd.	11	1,986
Brazil-1.21%
B2W Cia Digital(b)	200	2,275
Banco Bradesco S.A.	2,543	18,647
Banco BTG Pactual S.A.	101	1,432
Banco do Brasil S.A.	1,619	18,117
Banco Santander Brasil S.A.	1,211	12,484
BRF S.A.(b)	319	2,944
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	315	3,579
	Shares	Value
Brazil-(continued)
Embraer S.A.	802	$ 3,484
Energisa S.A.	503	5,781
Magazine Luiza S.A.	400	3,513
Natura Cosmeticos S.A.	215	3,433
Notre Dame Intermedica Participacoes S.A.	302	4,099
Petrobras Distribuidora S.A.	1,613	11,242
Petroleo Brasileiro S.A.	4,848	33,167
Raia Drogasil S.A.	191	4,254
Sul America S.A.	155	1,817
Ultrapar Participacoes S.A.	1,409	5,599
Vale S.A.	1,382	15,241
		151,108
Canada-2.68%
Air Canada(b)	209	7,039
Alimentation Couche-Tard, Inc., Class B	300	18,919
Bombardier, Inc., Class B(b)	4,158	5,382
Brookfield Asset Management, Inc., Class A	469	24,234
CAE, Inc.	152	3,986
Canadian Tire Corp. Ltd., Class A	89	9,007
Canopy Growth Corp.(b)	51	1,207
CCL Industries, Inc., Class B	102	4,631
Cenovus Energy, Inc.	798	6,978
CGI, Inc., Class A(b)	108	8,487
CI Financial Corp.	222	3,188
Constellation Software, Inc.	4	3,903
Empire Co. Ltd., Class A	250	6,910
Enbridge, Inc.	419	14,041
Fairfax Financial Holdings Ltd.	14	6,250
First Capital Realty, Inc.	311	5,191
George Weston Ltd.	243	19,781
Great-West Lifeco, Inc.	535	11,426
H&R REIT	449	7,647
iA Financial Corp., Inc.	85	3,542
Intact Financial Corp.	45	4,407
Kinross Gold Corp.(b)	705	3,512
Kirkland Lake Gold Ltd.	51	2,485
Magna International, Inc.	356	17,859
Manulife Financial Corp.	360	5,985
Onex Corp.	156	9,183
Power Corp. of Canada	375	7,922
Power Financial Corp.	523	11,174
PrairieSky Royalty Ltd.(a)	552	7,008
Quebecor, Inc., Class B	254	5,733
RioCan REIT	481	9,585
Royal Bank of Canada	521	39,044
Saputo, Inc.	215	6,475
SmartCentres REIT	323	7,696
SNC-Lavalin Group, Inc.	231	2,853
Stars Group, Inc. (The)(b)	216	3,288
Sun Life Financial, Inc.(a)	159	6,530
Teck Resources Ltd., Class B	246	4,197
West Fraser Timber Co. Ltd.	54	1,906
Wheaton Precious Metals Corp.	166	4,892
		333,483
Chile-0.29%
Aguas Andinas S.A., Class A	6,633	3,660
Banco de Chile	40,903	5,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
	Shares	Value
Chile-(continued)
Colbun S.A.	8,374	$ 1,495
Empresa Nacional de Telecomunicaciones S.A.(b)	294	2,568
Empresas COPEC S.A.	796	7,192
Enel Americas S.A.	38,049	6,250
Enel Chile S.A.	49,744	4,302
Latam Airlines Group S.A.	522	4,396
		35,707
China-6.94%
360 Security Technology, Inc., Class A	800	2,482
Agile Group Holdings Ltd.	2,366	3,026
Agricultural Bank of China Ltd., Class A	23,600	11,230
Aier Eye Hospital Group Co. Ltd., Class A	750	3,546
Alibaba Group Holding Ltd., ADR(b)	101	17,678
Aluminum Corp. of China Ltd., Class A(b)	8,600	4,333
Aluminum Corp. of China Ltd., H Shares(b)	6,775	1,989
BAIC Motor Corp. Ltd., REGS, H Shares(c)	5,000	2,821
Bank of Chengdu Co., Ltd., Class A	3,600	4,126
Bank of China Ltd., H Shares	61,183	23,348
Bank of Communications Co., Ltd., Class A	12,100	9,161
BYD Electronic International Co. Ltd.	1,899	2,286
Caitong Securities Co., Ltd.	700	942
Chaozhou Three-Circle Group Co., Ltd., Class A	800	2,207
China Agri-Industries Holdings Ltd.	20,125	5,676
China Aoyuan Group Ltd.	1,006	1,186
China CITIC Bank Corp. Ltd., Class A	9,400	7,354
China Communications Construction Co. Ltd., H Shares	12,528	9,721
China Communications Services Corp. Ltd., H Shares	3,907	2,189
China Construction Bank Corp., H Shares	75,627	56,175
China Eastern Airlines Corp. Ltd., H Shares(b)	8,050	3,791
China Education Group Holdings Ltd., REGS(c)	1,006	1,497
China Evergrande Group(a)	9,206	19,081
China Hongqiao Group Ltd.	8,000	5,248
China Jinmao Holdings Group Ltd.	4,348	2,431
China Life Insurance Co., Ltd., H Shares	3,796	8,885
China Literature Ltd., REGS(a)(b)(c)	400	1,230
China Mengniu Dairy Co. Ltd.(b)	845	3,354
China Merchants Bank Co. Ltd., Class A	1,400	6,717
China Minsheng Banking Corp. Ltd., Class A	9,520	7,741
China Mobile Ltd.	4,242	35,163
China National Building Material Co. Ltd., H Shares	6,260	5,369
China Oilfield Services Ltd., H Shares	3,332	4,125
China Oriental Group Co. Ltd.	10,000	3,956
China Overseas Land & Investment Ltd.	1,729	5,473
China Pacific Insurance (Group) Co., Ltd., H Shares	1,112	4,456
China Petroleum & Chemical Corp., H Shares	68,325	40,025
China Power International Development Ltd.	13,999	3,037
China Railway Construction Corp. Ltd., H Shares	7,969	8,604
China Railway Group Ltd., Class A	7,800	6,561
China Railway Group Ltd., H Shares	10,603	6,942
China Resources Beer Holdings Co. Ltd.	1,073	6,094
China Resources Gas Group Ltd.	1,204	5,954
China Resources Land Ltd.	2,293	9,335
China Resources Pharmaceutical Group Ltd., REGS(c)	10,112	10,454
China Shipbuilding Industry Co., Ltd., Class A	2,900	2,468
	Shares	Value
China-(continued)
China State Construction International Holdings Ltd.	3,814	$ 3,441
China Taiping Insurance Holdings Co. Ltd.	3,094	6,974
China Tower Corp. Ltd., REGS, H Shares(c)	7,999	1,827
China Unicom Hong Kong Ltd.	15,637	15,586
Chongqing Zhifei Biological Products Co., Ltd., Class A	200	1,338
CITIC Ltd.	26,222	31,090
CNOOC Ltd.	12,281	18,338
Contemporary Amperex Technology Co., Ltd., Class A	100	1,011
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	4,000	2,267
COSCO SHIPPING Holdings Co. Ltd., H Shares(b)	13,082	4,675
Country Garden Holdings Co. Ltd.	14,939	18,590
Country Garden Services Holdings Co. Ltd.	788	2,283
Datang International Power Generation Co. Ltd., H Shares	20,125	4,418
Dongfang Electric Corp. Ltd., Class A	1,400	1,840
East Money Information Co., Ltd., Class A	400	810
ENN Energy Holdings Ltd.	427	4,877
Fosun International Ltd.	5,540	7,127
Foxconn Industrial Internet Co., Ltd.	2,300	4,574
Future Land Development Holdings Ltd.	4,000	3,165
Geely Automobile Holdings Ltd.	4,515	6,984
GOME Retail Holdings Ltd.(b)	49,531	4,488
Guanghui Energy Co., Ltd., Class A	8,200	3,799
Haidilao International Holding Ltd., REGS(c)	1,000	4,658
Hengan International Group Co. Ltd.	610	4,017
Hengyi Petrochemical Co., Ltd., Class A	1,600	2,530
Hithink RoyalFlush Information Network Co., Ltd., Class A	100	1,246
Huadian Power International Corp. Ltd., H Shares	6,000	2,343
Huaxi Securities Co., Ltd., Class A	1,800	2,469
Industrial & Commercial Bank of China Ltd., H Shares	40,481	25,574
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A(b)	9,300	3,840
JD.Com, Inc., ADR(b)	723	22,052
Jiangxi Copper Co. Ltd., H Shares	6,836	7,695
Kaisa Group Holdings Ltd.(b)	5,031	1,740
Legend Holdings Corp., REGS, H Shares(c)	5,128	11,034
Legend Holdings Corp., Rts.(b)(d)	276	0
Lenovo Group Ltd.	23,159	15,251
Lens Technology Co., Ltd., Class A	1,400	1,695
Lepu Medical Technology Beijing Co., Ltd., Class A	500	1,884
Li Ning Co. Ltd.	506	1,495
Longfor Group Holdings Ltd., REGS(c)	1,402	5,001
Maanshan Iron & Steel Co. Ltd., H Shares	10,000	3,752
Mango Excellent Media Co., Ltd., Class A(b)	300	1,834
Meituan Dianping, REGS, Class B(b)(c)	500	4,745
Metallurgical Corp. of China Ltd., H Shares	23,998	5,360
Ningbo Zhoushan Port Co. Ltd., Class A	7,500	4,052
NIO, Inc., ADR(a)(b)	201	575
Oceanwide Holdings Co., Ltd., Class A	1,100	671
Oppein Home Group, Inc., Class A	200	3,366
Peoples Insurance Co. Group of China Ltd. (The), H Shares	9,547	3,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
	Shares	Value
China-(continued)
PetroChina Co., Ltd., Class A	27,200	$ 23,297
PICC Property & Casualty Co. Ltd., H Shares	4,887	5,607
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,340	15,375
Postal Savings Bank of China Co. Ltd., REGS, H Shares(c)	14,101	8,494
SDIC Capital Co., Ltd., Class A	700	1,294
SF Holding Co., Ltd.	1,100	6,377
Shanghai Construction Group Co. Ltd., Class A	10,200	5,139
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	600	1,327
Shenzhen Inovance Technology Co., Ltd., Class A	1,000	3,222
Shenzhen Investment Ltd.	8,050	3,051
Shenzhen Kangtai Biological Products Co., Ltd., Class A	100	1,075
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	100	2,608
Shimao Property Holdings Ltd.	1,731	4,904
Sino-Ocean Group Holding Ltd.	5,818	2,079
Sinotrans Ltd., H Shares	17,082	5,516
Sinotruk Hong Kong Ltd.	2,000	3,089
Songcheng Performance Development Co., Ltd., Class A	800	2,958
Southwest Securities Co. Ltd., Class A	1,900	1,207
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	500	1,364
Tencent Holdings Ltd.	448	18,571
Tencent Music Entertainment Group, ADR(a)(b)	100	1,330
Tingyi Cayman Islands Holding Corp.	2,617	3,607
Tongling Nonferrous Metals Group Co., Ltd., Class A	17,500	5,486
Transfar Zhilian Co., Ltd.	2,100	2,160
Vipshop Holdings Ltd., ADR(b)	495	4,143
Wangsu Science & Technology Co., Ltd., Class A	800	1,123
Wanhua Chemical Group Co. Ltd., Class A	400	2,503
Weichai Power Co. Ltd., H Shares	2,752	4,215
Wens Foodstuffs Group Co., Ltd.	200	1,161
WuXi AppTec Co. Ltd., Class A	100	1,213
Wuxi Lead Intelligent Equipment Co., Ltd.	300	1,289
Xiaomi Corp., REGS, Class B(b)(c)	6,635	7,223
Xinyi Solar Holdings Ltd.	6,000	3,791
Yanzhou Coal Mining Co. Ltd.	2,200	2,947
Yum China Holdings, Inc.	142	6,451
Yunda Holding Co. Ltd., Class A	600	3,083
Zhaojin Mining Industry Co. Ltd., H Shares	1,185	1,552
Zhejiang Semir Garment Co., Ltd.	1,300	2,189
Zhongsheng Group Holdings Ltd.	2,016	6,304
ZTO Express Cayman, Inc., ADR	201	4,123
		864,036
Colombia-0.11%
Grupo Aval Acciones y Valores S.A., Preference Shares	37,414	14,037
Czech Republic-0.03%
Moneta Money Bank AS, REGS(c)	1,133	3,669
Denmark-0.37%
AP Moller - Maersk A/S, Class B	12	12,793
DSV A/S	86	8,541
ISS A/S	243	6,178
	Shares	Value
Denmark-(continued)
Novo Nordisk A/S, Class B	139	$ 7,233
Orsted A/S, REGS(c)	66	6,315
Vestas Wind Systems A/S	70	5,154
		46,214
Egypt-0.02%
Commercial International Bank Egypt S.A.E.	473	2,292
Finland-0.25%
Fortum Oyj	353	7,779
Neste Oyj	295	9,304
Nokia Oyj	2,712	13,438
		30,521
France-4.92%
Airbus S.E.	222	30,643
Atos SE	75	5,689
AXA S.A.	1,726	39,669
BNP Paribas S.A.	727	32,853
Bollore S.A.	4,060	17,267
Bouygues S.A.	565	21,497
Carrefour S.A.	1,890	32,261
Casino Guichard Perrachon S.A.(a)	381	16,070
CNP Assurances	878	15,973
Credit Agricole S.A.	3,381	38,685
Electricite de France S.A.	2,490	30,342
Engie S.A.	2,141	32,596
LVMH Moet Hennessy Louis Vuitton SE	67	26,739
Orange S.A.	1,727	26,246
Peugeot S.A.	1,551	34,725
Renault S.A.	459	26,366
Sanofi	247	21,249
Sartorius Stedim Biotech	26	4,032
SCOR SE	228	9,112
Societe Generale S.A.	961	24,399
TOTAL S.A.	1,457	72,829
Veolia Environnement S.A.	874	20,934
Vinci S.A.	273	29,914
Worldline S.A., REGS(b)(c)	34	2,351
		612,441
Germany-5.16%
adidas AG	37	10,989
Allianz SE	116	25,613
Aroundtown S.A.	278	2,316
BASF SE	494	32,739
Bayer AG	231	17,131
Bayerische Motoren Werke AG	596	39,912
Carl Zeiss Meditec AG, Bearer Shares	22	2,541
Commerzbank AG	1,149	6,528
Covestro AG, REGS(c)	186	8,437
Daimler AG	1,412	66,405
Deutsche Bank AG	2,269	16,422
Deutsche Lufthansa AG	1,090	16,781
Deutsche Post AG	928	30,557
Deutsche Telekom AG	2,230	37,269
E.ON SE	1,705	15,875
Fresenius Medical Care	153	10,312
Fresenius SE & Co. KGaA	325	15,805
HeidelbergCement AG	152	10,552
HOCHTIEF AG	101	11,006
Innogy SE, REGS(c)	517	25,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
	Shares	Value
Germany-(continued)
Knorr-Bremse AG	67	$ 6,271
METRO AG	808	12,529
Muenchener Rueckversicherungs-Gesellschaft AG	75	17,997
RWE AG	239	6,819
Siemens AG	377	37,760
Siemens Healthineers AG, REGS(c)	303	11,916
thyssenkrupp AG(a)	1,549	18,960
TUI AG	1,107	11,014
Uniper SE	1,098	33,337
Volkswagen AG, Preference Shares	517	83,182
		642,761
Greece-0.08%
Eurobank Ergasias S.A.(b)	6,035	5,350
National Bank of Greece S.A.(b)	1,762	5,119
		10,469
Hong Kong-1.11%
AIA Group Ltd.	2,429	23,638
Bosideng International Holdings Ltd.	4,000	1,373
Haier Electronics Group Co. Ltd.	2,123	5,528
Jardine Matheson Holdings Ltd.	792	43,061
Jardine Strategic Holdings Ltd.	778	24,585
Melco Resorts & Entertainment Ltd., ADR	468	9,734
Nine Dragons Paper Holdings Ltd.	6,807	5,160
Sun Art Retail Group Ltd.	6,064	5,905
WH Group Ltd.	13,844	11,149
Yue Yuen Industrial Holdings Ltd.	3,224	8,250
		138,383
Hungary-0.06%
OTP Bank Nyrt	189	7,551
India-2.11%
Ambuja Cements Ltd.	1,905	5,398
Axis Bank Ltd.	843	7,838
Bharat Petroleum Corp. Ltd.	3,333	16,582
Bharti Airtel Ltd.	1,371	6,658
Divi’s Laboratories Ltd.	88	2,003
GAIL (India) Ltd.	4,170	7,580
Grasim Industries Ltd.	688	6,850
HCL Technologies Ltd.	383	5,902
HDFC Life Insurance Co. Ltd., REGS(c)	378	2,949
Hindalco Industries Ltd.	3,532	9,123
Hindustan Petroleum Corp. Ltd.	3,981	14,504
ICICI Bank Ltd.	1,770	10,154
ICICI Lombard General Insurance Co. Ltd., REGS(c)	102	1,797
Indian Oil Corp. Ltd.	14,770	25,328
Infosys Ltd.	559	6,379
Oil & Natural Gas Corp. Ltd.	12,991	22,050
Pidilite Industries Ltd.	272	5,248
Power Grid Corp. of India Ltd.	2,056	5,773
Reliance Industries Ltd.	1,659	29,007
State Bank of India(b)	4,591	17,607
Tata Consultancy Services Ltd.	294	9,303
Tata Motors Ltd.(b)	7,953	12,997
Tata Steel Ltd.	2,062	9,960
Tech Mahindra Ltd.	368	3,575
Vedanta Ltd.	3,460	6,742
	Shares	Value
India-(continued)
Vodafone Idea Ltd.(b)	81,877	$ 6,134
Wipro Ltd.	1,479	5,269
		262,710
Indonesia-0.29%
PT Bank Central Asia Tbk	7,313	15,724
PT Barito Pacific Tbk	60,135	3,836
PT Bukit Asam Tbk	13,236	2,305
PT Indofood Sukses Makmur Tbk	8,530	4,766
PT Unilever Indonesia Tbk	2,911	10,025
		36,656
Ireland-0.16%
Kingspan Group PLC	430	19,671
Israel-0.13%
Check Point Software Technologies Ltd.(b)	21	2,262
Israel Discount Bank Ltd., Class A	1,402	5,841
Teva Pharmaceutical Industries Ltd., ADR(b)	985	6,797
Wix.com Ltd.(b)	13	1,823
		16,723
Italy-1.08%
Assicurazioni Generali S.p.A.	1,229	22,291
Enel S.p.A.	5,066	36,787
Eni S.p.A.	2,289	34,484
FinecoBank Banca Fineco S.p.A.	313	3,232
Leonardo S.p.A.	491	6,018
Pirelli & C S.p.A., REGS(c)	937	4,876
Poste Italiane S.p.A., REGS(c)	566	6,091
Telecom Italia S.p.A.(b)	14,937	7,968
UniCredit S.p.A.	1,114	12,342
		134,089
Japan-14.44%
Advantest Corp.	101	4,153
Aeon Co. Ltd.	1,611	28,594
AGC, Inc.	202	5,833
Aisin Seiki Co. Ltd.	603	17,895
Ajinomoto Co., Inc.	302	5,511
Alfresa Holdings Corp.	704	15,951
Alps Alpine Co. Ltd.	300	5,243
Asahi Group Holdings, Ltd.	180	8,404
Asahi Intecc Co. Ltd.	100	2,237
Asahi Kasei Corp.	1,003	9,083
Benesse Holdings, Inc.	200	5,121
Bridgestone Corp.	551	21,039
Brother Industries Ltd.	300	5,200
Calbee, Inc.	101	3,083
Coca-Cola Bottlers Japan Holdings, Inc.(a)	184	4,004
CyberAgent, Inc.	100	4,513
Dai Nippon Printing Co., Ltd.	500	10,830
Dai-ichi Life Holdings, Inc.	1,308	17,843
Daito Trust Construction Co., Ltd.	101	13,017
Daiwa House Industry Co., Ltd.	448	14,063
Denso Corp.	588	24,695
Fuji Electric Co. Ltd.	201	5,738
FUJIFILM Holdings Corp.	302	12,943
Fujitsu Ltd.	191	14,761
Hakuhodo DY Holdings, Inc.	603	8,913
Hino Motors Ltd.	1,107	8,719
Hitachi Construction Machinery Co. Ltd.	300	6,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
	Shares	Value
Japan-(continued)
Hitachi High-Technologies Corp.	100	$ 5,408
Hitachi, Ltd.	826	28,240
Honda Motor Co., Ltd.	2,313	54,989
Idemitsu Kosan Co. Ltd.	788	21,195
IHI Corp.	302	5,887
Iida Group Holdings Co. Ltd.	604	9,412
Isetan Mitsukoshi Holdings Ltd.(a)	1,106	8,388
Isuzu Motors Ltd.	1,006	10,833
ITOCHU Corp.	2,034	40,596
Itochu Techno-Solutions Corp.	101	2,786
Japan Post Holdings Co. Ltd.	2,815	25,619
Japan Tobacco, Inc.	590	12,509
JFE Holdings, Inc.	1,400	16,401
JGC Corp.	301	3,502
JTEKT Corp.	700	7,597
JXTG Holdings, Inc.	8,646	35,767
Kajima Corp.	832	10,135
Kansai Electric Power Co., Inc. (The)	1,007	12,262
Kawasaki Heavy Industries Ltd.	400	7,850
KDDI Corp.	805	21,501
Kikkoman Corp.	100	4,503
Kirin Holdings Co. Ltd.	446	8,817
Kobe Steel Ltd.	1,709	8,920
Komatsu Ltd.	479	10,185
Konica Minolta, Inc.	604	4,302
Kubota Corp.	604	8,678
LIXIL Group Corp.	404	6,626
Marubeni Corp.	3,925	25,075
Maruichi Steel Tube Ltd.	302	7,352
Mazda Motor Corp.	1,709	14,365
Medipal Holdings Corp.	805	17,117
MEIJI Holdings Co. Ltd.	101	7,022
MINEBEA MITSUMI, Inc.	300	4,638
MISUMI Group, Inc.	127	2,881
Mitsubishi Chemical Holdings Corp.	2,486	17,078
Mitsubishi Corp.	2,071	50,436
Mitsubishi Electric Corp.	1,363	16,481
Mitsubishi Heavy Industries Ltd.	403	15,156
Mitsubishi Materials Corp.	300	7,278
Mitsubishi Motors Corp.	2,650	11,085
Mitsubishi UFJ Financial Group, Inc.	5,810	27,937
Mitsui & Co., Ltd.	1,547	24,237
Mitsui Fudosan Co., Ltd.	303	7,268
Mitsui OSK Lines Ltd.	300	7,071
MS&AD Insurance Group Holdings, Inc.	504	16,035
Nabtesco Corp.	63	1,813
NEC Corp.	202	8,659
Nippon Express Co. Ltd.	200	10,344
Nippon Paint Holdings Co. Ltd.	100	4,739
Nippon Steel Corp.	1,891	26,473
Nippon Telegraph & Telephone Corp.	906	43,497
Nippon Yusen KK	605	9,040
Nissan Motor Co. Ltd.	6,575	40,660
Nisshin Seifun Group, Inc.	201	3,783
Nomura Real Estate Holdings, Inc.	201	4,264
NSK Ltd.	704	5,651
Obayashi Corp.	1,000	9,223
Oji Holdings Corp.	1,500	6,995
ORIX Corp.	626	9,253
Otsuka Corp.	100	3,717
	Shares	Value
Japan-(continued)
Panasonic Corp.	3,994	$ 30,859
Persol Holdings Co. Ltd.	201	4,085
Pigeon Corp.	100	3,637
Recruit Holdings Co., Ltd.	302	9,159
Renesas Electronics Corp.(b)	1,009	6,312
Ricoh Co. Ltd.	855	7,918
Sega Sammy Holdings, Inc.	301	4,129
Seiko Epson Corp.	500	6,656
Seven & i Holdings Co., Ltd.	705	24,953
SG Holdings Co. Ltd.	302	8,089
Sharp Corp.	806	8,322
Shiseido Co. Ltd.	101	8,269
Softbank Corp.	1,007	14,140
SoftBank Group Corp.	604	27,450
Sompo Holdings, Inc.	202	8,077
Sony Corp.	539	30,681
Sony Financial Holdings, Inc.	201	4,647
Subaru Corp.	504	13,513
Sumitomo Chemical Co., Ltd.	3,183	13,944
Sumitomo Corp.	1,409	21,139
Sumitomo Electric Industries Ltd.	1,509	17,785
Sumitomo Metal Mining Co., Ltd.	200	5,637
Sumitomo Mitsui Financial Group, Inc.	805	26,423
Suzuken Co. Ltd.	224	12,050
Suzuki Motor Corp.	375	14,478
T&D Holdings, Inc.	600	5,848
Taiheiyo Cement Corp.	300	7,580
Taisei Corp.	200	7,085
Takeda Pharmaceutical Co. Ltd.	206	6,967
TDK Corp.	101	8,050
Tohoku Electric Power Co., Inc.	1,207	12,076
Tokio Marine Holdings, Inc.	302	15,569
Tokyo Century Corp.	100	4,032
Tokyo Electric Power Co. Holdings, Inc.(b)	4,123	19,655
Tokyo Gas Co., Ltd.	555	14,042
Tokyu Fudosan Holdings Corp.	704	4,371
Toray Industries, Inc.	1,377	9,828
Toshiba Corp.	457	14,208
TOTO Ltd.	100	3,622
Toyo Seikan Group Holdings Ltd.	301	4,390
Toyo Suisan Kaisha Ltd.	101	4,115
Toyota Motor Corp.	1,707	111,929
Toyota Tsusho Corp.	805	24,989
Welcia Holdings Co. Ltd.	100	5,229
Yahoo Japan Corp.	2,512	6,295
Yamada Denki Co. Ltd.	2,500	11,776
Yamaha Motor Co., Ltd.	503	8,236
Yamato Holdings Co. Ltd.	503	8,715
Yamazaki Baking Co. Ltd.	202	3,513
		1,797,805
Luxembourg-0.29%
ArcelorMittal	2,285	32,944
Reinet Investments SCA	180	3,004
		35,948
Macau-0.06%
SJM Holdings Ltd.	7,788	7,365
Malaysia-0.31%
Genting Plantations Bhd	5,153	12,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
	Shares	Value
Malaysia-(continued)
IHH Healthcare Bhd	6,854	$ 9,436
QL Resources Bhd	4,000	6,601
Sime Darby Plantation Bhd	6,022	7,131
Sime Darby Property Bhd	16,300	3,411
		38,857
Mexico-0.59%
Alfa, S.A.B. de C.V., Class A	8,825	7,529
Alsea S.A.B. de C.V.	1,378	2,935
America Movil S.A.B. de C.V., Series L	19,501	14,246
Arca Continental S.A.B. de C.V.	704	3,684
Cemex S.A.B. de C.V.	17,553	6,534
Fomento Economico Mexicano, S.A.B. de C.V.	449	4,095
Grupo Bimbo, S.A.B. de C.V., Series A	2,966	5,183
Grupo Financiero Banorte S.A.B. de C.V., Class O	836	4,492
Grupo Mexico S.A.B. de C.V., Class B	1,715	3,945
Grupo Televisa SAB	1,402	2,476
Megacable Holdings S.A.B. de C.V., Series CPO	295	1,203
Mexichem S.A.B. de C.V.	2,359	4,320
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,338	12,264
		72,906
Netherlands-1.22%
Adyen N.V., REGS(b)(c)	2	1,451
Aegon N.V.	2,137	8,150
Akzo Nobel N.V.	135	12,112
EXOR N.V.	829	56,145
ING Groep N.V.	1,875	17,958
Koninklijke Ahold Delhaize N.V.	1,258	29,488
NXP Semiconductors N.V.	107	10,929
Randstad N.V.	328	15,333
		151,566
New Zealand-0.04%
Fisher & Paykel Healthcare Corp. Ltd.	421	4,421
Norway-0.38%
DNB ASA	576	9,292
Equinor ASA	1,677	28,692
Schibsted ASA, Class B	63	1,827
Yara International ASA	184	7,987
		47,798
Pakistan-0.01%
MCB Bank Ltd.	1,088	1,175
Peru-0.04%
Southern Copper Corp.	140	4,424
Philippines-0.20%
Alliance Global Group, Inc.	9,246	2,256
Altus San Nicolas Corp.(b)(d)	95	9
BDO Unibank, Inc.	1,867	5,344
GT Capital Holdings, Inc.	145	2,529
Manila Electric Co.	973	6,822
Megaworld Corp.	18,192	1,793
Robinsons Land Corp.	4,959	2,381
Security Bank Corp.	912	3,574
		24,708
Poland-0.24%
Alior Bank S.A.(b)	285	2,899
Bank Millennium S.A.(b)	2,276	3,819
Grupa Lotos S.A.	202	4,380
	Shares	Value
Poland-(continued)
Jastrzebska Spolka Weglowa S.A.	295	$ 2,207
PGE Polska Grupa Energetyczna S.A.(b)	2,239	4,344
Polski Koncern Naftowy ORLEN S.A.	451	10,292
Powszechny Zaklad Ubezpieczen S.A.	223	2,099
		30,040
Portugal-0.14%
EDP - Energias de Portugal S.A.	4,541	17,193
Qatar-0.15%
Masraf Al Rayan Q.P.S.C.	14,126	14,081
Qatar Fuel Co. Q.P.S.C	826	4,899
		18,980
Russia-1.72%
Evraz PLC	966	5,839
Gazprom PJSC, ADR	6,879	47,465
LUKOIL PJSC, ADR	679	54,551
Magnit PJSC, REGS, GDR(c)	846	11,171
MMC Norilsk Nickel PJSC, ADR	580	14,065
Mobile TeleSystems PJSC, ADR	1,039	8,343
Rosneft Oil Co. PJSC, REGS, GDR(c)	6,825	41,591
Sberbank of Russia PJSC, ADR	1,723	23,614
VTB Bank PJSC, REGS, GDR(c)	6,928	8,023
		214,662
Saudi Arabia-0.38%
Advanced Petrochemical Co.	144	2,150
Al Rajhi Bank	148	2,387
Etihad Etisalat Co.(b)	172	1,140
Jarir Marketing Co.	47	1,947
National Commercial Bank	218	2,769
Rabigh Refining & Petrochemical Co.(b)	502	2,653
Sahara International Petrochemical Co.	229	1,104
Saudi Airlines Catering Co.	174	4,059
Saudi Arabian Fertilizer Co.	46	969
Saudi Arabian Mining Co.(b)	70	827
Saudi Basic Industries Corp.	562	14,969
Saudi British Bank (The)	96	819
Saudi Electricity Co.	959	5,242
Saudi Telecom Co.	154	4,065
Yanbu National Petrochemical Co., Class A	163	2,329
		47,429
Singapore-0.48%
BOC Aviation Ltd., REGS(c)	243	2,112
Singapore Exchange Ltd.	3,831	22,646
Venture Corp. Ltd.	503	5,504
Wilmar International Ltd.	10,543	28,957
		59,219
South Africa-0.48%
Anglo American Platinum Ltd.	89	5,456
AngloGold Ashanti Ltd.	237	5,403
Bid Corp. Ltd.	529	11,323
Clicks Group Ltd.	529	6,933
Kumba Iron Ore Ltd.	131	3,390
Liberty Holdings Ltd.	1,117	8,065
Sappi Ltd.	1,450	4,318
Sasol Ltd.	529	10,032
Tiger Brands Ltd.	376	5,174
		60,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
	Shares	Value
South Korea-4.01%
Amorepacific Corp.	34	$ 3,649
AMOREPACIFIC Group	105	5,115
CJ CheilJedang Corp.	34	6,414
CJ Corp.	186	12,515
Daewoo Engineering & Construction Co. Ltd.(b)	1,503	5,187
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	170	3,832
DB Insurance Co. Ltd.	143	5,655
Fila Korea Ltd.	26	1,228
GS Engineering & Construction Corp.	172	4,601
Hanwha Corp.	757	15,312
Hanwha Life Insurance Co. Ltd.	3,811	7,992
Hyundai Engineering & Construction Co. Ltd.	183	6,247
Hyundai Glovis Co. Ltd.	62	8,190
Hyundai Heavy Industries Holdings Co. Ltd.	43	11,768
Hyundai Marine & Fire Insurance Co. Ltd.	259	5,110
Hyundai Mobis Co., Ltd.	61	12,515
Hyundai Motor Co.	269	28,538
Kia Motors Corp.	473	17,065
Korea Electric Power Corp.(b)	864	18,225
Korea Gas Corp.	296	9,543
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	71	6,448
LG Chem Ltd.	42	11,460
LG Display Co. Ltd.(b)	750	8,638
LG Electronics, Inc.	343	17,359
LG Innotek Co. Ltd.	38	3,090
Lotte Chemical Corp.	41	7,616
Lotte Shopping Co. Ltd.	80	8,982
Meritz Securities Co. Ltd.	761	2,987
Ottogi Corp.	9	4,243
POSCO	140	24,388
POSCO Chemtech Co. Ltd.	47	2,045
Posco International Corp.	645	9,772
Samsung C&T Corp.	200	14,266
Samsung Electronics Co., Ltd.	1,649	59,902
Samsung Electronics Co., Ltd., Preference Shares	223	6,784
Samsung Engineering Co., Ltd.(b)	226	2,892
Samsung Fire & Marine Insurance Co., Ltd.	36	6,806
Samsung Heavy Industries Co. Ltd.(b)	794	5,080
Samsung Life Insurance Co. Ltd.	125	7,038
Samsung SDS Co. Ltd.	34	5,502
SK Holdings Co. Ltd.	238	39,298
SK Hynix, Inc.	277	17,701
SK Innovation Co. Ltd.	143	19,480
SK Telecom Co., Ltd.	48	9,491
S-Oil Corp.	121	9,660
		499,629
Spain-1.27%
ACS Actividades de Construccion y Servicios S.A.	430	16,275
Banco Bilbao Vizcaya Argentaria, S.A.	4,102	19,465
Banco Santander, S.A.	8,606	32,602
CaixaBank, S.A.	3,032	6,882
Cellnex Telecom S.A., REGS(b)(c)	42	1,684
Endesa, S.A.	608	15,648
Mapfre S.A.(a)	2,634	6,869
Naturgy Energy Group S.A.	530	13,891
	Shares	Value
Spain-(continued)
Repsol S.A.	1,154	$ 16,800
Siemens Gamesa Renewable Energy S.A.	338	4,610
Telefonica S.A.	3,272	22,704
		157,430
Sweden-0.67%
Boliden AB	388	8,585
Electrolux AB, Series B	483	10,811
Essity AB, Class B	491	15,326
Hennes & Mauritz AB, Class B	588	11,271
Husqvarna AB, Class B	777	6,029
Telefonaktiebolaget LM Ericsson, Class B	1,496	11,664
Volvo AB, Class B	1,433	19,800
		83,486
Switzerland-2.13%
ABB Ltd.	1,100	20,845
Credit Suisse Group AG(b)	1,647	19,251
Glencore PLC(b)	24,833	71,661
LafargeHolcim Ltd.(b)	364	17,206
Nestle S.A.	432	48,463
Roche Holding AG	106	28,989
Schindler Holding AG, PC	57	13,019
SGS S.A.	10	24,559
UBS Group AG(b)	1,977	20,880
		264,873
Taiwan-2.02%
Acer, Inc.	12,000	6,571
AU Optronics Corp.	30,806	8,023
Chunghwa Telecom Co., Ltd.	5,113	17,743
Compal Electronics, Inc.	32,634	18,650
Formosa Chemicals & Fibre Corp.	5,025	14,094
Hon Hai Precision Industry Co., Ltd.	25,848	61,061
Innolux Corp.	26,000	5,811
Inventec Corp.	13,082	8,955
Nan Ya Plastics Corp.	9,050	19,823
Pegatron Corp.	9,769	16,297
Quanta Computer, Inc.	9,382	16,876
Shanghai Commercial and Savings Bank Ltd. (The)	4,031	6,519
Shanghai Commercial and Savings Bank Ltd. (The), Rts. expiring 10/10/19	408	192
Standard Foods Corp.	2,456	4,864
Taiwan Semiconductor Manufacturing Co., Ltd.	3,968	32,719
Wistron Corp.	16,069	12,739
		250,937
Thailand-0.71%
Banpu PCL, NVDR	11,737	4,876
Berli Jucker PCL, NVDR	4,134	7,336
Charoen Pokphand Foods PCL, NVDR	9,116	8,796
Gulf Energy Development PCL, NVDR	1,000	4,743
Kasikornbank PCL, NVDR	2,527	13,225
Land & Houses PCL, NVDR	15,131	5,345
Minor International PCL, NVDR	6,566	8,161
Muangthai Capital PCL, NVDR	800	1,439
PTT PCL, NVDR	23,865	34,542
		88,463
Turkey-0.29%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,245	5,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
	Shares	Value
Turkey-(continued)
Haci Omer Sabanci Holding A.S.	4,644	$ 6,990
KOC Holding A.S.	5,086	15,268
Tupras-Turkiye Petrol Rafinerileri A.S.	389	8,413
		36,137
United Arab Emirates-0.13%
Dubai Islamic Bank PJSC	8,700	12,127
Emaar Development	3,305	3,698
		15,825
United Kingdom-5.35%
Associated British Foods PLC	338	9,348
AstraZeneca PLC	104	9,269
Aviva PLC	2,723	11,743
BAE Systems PLC	1,479	9,827
BP PLC	15,938	97,089
British American Tobacco PLC	281	9,856
BT Group PLC	6,332	12,773
Centrica PLC	18,863	16,012
CNH Industrial N.V.	1,210	12,459
DCC PLC	124	10,547
Direct Line Insurance Group PLC	1,147	3,955
Fiat Chrysler Automobiles N.V.	2,480	32,331
G4S PLC	3,254	6,891
GlaxoSmithKline PLC	847	17,655
Halma PLC	192	4,590
Hargreaves Lansdown PLC	101	2,310
HSBC Holdings PLC	5,159	37,157
J Sainsbury PLC	6,748	16,116
John Wood Group PLC	1,344	6,169
Johnson Matthey PLC	317	11,234
Kingfisher PLC	3,549	8,404
Liberty Global PLC, Class A(b)	245	6,546
Lloyds Banking Group PLC	28,698	17,415
Marks & Spencer Group PLC(a)	3,998	9,361
Ocado Group PLC(b)	124	1,956
Pearson PLC(a)	453	4,587
Prudential PLC	847	14,111
Rentokil Initial PLC	1,011	5,543
Rolls-Royce Holdings PLC(b)	927	8,706
Royal Bank of Scotland Group PLC (The)	4,537	10,247
Royal Dutch Shell PLC, Class A	4,385	121,518
RSA Insurance Group PLC	774	4,934
Spirax-Sarco Engineering PLC	42	4,105
SSE PLC	621	8,705
Standard Chartered PLC	1,622	12,287
Standard Life Aberdeen PLC	1,116	3,388
TechnipFMC PLC	490	12,172
Tesco PLC	11,242	30,011
Unilever N.V.	440	27,348
Vodafone Group PLC	9,195	17,384
		666,059
United States-33.29%
AbbVie, Inc.	200	13,148
Accenture PLC, Class A	114	22,591
Advance Auto Parts, Inc.	50	6,897
Aflac, Inc.	189	9,484
Alleghany Corp.(b)	5	3,747
Allergan PLC	41	6,549
Alliance Data Systems Corp.	30	3,689
	Shares	Value
United States-(continued)
Allstate Corp. (The)	143	$ 14,642
Ally Financial, Inc.	234	7,336
Alphabet, Inc., Class A(b)	42	50,002
Altice USA, Inc., Class A(b)	132	3,812
Amazon.com, Inc.(b)	46	81,709
Amcor PLC	797	7,827
American Airlines Group, Inc.	686	18,049
American International Group, Inc.	183	9,523
Ameriprise Financial, Inc.	62	7,997
AmerisourceBergen Corp.	705	58,000
Amgen, Inc.	56	11,683
Anthem, Inc.	124	32,428
Aon PLC	38	7,404
Apple, Inc.	420	87,671
Aptiv PLC	106	8,816
Aramark	266	10,869
Archer-Daniels-Midland Co.	672	25,570
Arconic, Inc.	235	6,072
Arista Networks, Inc.(b)	11	2,493
Arrow Electronics, Inc.(b)	213	14,740
Arthur J. Gallagher & Co.	70	6,350
Assurant, Inc.	27	3,321
AT&T, Inc.	1,793	63,221
Automatic Data Processing, Inc.	72	12,228
Avery Dennison Corp.	68	7,859
AXA Equitable Holdings, Inc.	318	6,605
Baker Hughes, a GE Co., Class A	576	12,493
Ball Corp.	92	7,398
Bank of America Corp.	1,644	45,226
Bausch Health Cos., Inc.(b)	138	2,946
Berkshire Hathaway, Inc., Class B(b)	259	52,683
Best Buy Co., Inc.	266	16,931
Boeing Co. (The)	104	37,865
Bristol-Myers Squibb Co.	231	11,104
Bunge Ltd.	309	16,504
Burlington Stores, Inc.(b)	27	5,467
C.H. Robinson Worldwide, Inc.	162	13,687
Cadence Design Systems Inc.(b)	48	3,287
Camden Property Trust	86	9,309
Capital One Financial Corp.	160	13,859
Capri Holdings Ltd.(b)	132	3,482
Cardinal Health, Inc.	1,172	50,548
CarMax, Inc.(b)	106	8,828
Caterpillar, Inc.	184	21,896
Cboe Global Markets, Inc.	34	4,051
CBRE Group, Inc., Class A(b)	221	11,552
CDW Corp.	87	10,048
Celgene Corp.(b)	82	7,938
Centene Corp.(b)	503	23,450
CenturyLink, Inc.(a)	844	9,605
Charter Communications, Inc., Class A(b)	46	18,841
Chevron Corp.	478	56,270
Chipotle Mexican Grill, Inc.(b)	6	5,031
Chubb Ltd.	80	12,502
Cigna Corp.	125	19,246
Cincinnati Financial Corp.	41	4,612
Citigroup, Inc.	648	41,699
Cognizant Technology Solutions Corp., Class A	126	7,735
Comcast Corp., Class A	885	39,170
ConocoPhillips	555	28,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
	Shares	Value
United States-(continued)
Copart, Inc.(b)	65	$ 4,900
Corteva, Inc.	213	6,245
Costco Wholesale Corp.	199	58,657
Coty, Inc., Class A	483	4,613
Crown Holdings, Inc.(b)	86	5,662
Cummins, Inc.	85	12,688
CVS Health Corp.	1,185	72,190
D.R. Horton, Inc.	171	8,459
DaVita, Inc.(b)	116	6,539
Deere & Co.	104	16,111
Delta Air Lines, Inc.	400	23,144
DexCom, Inc.(b)	13	2,231
DocuSign Inc(b)	23	1,074
Dollar General Corp.	106	16,546
Dollar Tree, Inc.(b)	105	10,661
Dow, Inc.	448	19,098
Dropbox, Inc., Class A(b)	55	985
DuPont de Nemours, Inc.	167	11,344
DXC Technology Co.	249	8,272
Elanco Animal Health, Inc.(b)	121	3,148
EOG Resources, Inc.	270	20,031
EPAM Systems, Inc.(b)	20	3,827
Equity LifeStyle Properties, Inc.	65	8,757
Erie Indemnity Co., Class A	7	1,535
Everest Re Group, Ltd.	17	4,010
Exelon Corp.	551	26,040
Exxon Mobil Corp.	1,423	97,447
F5 Networks, Inc.(b)	54	6,951
FactSet Research Systems, Inc.	23	6,258
FedEx Corp.	186	29,501
Ferguson PLC	130	9,569
Fidelity National Financial, Inc.	94	4,130
FirstEnergy Corp.	378	17,388
Flex Ltd.(b)	1,007	9,697
Fluor Corp.	394	6,962
Ford Motor Co.	5,868	53,810
Fortinet, Inc.(b)	26	2,059
Fox Corp., Class A	225	7,463
Freeport-McMoRan, Inc.	807	7,416
Gap, Inc. (The)	494	7,800
General Dynamics Corp.	97	18,553
General Electric Co.	4,876	40,227
General Motors Co.	1,364	50,591
Genuine Parts Co.	145	13,092
Gilead Sciences, Inc.	171	10,865
Globe Life, Inc.	68	6,070
GoDaddy, Inc., Class A(b)	102	6,461
Goldman Sachs Group, Inc. (The)	96	19,575
GrubHub, Inc.(a)(b)	28	1,662
HCA Healthcare, Inc.	149	17,910
HD Supply Holdings, Inc.(b)	193	7,510
HEICO Corp.(a)	26	3,761
Hewlett Packard Enterprise Co.	1,025	14,165
Hilton Worldwide Holdings, Inc.	97	8,960
HollyFrontier Corp.	160	7,098
Home Depot, Inc. (The)	221	50,368
Hormel Foods Corp.	205	8,735
HP, Inc.	1,152	21,070
Huntington Ingalls Industries, Inc.	29	6,061
Ingersoll-Rand PLC	98	11,867
	Shares	Value
United States-(continued)
Ingredion, Inc.	75	$ 5,795
Intel Corp.	690	32,713
International Business Machines Corp.	220	29,817
International Paper Co.	300	11,730
Ionis Pharmaceuticals, Inc.(b)	14	885
IQVIA Holdings, Inc.(b)	44	6,827
Jack Henry & Associates, Inc.	43	6,233
Jacobs Engineering Group, Inc.	88	7,820
JBS S.A.	2,314	16,598
Jefferies Financial Group, Inc.	212	3,952
Johnson & Johnson	249	31,962
Johnson Controls International PLC	294	12,551
Jones Lang LaSalle, Inc.	68	9,115
JPMorgan Chase & Co.	537	58,995
KKR & Co., Inc., Class A	134	3,463
Knight-Swift Transportation Holdings, Inc.	123	4,199
Kohl’s Corp.	188	8,885
Kroger Co. (The)	1,828	43,287
L Brands, Inc.	265	4,375
Lamb Weston Holdings, Inc.	40	2,816
Lear Corp.	99	11,114
Leidos Holdings, Inc.	87	7,600
Live Nation Entertainment, Inc.(b)	114	7,924
Lockheed Martin Corp.	59	22,662
Loews Corp.	103	4,951
Lowe’s Cos., Inc.	289	32,426
LyondellBasell Industries N.V., Class A	240	18,571
Macy’s, Inc.	592	8,738
ManpowerGroup, Inc.	143	11,689
Marathon Petroleum Corp.	711	34,988
Markel Corp.(b)	5	5,715
MarketAxess Holdings, Inc.	4	1,590
Marriott International, Inc., Class A	78	9,833
McKesson Corp.	501	69,273
Merck & Co., Inc.	229	19,802
MetLife, Inc.	357	15,815
MGM Resorts International	302	8,474
Micron Technology, Inc.(b)	370	16,750
Microsoft Corp.	341	47,010
Molson Coors Brewing Co., Class B	93	4,776
Mondelez International, Inc., Class A	298	16,456
MongoDB, Inc.(b)	6	914
Morgan Stanley	529	21,948
Mylan N.V.(b)	262	5,101
Netflix, Inc.(b)	24	7,050
Newell Brands, Inc.	211	3,503
News Corp., Class A	360	4,950
NIKE, Inc., Class B	218	18,421
Nordstrom, Inc.(a)	297	8,604
Northrop Grumman Corp.	34	12,508
NRG Energy, Inc.	211	7,680
Okta, Inc.(b)	16	2,024
Oracle Corp.	329	17,128
Palo Alto Networks, Inc.(b)	14	2,851
Paycom Software, Inc.(b)	7	1,751
PepsiCo, Inc.	203	27,756
PerkinElmer, Inc.	56	4,631
Perrigo Co. PLC	70	3,275
Pfizer, Inc.	612	21,757
Philip Morris International, Inc.	131	9,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
	Shares	Value
United States-(continued)
Phillips 66	393	$ 38,762
Plains GP Holdings L.P., Class A(b)	638	13,985
Polaris Industries, Inc.	58	4,757
Procter & Gamble Co. (The)	277	33,304
Prudential Financial, Inc.	164	13,135
PTC, Inc.(b)	32	2,095
Public Storage	29	7,677
PulteGroup, Inc.	185	6,253
PVH Corp.	81	6,140
QUALCOMM, Inc.	156	12,132
Qurate Retail, Inc., Class A(b)	500	5,355
Raytheon Co.	73	13,528
Reinsurance Group of America, Inc.	47	7,237
Roku, Inc.(b)	9	1,362
S&P Global, Inc.	31	8,066
Sarepta Therapeutics, Inc.(b)	10	902
Seagate Technology PLC	122	6,126
Snap, Inc., Class A(a)(b)	142	2,248
Southwest Airlines Co.	257	13,446
Spirit AeroSystems Holdings, Inc., Class A	81	6,529
Sprint Corp.(b)	1,810	12,290
STERIS PLC	72	11,117
Sun Communities, Inc.	55	8,129
SVB Financial Group(b)	24	4,671
Synchrony Financial	281	9,006
Synopsys, Inc.(b)	47	6,665
Sysco Corp.	352	26,164
Target Corp.	333	35,644
Tesla, Inc.(a)(b)	38	8,573
Textron, Inc.	185	8,325
Thermo Fisher Scientific, Inc.	50	14,353
T-Mobile US, Inc.(b)	245	19,122
Total System Services, Inc.	37	4,966
Travelers Cos., Inc. (The)	84	12,345
Twilio, Inc., Class A(a)(b)	12	1,566
Tyson Foods, Inc., Class A	143	13,305
Uber Technologies, Inc.(a)(b)	185	6,025
Under Armour, Inc., Class A(b)	141	2,624
United Airlines Holdings, Inc.(b)	254	21,415
United Parcel Service, Inc., Class B	204	24,207
United Technologies Corp.	230	29,955
UnitedHealth Group, Inc.	320	74,880
Unum Group	156	3,964
Valero Energy Corp.	500	37,640
Verizon Communications, Inc.	882	51,297
VF Corp.	137	11,227
	Shares	Value
United States-(continued)
Viacom, Inc., Class B	221	$ 5,521
Vistra Energy Corp.	260	6,487
Voya Financial, Inc.	146	7,201
W.R. Berkley Corp.	83	5,914
W.W. Grainger, Inc.	25	6,841
Wabtec Corp.	77	5,329
Walgreens Boots Alliance, Inc.	967	49,501
Walmart, Inc.	1,523	174,018
Walt Disney Co. (The)	216	29,648
Wayfair, Inc., Class A(a)(b)	25	2,819
WellCare Health Plans, Inc.(b)	37	10,017
Wells Fargo & Co.	953	44,381
Western Digital Corp.	120	6,872
Westlake Chemical Corp.	88	5,156
Westrock Co.	226	7,725
Whirlpool Corp.	78	10,849
Willis Towers Watson PLC	30	5,939
WP Carey, Inc.	87	7,813
Xerox Holdings Corp.	139	4,030
XPO Logistics, Inc.(a)(b)	111	7,865
Zebra Technologies Corp., Class A(b)	15	3,075
		4,143,360
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $12,824,926)		12,430,238
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.24%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(e)(f)	115,717	115,717
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(e)(f)	38,649	38,664
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $154,381)		154,381
TOTAL INVESTMENTS IN SECURITIES-101.11% (Cost $12,979,307)		12,584,619
OTHER ASSETS LESS LIABILITIES-(1.11)%		(138,166)
NET ASSETS-100.00%		$12,446,453

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
PC-Participation Certificate
REGS-Regulation S
REIT-Real Estate Investment Trust
Rts.-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Global Revenue ETF (RGLB)—(continued)
August 31, 2019
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at August 31, 2019.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $199,203, which represented 1.60% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P 500 Revenue ETF (RWL)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-7.38%
Activision Blizzard, Inc.	12,138	$ 614,183
Alphabet, Inc., Class A(b)	4,902	5,835,978
Alphabet, Inc., Class C(b)	4,907	5,830,007
AT&T, Inc.	415,179	14,639,212
CBS Corp., Class B	23,007	967,674
CenturyLink, Inc.(c)	157,531	1,792,703
Charter Communications, Inc., Class A(b)	8,517	3,488,478
Comcast Corp., Class A	175,204	7,754,529
Discovery, Inc., Class A(b)(c)	14,239	392,996
Discovery, Inc., Class C(b)	15,398	400,810
DISH Network Corp., Class A(b)	26,865	901,589
Electronic Arts, Inc.(b)	4,021	376,687
Facebook, Inc., Class A(b)	24,562	4,560,427
Fox Corp., Class A	12,152	403,082
Fox Corp., Class B	12,252	401,866
Interpublic Group of Cos., Inc. (The)	33,911	674,151
Netflix, Inc.(b)	3,691	1,084,231
News Corp., Class A	32,892	452,265
News Corp., Class B	31,869	451,265
Omnicom Group, Inc.	14,407	1,095,796
Take-Two Interactive Software, Inc.(b)	1,828	241,241
TripAdvisor, Inc.(b)	2,672	101,509
Twitter, Inc.(b)	6,612	282,002
Verizon Communications, Inc.	169,418	9,853,351
Viacom, Inc., Class B	32,825	819,968
Walt Disney Co. (The)	31,707	4,352,103
		67,768,103
Consumer Discretionary-12.69%
Advance Auto Parts, Inc.	4,805	662,850
Amazon.com, Inc.(b)	9,769	17,352,577
Aptiv PLC	14,426	1,199,810
AutoZone, Inc.(b)	780	859,318
Best Buy Co., Inc.	49,100	3,125,215
Booking Holdings, Inc.(b)	612	1,203,443
BorgWarner, Inc.	19,031	620,981
Capri Holdings Ltd.(b)	11,807	311,469
CarMax, Inc.(b)	16,445	1,369,540
Carnival Corp.	27,477	1,211,186
Chipotle Mexican Grill, Inc.(b)	521	436,817
D.R. Horton, Inc.	27,276	1,349,344
Darden Restaurants, Inc.	5,322	643,856
Dollar General Corp.	14,547	2,270,641
Dollar Tree, Inc.(b)	15,814	1,605,595
eBay, Inc.	20,913	842,585
Expedia Group, Inc.	6,749	878,045
Ford Motor Co.	1,197,250	10,978,782
Gap, Inc. (The)(c)	68,580	1,082,878
Garmin Ltd.	3,223	262,900
General Motors Co.	309,349	11,473,754
Genuine Parts Co.	13,859	1,251,329
H&R Block, Inc.	8,313	201,341
Hanesbrands, Inc.	31,516	430,509
Harley-Davidson, Inc.	12,122	386,692
Hasbro, Inc.	3,231	356,929
Hilton Worldwide Holdings, Inc.	7,309	675,132
Home Depot, Inc. (The)	40,310	9,187,052
	Shares	Value
Consumer Discretionary-(continued)
Kohl’s Corp.	31,800	$ 1,502,868
L Brands, Inc.	44,438	733,671
Leggett & Platt, Inc.	8,885	330,433
Lennar Corp., Class A	30,260	1,543,260
LKQ Corp.(b)	35,286	926,963
Lowe’s Cos., Inc.	54,073	6,066,991
Macy’s, Inc.	90,123	1,330,215
Marriott International, Inc., Class A	11,732	1,478,936
McDonald’s Corp.	7,679	1,673,792
MGM Resorts International	33,095	928,646
Mohawk Industries, Inc.(b)	4,969	590,764
Newell Brands, Inc.	44,460	738,036
NIKE, Inc., Class B	35,044	2,961,218
Nordstrom, Inc.(c)	36,472	1,056,594
Norwegian Cruise Line Holdings Ltd.(b)	8,577	435,283
O’Reilly Automotive, Inc.(b)	1,885	723,388
PulteGroup, Inc.	23,499	794,266
PVH Corp.	8,320	630,656
Ralph Lauren Corp.	4,255	375,887
Ross Stores, Inc.	11,376	1,205,970
Royal Caribbean Cruises Ltd.	6,031	628,913
Starbucks Corp.	22,915	2,212,672
Tapestry, Inc.	15,336	316,688
Target Corp.	65,242	6,983,504
Tiffany & Co.	3,665	311,049
TJX Cos., Inc. (The)	56,034	3,080,189
Tractor Supply Co.	5,742	584,995
Ulta Beauty, Inc.(b)	1,479	351,603
Under Armour, Inc., Class A(b)	7,271	135,313
Under Armour, Inc., Class C(b)	8,246	139,522
VF Corp.	11,854	971,435
Whirlpool Corp.	11,632	1,617,895
Wynn Resorts, Ltd.	4,351	479,263
Yum! Brands, Inc.	3,835	447,851
		116,519,299
Consumer Staples-12.94%
Altria Group, Inc.	28,738	1,257,000
Archer-Daniels-Midland Co.	117,971	4,488,797
Brown-Forman Corp., Class B	4,453	262,682
Campbell Soup Co.	17,528	788,760
Church & Dwight Co., Inc.	4,101	327,178
Clorox Co. (The)	3,020	477,643
Coca-Cola Co. (The)	47,272	2,601,851
Colgate-Palmolive Co.	15,900	1,178,985
Conagra Brands, Inc.	22,483	637,618
Constellation Brands, Inc., Class A	3,270	668,225
Costco Wholesale Corp.	43,510	12,825,008
Coty, Inc., Class A	49,148	469,363
Estee Lauder Cos., Inc. (The), Class A	6,218	1,231,102
General Mills, Inc.	23,473	1,262,847
Hershey Co. (The)	4,287	679,404
Hormel Foods Corp.	17,486	745,078
JM Smucker Co. (The)	4,800	504,768
Kellogg Co.	18,235	1,145,158
Kimberly-Clark Corp.	10,095	1,424,505
Kraft Heinz Co. (The)	65,451	1,670,310
Kroger Co. (The)	375,734	8,897,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2019
	Shares	Value
Consumer Staples-(continued)
Lamb Weston Holdings, Inc.	4,493	$ 316,262
McCormick & Co., Inc.	2,618	426,394
Molson Coors Brewing Co., Class B	15,027	771,787
Mondelez International, Inc., Class A	35,293	1,948,879
Monster Beverage Corp.(b)	4,805	281,909
PepsiCo, Inc.	36,772	5,027,836
Philip Morris International, Inc.	28,815	2,077,273
Procter & Gamble Co. (The)	45,323	5,449,184
Sysco Corp.	62,697	4,660,268
Tyson Foods, Inc., Class A	37,480	3,487,139
Walgreens Boots Alliance, Inc.	194,866	9,975,191
Walmart, Inc.	357,176	40,810,930
		118,776,715
Energy-8.40%
Apache Corp.	19,978	430,925
Baker Hughes, a GE Co., Class A	78,762	1,708,348
Cabot Oil & Gas Corp.	7,340	125,661
Chevron Corp.	98,444	11,588,828
Cimarex Energy Co.	3,252	139,121
Concho Resources, Inc.	3,313	242,346
ConocoPhillips	47,199	2,462,844
Devon Energy Corp.	29,598	650,860
Diamondback Energy, Inc.	1,952	191,452
EOG Resources, Inc.	15,603	1,157,587
Exxon Mobil Corp.	280,346	19,198,094
Halliburton Co.	84,780	1,597,255
Helmerich & Payne, Inc.	4,378	164,569
Hess Corp.	8,698	547,539
HollyFrontier Corp.	32,789	1,454,520
Kinder Morgan, Inc.	52,315	1,060,425
Marathon Oil Corp.	32,387	383,462
Marathon Petroleum Corp.	165,431	8,140,859
National Oilwell Varco, Inc.	32,489	663,750
Noble Energy, Inc.	16,556	373,834
Occidental Petroleum Corp.	27,454	1,193,700
ONEOK, Inc.	14,382	1,025,149
Phillips 66	98,130	9,678,562
Pioneer Natural Resources Co.	4,957	611,793
Schlumberger Ltd.	69,109	2,241,205
TechnipFMC PLC (United Kingdom)	41,035	1,019,309
Valero Energy Corp.	112,578	8,474,872
Williams Cos., Inc. (The)	24,220	571,592
		77,098,461
Financials-13.30%
Affiliated Managers Group, Inc.	1,975	151,344
Aflac, Inc.	30,794	1,545,243
Allstate Corp. (The)	29,980	3,069,652
American Express Co.	27,379	3,295,610
American International Group, Inc.	68,594	3,569,632
Ameriprise Financial, Inc.	6,205	800,321
Aon PLC	4,292	836,296
Arthur J. Gallagher & Co.	5,934	538,273
Assurant, Inc.	6,271	771,333
Bank of America Corp.	298,986	8,225,105
Bank of New York Mellon Corp. (The)	33,185	1,395,761
BB&T Corp.	19,882	947,377
Berkshire Hathaway, Inc., Class B(b)	92,148	18,743,825
BlackRock, Inc.	2,380	1,005,693
Capital One Financial Corp.	27,806	2,408,556
	Shares	Value
Financials-(continued)
Cboe Global Markets, Inc.	1,820	$ 216,871
Charles Schwab Corp. (The)	21,138	808,951
Chubb Ltd.	16,393	2,561,898
Cincinnati Financial Corp.	4,634	521,279
Citigroup, Inc.	111,480	7,173,738
Citizens Financial Group, Inc.	15,949	538,119
CME Group, Inc.	1,692	367,655
Comerica, Inc.	3,951	243,579
Discover Financial Services	12,877	1,029,774
E*TRADE Financial Corp.	5,199	217,006
Everest Re Group, Ltd.	2,261	533,325
Fifth Third Bancorp	22,510	595,390
First Republic Bank	2,930	262,880
Franklin Resources, Inc.	13,110	344,531
Globe Life, Inc.	3,692	329,548
Goldman Sachs Group, Inc. (The)	20,501	4,180,359
Hartford Financial Services Group, Inc. (The)	26,151	1,524,080
Huntington Bancshares, Inc.	30,296	401,422
Intercontinental Exchange, Inc.	5,585	522,086
Invesco Ltd.(d)	18,710	293,747
Jefferies Financial Group, Inc.	29,233	544,903
JPMorgan Chase & Co.	93,505	10,272,459
KeyCorp	32,758	543,783
Lincoln National Corp.	19,754	1,044,592
Loews Corp.	20,070	964,765
M&T Bank Corp.	2,954	431,904
Marsh & McLennan Cos., Inc.	11,531	1,151,832
MetLife, Inc.	105,830	4,688,269
Moody’s Corp.	1,761	379,636
Morgan Stanley	89,656	3,719,827
MSCI, Inc.	478	112,153
Nasdaq, Inc.	3,386	338,058
Northern Trust Corp.	5,895	518,347
People’s United Financial, Inc.	9,217	132,448
PNC Financial Services Group, Inc. (The)	11,289	1,455,491
Principal Financial Group, Inc.	20,354	1,083,240
Progressive Corp. (The)	31,272	2,370,418
Prudential Financial, Inc.	47,866	3,833,588
Raymond James Financial, Inc.	7,098	557,264
Regions Financial Corp.	33,601	491,247
S&P Global, Inc.	2,111	549,261
State Street Corp.	16,830	863,547
SunTrust Banks, Inc.	12,304	756,819
SVB Financial Group(b)	1,007	195,982
Synchrony Financial	34,448	1,104,058
T. Rowe Price Group, Inc.	3,830	423,675
Travelers Cos., Inc. (The)	15,438	2,268,768
U.S. Bancorp	36,145	1,904,480
Unum Group	26,757	679,895
Wells Fargo & Co.	169,131	7,876,431
Willis Towers Watson PLC	3,380	669,139
Zions Bancorp. N.A.	5,242	215,394
		122,111,932
Health Care-16.56%
Abbott Laboratories	28,228	2,408,413
AbbVie, Inc.	31,341	2,060,357
ABIOMED, Inc.(b)	229	44,213
Agilent Technologies, Inc.	5,422	385,558
Alexion Pharmaceuticals, Inc.(b)	2,768	278,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2019
	Shares	Value
Health Care-(continued)
Align Technology, Inc.(b)	518	$ 94,851
Allergan PLC	10,242	1,635,852
AmerisourceBergen Corp.	155,741	12,812,812
Amgen, Inc.	10,179	2,123,543
Anthem, Inc.	24,827	6,492,757
Baxter International, Inc.	10,743	944,847
Becton, Dickinson and Co.	5,494	1,395,036
Biogen, Inc.(b)	4,085	897,679
Boston Scientific Corp.(b)	18,574	793,667
Bristol-Myers Squibb Co.	36,991	1,778,157
Cardinal Health, Inc.	245,909	10,606,055
Celgene Corp.(b)	12,311	1,191,705
Centene Corp.(b)	92,223	4,299,436
Cerner Corp.	5,727	394,648
Cigna Corp.	35,664	5,491,186
Cooper Cos., Inc. (The)	606	187,708
CVS Health Corp.	293,232	17,863,693
Danaher Corp.	10,865	1,543,808
DaVita, Inc.(b)	17,462	984,333
DENTSPLY SIRONA, Inc.	5,299	276,343
Edwards Lifesciences Corp.(b)	1,574	349,176
Eli Lilly and Co.	16,194	1,829,436
Gilead Sciences, Inc.	25,419	1,615,123
HCA Healthcare, Inc.	28,503	3,426,061
Henry Schein, Inc.(b)	13,087	806,421
Hologic, Inc.(b)	5,189	256,181
Humana, Inc.	17,625	4,991,576
IDEXX Laboratories, Inc.(b)	639	185,144
Illumina, Inc.(b)	750	211,005
Incyte Corp.(b)	1,938	158,567
Intuitive Surgical, Inc.(b)	583	298,111
IQVIA Holdings, Inc.(b)	5,634	874,115
Johnson & Johnson	43,759	5,616,905
Laboratory Corp. of America Holdings(b)	5,117	857,405
McKesson Corp.	121,704	16,828,012
Medtronic PLC	23,673	2,554,080
Merck & Co., Inc.	39,159	3,386,079
Mettler-Toledo International, Inc.(b)	281	184,558
Mylan N.V.(b)	49,904	971,631
Nektar Therapeutics(b)(c)	2,674	46,982
PerkinElmer, Inc.	2,266	187,398
Perrigo Co. PLC	8,202	383,690
Pfizer, Inc.	95,156	3,382,796
Quest Diagnostics, Inc.	5,638	577,162
Regeneron Pharmaceuticals, Inc.(b)	1,710	495,985
ResMed, Inc.	1,617	225,248
Stryker Corp.	5,366	1,184,062
Teleflex, Inc.	587	213,621
Thermo Fisher Scientific, Inc.	6,522	1,872,205
UnitedHealth Group, Inc.	71,293	16,682,562
Universal Health Services, Inc., Class B	6,703	969,120
Varian Medical Systems, Inc.(b)	1,750	185,378
Vertex Pharmaceuticals, Inc.(b)	1,445	260,129
Waters Corp.(b)	890	188,582
WellCare Health Plans, Inc.(b)	5,928	1,604,947
Zimmer Biomet Holdings, Inc.	5,074	706,301
Zoetis, Inc.	4,035	510,105
		152,061,420
	Shares	Value
Industrials-11.45%
3M Co.	14,661	$ 2,370,977
A.O. Smith Corp.	5,223	242,974
Alaska Air Group, Inc.	9,947	594,035
Allegion PLC	1,983	190,903
American Airlines Group, Inc.	103,395	2,720,322
AMETEK, Inc.	4,407	378,693
Arconic, Inc.	46,385	1,198,588
Boeing Co. (The)	21,814	7,942,259
C.H. Robinson Worldwide, Inc.	14,857	1,255,268
Caterpillar, Inc.	32,853	3,909,507
Cintas Corp.	2,171	572,710
Copart, Inc.(b)	1,998	150,629
CSX Corp.	12,127	812,752
Cummins, Inc.	11,165	1,666,600
Deere & Co.	19,478	3,017,337
Delta Air Lines, Inc.	60,640	3,508,630
Dover Corp.	5,572	522,319
Eaton Corp. PLC	20,881	1,685,514
Emerson Electric Co.	21,739	1,295,427
Equifax, Inc.	1,940	283,977
Expeditors International of Washington, Inc.	8,483	603,141
Fastenal Co.	12,144	371,849
FedEx Corp.	31,596	5,011,442
Flowserve Corp.	5,895	251,599
Fortive Corp.	6,882	487,934
Fortune Brands Home & Security, Inc.	7,777	397,094
General Dynamics Corp.	16,727	3,199,373
General Electric Co.	884,227	7,294,873
Honeywell International, Inc.	17,622	2,900,934
Huntington Ingalls Industries, Inc.	2,952	616,968
IHS Markit Ltd.(b)	5,257	344,912
Illinois Tool Works, Inc.	7,389	1,107,316
Ingersoll-Rand PLC	9,618	1,164,644
J.B. Hunt Transport Services, Inc.	7,280	786,531
Jacobs Engineering Group, Inc.	13,949	1,239,508
Johnson Controls International PLC	52,445	2,238,877
Kansas City Southern	1,799	226,314
L3Harris Technologies, Inc.	2,623	554,528
Lockheed Martin Corp.	12,183	4,679,612
Masco Corp.	16,470	670,823
Nielsen Holdings PLC	21,187	439,842
Norfolk Southern Corp.	4,492	781,833
Northrop Grumman Corp.	7,703	2,833,703
PACCAR, Inc.	26,262	1,721,737
Parker-Hannifin Corp.	6,651	1,102,536
Pentair PLC	6,194	222,488
Quanta Services, Inc.	23,127	784,005
Raytheon Co.	11,726	2,173,062
Republic Services, Inc.	8,766	782,365
Robert Half International, Inc.	7,885	421,611
Rockwell Automation, Inc.	3,249	496,415
Rollins, Inc.	3,692	121,135
Roper Technologies, Inc.	1,096	401,969
Snap-on, Inc.	1,872	278,329
Southwest Airlines Co.	32,324	1,691,192
Stanley Black & Decker, Inc.	7,527	1,000,037
Textron, Inc.	21,062	947,790
TransDigm Group, Inc.(b)	838	451,112
Union Pacific Corp.	10,292	1,666,892
United Airlines Holdings, Inc.(b)	36,298	3,060,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2019
	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	53,163	$ 6,308,322
United Rentals, Inc.(b)	5,182	583,286
United Technologies Corp.	41,763	5,439,213
Verisk Analytics, Inc.	1,269	204,994
W.W. Grainger, Inc.	3,121	854,062
Wabtec Corp.	5,442	376,641
Waste Management, Inc.	9,965	1,189,323
Xylem, Inc.	4,873	373,321
		105,175,192
Information Technology-10.48%
Accenture PLC, Class A	17,377	3,443,600
Adobe, Inc.(b)	2,618	744,847
Advanced Micro Devices, Inc.(b)	15,189	477,694
Akamai Technologies, Inc.(b)	2,650	236,195
Alliance Data Systems Corp.	3,915	481,349
Amphenol Corp., Class A	6,644	581,616
Analog Devices, Inc.	4,529	497,420
ANSYS, Inc.(b)	513	105,965
Apple, Inc.	101,344	21,154,547
Applied Materials, Inc.	28,901	1,387,826
Arista Networks, Inc.(b)	728	164,979
Autodesk, Inc.(b)	1,311	187,237
Automatic Data Processing, Inc.	6,395	1,086,127
Broadcom, Inc.	6,056	1,711,668
Broadridge Financial Solutions, Inc.	2,648	342,757
Cadence Design Systems Inc.(b)	2,452	167,913
Cisco Systems, Inc.	70,824	3,315,271
Citrix Systems, Inc.	2,336	217,201
Cognizant Technology Solutions Corp., Class A	20,008	1,228,291
Corning, Inc.	28,358	789,770
DXC Technology Co.	30,312	1,006,965
F5 Networks, Inc.(b)	1,214	156,278
Fidelity National Information Services, Inc.	5,244	714,338
Fiserv, Inc.(b)	4,989	533,524
FleetCor Technologies, Inc.(b)	690	205,896
FLIR Systems, Inc.	2,628	129,482
Fortinet, Inc.(b)	1,874	148,383
Gartner, Inc.(b)	1,901	254,107
Global Payments, Inc.	1,651	274,033
Hewlett Packard Enterprise Co.	161,240	2,228,337
HP, Inc.	221,667	4,054,289
Intel Corp.	115,264	5,464,666
International Business Machines Corp.	43,748	5,929,166
Intuit, Inc.	2,013	580,469
IPG Photonics Corp.(b)	813	100,592
Jack Henry & Associates, Inc.	873	126,550
Juniper Networks, Inc.	12,951	299,945
Keysight Technologies, Inc.(b)	3,735	361,772
KLA Corp.	3,012	445,475
Lam Research Corp.	4,452	937,191
Mastercard, Inc., Class A	4,431	1,246,750
Maxim Integrated Products, Inc.	3,231	176,219
Microchip Technology, Inc.(c)	4,857	419,305
Micron Technology, Inc.(b)	69,362	3,140,018
Microsoft Corp.	69,626	9,598,640
Motorola Solutions, Inc.	3,560	644,040
NetApp, Inc.	7,612	365,833
NVIDIA Corp.	5,604	938,726
	Shares	Value
Information Technology-(continued)
Oracle Corp.	56,178	$ 2,924,627
Paychex, Inc.	3,197	261,195
PayPal Holdings, Inc.(b)	10,326	1,126,050
Qorvo, Inc.(b)	3,795	271,077
QUALCOMM, Inc.	23,340	1,815,152
salesforce.com, inc.(b)	7,059	1,101,698
Seagate Technology PLC	18,527	930,241
Skyworks Solutions, Inc.	3,878	291,897
Symantec Corp.	18,460	429,195
Synopsys, Inc.(b)	1,956	277,380
TE Connectivity Ltd.	11,696	1,066,909
Texas Instruments, Inc.	10,978	1,358,528
Total System Services, Inc.	2,422	325,081
VeriSign, Inc.(b)	457	93,159
Visa, Inc., Class A	9,648	1,744,551
Western Digital Corp.	37,541	2,149,973
Western Union Co. (The)	20,756	459,123
Xerox Holdings Corp.	21,077	611,022
Xilinx, Inc.	2,194	228,308
		96,268,428
Materials-3.00%
Air Products and Chemicals, Inc.	3,099	700,126
Albemarle Corp.(c)	3,611	222,907
Amcor PLC	92,620	909,528
Avery Dennison Corp.	4,874	563,288
Ball Corp.	13,437	1,080,469
Celanese Corp.	5,074	575,239
CF Industries Holdings, Inc.	7,346	354,004
Corteva, Inc.	68,872	2,019,327
Dow, Inc.	70,642	3,011,468
DuPont de Nemours, Inc.	7,855	533,590
Eastman Chemical Co.	10,364	677,495
Ecolab, Inc.	5,592	1,153,686
FMC Corp.	4,450	384,168
Freeport-McMoRan, Inc.	125,232	1,150,882
International Flavors & Fragrances, Inc.(c)	2,218	243,426
International Paper Co.	40,997	1,602,983
Linde PLC (United Kingdom)	7,024	1,326,904
LyondellBasell Industries N.V., Class A	33,202	2,569,171
Martin Marietta Materials, Inc.	1,480	375,580
Mosaic Co. (The)	32,280	593,629
Newmont Goldcorp Corp.	15,226	607,365
Nucor Corp.	37,402	1,831,950
Packaging Corp. of America	5,594	562,645
PPG Industries, Inc.	9,865	1,092,943
Sealed Air Corp.	8,036	319,994
Sherwin-Williams Co. (The)	2,816	1,483,328
Vulcan Materials Co.	2,582	364,707
Westrock Co.	36,298	1,240,666
		27,551,468
Real Estate-0.94%
Alexandria Real Estate Equities, Inc.	685	102,640
American Tower Corp.	2,694	620,132
Apartment Investment & Management Co., Class A	1,415	72,165
AvalonBay Communities, Inc.	834	177,275
Boston Properties, Inc.	1,556	199,821
CBRE Group, Inc., Class A(b)	33,234	1,737,141
Crown Castle International Corp.	3,148	456,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2019
	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	1,956	$ 241,820
Duke Realty Corp.	2,325	77,353
Equinix, Inc.	777	432,230
Equity Residential	2,506	212,409
Essex Property Trust, Inc.	367	117,902
Extra Space Storage, Inc.	873	106,436
Federal Realty Investment Trust	524	67,706
HCP, Inc.	4,246	147,379
Host Hotels & Resorts, Inc.	22,971	368,455
Iron Mountain, Inc.	10,087	321,271
Kimco Realty Corp.	4,664	85,724
Macerich Co. (The)(c)	2,068	59,000
Mid-America Apartment Communities, Inc.	1,019	129,087
Prologis, Inc.	2,722	227,614
Public Storage	909	240,649
Realty Income Corp.	1,424	105,105
Regency Centers Corp.	1,224	78,960
SBA Communications Corp.	640	167,955
Simon Property Group, Inc.	2,617	389,776
SL Green Realty Corp.	1,274	102,200
UDR, Inc.	1,845	88,892
Ventas, Inc.	4,245	311,541
Vornado Realty Trust	2,964	179,233
Welltower, Inc.	4,480	401,229
Weyerhaeuser Co.	21,315	560,798
		8,586,893
Utilities-2.68%
AES Corp. (The)	47,074	721,645
Alliant Energy Corp.	5,444	285,538
Ameren Corp.	6,167	475,784
American Electric Power Co., Inc.	13,475	1,228,246
American Water Works Co., Inc.	2,235	284,560
Atmos Energy Corp.	2,153	237,325
CenterPoint Energy, Inc.	27,852	771,222
CMS Energy Corp.	8,972	565,685
Consolidated Edison, Inc.	10,649	946,696
Dominion Energy, Inc.	13,580	1,054,215
DTE Energy Co.	8,188	1,061,656
Duke Energy Corp.	21,109	1,957,649
	Shares	Value
Utilities-(continued)
Edison International	16,417	$ 1,186,457
Entergy Corp.	8,058	909,265
Evergy, Inc.	6,096	396,240
Eversource Energy	8,372	670,848
Exelon Corp.	54,572	2,579,073
FirstEnergy Corp.	19,527	898,242
NextEra Energy, Inc.	6,026	1,320,176
NiSource, Inc.	13,755	406,460
NRG Energy, Inc.	21,158	770,151
Pinnacle West Capital Corp.	2,880	274,493
PPL Corp.	18,589	549,305
Public Service Enterprise Group, Inc.	12,324	745,232
Sempra Energy	6,362	901,050
Southern Co. (The)	30,697	1,788,407
WEC Energy Group, Inc.	6,962	666,751
Xcel Energy, Inc.	14,752	947,373
		24,599,744
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $848,081,423)		916,517,655
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(e)(f)	2,475,627	2,475,627
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(e)(f)	824,879	825,209
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,300,836)		3,300,836
TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $851,382,259)		919,818,491
OTHER ASSETS LESS LIABILITIES-(0.18)%		(1,640,941)
NET ASSETS-100.00%		$918,177,550

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the two months ended August 31, 2019.

	Value June 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2019	Dividend Income
Invesco Ltd.	$391,502	$913	$(9,111)	$(91,020)	$1,463	$293,747	$5,817

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P Financials Revenue ETF (RWW)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Banks-34.97%
Bank of America Corp.	79,767	$ 2,194,390
BB&T Corp.	5,265	250,877
Citigroup, Inc.	29,713	1,912,031
Citizens Financial Group, Inc.	4,224	142,518
Comerica, Inc.	1,046	64,486
Fifth Third Bancorp	5,960	157,642
First Republic Bank	775	69,533
Huntington Bancshares, Inc.	8,023	106,305
JPMorgan Chase & Co.	24,924	2,738,151
KeyCorp	8,675	144,005
M&T Bank Corp.	781	114,190
People’s United Financial, Inc.	2,440	35,063
PNC Financial Services Group, Inc. (The)	2,989	385,372
Regions Financial Corp.	8,897	130,074
SunTrust Banks, Inc.	3,258	200,400
SVB Financial Group(b)	267	51,963
U.S. Bancorp	9,570	504,243
Wells Fargo & Co.	45,079	2,099,329
Zions Bancorp. N.A.	1,388	57,033
		11,357,605
Capital Markets-14.49%
Affiliated Managers Group, Inc.	524	40,154
Ameriprise Financial, Inc.	1,642	211,785
Bank of New York Mellon Corp. (The)	8,787	369,581
BlackRock, Inc.	631	266,635
Cboe Global Markets, Inc.	482	57,435
Charles Schwab Corp. (The)	5,597	214,197
CME Group, Inc.	446	96,911
E*TRADE Financial Corp.	1,377	57,476
Franklin Resources, Inc.	3,471	91,218
Goldman Sachs Group, Inc. (The)	5,444	1,110,086
Intercontinental Exchange, Inc.	1,479	138,257
Invesco Ltd.(c)	4,953	77,762
Moody’s Corp.	464	100,029
Morgan Stanley	23,812	987,960
MSCI, Inc.	123	28,860
Nasdaq, Inc.	895	89,357
Northern Trust Corp.	1,561	137,259
Raymond James Financial, Inc.	1,879	147,520
S&P Global, Inc.	557	144,926
State Street Corp.	4,456	228,637
T. Rowe Price Group, Inc.	1,014	112,169
		4,708,214
Consumer Finance-6.39%
American Express Co.	7,248	872,442
	Shares	Value
Consumer Finance-(continued)
Capital One Financial Corp.	7,362	$ 637,696
Discover Financial Services	3,409	272,618
Synchrony Financial	9,121	292,328
		2,075,084
Diversified Financial Services-15.75%
Berkshire Hathaway, Inc., Class B(b)	24,446	4,972,561
Jefferies Financial Group, Inc.	7,741	144,292
		5,116,853
Insurance-28.21%
Aflac, Inc.	8,151	409,017
Allstate Corp. (The)	7,938	812,772
American International Group, Inc.	18,215	947,909
Aon PLC	1,134	220,960
Arthur J. Gallagher & Co.	1,571	142,505
Assurant, Inc.	1,661	204,303
Chubb Ltd.	4,340	678,255
Cincinnati Financial Corp.	1,225	137,800
Everest Re Group, Ltd.	598	141,056
Globe Life, Inc.	976	87,118
Hartford Financial Services Group, Inc. (The)	6,924	403,531
Lincoln National Corp.	5,230	276,562
Loews Corp.	5,312	255,348
Marsh & McLennan Cos., Inc.	3,053	304,964
MetLife, Inc.	28,247	1,251,342
Principal Financial Group, Inc.	5,389	286,803
Progressive Corp. (The)	8,278	627,472
Prudential Financial, Inc.	12,712	1,018,104
Travelers Cos., Inc. (The)	4,087	600,626
Unum Group	7,084	180,005
Willis Towers Watson PLC	895	177,183
		9,163,635
Total Common Stocks & Other Equity Interests (Cost $33,645,490)		32,421,391

Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(d) (Cost $5,589)	5,589	5,589
TOTAL INVESTMENTS IN SECURITIES-99.83% (Cost $33,651,079)		32,426,980
OTHER ASSETS LESS LIABILITIES-0.17%		55,116
NET ASSETS-100.00%		$32,482,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P Financials Revenue ETF (RWW)—(continued)
August 31, 2019
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the two months ended August 31, 2019.

	Value June 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2019	Dividend Income
Invesco Ltd.	$101,338	$-	$-	$(23,576)	$-	$77,762	$1,535

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P MidCap 400 Revenue ETF (RWK)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-2.39%
AMC Networks, Inc., Class A(b)	12,680	$ 614,980
Cable One, Inc.	219	284,179
Cars.com, Inc.(b)	7,145	63,662
Cinemark Holdings, Inc.	19,064	727,482
John Wiley & Sons, Inc., Class A	9,027	401,702
Live Nation Entertainment, Inc.(b)	39,849	2,769,904
Meredith Corp.	14,059	615,503
New York Times Co. (The), Class A	12,526	365,759
TEGNA, Inc.	35,397	506,531
Telephone & Data Systems, Inc.	40,405	1,018,206
World Wrestling Entertainment, Inc., Class A(c)	2,858	204,147
Yelp, Inc.(b)	6,940	232,559
		7,804,614
Consumer Discretionary-18.82%
Aaron’s, Inc.	14,780	947,546
Adient PLC	192,645	3,885,650
Adtalem Global Education, Inc.(b)	6,337	270,717
American Eagle Outfitters, Inc.	53,742	903,940
AutoNation, Inc.(b)	118,700	5,633,502
Bed Bath & Beyond, Inc.(c)	231,141	2,235,133
Boyd Gaming Corp.	24,887	598,283
Brinker International, Inc.	18,648	708,624
Brunswick Corp.	27,229	1,268,871
Caesars Entertainment Corp.(b)	201,887	2,323,719
Carter’s, Inc.	8,280	757,454
Cheesecake Factory, Inc. (The)	11,976	454,968
Churchill Downs, Inc.	2,187	269,570
Cracker Barrel Old Country Store, Inc.(c)	4,237	700,800
Dana, Inc.	114,852	1,462,066
Deckers Outdoor Corp.(b)	2,660	392,217
Delphi Technologies PLC	60,890	805,575
Dicks Sporting Goods, Inc.	57,898	1,970,848
Dillard’s, Inc., Class A(c)	26,465	1,548,732
Domino’s Pizza, Inc.	2,864	649,670
Dunkin’ Brands Group, Inc.	3,851	317,476
Eldorado Resorts, Inc.(b)	10,032	386,332
Five Below, Inc.(b)	2,845	349,565
Gentex Corp.	18,002	478,853
Goodyear Tire & Rubber Co. (The)	237,622	2,725,524
Graham Holdings Co., Class B	892	628,022
Helen of Troy Ltd.(b)	2,639	405,113
International Speedway Corp., Class A	3,456	155,589
Jack in the Box, Inc.	2,349	200,417
KB Home	39,062	1,097,252
Marriott Vacations Worldwide Corp.	8,146	803,114
Mattel, Inc.(b)(c)	87,317	855,707
Michaels Cos., Inc. (The)	136,452	773,683
Murphy USA, Inc.(b)	39,036	3,489,818
NVR, Inc.(b)	480	1,727,520
Ollie’s Bargain Outlet Holdings, Inc.(b)	3,118	172,893
Papa John’s International, Inc.(c)	7,011	348,867
Penn National Gaming, Inc.(b)	47,675	913,930
Polaris Industries, Inc.	16,327	1,339,141
Pool Corp.	3,660	718,751
Sally Beauty Holdings, Inc.(b)	60,829	743,939
	Shares	Value
Consumer Discretionary-(continued)
Scientific Games Corp.(b)(c)	37,744	$ 697,509
Service Corp. International	15,995	740,568
Signet Jewelers Ltd.	79,454	972,517
Six Flags Entertainment Corp.	6,542	387,090
Skechers U.S.A., Inc., Class A(b)	34,805	1,101,926
Sotheby’s(b)	6,596	380,919
Tempur Sealy International, Inc.(b)	9,350	721,072
Texas Roadhouse, Inc.	10,716	551,445
Thor Industries, Inc.	30,796	1,413,844
Toll Brothers, Inc.	45,340	1,640,855
TRI Pointe Group, Inc.(b)	57,976	811,664
Tupperware Brands Corp.	22,983	299,009
Urban Outfitters, Inc.(b)	38,242	895,245
Visteon Corp.(b)	12,816	883,920
Weight Watchers International, Inc.(b)	16,436	492,916
Wendy’s Co. (The)	19,217	422,774
Williams-Sonoma, Inc.	21,751	1,431,216
Wyndham Destinations, Inc.	21,196	939,831
Wyndham Hotels & Resorts, Inc.	8,293	426,094
		61,629,805
Consumer Staples-3.51%
Boston Beer Co., Inc. (The), Class A(b)	718	314,786
Casey’s General Stores, Inc.	14,158	2,376,420
Edgewell Personal Care Co.(b)	16,269	452,929
Energizer Holdings, Inc.(c)	10,827	416,840
Flowers Foods, Inc.	39,830	908,124
Hain Celestial Group, Inc. (The)(b)	25,727	490,099
Ingredion, Inc.	16,600	1,282,682
Lancaster Colony Corp.	1,982	289,174
Nu Skin Enterprises, Inc., Class A	12,160	493,939
Post Holdings, Inc.(b)	13,634	1,359,173
Sanderson Farms, Inc.	5,173	773,984
Sprouts Farmers Market, Inc.(b)	58,539	1,050,775
Tootsie Roll Industries, Inc.(c)	3,132	114,882
TreeHouse Foods, Inc.(b)	23,217	1,175,941
		11,499,748
Energy-7.89%
Apergy Corp.(b)	9,164	238,081
Callon Petroleum Co.(b)(c)	23,504	96,601
Chesapeake Energy Corp.(b)(c)	1,331,976	1,918,045
CNX Resources Corp.(b)	57,169	455,637
Core Laboratories N.V.	3,360	133,022
EQT Corp.	70,854	720,585
Equitrans Midstream Corp.	18,185	245,316
Matador Resources Co.(b)	11,805	184,748
McDermott International, Inc.(b)	252,891	1,193,646
Murphy Oil Corp.	25,699	468,493
Oasis Petroleum, Inc.(b)	109,902	342,894
Oceaneering International, Inc.(b)	27,523	356,698
Patterson-UTI Energy, Inc.	66,926	578,910
PBF Energy, Inc., Class A	257,869	6,111,495
QEP Resources, Inc.	69,547	247,587
Range Resources Corp.(c)	119,485	425,367
Southwestern Energy Co.(b)	284,831	450,033
Transocean Ltd.(b)	129,799	590,586
Valaris PLC(c)	58,957	274,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2019
	Shares	Value
Energy-(continued)
World Fuel Services Corp.	269,298	$ 10,341,043
WPX Energy, Inc.(b)	43,050	463,218
		25,836,745
Financials-11.06%
Alleghany Corp.(b)	2,476	1,855,292
American Financial Group, Inc.	16,156	1,631,271
Associated Banc-Corp.	17,134	329,658
BancorpSouth Bank	7,785	214,788
Bank of Hawaii Corp.	2,069	171,065
Bank OZK	9,387	242,185
Brighthouse Financial, Inc.(b)	47,869	1,687,861
Brown & Brown, Inc.	14,967	552,133
Cathay General Bancorp	4,999	165,917
CNO Financial Group, Inc.	61,323	887,957
Commerce Bancshares, Inc.	5,457	311,431
Cullen/Frost Bankers, Inc.	3,591	298,089
East West Bancorp, Inc.	9,884	406,529
Eaton Vance Corp.	9,375	404,250
Evercore, Inc., Class A	5,379	429,029
F.N.B. Corp.	29,761	319,931
FactSet Research Systems, Inc.	1,083	294,673
Federated Investors, Inc., Class B	8,372	268,239
First American Financial Corp.	25,208	1,473,408
First Financial Bankshares, Inc.(c)	3,120	95,534
First Horizon National Corp.	36,594	579,283
Fulton Financial Corp.	14,188	226,299
Genworth Financial, Inc.(b)	654,750	2,900,542
Green Dot Corp., Class A(b)	5,014	153,328
Hancock Whitney Corp.	7,840	275,262
Hanover Insurance Group, Inc. (The)	8,699	1,158,272
Home BancShares, Inc.	9,902	175,463
Interactive Brokers Group, Inc., Class A	10,621	501,311
International Bancshares Corp.	3,973	141,399
Janus Henderson Group PLC (United Kingdom)	23,906	456,844
Kemper Corp.	11,276	789,094
Legg Mason, Inc.	18,234	670,829
LendingTree, Inc.(b)(c)	509	157,836
Mercury General Corp.	13,609	728,081
Navient Corp.	99,840	1,271,962
New York Community Bancorp, Inc.	44,045	508,279
Old Republic International Corp.	64,933	1,516,835
PacWest Bancorp	7,980	271,958
Pinnacle Financial Partners, Inc.	4,688	246,917
Primerica, Inc.	3,769	449,152
Prosperity Bancshares, Inc.	2,944	191,124
Reinsurance Group of America, Inc.	19,814	3,050,762
RenaissanceRe Holdings Ltd. (Bermuda)	3,181	574,330
SEI Investments Co.	6,924	398,199
Signature Bank	3,622	422,506
SLM Corp.	48,395	408,454
Sterling Bancorp	15,062	287,232
Stifel Financial Corp.	13,202	705,251
Synovus Financial Corp.	12,777	454,095
TCF Financial Corp.	5,570	214,779
Texas Capital Bancshares, Inc.(b)	5,057	272,471
Trustmark Corp.	4,745	155,067
UMB Financial Corp.	4,281	266,792
Umpqua Holdings Corp.	18,911	297,092
	Shares	Value
Financials-(continued)
United Bankshares, Inc.	5,457	$ 201,254
Valley National Bancorp	29,705	312,200
W.R. Berkley Corp.	27,580	1,965,075
Washington Federal, Inc.	4,876	173,586
Webster Financial Corp.	6,770	303,025
Wintrust Financial Corp.	5,093	319,993
		36,191,473
Health Care-6.82%
Acadia Healthcare Co., Inc.(b)	21,137	559,285
Allscripts Healthcare Solutions, Inc.(b)	43,157	391,866
Amedisys, Inc.(b)	3,365	433,109
Avanos Medical, Inc.(b)	3,517	116,694
Bio-Rad Laboratories, Inc., Class A(b)	1,770	597,747
Bio-Techne Corp.	779	149,233
Cantel Medical Corp.	2,740	251,888
Catalent, Inc.(b)	11,491	606,035
Charles River Laboratories International, Inc.(b)	4,231	555,107
Chemed Corp.	1,200	515,316
Covetrus, Inc.(b)	34,742	461,721
Encompass Health Corp.	16,755	1,018,536
Exelixis, Inc.(b)	9,968	197,865
Globus Medical, Inc., Class A(b)	4,034	206,016
Haemonetics Corp.(b)	1,993	266,125
HealthEquity, Inc.(b)	1,002	59,479
Hill-Rom Holdings, Inc.	6,322	680,753
ICU Medical, Inc.(b)	1,295	209,466
Inogen, Inc.(b)	1,251	58,009
Integra LifeSciences Holdings Corp.(b)	6,678	400,814
Ligand Pharmaceuticals, Inc.(b)	512	46,546
LivaNova PLC(b)	3,546	275,276
Mallinckrodt PLC(b)(c)	71,917	186,265
Masimo Corp.(b)	1,435	219,914
Medidata Solutions, Inc.(b)	1,665	152,481
MEDNAX, Inc.(b)	32,236	679,535
Molina Healthcare, Inc.(b)	29,276	3,814,077
NuVasive, Inc.(b)	4,438	281,902
Patterson Cos., Inc.	56,956	952,304
PRA Health Sciences, Inc.(b)	6,945	686,444
Prestige Consumer Healthcare Inc.(b)	7,392	235,657
STERIS PLC	4,567	705,145
Syneos Health, Inc.(b)	21,708	1,140,321
Tenet Healthcare Corp.(b)	199,978	4,329,524
United Therapeutics Corp.(b)	4,715	389,270
West Pharmaceutical Services, Inc.	3,332	484,673
		22,314,398
Industrials-19.20%
Acuity Brands, Inc.	6,544	820,683
AECOM(b)	141,959	5,036,705
AGCO Corp.	29,981	2,072,287
ASGN, Inc.(b)	14,815	925,493
Avis Budget Group, Inc.(b)	63,442	1,571,458
Brink’s Co. (The)	9,801	737,525
Carlisle Cos., Inc.	7,672	1,112,133
Clean Harbors, Inc.(b)	11,557	850,017
Colfax Corp.(b)	34,404	935,789
Crane Co.	9,770	744,865
Curtiss-Wright Corp.	4,787	587,078
Deluxe Corp.	11,011	507,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2019
	Shares	Value
Industrials-(continued)
Donaldson Co., Inc.	13,413	$ 648,653
Dycom Industries, Inc.(b)	13,756	612,142
EMCOR Group, Inc.	23,339	2,040,762
EnerSys	10,428	583,968
Fluor Corp.	146,098	2,581,552
GATX Corp.	4,271	316,994
Genesee & Wyoming, Inc., Class A(b)	5,597	620,595
Graco, Inc.	7,693	350,570
Granite Construction, Inc.	18,147	516,101
Healthcare Services Group, Inc.	13,835	311,979
Herman Miller, Inc.	15,234	644,094
HNI Corp.	14,584	454,875
Hubbell, Inc.	8,593	1,126,886
Insperity, Inc.	7,486	741,563
ITT, Inc.	10,169	578,819
JetBlue Airways Corp.(b)	93,561	1,620,477
Kennametal, Inc.	17,332	518,053
Kirby Corp.(b)	8,636	635,523
Knight-Swift Transportation Holdings, Inc.	38,258	1,306,128
Landstar System, Inc.	10,165	1,133,601
Lennox International, Inc.	3,208	814,126
Lincoln Electric Holdings, Inc.	8,992	742,380
ManpowerGroup, Inc.	54,919	4,489,079
MasTec, Inc.(b)	33,796	2,124,754
MSA Safety, Inc.	3,071	324,390
MSC Industrial Direct Co., Inc.	10,698	723,399
Nordson Corp.	3,894	529,428
NOW, Inc.(b)	55,229	656,673
nVent Electric PLC	21,327	432,085
Old Dominion Freight Line, Inc.	6,665	1,091,460
Oshkosh Corp.	23,418	1,645,583
Regal Beloit Corp.	10,491	743,812
Resideo Technologies, Inc.(b)	54,733	754,221
Ryder System, Inc.	35,797	1,724,341
Stericycle, Inc.(b)	17,419	781,939
Teledyne Technologies, Inc.(b)	2,670	823,935
Terex Corp.	40,662	1,009,637
Timken Co. (The)	17,528	704,275
Toro Co. (The)	9,318	670,989
Trex Co., Inc.(b)	2,235	191,160
Trinity Industries, Inc.	38,270	668,577
Valmont Industries, Inc.	5,374	728,177
Watsco, Inc.	6,419	1,049,827
Werner Enterprises, Inc.	18,792	614,123
Woodward, Inc.	5,609	604,931
XPO Logistics, Inc.(b)(c)	70,293	4,980,962
		62,869,018
Information Technology-15.94%
ACI Worldwide, Inc.(b)	7,153	213,016
Arrow Electronics, Inc.(b)	103,376	7,153,619
Avnet, Inc.	106,037	4,441,890
Belden, Inc.	10,118	461,482
Blackbaud, Inc.	2,491	226,606
CACI International, Inc., Class A(b)	5,439	1,209,035
CDK Global, Inc.	10,981	473,940
Ciena Corp.(b)	18,114	741,406
Cirrus Logic, Inc.(b)	6,851	367,488
Cognex Corp.	4,271	192,537
Coherent, Inc.	3,291	477,063
	Shares	Value
Information Technology-(continued)
CommVault Systems, Inc.	3,435	$ 148,976
CoreLogic, Inc.(b)	9,584	463,866
Cree, Inc.(b)	6,351	272,648
Cypress Semiconductor Corp.	25,489	586,502
Fair Isaac Corp.(b)	815	287,467
First Solar, Inc.(b)	8,309	515,740
InterDigital, Inc.	1,040	51,137
j2 Global, Inc.	3,262	275,965
Jabil, Inc.	208,112	5,995,707
KBR, Inc.	51,244	1,307,747
Littelfuse, Inc.	2,347	366,296
LiveRamp Holdings, Inc.(b)	2,038	86,330
LogMeIn, Inc.	4,120	275,381
Lumentum Holdings, Inc.(b)	7,300	407,048
Manhattan Associates, Inc.(b)	1,948	160,963
MAXIMUS, Inc.	7,764	597,362
MKS Instruments, Inc.	6,361	498,003
Monolithic Power Systems, Inc.	1,084	163,207
National Instruments Corp.	7,820	328,440
NCR Corp.(b)	47,766	1,505,107
NetScout Systems, Inc.(b)	8,159	180,722
Perspecta, Inc.	36,839	955,972
Plantronics, Inc.	8,646	268,631
PTC, Inc.(b)	3,432	224,693
Sabre Corp.	40,593	959,618
Science Applications International Corp.	13,791	1,213,746
Semtech Corp.(b)	3,340	140,180
Silicon Laboratories, Inc.(b)	2,058	224,322
Synaptics, Inc.(b)	12,931	414,051
SYNNEX Corp.	51,817	4,342,783
Tech Data Corp.(b)	87,803	8,141,972
Teradata Corp.(b)	13,866	428,043
Teradyne, Inc.	11,030	584,259
Trimble, Inc.(b)	17,083	640,954
Tyler Technologies, Inc.(b)	1,010	259,105
Universal Display Corp.	390	80,133
Versum Materials, Inc.	6,124	318,448
ViaSat, Inc.(b)	5,432	430,921
Vishay Intertechnology, Inc.	45,788	724,824
WEX, Inc.(b)	1,729	353,667
Zebra Technologies Corp., Class A(b)	5,165	1,058,980
		52,197,998
Materials-8.43%
Allegheny Technologies, Inc.(b)	39,549	783,861
AptarGroup, Inc.	5,382	657,788
Ashland Global Holdings, Inc.	9,336	683,769
Cabot Corp.	17,068	682,720
Carpenter Technology Corp.	12,483	607,173
Chemours Co. (The)	60,720	860,402
Commercial Metals Co.	80,202	1,256,765
Compass Minerals International, Inc.	6,054	301,065
Domtar Corp.	29,045	957,033
Eagle Materials, Inc.	3,657	307,883
Greif, Inc., Class A	26,814	943,585
Ingevity Corp.(b)	3,000	228,510
Louisiana-Pacific Corp.	24,384	586,191
Minerals Technologies, Inc.	7,323	352,969
NewMarket Corp.	1,277	606,256
Olin Corp.	72,532	1,231,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2019
	Shares	Value
Materials-(continued)
Owens-Illinois, Inc.	92,632	$ 942,067
PolyOne Corp.	28,366	907,996
Reliance Steel & Aluminum Co.	30,491	2,964,640
Royal Gold, Inc.	1,028	137,115
RPM International, Inc.	21,252	1,438,123
Scotts Miracle-Gro Co. (The)	6,958	739,775
Sensient Technologies Corp.	4,267	278,720
Silgan Holdings, Inc.	35,010	1,041,898
Sonoco Products Co.	19,137	1,094,636
Steel Dynamics, Inc.	105,268	2,842,236
United States Steel Corp.(c)	243,810	2,698,977
Valvoline, Inc.	27,881	630,111
Worthington Industries, Inc.	24,423	847,478
		27,611,335
Real Estate-3.28%
Alexander & Baldwin, Inc.	6,436	147,320
American Campus Communities, Inc.	4,436	206,185
Brixmor Property Group, Inc.	14,819	273,114
Camden Property Trust	2,139	231,547
CoreCivic, Inc.	18,186	308,253
CoreSite Realty Corp.	1,111	129,076
Corporate Office Properties Trust	4,622	133,530
Cousins Properties Inc.	2,902	100,699
CyrusOne, Inc.	3,328	244,475
Douglas Emmett, Inc.	4,985	210,367
EastGroup Properties, Inc.	612	76,206
EPR Properties	2,118	165,733
First Industrial Realty Trust, Inc.	2,572	100,179
GEO Group, Inc. (The)	23,562	404,324
Healthcare Realty Trust, Inc.	3,186	105,871
Highwoods Properties, Inc.	3,729	161,130
Hospitality Properties Trust	21,504	519,107
JBG SMITH Properties	3,602	137,812
Jones Lang LaSalle, Inc.	28,775	3,857,289
Kilroy Realty Corp.	2,274	177,054
Lamar Advertising Co., Class A	4,766	365,314
Liberty Property Trust	3,149	164,126
Life Storage, Inc.	1,302	137,960
Mack-Cali Realty Corp.	5,083	103,541
Medical Properties Trust, Inc.	9,704	180,397
National Retail Properties, Inc.	2,617	146,945
Omega Healthcare Investors, Inc.	5,523	224,676
Pebblebrook Hotel Trust	8,182	220,668
PotlatchDeltic Corp.	5,891	226,686
PS Business Parks, Inc.	565	101,480
Rayonier, Inc.	6,079	162,917
Sabra Health Care REIT, Inc.	7,154	154,669
Senior Housing Properties Trust	31,647	268,683
Tanger Factory Outlet Centers, Inc.(c)	7,052	99,715
Taubman Centers, Inc.	3,377	131,872
Uniti Group, Inc.(c)	22,156	163,733
	Shares	Value
Real Estate-(continued)
Urban Edge Properties	4,824	$ 84,468
Weingarten Realty Investors	4,217	111,708
		10,738,829
Utilities-2.55%
ALLETE, Inc.	4,062	348,235
Aqua America Inc.	4,683	207,410
Black Hills Corp.	5,239	401,884
Hawaiian Electric Industries, Inc.	15,252	677,189
IDACORP, Inc.	3,142	345,023
MDU Resources Group, Inc.	41,390	1,112,977
National Fuel Gas Co.	7,624	356,346
New Jersey Resources Corp.	13,254	606,238
NorthWestern Corp.	3,899	282,443
OGE Energy Corp.	12,036	515,983
ONE Gas, Inc.	4,197	384,487
PNM Resources, Inc.	6,674	340,441
Southwest Gas Holdings, Inc.	7,751	707,124
Spire, Inc.	5,427	460,752
UGI Corp.	33,019	1,607,035
		8,353,567
Total Common Stocks & Other Equity Interests (Cost $328,174,171)		327,047,530
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(d) (Cost $85,398)	85,398	85,398
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $328,259,569)		327,132,928
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.63%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(d)(e)	11,267,314	11,267,314
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(d)(e)	3,901,846	3,903,406
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,170,720)		15,170,720
TOTAL INVESTMENTS IN SECURITIES-104.55% (Cost $343,430,289)		342,303,648
OTHER ASSETS LESS LIABILITIES-(4.55)%		(14,885,993)
NET ASSETS-100.00%		$327,417,655

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2019
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P SmallCap 600 Revenue ETF (RWJ)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.40%
ATN International, Inc.	3,092	$ 175,687
Care.com, Inc.(b)	6,075	60,082
Cincinnati Bell, Inc.(b)	115,628	627,860
Cogent Communications Holdings, Inc.	3,789	230,712
Consolidated Communications Holdings, Inc.	132,782	535,111
E.W. Scripps Co. (The), Class A	35,762	442,018
Frontier Communications Corp.(b)(c)	2,522,023	2,018,879
Gannett Co., Inc.	148,261	1,559,706
Iridium Communications, Inc.(b)	10,042	242,816
Marcus Corp. (The)	8,930	299,691
New Media Investment Group, Inc.	72,333	635,084
QuinStreet, Inc.(b)	11,707	134,045
Scholastic Corp.	22,164	777,291
Spok Holdings, Inc.	4,954	58,210
TechTarget, Inc.(b)	2,648	62,864
Vonage Holdings Corp.(b)	39,887	527,306
		8,387,362
Consumer Discretionary-26.87%
Abercrombie & Fitch Co., Class A	100,531	1,469,763
American Axle & Manufacturing Holdings, Inc.(b)	270,905	1,717,538
American Public Education, Inc.(b)	4,363	105,715
Asbury Automotive Group, Inc.(b)	37,524	3,538,513
Ascena Retail Group, Inc.(b)	3,677,638	915,364
Barnes & Noble Education, Inc.(b)	262,995	1,025,681
Big Lots, Inc.	78,508	1,786,057
BJ’s Restaurants, Inc.	11,421	416,181
Bloomin’ Brands, Inc.	90,121	1,625,783
Boot Barn Holdings, Inc.(b)	10,000	342,500
Buckle, Inc. (The)(c)	22,759	446,076
Caleres, Inc.	62,888	1,267,193
Callaway Golf Co.	32,182	571,552
Career Education Corp.(b)	12,943	265,461
Cato Corp. (The), Class A	28,401	486,509
Cavco Industries, Inc.(b)	2,647	485,645
Century Communities, Inc.(b)	35,299	994,726
Chico’s FAS, Inc.	271,057	845,698
Childrens Place, Inc. (The)(c)	8,466	738,659
Chuy’s Holdings, Inc.(b)	8,285	210,190
Conn’s, Inc.(b)(c)	37,452	755,032
Cooper Tire & Rubber Co.	39,890	937,016
Cooper-Standard Holdings, Inc.(b)	38,864	1,455,068
Core-Mark Holding Co., Inc.	185,679	6,014,143
Crocs, Inc.(b)	25,116	560,087
Dave & Buster’s Entertainment, Inc.(c)	13,703	589,914
Designer Brands Inc., Class A	80,172	1,322,036
Dine Brands Global, Inc.	3,674	259,201
Dorman Products, Inc.(b)	4,924	349,998
El Pollo Loco Holdings, Inc.(b)	16,844	171,977
Ethan Allen Interiors, Inc.	15,696	269,971
Express, Inc.(b)	330,286	700,206
Fiesta Restaurant Group, Inc.(b)	20,790	179,626
Fossil Group, Inc.(b)(c)	103,617	1,326,298
Fox Factory Holding Corp.(b)	3,836	276,345
GameStop Corp., Class A(c)	640,285	2,541,931
Garrett Motion, Inc. (Switzerland)(b)	89,086	876,606
	Shares	Value
Consumer Discretionary-(continued)
Genesco, Inc.(b)	24,572	$ 876,729
Gentherm, Inc.(b)	11,369	417,242
G-III Apparel Group Ltd.(b)	52,260	1,071,853
Group 1 Automotive, Inc.	64,353	4,808,456
Guess?, Inc.(c)	79,623	1,438,788
Haverty Furniture Cos., Inc.	20,753	397,420
Hibbett Sports, Inc.(b)	20,970	346,844
Installed Building Products, Inc.(b)	10,910	620,888
iRobot Corp.(b)(c)	5,389	333,094
J.C. Penney Co., Inc.(b)(c)	4,586,746	3,412,998
Kirkland’s, Inc.(b)(c)	112,338	165,137
Kontoor Brands, Inc.(b)	42,366	1,450,612
La-Z-Boy, Inc.	24,013	765,294
LCI Industries	11,678	989,711
LGI Homes, Inc.(b)	8,874	723,320
Liquidity Services, Inc.(b)	15,716	118,970
Lithia Motors, Inc., Class A	44,484	5,830,518
Lumber Liquidators Holdings, Inc.(b)(c)	44,499	418,736
M/I Homes, Inc.(b)	35,081	1,267,827
MarineMax, Inc.(b)	31,595	456,864
MDC Holdings, Inc.	39,428	1,524,681
Meritage Homes Corp.(b)	28,721	1,876,630
Monarch Casino & Resort, Inc.(b)	2,488	110,417
Monro, Inc.	5,988	465,387
Motorcar Parts of America, Inc.(b)	11,675	169,638
Movado Group, Inc.	11,408	245,500
Nautilus, Inc.(b)	67,679	94,074
Office Depot, Inc.	2,488,528	3,235,086
Oxford Industries, Inc.	6,286	438,637
PetMed Express, Inc.(c)	6,902	109,052
Red Robin Gourmet Burgers, Inc.(b)	17,186	575,559
Regis Corp.(b)	24,728	399,852
Rent-A-Center, Inc.(b)	44,460	1,135,064
RH(b)	9,751	1,396,831
Ruth’s Hospitality Group, Inc.	8,616	167,581
Shake Shack, Inc., Class A(b)	3,155	312,850
Shoe Carnival, Inc.(c)	16,552	508,808
Shutterfly, Inc.(b)	17,929	912,228
Shutterstock, Inc.(b)	6,963	244,471
Sleep Number Corp.(b)	17,553	734,418
Sonic Automotive, Inc., Class A	182,722	4,917,049
Stamps.com, Inc.(b)	6,249	402,186
Standard Motor Products, Inc.	10,851	480,808
Steven Madden Ltd.	21,609	717,851
Strategic Education, Inc.	1,811	306,476
Sturm Ruger & Co., Inc.	3,895	159,734
Superior Industries International, Inc.	178,360	490,490
Tailored Brands, Inc.(c)	256,489	1,390,170
Tile Shop Holdings, Inc.(c)	37,084	99,756
TopBuild Corp.(b)	13,433	1,244,164
Unifi, Inc.(b)	16,401	315,555
Universal Electronics, Inc.(b)	7,301	329,640
Vera Bradley, Inc.(b)	14,642	155,059
Vista Outdoor, Inc.(b)	108,661	607,415
Vitamin Shoppe, Inc.(b)	114,323	737,383
William Lyon Homes, Inc., Class A(b)	51,561	911,083
Wingstop, Inc.	769	77,031
Winnebago Industries, Inc.	23,416	749,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2019
	Shares	Value
Consumer Discretionary-(continued)
Wolverine World Wide, Inc.	34,734	$ 901,347
Zumiez, Inc.(b)	18,013	467,978
		93,869,279
Consumer Staples-7.65%
Andersons, Inc. (The)	69,185	1,585,720
Avon Products, Inc. (United Kingdom)(b)	606,432	2,637,979
B&G Foods, Inc.(c)	31,394	531,500
Calavo Growers, Inc.	4,858	430,662
Cal-Maine Foods, Inc.	16,024	649,613
Central Garden & Pet Co.(b)(c)	17,617	465,441
Central Garden & Pet Co., Class A(b)	19,370	466,042
Chefs’ Warehouse, Inc. (The)(b)	19,001	733,059
Coca-Cola Consolidated, Inc.	6,590	2,218,260
Darling Ingredients, Inc.(b)	74,557	1,386,760
Dean Foods Co.(c)	3,082,083	3,112,904
Inter Parfums, Inc.	4,372	281,076
J & J Snack Foods Corp.	3,028	584,586
John B. Sanfilippo & Son, Inc.	4,702	435,405
Medifast, Inc.(c)	1,773	177,229
MGP Ingredients, Inc.	2,618	126,109
Seneca Foods Corp., Class A(b)	21,055	578,591
SpartanNash Co.	313,898	3,380,682
United Natural Foods, Inc.(b)	737,165	5,926,807
Universal Corp.	16,170	809,470
WD-40 Co.	1,096	199,801
		26,717,696
Energy-4.70%
Archrock, Inc.	43,637	423,715
Bonanza Creek Energy, Inc.(b)	6,853	154,604
C&J Energy Services, Inc.(b)	87,160	833,250
Carrizo Oil & Gas, Inc.(b)	50,461	418,322
CONSOL Energy, Inc.(b)	25,429	426,190
Denbury Resources, Inc.(b)	499,226	539,164
Diamond Offshore Drilling, Inc.(b)(c)	59,230	384,403
DMC Global, Inc.	2,521	109,487
Dril-Quip, Inc.(b)	4,055	185,922
Era Group, Inc.(b)	12,259	116,215
Exterran Corp.(b)	46,663	492,295
Geospace Technologies Corp.(b)	2,867	35,092
Green Plains, Inc.	125,213	1,027,999
Gulf Island Fabrication, Inc.(b)	13,488	85,379
Gulfport Energy Corp.(b)	132,183	317,239
Helix Energy Solutions Group, Inc.(b)	43,646	315,997
HighPoint Resources Corp.(b)	124,689	145,886
KLX Energy Services Holdings, Inc.(b)	11,919	119,548
Laredo Petroleum, Inc.(b)	184,572	457,738
Matrix Service Co.(b)	29,267	581,535
Nabors Industries Ltd.	663,220	1,114,210
Newpark Resources, Inc.(b)	62,628	413,971
Noble Corp. PLC(b)	306,695	490,712
Oil States International, Inc.(b)	28,364	391,139
Par Pacific Holdings, Inc.(b)	86,765	1,886,271
PDC Energy, Inc.(b)	18,972	604,258
Penn Virginia Corp.(b)	7,452	212,382
ProPetro Holding Corp.(b)	45,014	479,399
Renewable Energy Group, Inc.(b)	66,284	806,676
REX American Resources Corp.(b)	2,965	203,636
Ring Energy, Inc.(b)	17,087	24,947
SEACOR Holdings, Inc.(b)	8,609	404,365
	Shares	Value
Energy-(continued)
SRC Energy, Inc.(b)	65,083	$ 326,717
Superior Energy Services, Inc.(b)	697,377	233,482
TETRA Technologies, Inc.(b)	294,151	488,291
Unit Corp.(b)	42,854	129,848
US Silica Holdings, Inc.(c)	68,079	692,363
Whiting Petroleum Corp.(b)(c)	52,759	349,792
		16,422,439
Financials-6.83%
Ambac Financial Group, Inc.(b)	11,521	207,839
American Equity Investment Life Holding Co.	37,673	811,853
Ameris Bancorp	6,509	229,052
AMERISAFE, Inc.	2,648	181,918
Apollo Commercial Real Estate Finance, Inc.	10,426	193,402
ARMOUR Residential REIT, Inc.	2,698	44,301
Axos Financial, Inc.(b)	9,472	245,419
Banc of California, Inc.	14,214	207,098
Banner Corp.	4,685	252,568
Berkshire Hills Bancorp, Inc.	8,691	254,907
Blucora, Inc.(b)	7,832	176,847
Boston Private Financial Holdings, Inc.	16,118	171,173
Brookline Bancorp, Inc.	10,094	141,720
Capstead Mortgage Corp.	15,542	112,990
Central Pacific Financial Corp.	3,641	101,293
City Holding Co.	1,360	101,116
Columbia Banking System, Inc.	7,201	248,506
Community Bank System, Inc.	3,926	239,447
Customers Bancorp, Inc.(b)	9,954	188,031
CVB Financial Corp.	9,001	185,151
Dime Community Bancshares, Inc.	5,435	107,776
Donnelley Financial Solutions, Inc.(b)	33,039	351,205
Eagle Bancorp, Inc.	3,359	136,846
eHealth, Inc.(b)	1,606	133,796
Employers Holdings, Inc.	8,481	365,786
Encore Capital Group, Inc.(b)(c)	16,611	612,946
Enova International, Inc.(b)	20,958	500,896
EZCORP, Inc., Class A(b)	38,694	304,522
First BanCorp Puerto Rico	31,403	300,841
First Commonwealth Financial Corp.	12,993	160,723
First Financial Bancorp	13,568	317,763
First Midwest Bancorp, Inc.	15,832	303,974
FirstCash, Inc.	7,796	769,699
Flagstar Bancorp, Inc.	15,682	570,041
Franklin Financial Network, Inc.	3,016	87,253
Glacier Bancorp, Inc.	6,591	261,597
Granite Point Mortgage Trust, Inc.	4,601	84,152
Great Western Bancorp, Inc.	7,314	218,177
Greenhill & Co., Inc.(c)	9,665	135,697
Hanmi Financial Corp.	5,315	95,192
HCI Group, Inc.	2,416	94,151
Heritage Financial Corp.	3,514	91,997
HomeStreet, Inc.(b)	6,382	168,293
Hope Bancorp, Inc.	23,305	312,520
Horace Mann Educators Corp.	12,583	552,016
Independent Bank Corp.	2,559	173,014
INTL. FCStone, Inc.(b)	10,231	401,157
Invesco Mortgage Capital, Inc.(d)	3,217	48,352
James River Group Holdings Ltd.	8,108	399,562
LegacyTexas Financial Group, Inc.	5,284	213,474
Meta Financial Group, Inc.	6,872	212,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2019
	Shares	Value
Financials-(continued)
National Bank Holdings Corp., Class A	3,511	$ 114,599
NBT Bancorp, Inc.	5,620	196,531
New York Mortgage Trust, Inc.	38,153	234,641
NMI Holdings, Inc., Class A(b)	4,409	124,951
Northfield Bancorp, Inc.	4,548	70,585
Northwest Bancshares, Inc.	11,962	189,119
OFG Bancorp	9,645	197,915
Old National Bancorp	22,040	370,272
Opus Bank	6,023	125,037
Oritani Financial Corp.	4,225	72,374
Pacific Premier Bancorp, Inc.	7,327	215,853
PennyMac Mortgage Investment Trust	15,533	337,998
Piper Jaffray Cos.	4,829	351,358
PRA Group, Inc.(b)	13,365	456,281
Preferred Bank	1,972	98,521
ProAssurance Corp.	10,629	415,275
Provident Financial Services, Inc.	7,707	183,504
Redwood Trust, Inc.	13,550	224,930
RLI Corp.	4,528	414,629
S&T Bancorp, Inc.	3,963	135,614
Safety Insurance Group, Inc.	3,803	366,761
Seacoast Banking Corp. of Florida(b)	5,526	128,977
Selective Insurance Group, Inc.	15,079	1,200,741
ServisFirst Bancshares, Inc.	4,795	145,768
Simmons First National Corp., Class A	15,456	370,944
Southside Bancshares, Inc.	3,563	117,330
Stewart Information Services Corp.	19,396	694,765
Third Point Reinsurance Ltd. (Bermuda)(b)	36,597	344,744
Tompkins Financial Corp.	1,752	138,583
Triumph Bancorp, Inc.(b)	4,463	133,845
TrustCo Bank Corp. NY	11,378	87,269
United Community Banks, Inc.	9,444	249,416
United Fire Group, Inc.	9,897	446,948
United Insurance Holdings Corp.	22,415	262,704
Universal Insurance Holdings, Inc.	12,773	319,325
Veritex Holdings, Inc.	3,641	85,928
Virtus Investment Partners, Inc.	2,141	228,423
Waddell & Reed Financial, Inc., Class A	30,824	498,424
Walker & Dunlop, Inc.	6,488	362,420
Westamerica Bancorp.	1,388	85,515
WisdomTree Investments, Inc.	19,184	92,275
World Acceptance Corp.(b)(c)	1,490	198,021
		23,869,575
Health Care-10.50%
Acorda Therapeutics, Inc.(b)(c)	23,303	75,269
Addus HomeCare Corp.(b)	3,263	287,079
Akorn, Inc.(b)	68,159	196,979
AMAG Pharmaceuticals, Inc.(b)(c)	20,618	225,149
AMN Healthcare Services, Inc.(b)	18,044	1,053,770
Amphastar Pharmaceuticals, Inc.(b)	6,838	153,581
AngioDynamics, Inc.(b)	7,726	141,927
ANI Pharmaceuticals, Inc.(b)	1,261	82,595
Anika Therapeutics, Inc.(b)	1,174	66,636
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,575	53,818
Assertio Therapeutics, Inc.(b)	33,689	48,512
BioTelemetry, Inc.(b)	3,518	139,489
Cambrex Corp.(b)	5,505	329,915
Cardiovascular Systems, Inc.(b)	2,567	124,320
Community Health Systems, Inc.(b)(c)	2,295,442	5,715,651
	Shares	Value
Health Care-(continued)
Computer Programs & Systems, Inc.	4,513	$ 95,450
CONMED Corp.	4,541	457,597
Corcept Therapeutics, Inc.(b)	10,690	134,801
CorVel Corp.(b)	3,137	264,229
Cross Country Healthcare, Inc.(b)	42,672	437,388
CryoLife, Inc.(b)	3,952	105,914
Cutera, Inc.(b)	3,943	113,834
Cytokinetics, Inc.(b)	1,560	21,918
Diplomat Pharmacy, Inc.(b)	541,628	3,146,859
Eagle Pharmaceuticals, Inc.(b)	1,784	100,600
Emergent BioSolutions, Inc.(b)	8,454	370,285
Enanta Pharmaceuticals, Inc.(b)	1,167	82,332
Endo International PLC(b)	314,003	744,187
Ensign Group, Inc. (The)	15,887	792,761
HealthStream, Inc.(b)	4,065	102,723
Heska Corp.(b)	666	46,747
HMS Holdings Corp.(b)	8,573	313,172
Innoviva, Inc.(b)	8,433	97,738
Integer Holdings Corp.(b)	6,790	491,596
Invacare Corp.	75,214	364,036
Lannett Co., Inc.(b)(c)	56,858	585,637
Lantheus Holdings, Inc.(b)	5,639	122,705
LeMaitre Vascular, Inc.	1,776	56,228
LHC Group, Inc.(b)	7,659	907,591
Luminex Corp.	6,350	130,175
Magellan Health, Inc.(b)	47,822	3,013,264
Medicines Co. (The)(b)(c)	98	4,112
Medpace Holdings, Inc.(b)	5,746	464,909
Meridian Bioscience, Inc.	7,571	69,880
Merit Medical Systems, Inc.(b)	6,809	236,817
Momenta Pharmaceuticals, Inc.(b)	2,679	33,836
Myriad Genetics, Inc.(b)	14,939	351,515
Natus Medical, Inc.(b)	9,243	255,846
Neogen Corp.(b)	2,860	201,687
NeoGenomics, Inc.(b)	5,742	143,435
NextGen Healthcare, Inc.(b)	12,116	172,168
Omnicell, Inc.(b)	4,268	306,442
OraSure Technologies, Inc.(b)	8,523	56,252
Orthofix Medical, Inc.(b)	3,784	192,379
Owens & Minor, Inc.	1,523,603	7,739,903
Phibro Animal Health Corp., Class A	12,349	255,007
Progenics Pharmaceuticals, Inc.(b)	1,749	7,696
Providence Service Corp. (The)(b)	10,339	581,155
REGENXBIO, Inc.(b)	774	26,695
Repligen Corp.(b)	1,222	113,414
Select Medical Holdings Corp.(b)	146,159	2,370,699
Spectrum Pharmaceuticals, Inc.(b)	6,047	44,385
Supernus Pharmaceuticals, Inc.(b)	5,515	149,070
SurModics, Inc.(b)	934	43,954
Tabula Rasa HealthCare, Inc.(b)(c)	1,993	113,202
Tactile Systems Technology, Inc.(b)	1,247	62,899
Tivity Health, Inc.(b)(c)	15,740	287,412
US Physical Therapy, Inc.	1,693	226,049
Vanda Pharmaceuticals, Inc.(b)	5,788	81,553
Varex Imaging Corp.(b)	11,721	308,848
		36,695,676
Industrials-19.82%
AAON, Inc.	4,002	191,976
AAR Corp.	25,489	1,095,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2019
	Shares	Value
Industrials-(continued)
ABM Industries, Inc.	70,295	$ 2,619,192
Actuant Corp., Class A	21,266	472,318
Aegion Corp.(b)	33,806	667,330
Aerojet Rocketdyne Holdings, Inc.(b)(c)	20,227	1,056,456
AeroVironment, Inc.(b)	2,353	121,250
Alamo Group, Inc.	4,538	518,149
Albany International Corp.	5,851	481,069
Allegiant Travel Co.	5,112	725,853
American Woodmark Corp.(b)	8,832	727,492
Apogee Enterprises, Inc.	15,496	572,267
Applied Industrial Technologies, Inc.	26,609	1,420,655
ArcBest Corp.	50,143	1,484,734
Arcosa, Inc.	17,901	581,604
Astec Industries, Inc.	16,759	462,548
Atlas Air Worldwide Holdings, Inc.(b)	29,495	762,446
AZZ, Inc.	9,117	376,259
Barnes Group, Inc.	12,178	546,183
Brady Corp., Class A	10,339	488,104
Briggs & Stratton Corp.	78,784	340,347
Chart Industries, Inc.(b)	6,668	419,017
CIRCOR International, Inc.(b)	11,204	385,081
Comfort Systems USA, Inc.	19,745	763,342
Cubic Corp.	9,249	640,678
DXP Enterprises, Inc.(b)	15,731	510,471
Echo Global Logistics, Inc.(b)	50,722	1,016,469
Encore Wire Corp.	10,434	563,332
EnPro Industries, Inc.	10,552	657,179
ESCO Technologies, Inc.	4,565	347,533
Exponent, Inc.	2,825	200,264
Federal Signal Corp.	18,657	554,299
Forrester Research, Inc.	3,587	125,079
Forward Air Corp.	9,678	602,939
Franklin Electric Co., Inc.	12,060	552,951
FTI Consulting, Inc.(b)	10,765	1,164,127
Gibraltar Industries, Inc.(b)	11,356	457,306
GMS, Inc.(b)	69,210	2,038,927
Greenbrier Cos., Inc. (The)	40,599	945,551
Griffon Corp.	55,277	964,584
Harsco Corp.(b)	28,425	508,808
Hawaiian Holdings, Inc.	45,884	1,120,028
Heartland Express, Inc.	13,336	274,322
Heidrick & Struggles International, Inc.	9,666	256,632
Hillenbrand, Inc.	20,041	549,925
Hub Group, Inc., Class A(b)	42,116	1,813,515
Insteel Industries, Inc.	10,605	198,314
Interface, Inc.	34,735	383,822
John Bean Technologies Corp.	7,246	741,411
Kaman Corp.	13,432	784,294
Kelly Services, Inc., Class A	94,517	2,288,257
Korn Ferry	17,820	696,406
Lindsay Corp.	2,814	248,364
LSC Communications, Inc.	312,866	406,726
Lydall, Inc.(b)	17,974	361,457
Marten Transport Ltd.	18,667	367,180
Matson, Inc.	26,614	945,595
Matthews International Corp., Class A	18,540	543,407
Mercury Systems, Inc.(b)	4,059	347,572
Mobile Mini, Inc.	8,397	262,490
Moog, Inc., Class A	13,982	1,136,038
Mueller Industries, Inc.	38,348	1,010,853
	Shares	Value
Industrials-(continued)
MYR Group, Inc.(b)	21,037	$ 603,131
National Presto Industries, Inc.(c)	1,408	120,680
Navigant Consulting, Inc.	14,263	397,510
Park Aerospace Corp.	1,975	33,378
Patrick Industries, Inc.(b)	21,246	767,830
PGT Innovations, Inc.(b)	19,581	313,296
Pitney Bowes, Inc.	352,204	1,253,846
Powell Industries, Inc.	5,716	207,605
Proto Labs, Inc.(b)	1,900	180,006
Quanex Building Products Corp.	21,429	369,007
Raven Industries, Inc.	4,825	140,745
Resources Connection, Inc.	19,455	321,980
RR Donnelley & Sons Co.	1,347,142	3,260,084
Saia, Inc.(b)	11,663	997,653
Simpson Manufacturing Co., Inc.	7,112	456,590
SkyWest, Inc.	22,894	1,310,910
SPX Corp.(b)	20,935	794,483
SPX FLOW, Inc.(b)	23,390	788,477
Standex International Corp.	5,092	350,075
Team, Inc.(b)	35,622	587,051
Tennant Co.	7,980	545,752
Titan International, Inc.	160,472	417,227
Triumph Group, Inc.	71,234	1,480,243
TrueBlue, Inc.(b)	49,898	968,520
UniFirst Corp.	4,448	871,408
Universal Forest Products, Inc.	52,632	2,057,911
US Ecology, Inc.	4,071	246,580
Veritiv Corp.(b)	195,020	3,229,531
Viad Corp.	8,521	550,712
Vicor Corp.(b)	3,976	121,228
Wabash National Corp.	68,118	929,130
Watts Water Technologies, Inc., Class A	7,655	701,428
		69,239,791
Information Technology-12.36%
3D Systems Corp.(b)(c)	35,878	251,146
8x8, Inc.(b)	6,107	148,461
ADTRAN, Inc.	14,610	150,045
Advanced Energy Industries, Inc.(b)	5,535	285,827
Agilysys, Inc.(b)	2,671	72,785
Alarm.com Holdings, Inc.(b)	3,539	168,456
Anixter International, Inc.(b)	64,675	3,878,560
Applied Optoelectronics, Inc.(b)(c)	12,295	109,425
Arlo Technologies, Inc.(b)	49,547	155,578
Axcelis Technologies, Inc.(b)	12,097	185,205
Badger Meter, Inc.	3,273	168,821
Bel Fuse, Inc., Class B	13,704	150,744
Benchmark Electronics, Inc.	47,500	1,257,800
Bottomline Technologies (DE), Inc.(b)	3,987	164,424
Brooks Automation, Inc.	8,487	282,872
Cabot Microelectronics Corp.	3,230	402,619
CalAmp Corp.(b)	15,315	147,024
Cardtronics PLC, Class A(b)	20,231	599,242
CEVA, Inc.(b)	1,370	43,032
Cohu, Inc.	13,778	164,234
Comtech Telecommunications Corp.	10,556	282,373
Cray, Inc.(b)	5,535	193,338
CSG Systems International, Inc.	8,345	449,629
CTS Corp.	7,389	210,808
Daktronics, Inc.	38,947	281,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2019
	Shares	Value
Information Technology-(continued)
Diebold Nixdorf, Inc.(b)	224,236	$ 2,513,686
Digi International, Inc.(b)	9,293	118,765
Diodes, Inc.(b)	16,097	588,345
DSP Group, Inc.(b)	3,608	49,935
Ebix, Inc.(c)	4,278	151,527
ePlus, Inc.(b)	8,170	667,652
EVERTEC, Inc.	6,615	230,599
ExlService Holdings, Inc.(b)	6,407	433,754
Extreme Networks, Inc.(b)	78,486	524,286
Fabrinet (Thailand)(b)	13,719	692,672
FARO Technologies, Inc.(b)	3,686	181,499
Finisar Corp.(b)(c)	25,197	569,704
FormFactor, Inc.(b)	16,057	274,414
Harmonic, Inc.(b)	30,396	200,310
Ichor Holdings Ltd.(b)	13,821	293,834
II-VI, Inc.(b)(c)	16,828	631,218
Insight Enterprises, Inc.(b)	55,421	2,663,533
Itron, Inc.(b)	17,316	1,202,596
KEMET Corp.	35,789	599,466
Knowles Corp.(b)	20,885	423,548
Kopin Corp.(b)(c)	9,079	8,418
Kulicke & Soffa Industries, Inc. (Singapore)	14,587	303,847
LivePerson, Inc.(b)(c)	4,106	163,172
ManTech International Corp., Class A	13,628	957,776
MaxLinear, Inc.(b)	6,936	137,472
Methode Electronics, Inc.	16,158	512,855
MicroStrategy, Inc., Class A(b)	1,573	225,395
Monotype Imaging Holdings, Inc.	6,338	125,175
MTS Systems Corp.	6,418	364,992
Nanometrics, Inc.(b)	4,041	110,279
NETGEAR, Inc.(b)	22,284	773,700
NIC, Inc.	9,170	190,919
OneSpan, Inc.(b)	6,503	87,791
OSI Systems, Inc.(b)	4,418	463,934
PDF Solutions, Inc.(b)	2,774	32,484
Perficient, Inc.(b)	6,713	247,307
Photronics, Inc.(b)	28,124	303,739
Plexus Corp.(b)	24,936	1,426,589
Power Integrations, Inc.	2,484	221,126
Progress Software Corp.	4,091	154,558
Qualys, Inc.(b)	1,454	115,767
Rambus, Inc.(b)	8,714	109,274
Rogers Corp.(b)	2,542	336,612
Rudolph Technologies, Inc.(b)	4,692	103,177
Sanmina Corp.(b)	123,134	3,558,573
ScanSource, Inc.(b)	54,619	1,543,533
SMART Global Holdings, Inc.(b)	32,781	931,308
SolarEdge Technologies, Inc.(b)	7,583	621,199
SPS Commerce, Inc.(b)	2,086	105,426
Sykes Enterprises, Inc.(b)	25,571	741,559
TiVo Corp.	42,555	320,439
TTEC Holdings, Inc.	14,966	702,055
TTM Technologies, Inc.(b)	129,130	1,376,526
Ultra Clean Holdings, Inc.(b)	34,722	414,581
Unisys Corp.(b)	134,909	882,305
Veeco Instruments, Inc.(b)	18,900	175,014
Viavi Solutions, Inc.(b)	36,645	508,999
	Shares	Value
Information Technology-(continued)
Virtusa Corp.(b)	12,388	$ 447,702
Xperi Corp.	8,638	158,248
		43,179,203
Materials-6.01%
A. Schulman Inc., CVR(b)(e)	37,522	19,624
AdvanSix, Inc.(b)	23,813	531,982
AK Steel Holding Corp.(b)	1,435,928	3,101,604
American Vanguard Corp.	13,705	194,200
Balchem Corp.	2,840	252,164
Boise Cascade Co.	82,418	2,587,925
Century Aluminum Co.(b)	132,904	732,301
Clearwater Paper Corp.(b)	39,352	630,419
Ferro Corp.(b)	45,171	460,293
FutureFuel Corp.	11,444	123,366
H.B. Fuller Co.	29,817	1,270,502
Hawkins, Inc.	5,931	263,040
Haynes International, Inc.	6,602	197,202
Innophos Holdings, Inc.	12,209	342,951
Innospec, Inc.	7,540	627,177
Kaiser Aluminum Corp.	7,407	655,001
Koppers Holdings, Inc.(b)	27,451	727,726
Kraton Corp.(b)	32,828	900,800
Livent Corp.(b)	28,150	173,123
LSB Industries, Inc.(b)	47,434	221,517
Materion Corp.	8,248	485,312
Mercer International, Inc. (Germany)	44,036	530,193
Myers Industries, Inc.	13,020	219,127
Neenah, Inc.	7,148	455,899
Olympic Steel, Inc.	61,862	665,017
PH Glatfelter Co.	28,784	413,914
Quaker Chemical Corp.	1,873	297,545
Rayonier Advanced Materials, Inc.(c)	138,354	485,623
Schweitzer-Mauduit International, Inc., Class A	13,690	459,163
Stepan Co.	9,390	895,712
SunCoke Energy, Inc.(b)	84,017	524,266
TimkenSteel Corp.(b)	97,601	509,477
Tredegar Corp.	28,321	489,670
US Concrete, Inc.(b)	13,745	556,947
		21,000,782
Real Estate-2.11%
Acadia Realty Trust	4,165	113,913
Agree Realty Corp.	1,014	75,736
American Assets Trust, Inc.	3,011	141,096
Armada Hoffler Properties, Inc.	4,774	82,781
CareTrust REIT, Inc.	2,793	66,446
CBL & Associates Properties, Inc.	325,679	296,368
Cedar Realty Trust, Inc.	22,966	54,429
Chatham Lodging Trust	7,372	122,302
Chesapeake Lodging Trust	8,855	228,016
Community Healthcare Trust, Inc.	574	24,475
DiamondRock Hospitality Co.	37,991	359,775
Easterly Government Properties, Inc.	3,871	79,549
Four Corners Property Trust, Inc.	2,271	64,701
Franklin Street Properties Corp.	15,070	114,080
Getty Realty Corp.	1,865	59,232
Global NET Lease, Inc.	6,379	122,349
Hersha Hospitality Trust	12,886	179,115
Independence Realty Trust, Inc.	7,073	98,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2019
	Shares	Value
Real Estate-(continued)
Innovative Industrial Properties, Inc.(c)	71	$ 6,330
iStar, Inc.(c)	19,856	254,157
Kite Realty Group Trust	9,384	134,097
Lexington Realty Trust	17,114	177,815
LTC Properties, Inc.	1,539	75,103
Marcus & Millichap, Inc.(b)	11,325	408,606
National Storage Affiliates Trust	4,692	156,994
NorthStar Realty Europe Corp.	9,687	164,001
Office Properties Income Trust	8,762	237,538
Pennsylvania Real Estate Investment Trust(c)	23,531	120,949
RE/MAX Holdings, Inc., Class A	3,134	80,450
Realogy Holdings Corp.(c)	369,431	1,765,880
Retail Opportunity Investments Corp.	6,993	122,447
RPT Realty	8,728	103,863
Saul Centers, Inc.	1,739	87,350
Summit Hotel Properties, Inc.	20,829	232,452
Universal Health Realty Income Trust	383	37,032
Urstadt Biddle Properties, Inc., Class A	2,776	58,268
Washington Prime Group, Inc.(c)	76,761	247,938
Washington REIT	5,150	136,424
Whitestone REIT	3,949	49,047
Xenia Hotels & Resorts, Inc.	22,010	444,822
		7,384,311
Utilities-0.75%
American States Water Co.	2,548	235,766
Avista Corp.	13,452	630,899
California Water Service Group	5,765	325,377
El Paso Electric Co.	5,936	395,931
Northwest Natural Holding Co.	4,513	322,048
South Jersey Industries, Inc.	22,236	719,112
		2,629,133
Total Common Stocks & Other Equity Interests (Cost $426,767,165)		349,395,247
	Shares	Value
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(f) (Cost $268,377)	268,377	$ 268,377
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $427,035,542)		349,663,624
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.09%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(f)(g)	23,823,718	23,823,718
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(f)(g)	7,947,161	7,950,340
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,773,986)		31,774,058
TOTAL INVESTMENTS IN SECURITIES-109.17% (Cost $458,809,528)		381,437,682
OTHER ASSETS LESS LIABILITIES-(9.17)%		(32,042,882)
NET ASSETS-100.00%		$ 349,394,800

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2019.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the two months ended August 31, 2019.

	Value June 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$55,340	$445	$(3,972)	$(3,928)	$467	$48,352	$-

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P Ultra Dividend Revenue ETF (RDIV)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Communication Services-7.33%
Interpublic Group of Cos., Inc. (The)	1,117,836	$ 22,222,580
Meredith Corp.	145,463	6,368,370
Verizon Communications, Inc.	1,491,184	86,727,261
		115,318,211
Consumer Discretionary-15.72%
Bed Bath & Beyond, Inc.(b)	3,224,711	31,182,955
Gap, Inc. (The)	2,194,681	34,654,013
General Motors Co.	2,041,696	75,726,505
Harley-Davidson, Inc.	400,180	12,765,742
Kohl’s Corp.	1,000,821	47,298,800
Newell Brands, Inc.	1,523,560	25,291,096
Signet Jewelers Ltd.	868,328	10,628,335
Wyndham Destinations, Inc.	218,292	9,679,067
		247,226,513
Consumer Staples-4.06%
Coty, Inc., Class A	2,061,513	19,687,449
General Mills, Inc.	820,037	44,117,991
		63,805,440
Energy-17.43%
Exxon Mobil Corp.	1,107,514	75,842,559
Helmerich & Payne, Inc.	141,677	5,325,638
Kinder Morgan, Inc.	1,725,955	34,985,108
Occidental Petroleum Corp.	884,401	38,453,756
ONEOK, Inc.	460,722	32,840,264
Schlumberger Ltd.	2,069,552	67,115,571
Williams Cos., Inc. (The)	826,370	19,502,332
		274,065,228
Financials-4.03%
F.N.B. Corp.	315,169	3,388,067
Legg Mason, Inc.	192,829	7,094,179
Mercury General Corp.	147,498	7,891,143
People’s United Financial, Inc.	323,732	4,652,029
Principal Financial Group, Inc.	638,826	33,998,319
Umpqua Holdings Corp.	197,206	3,098,106
Valley National Bancorp	312,043	3,279,572
		63,401,415
Health Care-11.06%
AbbVie, Inc.	1,237,226	81,335,237
Cardinal Health, Inc.	1,865,065	80,440,254
Patterson Cos., Inc.	728,115	12,174,083
		173,949,574
Information Technology-8.70%
International Business Machines Corp.	556,283	75,393,035
Western Digital Corp.	808,608	46,308,980
Western Union Co. (The)	679,072	15,021,073
		136,723,088
Materials-13.40%
DuPont de Nemours, Inc.	456,540	31,012,762
Greif, Inc., Class A	295,203	10,388,194
	Shares	Value
Materials-(continued)
International Paper Co.	1,358,497	$ 53,117,233
LyondellBasell Industries N.V., Class A	966,563	74,792,645
Westrock Co.	1,209,662	41,346,247
		210,657,081
Real Estate-5.60%
American Campus Communities, Inc.	50,266	2,336,364
CoreSite Realty Corp.	12,241	1,422,159
Corporate Office Properties Trust	54,473	1,573,725
HCP, Inc.	145,068	5,035,310
Healthcare Realty Trust, Inc.	36,098	1,199,537
Highwoods Properties, Inc.	41,468	1,791,832
Host Hotels & Resorts, Inc.	801,424	12,854,841
Lamar Advertising Co., Class A	52,744	4,042,828
Life Storage, Inc.	14,537	1,540,340
National Retail Properties, Inc.	30,658	1,721,447
Pebblebrook Hotel Trust	94,437	2,546,966
PotlatchDeltic Corp.	63,854	2,457,102
Realty Income Corp.	51,176	3,777,301
Simon Property Group, Inc.	90,990	13,552,051
Taubman Centers, Inc.	40,050	1,563,952
Urban Edge Properties	54,926	961,754
Ventas, Inc.	141,732	10,401,711
Weyerhaeuser Co.	729,764	19,200,091
		87,979,311
Utilities-12.38%
Dominion Energy, Inc.	470,966	36,561,090
Duke Energy Corp.	723,501	67,097,483
Entergy Corp.	266,832	30,109,323
Southern Co. (The)	1,043,897	60,817,439
		194,585,335
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $1,673,289,351)		1,567,711,196
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.80%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(c)(d)	21,255,533	21,255,533
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(c)(d)	7,095,531	7,098,369
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,353,758)		28,353,902
TOTAL INVESTMENTS IN SECURITIES-101.51% (Cost $1,701,643,109)		1,596,065,098
OTHER ASSETS LESS LIABILITIES-(1.51)%		(23,765,180)
NET ASSETS-100.00%		$1,572,299,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
August 31, 2019
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Statements of Assets and Liabilities
August 31, 2019
	Invesco Global ESG Revenue ETF (ESGF)	Invesco Global Revenue ETF (RGLB)	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P Financials Revenue ETF (RWW)
Assets:
Unaffiliated investments in securities, at value(a)	$22,401,668	$12,430,238	$ 916,223,908	$32,343,629
Affiliated investments in securities, at value	470,927	154,381	3,594,583	83,351
Foreign currencies, at value	4,806	18,551	-	-
Receivable for:
Dividends	58,575	29,762	2,750,099	74,789
Securities lending	831	360	788	8
Investments sold	23,841	2,772	-	-
Foreign tax reclaims	3,853	1,450	-	-
Total assets	22,964,501	12,637,514	922,569,378	32,501,777
Liabilities:
Due to custodian	26,172	21,138	769,132	-
Payable for:
Investments purchased	8,847	4,023	-	-
Collateral upon return of securities loaned	465,510	154,381	3,300,836	-
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	8,533	4,517	303,528	12,433
Accrued expenses	7,127	7,002	18,332	7,248
Total liabilities	516,189	191,061	4,391,828	19,681
Net Assets	$22,448,312	$12,446,453	$918,177,550	$32,482,096
Net assets consist of:
Shares of beneficial interest	$23,893,346	$13,370,419	$877,579,157	$34,336,381
Distributable earnings	(1,445,034)	(923,966)	40,598,393	(1,854,285)
Net Assets	$22,448,312	$12,446,453	$918,177,550	$32,482,096
Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	500,000	17,451,400	500,000
Net asset value	$ 28.06	$ 24.89	$ 52.61	$ 64.96
Market price	$ 28.13	$ 24.89	$ 52.62	$ 65.02
Unaffiliated investments in securities, at cost	$ 23,086,744	$12,824,926	$847,591,962	$33,482,282
Affiliated investments in securities, at cost	$ 472,077	$ 154,381	$ 3,790,297	$ 168,797
Foreign currencies, at cost	$ 4,758	$ 18,489	$ -	$ -
(a)Includes securities on loan with an aggregate value of:	$ 444,958	$ 140,999	$ 3,218,101	$ -
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)

$327,047,530	$ 349,346,895	$1,567,711,196
15,256,118	32,090,787	28,353,902
-	-	-

366,669	352,540	5,443,689
38,655	76,915	40,909
-	-	5,332,853
-	-	-
342,708,972	381,867,137	1,606,882,549

542	-	307,560

-	568,028	-
15,170,720	31,773,986	28,353,758
-	-	5,347,849
109,023	118,735	545,440
11,032	11,588	28,024
15,291,317	32,472,337	34,582,631
$327,417,655	$ 349,394,800	$1,572,299,918

$356,884,797	$ 478,521,675	$ 1,815,580,302
(29,467,142)	(129,126,875)	(243,280,384)
$327,417,655	$ 349,394,800	$1,572,299,918
5,801,400	5,951,400	44,100,000
$ 56.44	$ 58.71	$ 35.65
$ 56.42	$ 58.69	$ 35.67
$328,174,171	$ 426,715,833	$1,673,289,351
$ 15,256,118	$ 32,093,695	$ 28,353,758
$ -	$ -	$ -
$ 14,523,313	$ 29,567,135	$ 28,160,113

65

Statements of Operations
For the period July 1, 2019 through August 31, 2019 and the year ended June 30, 2019
	Invesco Global ESG Revenue ETF (ESGF)		Invesco Global Revenue ETF (RGLB)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Two Months Ended August 31, 2019	Year Ended June 30, 2019
Investment income:
Unaffiliated dividend income	$ 97,844	$ 757,012	$ 64,661	$ 416,863
Affiliated dividend income	141	96	34	59
Non-cash dividend income	998	37,608	9	21,126
Securities lending income	1,625	5,702	664	1,364
Foreign witholding tax	(5,628)	(64,475)	(4,941)	(32,734)
Total investment income	94,980	735,943	60,427	406,678
Expenses:
Unitary management fees	17,527	103,611	9,310	55,755
Proxy fees	7,127	-	7,002	-
Total expenses	24,654	103,611	16,312	55,755
Less: Waivers	(6)	(13)	(3)	(6)
Net expenses	24,648	103,598	16,309	55,749
Net investment income	70,332	632,345	44,118	350,929
Realized and unrealized gain (loss) from:
Unaffiliated investment securities	(98,239) (a)	(623,276)	(33,091) (a)	(453,658) (a)
Affiliated investment securities	-	-	-	-
Unaffiliated in-kind redemptions	-	421,578	-	473,326
Affiliated in-kind redemptions	-	-	-	-
Foreign currencies	(759)	(6,521)	(30)	(6,372)
Net realized gain (loss)	(98,998)	(208,219)	(33,121)	13,296
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(952,639) (b)	(182,084) (b)	(628,438) (b)	(235,189) (b)
Affiliated investment securities	(1,249)	99	(2)	2
Foreign currencies	(428)	519	(159)	39
Change in unrealized appreciation (depreciation)	(954,316)	(181,466)	(628,599)	(235,148)
Net realized and unrealized gain (loss)	(1,053,314)	(389,685)	(661,720)	(221,852)
Net increase (decrease) in net assets resulting from operations	$ (982,982)	$ 242,660	$(617,602)	$ 129,077

(a)	Net of foreign taxes of $139, $51, and $476, respectively.
(b)	Net of change in deferred foreign taxes of $371, $1,581, $1,392, and $1,414, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P Financials Revenue ETF (RWW)		Invesco S&P MidCap 400 Revenue ETF (RWK)		Invesco S&P SmallCap 600 Revenue ETF (RWJ)
Two Months Ended August 31, 2019	Year Ended June 30, 2019	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Two Months Ended August 31, 2019	Year Ended June 30, 2019

$ 4,222,921	$ 22,624,133	$ 143,848	$ 993,123	$ 778,850	$ 5,164,979	$ 717,184	$ 6,180,689
6,593	26,267	1,565	8,469	306	127	333	30,336
-	553,348	-	-	-	83,329	-	-
1,402	40,833	12	253	62,634	98,178	242,055	1,028,805
-	-	-	-	(275)	(679)	(129)	(730)
4,230,916	23,244,581	145,425	1,001,845	841,515	5,345,934	959,443	7,239,100

622,880	3,807,861	25,619	207,112	225,889	1,410,841	250,804	1,830,117
18,332	-	7,248	-	11,032	-	11,588	-
641,212	3,807,861	32,867	207,112	236,921	1,410,841	262,392	1,830,117
(61)	(118)	(2)	(4)	(23)	(14)	(23)	(39)
641,151	3,807,743	32,865	207,108	236,898	1,410,827	262,369	1,830,078
3,589,765	19,436,838	112,560	794,737	604,617	3,935,107	697,074	5,409,022

(4,257)	(23,162,701)	-	(577,953)	(98,465)	(14,184,249)	(767,853)	(32,599,939)
-	(74,141)	-	(15,709)	-	-	-	(46,233)
6,789,854	75,711,617	-	6,942,240	1,750,490	32,863,128	5,351,423	58,051,466
1,463	8,964	-	(12,099)	-	-	467	1,682
-	-	-	-	-	-	-	-
6,787,060	52,483,739	-	6,336,479	1,652,025	18,678,879	4,584,037	25,406,976

(24,404,472)	(6,578,379)	(1,557,784)	(4,954,212)	(28,795,126)	(20,423,994)	(33,889,314)	(98,717,001)
(91,020)	(28,945)	(23,576)	(19,160)	(379)	379	(4,750)	41,012
-	-	-	-	-	-	-	-
(24,495,492)	(6,607,324)	(1,581,360)	(4,973,372)	(28,795,505)	(20,423,615)	(33,894,064)	(98,675,989)
(17,708,432)	45,876,415	(1,581,360)	1,363,107	(27,143,480)	(1,744,736)	(29,310,027)	(73,269,013)
$(14,118,667)	$ 65,313,253	$ (1,468,800)	$ 2,157,844	$(26,538,863)	$ 2,190,371	$ (28,612,953)	$ (67,859,991)

67

Statements of Operations—(continued)
For the period July 1, 2019 through August 31, 2019 and the year ended June 30, 2019
	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019
Investment income:
Unaffiliated dividend income	$ 10,894,167	$ 55,067,686
Affiliated dividend income	2,348	247,824
Securities lending income	87,289	497,967
Total investment income	10,983,804	55,813,477
Expenses:
Unitary management fees	1,142,006	5,037,398
Proxy fees	28,024	-
Total expenses	1,170,030	5,037,398
Less: Waivers	(210)	(731)
Net expenses	1,169,820	5,036,667
Net investment income	9,813,984	50,776,810
Realized and unrealized gain (loss) from:
Unaffiliated investment securities	(14,564,116)	(102,327,468)
Affiliated investment securities	-	(3,391,378)
Unaffiliated in-kind redemptions	23,141,939	112,785,346
Affiliated in-kind redemptions	-	4,971
Net realized gain	8,577,823	7,071,471
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(114,555,021)	(9,147,556)
Affiliated investment securities	(699)	843
Change in unrealized appreciation (depreciation)	(114,555,720)	(9,146,713)
Net realized and unrealized gain (loss)	(105,977,897)	(2,075,242)
Net increase (decrease) in net assets resulting from operations	$ (96,163,913)	$ 48,701,568
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

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69

Statements of Changes in Net Assets
For the period July 1, 2019 through August 31, 2019 and the years ended June 30, 2019 and 2018
	Invesco Global ESG Revenue ETF (ESGF)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Year Ended June 30, 2018
Operations:
Net investment income	$ 70,332	$ 632,345	$ 523,421
Net realized gain (loss)	(98,998)	(208,219)	1,700,456
Change in net unrealized appreciation (depreciation)	(954,316)	(181,466)	(471,523)
Net increase (decrease) in net assets resulting from operations	(982,982)	242,660	1,752,354
Distributions to Shareholders from:
Distributable earnings	-	(570,657)	(702,508)
Shareholder Transactions:
Proceeds from shares sold	-	4,519,271	16,371,671
Value of shares repurchased	-	(2,974,163)	(14,904,746)
Net increase (decrease) in net assets resulting from share transactions	-	1,545,108	1,466,925
Net increase (decrease) in net assets	(982,982)	1,217,111	2,516,771
Net assets:
Beginning of period	23,431,294	22,214,183	19,697,412
End of period	$22,448,312	$23,431,294	$ 22,214,183
Changes in Shares Outstanding:
Shares sold	-	150,000	550,000
Shares repurchased	-	(100,000)	(500,000)
Shares outstanding, beginning of period	800,000	750,000	700,000
Shares outstanding, end of period	800,000	800,000	750,000

(a)	For the period July 11, 2017 (commencement of investment operations) to June 30, 2018.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Global Revenue ETF (RGLB)			Invesco S&P 500 Revenue ETF (RWL)
Two Months Ended August 31, 2019	Year Ended June 30, 2019	Period Ended June 30, 2018(a)	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Year Ended June 30, 2018

$ 44,118	$ 350,929	$ 324,285	$ 3,589,765	$ 19,436,838	$ 15,300,273
(33,121)	13,296	197,759	6,787,060	52,483,739	60,903,503
(628,599)	(235,148)	468,923	(24,495,492)	(6,607,324)	8,339,902
(617,602)	129,077	990,967	(14,118,667)	65,313,253	84,543,678

-	(326,861)	(278,541)	-	(19,138,436)	(17,723,983)

-	5,333,627	23,265,502	2,604,990	243,025,931	313,392,923
-	(5,309,136)	(10,740,580)	(26,857,380)	(250,146,076)	(152,222,803)
-	24,491	12,524,922	(24,252,390)	(7,120,145)	161,170,120
(617,602)	(173,293)	13,237,348	(38,371,057)	39,054,672	227,989,815

13,064,055	13,237,348	-	956,548,607	917,493,935	689,504,120
$12,446,453	$ 13,064,055	$ 13,237,348	$918,177,550	$ 956,548,607	$ 917,493,935

-	200,000	900,000	50,000	4,750,000	6,200,000
-	(200,000)	(400,000)	(500,000)	(4,950,000)	(2,950,000)
500,000	500,000	-	17,901,400	18,101,400	14,851,400
500,000	500,000	500,000	17,451,400	17,901,400	18,101,400

71

Statements of Changes in Net Assets—(continued)
For the period July 1, 2019 through August 31, 2019 and the years ended June 30, 2019 and 2018
	Invesco S&P Financials Revenue ETF (RWW)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Year Ended June 30, 2018
Operations:
Net investment income	$ 112,560	$ 794,737	$ 620,297
Net realized gain	-	6,336,479	1,474,077
Change in net unrealized appreciation (depreciation)	(1,581,360)	(4,973,372)	(1,328,352)
Net increase (decrease) in net assets resulting from operations	(1,468,800)	2,157,844	766,022
Distributions to Shareholders from:
Distributable earnings	-	(788,763)	(685,442)
Shareholder Transactions:
Proceeds from shares sold	-	6,364,575	31,019,019
Value of shares repurchased	-	(28,303,291)	(10,277,825)
Net increase (decrease) in net assets resulting from share transactions	-	(21,938,716)	20,741,194
Net increase (decrease) in net assets	(1,468,800)	(20,569,635)	20,821,774
Net assets:
Beginning of period	33,950,896	54,520,531	33,698,757
End of period	$32,482,096	$ 33,950,896	$ 54,520,531
Changes in Shares Outstanding:
Shares sold	-	100,000	450,000
Shares repurchased	-	(450,000)	(150,000)
Shares outstanding, beginning of period	500,000	850,000	550,000
Shares outstanding, end of period	500,000	500,000	850,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P MidCap 400 Revenue ETF (RWK)			Invesco S&P SmallCap 600 Revenue ETF (RWJ)
Two Months Ended August 31, 2019	Year Ended June 30, 2019	Year Ended June 30, 2018	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Year Ended June 30, 2018

$ 604,617	$ 3,935,107	$ 3,913,591	$ 697,074	$ 5,409,022	$ 5,174,190
1,652,025	18,678,879	19,377,220	4,584,037	25,406,976	52,865,569
(28,795,505)	(20,423,615)	8,688,904	(33,894,064)	(98,675,989)	358,776
(26,538,863)	2,190,371	31,979,715	(28,612,953)	(67,859,991)	58,398,535

-	(3,846,048)	(3,676,937)	-	(5,443,557)	(5,715,052)

2,857,012	80,869,707	90,878,997	3,109,660	175,782,312	83,311,618
(5,896,536)	(100,828,754)	(70,072,549)	(30,301,088)	(206,177,006)	(181,849,009)
(3,039,524)	(19,959,047)	20,806,448	(27,191,428)	(30,394,694)	(98,537,391)
(29,578,387)	(21,614,724)	49,109,226	(55,804,381)	(103,698,242)	(45,853,908)

356,996,042	378,610,766	329,501,540	405,199,181	508,897,423	554,751,331
$327,417,655	$ 356,996,042	$378,610,766	$ 349,394,800	$ 405,199,181	$ 508,897,423

50,000	1,400,000	1,500,000	50,000	2,600,000	1,150,000
(100,000)	(1,750,000)	(1,150,000)	(500,000)	(3,150,000)	(2,600,000)
5,851,400	6,201,400	5,851,400	6,401,400	6,951,400	8,401,400
5,801,400	5,851,400	6,201,400	5,951,400	6,401,400	6,951,400

73

Statements of Changes in Net Assets—(continued)
For the period July 1, 2019 through August 31, 2019 and the years ended June 30, 2019 and 2018
	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Year Ended June 30, 2018
Operations:
Net investment income	$ 9,813,984	$ 50,776,810	$ 25,549,754
Net realized gain	8,577,823	7,071,471	28,487,131
Change in net unrealized appreciation (depreciation)	(114,555,720)	(9,146,713)	37,354,744
Net increase (decrease) in net assets resulting from operations	(96,163,913)	48,701,568	91,391,629
Distributions to Shareholders from:
Distributable earnings	-	(48,980,283)	(29,379,796)
Shareholder Transactions:
Proceeds from shares sold	186,494,329	2,425,047,339	439,228,941
Value of shares repurchased	(300,629,591)	(1,253,156,914)	(400,883,719)
Net increase (decrease) in net assets resulting from share transactions	(114,135,262)	1,171,890,425	38,345,222
Net increase (decrease) in net assets	(210,299,175)	1,171,611,710	100,357,055
Net assets:
Beginning of period	1,782,599,093	610,987,383	510,630,328
End of period	$1,572,299,918	$ 1,782,599,093	$ 610,987,383
Changes in Shares Outstanding:
Shares sold	4,950,000	64,100,000	12,150,000
Shares repurchased	(8,200,000)	(32,750,000)	(11,250,000)
Shares outstanding, beginning of period	47,350,000	16,000,000	15,100,000
Shares outstanding, end of period	44,100,000	47,350,000	16,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights
Invesco Global ESG Revenue ETF (ESGF)
	Two Months Ended August 31, 2019	Years Ended June 30,		For the Period October 31, 2016(a) Through June 30, 2017
		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$ 29.29	$ 29.62	$ 28.14	$ 25.00
Net investment income(b)	0.09	0.80	0.71	0.38
Net realized and unrealized gain (loss) on investments	(1.32)	(0.42)	1.71	2.97
Total from investment operations	(1.23)	0.38	2.42	3.35
Distributions to shareholders from:
Net investment income	-	(0.71)	(0.83)	(0.21)
Net realized gains	-	-	(0.11)	-
Total distributions	-	(0.71)	(0.94)	(0.21)
Net asset value at end of period	$ 28.06	$ 29.29	$ 29.62	$ 28.14
Market price at end of period	$ 28.13(c)	$ 29.43(c)
Net Asset Value Total Return(d)	(4.20)%	1.37%	8.62%	13.49%
Market Price Total Return(d)	(4.42)%	1.47%	7.58%	14.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,448	$23,431	$22,214	$19,697
Ratio to average net assets of:
Expenses, after Waivers	0.48% (e)	0.45%	0.45%	0.45% (f)
Expenses, prior to Waivers	0.48% (e)	0.45%	0.58%	1.18% (f)
Net investment income	1.96% (e)	2.75%	2.32%	2.15% (f)
Portfolio turnover rate(g)	6%	28%	73%	78%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights
Invesco Global Revenue ETF (RGLB)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	For the Period July 11, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$ 26.13	$ 26.47	$ 25.00
Net investment income(b)	0.09	0.70	0.65
Net realized and unrealized gain (loss) on investments	(1.33)	(0.39)	1.38
Total from investment operations	(1.24)	0.31	2.03
Distributions to shareholders from:
Net investment income	-	(0.65)	(0.56)
Net asset value at end of period	$ 24.89	$ 26.13	$ 26.47
Market price at end of period	$ 24.89(c)	$ 26.15(c)
Net Asset Value Total Return(d)	(4.75)%	1.26%	8.10% (e)
Market Price Total Return(d)	(4.82)%	1.45%	7.95% (e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,446	$13,064	$13,237
Ratio to average net assets of:
Expenses, after Waivers	0.48% (f)	0.43%	0.43% (g)
Expenses, prior to Waivers	0.48% (f)	0.43%	0.58% (g)
Net investment income	2.30% (f)	2.71%	2.47% (g)
Portfolio turnover rate(h)	5%	24%	64%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.16% and Total Return at Market Value by 0.15%.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.05%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights
Invesco S&P 500 Revenue ETF (RWL)
	Two Months Ended August 31, 2019	Years Ended June 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$ 53.43	$ 50.69	$ 46.43	$ 40.74	$ 40.91	$ 38.56
Net investment income(a)	0.20	1.03	0.90	0.83	0.76	0.68
Net realized and unrealized gain (loss) on investments	(1.02)	2.72	4.41	5.60	(0.14)	2.35
Total from investment operations	(0.82)	3.75	5.31	6.43	0.62	3.03
Distributions to shareholders from:
Net investment income	-	(1.01)	(1.05)	(0.74)	(0.76)	(0.64)
Net realized gains	-	-	-	-	(0.03)	(0.04)
Total distributions	-	(1.01)	(1.05)	(0.74)	(0.79)	(0.68)
Net asset value at end of period	$ 52.61	$ 53.43	$ 50.69	$ 46.43	$ 40.74	$ 40.91
Market price at end of period	$ 52.62(b)	$ 53.41(b)
Net Asset Value Total Return(c)	(1.54)%	7.51%	11.49%	15.96%	1.55%	7.91%
Market Price Total Return(c)	(1.47)%	7.41%	11.46%	15.98%	1.61%	7.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$918,178	$956,549	$917,494	$689,504	$366,679	$343,682
Ratio to average net assets of:
Expenses, after Waivers	0.39% (d)	0.39%	0.39%	0.42%	0.49%	0.49%
Expenses, prior to Waivers	0.39% (d)	0.39%	0.41%	0.52%	0.62%	0.61%
Net investment income	2.26% (d)	1.99%	1.81%	1.89%	1.92%	1.70%
Portfolio turnover rate(e)	0% (f)	19%	15%	15%	14%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(f)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights
Invesco S&P Financials Revenue ETF (RWW)
	Two Months Ended August 31, 2019	Years Ended June 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$ 67.90	$ 64.14	$ 61.27	$ 45.61	$ 50.02	$ 46.54
Net investment income(a)	0.23	1.12	0.90	0.70	0.66	0.54
Net realized and unrealized gain (loss) on investments	(3.17)	3.82	2.95	15.65	(4.38)	3.44
Total from investment operations	(2.94)	4.94	3.85	16.35	(3.72)	3.98
Distributions to shareholders from:
Net investment income	-	(1.18)	(0.98)	(0.69)	(0.69)	(0.50)
Net asset value at end of period	$ 64.96	$ 67.90	$ 64.14	$ 61.27	$ 45.61	$ 50.02
Market price at end of period	$ 65.02(b)	$ 67.83(b)
Net Asset Value Total Return(c)	(4.33)%	7.83%	6.24%	36.14%	(7.49)%	8.57%
Market Price Total Return(c)	(4.14)%	7.68%	6.27%	36.20%	(7.58)%	8.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,482	$33,951	$54,521	$33,699	$20,524	$32,513
Ratio to average net assets of:
Expenses, after Waivers	0.47% (d)	0.45%	0.46%	0.49%	0.49%	0.49%
Expenses, prior to Waivers	0.47% (d)	0.45%	0.49%	0.81%	0.91%	0.77%
Net investment income	2.08% (d)	1.73%	1.35%	1.28%	1.40%	1.11%
Portfolio turnover rate(e)	0%	12%	8%	18%	20%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights
Invesco S&P MidCap 400 Revenue ETF (RWK)
	Two Months Ended August 31, 2019	Years Ended June 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$ 61.01	$ 61.05	$ 56.31	$ 47.74	$ 49.39	$ 47.75
Net investment income(a)	0.10	0.65	0.63	0.56	0.44	0.41
Net realized and unrealized gain (loss) on investments	(4.67)	(0.06)	4.70	8.68	(1.63)	1.79
Total from investment operations	(4.57)	0.59	5.33	9.24	(1.19)	2.20
Distributions to shareholders from:
Net investment income	-	(0.63)	(0.59)	(0.67)	(0.46)	(0.39)
Net realized gains	-	-	-	-	-	(0.17)
Total distributions	-	(0.63)	(0.59)	(0.67)	(0.46)	(0.56)
Net asset value at end of period	$ 56.44	$ 61.01	$ 61.05	$ 56.31	$ 47.74	$ 49.39
Market price at end of period	$ 56.42(b)	$ 60.91(b)
Net Asset Value Total Return(c)	(7.49)%	1.05%	9.48%	19.46%	(2.39)%	4.63%
Market Price Total Return(c)	(7.37)%	0.90%	9.40%	19.45%	(2.38)%	5.05%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$327,418	$356,996	$378,611	$329,502	$186,252	$242,092
Ratio to average net assets of:
Expenses, after Waivers	0.39% (d)	0.39%	0.39%	0.43%	0.54%	0.54%
Expenses, prior to Waivers	0.39% (d)	0.39%	0.42%	0.56%	0.72%	0.68%
Net investment income	1.06% (d)	1.09%	1.08%	1.05%	0.94%	0.84%
Portfolio turnover rate(e)	0% (f)	33%	34%	46%	22%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(f)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
	Two Months Ended August 31, 2019	Years Ended June 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$ 63.30	$ 73.21	$ 66.03	$ 55.06	$ 58.05	$ 56.25
Net investment income(a)	0.11	0.79	0.69	0.55	0.36	0.39
Net realized and unrealized gain (loss) on investments	(4.70)	(9.90)	7.24	10.85	(2.97)	1.89
Total from investment operations	(4.59)	(9.11)	7.93	11.40	(2.61)	2.28
Distributions to shareholders from:
Net investment income	-	(0.80)	(0.75)	(0.43)	(0.38)	(0.38)
Net realized gains	-	-	-	-	-	(0.10)
Total distributions	-	(0.80)	(0.75)	(0.43)	(0.38)	(0.48)
Net asset value at end of period	$ 58.71	$ 63.30	$ 73.21	$ 66.03	$ 55.06	$ 58.05
Market price at end of period	$ 58.69(b)	$ 63.23(b)
Net Asset Value Total Return(c)	(7.25)%	(12.45)%	12.07% (d)	20.75%	(4.46)%	4.06%
Market Price Total Return(c)	(7.18)%	(12.57)%	12.10% (d)	20.76%	(4.51)%	4.24%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$349,395	$405,199	$508,897	$554,751	$297,421	$374,516
Ratio to average net assets of:
Expenses, after Waivers	0.39% (e)	0.39%	0.39%	0.43%	0.54%	0.54%
Expenses, prior to Waivers	0.39% (e)	0.39%	0.42%	0.54%	0.68%	0.67%
Net investment income	1.10% (e)	1.15%	1.01%	0.86%	0.68%	0.69%
Portfolio turnover rate(f)	1%	39%	38%	46%	44%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.10% and Total Return at Market Value by 0.09%.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
	Two Months Ended August 31, 2019	Years Ended June 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$ 37.65	$ 38.19	$ 33.82	$ 31.52	$ 28.81	$ 28.72
Net investment income(a)	0.21	1.46	1.73	1.50	1.21	1.20
Net realized and unrealized gain (loss) on investments	(2.21)	(0.66)	4.56	1.96	2.66	0.03 (b)
Total from investment operations	(2.00)	0.80	6.29	3.46	3.87	1.23
Distributions to shareholders from:
Net investment income	-	(1.34)	(1.92)	(1.14)	(1.16)	(1.11)
Net realized gains	-	-	-	(0.02)	-	(0.03)
Total distributions	-	(1.34)	(1.92)	(1.16)	(1.16)	(1.14)
Net asset value at end of period	$ 35.65	$ 37.65	$ 38.19	$ 33.82	$ 31.52	$ 28.81
Market price at end of period	$ 35.67(c)	$ 37.67(c)
Net Asset Value Total Return(d)	(5.31)%	2.26%	19.13%	11.10%	13.91%	4.30%
Market Price Total Return(d)	(5.31)%	2.26%	19.12%	11.18%	13.90%	4.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,572,300	$1,782,599	$610,987	$510,630	$110,330	$66,254
Ratio to average net assets of:
Expenses, after Waivers	0.39% (e)	0.39%	0.39%	0.41%	0.49%	0.49%
Expenses, prior to Waivers	0.39% (e)	0.39%	0.41%	0.52%	0.75%	0.72%
Net investment income	3.36% (e)	3.93%	4.90%	4.48%	4.19%	4.06%
Portfolio turnover rate(f)	12%	122%	74%	81%	208%	52%

(a)	Based on average shares outstanding.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating value of the investments of the Fund.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2019
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Predecessor Fund (as defined below)	Short Name
Invesco Global ESG Revenue ETF (ESGF)	Oppenheimer Global ESG Revenue ETF	"Global ESG Revenue ETF"
Invesco Global Revenue ETF (RGLB)	Oppenheimer Global Revenue ETF	"Global Revenue ETF"
Invesco S&P 500 Revenue ETF (RWL)	Oppenheimer S&P 500 Revenue ETF	"S&P 500 Revenue ETF"
Invesco S&P Financials Revenue ETF (RWW)	Oppenheimer S&P Financials Revenue ETF	"S&P Financials Revenue ETF"
Invesco S&P MidCap 400 Revenue ETF (RWK)	Oppenheimer S&P MidCap 400 Revenue ETF	"S&P MidCap 400 Revenue ETF"
Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Oppenheimer S&P SmallCap 600 Revenue ETF	"S&P SmallCap 600 Revenue ETF"
Invesco S&P Ultra Dividend Revenue ETF (RDIV)	Oppenheimer S&P Ultra Dividend Revenue ETF	"S&P Ultra Dividend Revenue ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Global Revenue ETF, which is listed and traded on Cboe BZX Exchange, Inc.
Each Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of a corresponding fund of the Oppenheimer ETF Trust (a "Predecessor Fund") after the close of business on May 24, 2019 (each, a "Reorganization"). Each Fund adopted the performance and financial information of its corresponding Predecessor Fund. Information presented prior to the close of business on May 24, 2019 is that of the Predecessor Fund.
Effective August 31, 2019, each Fund’s fiscal year-end changed from June 30 to August 31.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):
Fund	Underlying Index
Global ESG Revenue ETF	Invesco Revenue Weighted Global ESG Index
Global Revenue ETF	Invesco Revenue Weighted Global Index
S&P 500 Revenue ETF	S&P 500 Revenue-Weighted Index
S&P Financials Revenue ETF	S&P 500 Financials Sector Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400 Revenue-Weighted Index
S&P SmallCap 600 Revenue ETF	S&P SmallCap 600 Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900 Dividend Revenue-Weighted Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

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Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Other Risks
ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. Global depositary receipts ("GDR") are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover,

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ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for Funds that invest in non-U.S. securities, which may have lower trading volumes.
Currency Risk. The Funds may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because a Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in foreign currency, increases.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As each Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.
Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.
Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of the Shares than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

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Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.
Sampling Risk. Certain Funds use of a representative sampling approach may result in a Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and-Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
C.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
D.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex- dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.
F.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax

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benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses (as set forth in the Investment Advisory Agreement).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.
J.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.
K.	Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a

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risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
L.	Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended June 30, 2018, distributions from distributable earnings for each Fund (except Global ESG Revenue ETF) consisted of distributions from net investment income. For the year ended June 30, 2018, distributions from distributable earnings for Global ESG Revenue ETF consisted of distributions from net investment income of $617,833 and distributions from net realized gains of $84,675.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets. The rates paid by each Fund are as follows:
Unitary Management Fees (as a % of Net Assets)
Global ESG Revenue ETF	0.45%
Global Revenue ETF	0.43%
S&P 500 Revenue ETF	0.39%
S&P Financials Revenue ETF	0.45%
S&P MidCap 400 Revenue ETF	0.39%
S&P SmallCap 600 Revenue ETF	0.39%
S&P Ultra Dividend Revenue ETF	0.39%
Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.
Prior to the Reorganization, the Predecessor Funds were managed by OFI Advisors, LLC ("OFI") and each Predecessor Fund paid OFI an investment advisory fee calculated at the same annualized rates as disclosed above for each respective Fund.
Effective as of the Reorganization, the Adviser has agreed to waive a portion of each Fund’s unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses) from exceeding the Fund’s unitary management fee through at least May 24, 2021.
Further, effective as of the Reorganization, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

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For the period July 1, 2019 to August 31, 2019 and the year ended June 30, 2019, the Adviser waived fees for each Fund in the following amounts:
Fund	Period July 1, 2019 to August 31, 2019	Year Ended June 30, 2019
Global ESG Revenue ETF	$ 6	$ 13
Global Revenue ETF	3	6
S&P 500 Revenue ETF	61	118
S&P Financials Revenue ETF	2	4
S&P MidCap 400 Revenue ETF	23	14
S&P SmallCap 600 Revenue ETF	23	39
S&P Ultra Dividend Revenue ETF	210	731
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for each Predecessor Fund adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act. Prior to the Reorganization, the Predecessor Funds paid no distribution fees to OppenheimerFunds Distributor, Inc.
The Trust has entered into service agreements whereby The Bank of New York Mellon ("BNYM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund. Prior to the Reorganization, BNYM served as the administrator, custodian, fund accountant and transfer agent for each Predecessor Fund.
The Adviser has entered into licensing agreements on behalf of each Fund with the index provider of each Fund’s respective Underlying Index (each, a "Licensor").
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. Prior to the Reorganization, each Underlying Index name had been licensed to OFI for use by the corresponding Predecessor Fund. The Funds are not sponsored, endorsed, sold or promoted by any Licensor, and each Licensor makes no representation regarding the advisability of investing in any of the Funds.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of August 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation,

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the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Global ESG Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$ 22,406,158	$927	$ 0	$ 22,407,085
Money Market Funds	465,510	-	-	465,510
Total Investments	$ 22,871,668	$927	$ 0	$ 22,872,595
Global Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$ 12,430,037	$192	$ 9	$ 12,430,238
Money Market Funds	154,381	-	-	154,381
Total Investments	$ 12,584,418	$192	$ 9	$ 12,584,619
S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$349,375,623	$ -	$19,624	$ 349,395,247
Money Market Funds	32,042,435	-	-	32,042,435
Total Investments	$ 381,418,058	$ -	$19,624	$381,437,682
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Period July 1, 2019 to August 31, 2019, the Fiscal Year Ended June 30, 2019 and the Fiscal Year or Period Ended June 30, 2018:
	August 31, 2019	June 30, 2019	June 30, 2018
	Ordinary Income	Ordinary Income	Ordinary Income
Global ESG Revenue ETF	$-	$ 570,657	$ 702,508
Global Revenue ETF	-	326,861	278,541
S&P 500 Revenue ETF	-	19,138,436	17,723,983
S&P Financials Revenue ETF	-	788,763	685,442
S&P MidCap 400 Revenue ETF	-	3,846,048	3,676,937
S&P SmallCap 600 Revenue ETF	-	5,443,557	5,715,052
S&P Ultra Dividend Revenue ETF	-	48,980,283	29,379,796
Tax Components of Net Assets at Fiscal Period-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Depreciation - Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Global ESG Revenue ETF	$ 167,481	$ (838,297)	$(203)	$ (774,015)	$ 23,893,346	$ 22,448,312
Global Revenue ETF	93,641	(511,912)	(136)	(505,559)	13,370,419	12,446,453
S&P 500 Revenue ETF	4,536,637	58,483,620	-	(22,421,864)	877,579,157	918,177,550
S&P Financials Revenue ETF	144,708	(1,450,662)	-	(548,331)	34,336,381	32,482,096
S&P MidCap 400 Revenue ETF	930,330	(6,141,886)	-	(24,255,586)	356,884,797	327,417,655
S&P SmallCap 600 Revenue ETF	1,173,601	(87,690,577)	-	(42,609,899)	478,521,675	349,394,800
S&P Ultra Dividend Revenue ETF	13,083,057	(106,795,401)	-	(149,568,040)	1,815,580,302	1,572,299,918
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term

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or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The following table presents available capital loss carryforwards and expiration dates for each Fund as of August 31, 2019:
	No expiration
	Short-Term	Long-Term	Total*
Global ESG Revenue ETF	$ 213,495	$ 560,520	$ 774,015
Global Revenue ETF	132,531	373,028	505,559
S&P 500 Revenue ETF	4,622,848	17,799,016	22,421,864
S&P Financials Revenue ETF	239,619	308,712	548,331
S&P MidCap 400 Revenue ETF	13,391,636	10,863,950	24,255,586
S&P SmallCap 600 Revenue ETF	11,426,382	31,183,517	42,609,899
S&P Ultra Dividend Revenue ETF	121,183,748	28,384,292	149,568,040

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 6—Investment Transactions
For the period July 1, 2019 to August 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Global ESG Revenue ETF	$ 1,383,161	$ 1,339,176
Global Revenue ETF	756,832	702,280
S&P 500 Revenue ETF	1,095,998	833,907
S&P Financials Revenue ETF	51,298	-
S&P MidCap 400 Revenue ETF	1,130,634	816,757
S&P SmallCap 600 Revenue ETF	3,871,371	4,927,571
S&P Ultra Dividend Revenue ETF	228,638,252	217,840,878
For the period July 1, 2019 to August 31, 2019, in-kind transactions associated with creations and redemptions were as follows:
	Cost of Securities Received	Value of Securities Delivered
Global ESG Revenue ETF	$ -	$ -
Global Revenue ETF	-	-
S&P 500 Revenue ETF	2,602,687	25,222,187
S&P Financials Revenue ETF	-	-
S&P MidCap 400 Revenue ETF	2,855,150	6,121,855
S&P SmallCap 600 Revenue ETF	3,096,793	28,522,482
S&P Ultra Dividend Revenue ETF	186,239,967	301,600,511
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
At August 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Global ESG Revenue ETF	$ 1,825,978	$ (2,664,275)	$ (838,297)	$ 23,710,892
Global Revenue ETF	1,001,512	(1,513,424)	(511,912)	13,096,531
S&P 500 Revenue ETF	129,552,535	(71,068,915)	58,483,620	861,334,871
S&P Financials Revenue ETF	1,441,403	(2,892,065)	(1,450,662)	33,877,642
S&P MidCap 400 Revenue ETF	41,173,480	(47,315,366)	(6,141,886)	348,445,534
S&P SmallCap 600 Revenue ETF	39,055,278	(126,745,855)	(87,690,577)	469,128,259
S&P Ultra Dividend Revenue ETF	54,281,249	(161,076,650)	(106,795,401)	1,702,860,499

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NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, foreign currency transactions and passive foreign investment companies, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the period July 1, 2019 to August 31, 2019, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Global ESG Revenue ETF	$ (493)	$ 864	$ (371)
Global Revenue ETF	1,533	(141)	(1,392)
S&P 500 Revenue ETF	(473)	(6,550,309)	6,550,782
S&P Financials Revenue ETF	-	-	-
S&P MidCap 400 Revenue ETF	-	(1,667,970)	1,667,970
S&P SmallCap 600 Revenue ETF	-	(3,728,511)	3,728,511
S&P Ultra Dividend Revenue ETF	-	(22,510,333)	22,510,333
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares, except Global Revenue ETF which issues and redeems shares in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Global ESG Revenue ETF, Invesco Global Revenue ETF, Invesco S&P 500 Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 1, 2019 through August 31, 2019 and for the year ended June 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations, changes in each of their net assets and each of the financial highlights for the period July 1, 2019 through August 31, 2019 and for the year ended June 30, 2019 in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Predecessor Fund
Invesco Global ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
Invesco Global Revenue ETF	Oppenheimer Global Revenue ETF
Invesco S&P 500 Revenue ETF	Oppenheimer S&P 500 Revenue ETF
Invesco S&P Financials Revenue ETF	Oppenheimer S&P Financials Revenue ETF
Invesco S&P MidCap 400 Revenue ETF	Oppenheimer S&P MidCap 400 Revenue ETF
Invesco S&P SmallCap 600 Revenue ETF	Oppenheimer S&P SmallCap 600 Revenue ETF
Invesco S&P Ultra Dividend Revenue ETF	Oppenheimer S&P Ultra Dividend Revenue ETF
The financial statements of the Predecessor Funds as of and for the year or period ended June 30, 2018 and the financial highlights for each of the periods ended on or prior to June 30, 2018 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated August 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

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Calculating your ongoing Fund expenses
Example
As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Global ESG Revenue ETF (ESGF)
Actual	$1,000.00	$ 977.80	0.48%	$2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Invesco Global Revenue ETF (RGLB)
Actual	1,000.00	969.30	0.49	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.74	0.49	2.50
Invesco S&P 500 Revenue ETF (RWL)
Actual	1,000.00	1,024.50	0.39	1.99
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco S&P Financials Revenue ETF (RWW)
Actual	1,000.00	1,013.90	0.47	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.84	0.47	2.40
Invesco S&P MidCap 400 Revenue ETF (RWK)
Actual	1,000.00	939.70	0.39	1.91
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

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Calculating your ongoing Fund expenses—(continued)
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
Actual	$1,000.00	$ 851.90	0.39%	$1.82
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Actual	1,000.00	968.00	0.39	1.93
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended August 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2019:
	Qualified Dividend Income*	Corporate Dividends- Received Deduction*
Invesco Global ESG Revenue ETF	0%	0%
Invesco Global Revenue ETF	0%	0%
Invesco S&P 500 Revenue ETF	0%	0%
Invesco S&P Financials Revenue ETF	0%	0%
Invesco S&P MidCap 400 Revenue ETF	0%	0%
Invesco S&P SmallCap 600 Revenue ETF	0%	0%
Invesco S&P Ultra Dividend Revenue ETF	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:
	Gross Foreign Income	Foreign Taxes Paid
Invesco Global ESG Revenue ETF	$72,764	$5,631
Invesco Global Revenue ETF	45,842	4,907
Invesco S&P 500 Revenue ETF	-	-
Invesco S&P Financials Revenue ETF	-	-
Invesco S&P MidCap 400 Revenue ETF	-	-
Invesco S&P SmallCap 600 Revenue ETF	-	-
Invesco S&P Ultra Dividend Revenue ETF	-	-

95

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Fund Trust II was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	1,512,443,677.35	33,012,849.80
	Todd J. Barre	1,524,592,795.07	20,863,732.08
	Kevin M. Carome	1,522,436,691.04	23,019,836.11
	Edmund P. Giambastiani, Jr.	1,519,831,527.21	25,624,999.94
	Victoria J. Herget	1,524,877,948.56	20,578,578.59
	Marc M. Kole	1,504,247,741.10	41,208,786.05
	Yung Bong Lim	1,524,207,613.63	21,248,913.52
	Joanne Pace	1,517,347,361.29	28,109,165.86
	Gary R. Wicker	1,515,919,139.19	29,537,387.96
	Donald H. Wilson	1,501,758,651.59	43,697,875.56

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Trustees and Officers

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

As of August 31, 2019

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice Chairman of the Board; Chairman of the Nominating and Governance Committee and Trustee	Vice Chairman since 2018; Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	246	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017-Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	246	None

Edmund P. Giambastiani, Jr.—1948 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	President of Giambastiani Group LLC (national security and energy consulting) (2007-Present); Director, The Boeing Company (2009-Present); Trustee, MITRE Corporation (federally-funded research development) (2008-Present); Director of THL Credit, Inc. (alternative credit investment manager) (2016-Present); Trustee, U.S. Naval Academy Foundation Athletic & Scholarship Program (2010-Present); Advisory Board Member, Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development) (2010-Present); Defense Advisory Board Member Lawrence Livermore National Laboratory (2013-Present); formerly, Chairman (2015-2016), Lead Director (2011-2015) and Director (2008-2011), Monster Worldwide, Inc. (career services); Advisory Board Member,	246	Formerly, Trustee, certain funds of the Oppenheimer Funds complex (2013-2019); Director of Mercury Defense Systems Inc. (information technology) (2011-2013); Independent Director, QinetiQ Group Plc (defense technology and security) (2008-2011); Chairman,

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

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Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
			Maxwell School of Citizenship and Public Affairs of Syracuse University (2012-2016); United States Navy, career nuclear submarine officer (1970-2007); Seventh Vice Chairman of the Joint Chiefs of Staff (2005-2007); first NATO Supreme Allied Commander Transformation (2003-2005); Commander, U.S. Joint Forces Command (2002-2005).		Alenia North America, Inc. (military and defense products) (2008-2009); Director, SRA International, Inc. (information technology and services) (2008- 2011).

Victoria J. Herget—1951 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Formerly, Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms).	246	Trustee (2000-Present) and Chair (2010-2017), Newberry Library; Trustee, Mather LifeWays (2001-Present); Trustee, Chikaming Open Lands (2014-Present); formerly, Trustee, certain funds in the Oppenheimer Funds complex (2012-2019); Board Chair (2008-2015) and Director (2004-2018) of United Educators Insurance Company; Independent Director of the First American Funds (2003-2011); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

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Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
					Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (2006-2009); and Trustee, Chicago City Day School (1994-2005).

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (not-for-profit) (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Regional Chief Financial Officer, United Healthcare (2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	246	Treasurer (2018-Present), Finance Committee Member (2015-Present) and Audit Committee Member (2015), Thornapple Evangelical Covenant Church; formerly, Board and Finance Committee Member (2009-2017) and Treasurer (2010-2015, 2017), NorthPointe Christian Schools.

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

99

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, RDG Funds LLC (real estate) (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	246	Advisory Board Member, Performance Trust Capital Partners, LLC (2008-Present); Board Director of Beacon Power Services, Corp. (2019-Present).

Joanne Pace—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Formerly, Senior Advisor, SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and CCO, FrontPoint Partners, LLC (alternative investments) (2005-2006); held the following positions at Credit Suisse (investment banking), Managing Director (2003-2005), Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley, Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999).	246	Board Director, Horizon Blue Cross Blue Shield of New Jersey (2012-Present); Advisory Board Director, The Alberleen Group LLC (2012-Present); Governing Council Member (2016-Present) and Chair of Education Committee (2017-Present), Independent Directors Council (IDC); Board Member, 100 Women in Finance (2015-Present); Advisory Council Member of Morgan Stanley Children’s Hospital (2012- Present); formerly, Trustee, certain funds in the Oppenheimer

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

100

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
					Funds complex (2012-2019); Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director, Managed Funds Association (2008-2010); Board Director, (2007-2010) and Investment Committee Chair (2008-2010) Morgan Stanley Foundation.

Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer of RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider); Senior Audit Manager (1994-1997), PricewaterhouseCoopers LLP.	246	Board Member and Treasurer, Our Daily Bread Ministries Canada (2015-Present); Board and Finance Committee Member, West Michigan Youth For Christ (2010-Present).

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

101

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, President and Chief Executive Officer, Stone Pillar Investments, Ltd. (advisory services to the financial sector) (2016- 2018); Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	246	Director, Penfield Children’s Center (2004-Present); Board Chairman, Gracebridge Alliance, Inc. (2015-Present).

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

102

Trustees and Officers (continued)

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008-Present), Invesco North American Holdings, Inc.; Executive Vice President (2008-Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC; Director and Secretary (2012-Present), Invesco Services (Bahamas) Private Limited; and Executive Vice President (2014-Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director, Invesco Finance PLC (2011-2019); Director, INVESCO Asset Management (Bermuda) Ltd. (2014-2019); Director and Executive Vice President, Invesco Finance, Inc. (2011-2018); Director (2006-2018) and Executive Vice President (2008-2018), Invesco Group Services, Inc., Invesco Holding Company (US), Inc.; Director, Invesco Holding Company Limited (2007-2019); Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	246	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

103

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2015	Chief Executive Officer, Manager and Principal Executive Officer, Invesco Specialized Products, LLC (2018-Present); President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Kelli Gallegos—1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Assistant Treasurer, Invesco Specialized Products, LLC (2018-Present); Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management, Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2012	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, OppenheimerFunds, Inc. (2019-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2012-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund Trust, Invesco

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

104

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, Invesco Specialized Products, LLC (2018-Present); Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Head of Global Exchange Traded Funds Services, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Services, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Manager, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, and Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2011-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC (2013-2019); Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

105

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer, Invesco Specialized Products, LLC (2018-Present); Chief Compliance Officer, Invesco Capital Management LLC (2017-Present); Chief Compliance Officer, Invesco Exchange- Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer, ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/ Chief Financial Officer, Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

106

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (or any successor Form). The Trust’s Forms N-PORT (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	O-REV-AR-1	invesco.com/ETFs

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 13(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2019.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has four “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he/she is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the series of the Registrant with a fiscal year end of August 31, 2019 (each, a “Fund”) aggregate fees for services rendered to these Funds as shown in the following table. Each Fund is newly organized and was created, respectively, for the purpose of acquiring the assets and liabilities of a corresponding predecessor fund (each, a “Reorganization”). Each Reorganization was consummated after the close of business on May 24, 2019, prior to which each Fund had not yet commenced operations. Accordingly, the information shown in the following table for the fiscal year ended June 30, 2019 has been provided for the periods since each Fund’s commencement of operations. In connection with a change in the fiscal year end of each Fund from June 30 to August 31, the information shown in the following table has been provided for the fiscal period from July 1, 2019 to August 31, 2019. The Audit Committee pre-approved all audit and non-audit services provided to the Funds.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year end August 31, 2019	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year end June 30, 2019
Audit Fees	$140,709	$227,340
Audit-Related Fees	$0	$0
Tax Fees(1)	$170,950	$119,000
All Other Fees	$0	$0
Total Fees	$311,659	$346,340

(1)

Tax fees for the fiscal year ended August 31, 2019 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences. Tax Fees for the fiscal year ended June 30, 2019 include fees billed for reviewing tax returns, 2018 excise tax returns and excise tax distributions calculations.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), each Fund’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to each Fund (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the periods since each Fund’s commencement of operations for the fiscal year ended June 30, 2019 and July 1, 2019 for the fiscal year ended August 31, 2019 as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year End August 31, 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year End June 30, 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$690,000	$690,000
Tax Fees	$0	$0
All Other Fees	$0	$0
Total Fees	$690,000	$690,000

(1)	Audit-Related Fees for the fiscal years ended August 31, 2019 and June 30, 2019 include fees billed related to reviewing controls at a service organization.

(e)(1) Audit Committee Pre Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to	Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services

Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.

Last Reviewed by Compliance for Accuracy	June 15, 2018

Approved/Adopted Date	June 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Adopted: June 26, 2009

Amended: June 15, 2018

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $3,213,000 for the fiscal year ended August 31, 2019 and $3,213,000 for the fiscal year ended June 30, 2019 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee. In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $4,073,950 for the fiscal year ended August 31, 2019 and $4,022,000 for the fiscal year ended June 30, 2019.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule#2-01(f)(14) of Regulation S-X, of approximately $34 million and non-audit services of approximately $19 million for the fiscal year ended August 31, 2019. The Audit Committee considered this information in evaluating PwC’s independence.

During the reporting period, PwC advised the Registrant’s Audit Committee of the following matter for consideration under the SEC auditor independence rules. PwC advised the Audit Committee that a PwC Partner held a financial interest indirectly through his spouse’s employee benefit plan, in an investment company that as of May 24, 2019 in connection with the Reorganizations (as defined below) was advised by the Adviser that was inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. The financial interest was disposed of on July 8, 2019. PwC noted that , among other things, that during the time of its audit, the engagement team was not aware of the investment until after it was disposed of, the individual was not in the chain of command of the audit or the audit partners of Invesco or the affiliates of the Registrant, the individual did not provide any audit services to the Registrant or its affiliates and the investment was not material to the net worth of the individual or his respective immediate family members which PwC considered in reaching its conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality has not been adversely affected by this matter as it relates to the audit of the Registrant.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company (“MassMutual”), which was also consummated on May 24, 2019 (the “Acquisition”). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”). Additionally, PwC provided certain non-audit services, including expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances, including the mitigating factors described below, and after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

•	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

•	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;

•

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

•

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

•

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

•

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

•	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

•

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

•	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date: October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date: October 25, 2019

By:	/s/ Kelli Gallegos

Name:	Kelli Gallegos
Title:	Treasurer

Date: October 25, 2019